                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3218
                                   ------------


            RIVERSOURCE VARIABLE PORTFOLIO - INVESTMENT SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota        55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:      08/31
                         --------------
Date of reporting period:     11/30
                         --------------

                              PORTFOLIO HOLDINGS
                                      FOR
                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS
                               AT NOV. 30, 2006

INVESTMENTS IN SECURITIES

RiverSource VP - Balanced Fund

NOV. 30, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (66.9%)

ISSUER                              SHARES                    VALUE(a)

AEROSPACE & DEFENSE (2.7%)
Boeing                                77,470                 $6,858,419
DRS Technologies                      30,472                  1,514,154
General Dynamics                      55,376                  4,144,340
Goodrich                             124,372                  5,596,740
Honeywell Intl                       295,766                 12,712,023
L-3 Communications Holdings           17,237                  1,417,743
Lockheed Martin                       77,307                  6,992,418
Northrop Grumman                     139,965                  9,367,857
United Technologies                   72,224                  4,660,615
                                                            -----------
Total                                                        53,264,309
-----------------------------------------------------------------------

BEVERAGES (0.6%)
Coca-Cola                             85,901                  4,022,744
PepsiCo                              123,292                  7,640,405
                                                            -----------
Total                                                        11,663,149
-----------------------------------------------------------------------

BIOTECHNOLOGY (0.1%)
Amgen                                 18,772(b)               1,332,812
Biogen Idec                           26,372(b)               1,378,201
                                                            -----------
Total                                                         2,711,013
-----------------------------------------------------------------------

BUILDING PRODUCTS (0.3%)
American Standard Companies           33,126                  1,484,376
Masco                                131,049                  3,759,796
                                                            -----------
Total                                                         5,244,172
-----------------------------------------------------------------------

CAPITAL MARKETS (3.0%)
Bank of New York                     157,503                  5,597,657
Franklin Resources                    30,379                  3,242,654
KKR Private Equity Investors LP Unit  86,648                  1,888,926
Legg Mason                            13,615                  1,298,326
Lehman Brothers Holdings             198,862                 14,650,164
Merrill Lynch & Co                   156,723                 13,702,292
Morgan Stanley                       184,804                 14,074,673
State Street                          46,603                  2,895,444
                                                            -----------
Total                                                        57,350,136
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                              SHARES                    VALUE(a)

CHEMICALS (1.0%)
Ashland                               32,067                 $2,168,050
Dow Chemical                         214,199                  8,570,102
Eastman Chemical                      53,785                  3,193,753
EI du Pont de Nemours & Co            66,581                  3,124,646
RPM Intl                              79,869                  1,610,958
                                                            -----------
Total                                                        18,667,509
-----------------------------------------------------------------------

COMMERCIAL BANKS (2.5%)
Commerce Bancorp                      40,145                  1,395,440
Industrial & Commercial Bank
  of China Series H                  763,000(b,c)               386,483
PNC Financial Services Group          86,930                  6,145,082
US Bancorp                           298,468                 10,040,464
Wachovia                             216,590                 11,737,012
Wells Fargo & Co                     516,559                 18,203,539
                                                            -----------
Total                                                        47,908,020
-----------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.1%)
Avery Dennison                        36,329                  2,451,118
-----------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.8%)
Alcatel-Lucent                        24,906(c)                 333,813
Cisco Systems                        277,679(b)               7,464,011
Corning                               30,753(b)                 663,035
Lucent Technologies                1,108,296(b)               2,859,404
Motorola                             159,411                  3,534,142
                                                            -----------
Total                                                        14,854,405
-----------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.6%)
EMC                                  257,608(b)               3,377,241
Hewlett-Packard                      345,198                 13,621,513
Intl Business Machines               155,305                 14,275,636
                                                            -----------
Total                                                        31,274,390
-----------------------------------------------------------------------

CONSUMER FINANCE (1.0%)
American Express                      95,017                  5,579,398
Capital One Financial                170,623                 13,288,119
                                                            -----------
Total                                                        18,867,517
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                              SHARES                    VALUE(a)

CONTAINERS & PACKAGING (0.1%)
Temple-Inland                         62,703                 $2,451,687
-----------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (6.2%)
Bank of America                      954,170                 51,382,054
Citigroup                            899,812                 44,621,676
JPMorgan Chase & Co                  513,485                 23,764,086
                                                            -----------
Total                                                       119,767,816
-----------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.3%)
AT&T                                 249,137                  8,448,236
BellSouth                            466,245                 20,789,865
Chunghwa Telecom ADR                 159,711(c)               3,034,509
Citizens Communications              114,408                  1,621,161
Embarq                                56,156                  2,889,226
Verizon Communications               693,308                 24,224,182
Windstream                           216,645                  3,020,031
                                                            -----------
Total                                                        64,027,210
-----------------------------------------------------------------------

ELECTRIC UTILITIES (1.9%)
Entergy                              104,845                  9,574,445
Exelon                               196,362                 11,925,065
FPL Group                             41,478                  2,210,777
PPL                                   98,010                  3,562,664
Southern                             247,697                  8,979,016
                                                            -----------
Total                                                        36,251,967
-----------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Flextronics Intl                     127,814(b,c)             1,437,908
-----------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.0%)
Baker Hughes                          19,394                  1,424,101
BJ Services                          113,074                  3,818,509
Cameron Intl                          53,352(b)               2,898,081
Halliburton                           85,345                  2,879,540
Natl Oilwell Varco                    21,054(b)               1,400,302
TODCO                                 16,751(b)                 670,208
Transocean                            18,658(b)               1,454,391
Weatherford Intl                     119,113(b)               5,349,364
                                                            -----------
Total                                                        19,894,496
-----------------------------------------------------------------------






See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

RiverSource VP - Balanced Fund

COMMON STOCKS (CONTINUED)

ISSUER                              SHARES                    VALUE(a)

FOOD & STAPLES RETAILING (0.9%)
CVS                                  137,955                 $3,968,965
Safeway                              186,323                  5,740,612
Wal-Mart Stores                      180,088                  8,302,057
                                                            -----------
Total                                                        18,011,634
-----------------------------------------------------------------------

FOOD PRODUCTS (0.8%)
Cadbury Schweppes                    145,565(c)               1,498,156
Campbell Soup                         70,852                  2,697,336
General Mills                         48,495                  2,713,295
Hershey                               26,856                  1,422,562
Kellogg                              108,934                  5,422,735
Kraft Foods Cl A                      44,231                  1,550,297
                                                            -----------
Total                                                        15,304,381
-----------------------------------------------------------------------

GAS UTILITIES (0.2%)
ONEOK                                 93,081                  4,024,822
-----------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
Bausch & Lomb                         28,648                  1,387,136
Baxter Intl                           44,039                  1,970,305
Boston Scientific                    510,428(b)               8,074,971
                                                            -----------
Total                                                        11,432,412
-----------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.9%)
Aetna                                131,159                  5,418,178
Brookdale Senior Living                2,254                    102,895
Cardinal Health                       95,193                  6,151,372
CIGNA                                 23,075                  2,908,604
McKesson                              27,634                  1,365,120
UnitedHealth Group                    46,642                  2,289,189
                                                            -----------
Total                                                        18,235,358
-----------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.7%)
Applebee's Intl                      118,287                  2,691,029
Carnival Unit                         16,968                    831,262
Chipotle Mexican Grill Cl B            5,965(b)                 323,000
Marriott Intl Cl A                   111,008                  5,012,012
McDonald's                            89,141                  3,741,248
                                                            -----------
Total                                                        12,598,551
-----------------------------------------------------------------------

HOUSEHOLD DURABLES (0.3%)
DR Horton                            112,263                  2,990,687
Hovnanian Enterprises Cl A            66,593(b)               2,364,717
                                                            -----------
Total                                                         5,355,404
-----------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.8%)
Colgate-Palmolive                     82,370                  5,358,168
Procter & Gamble                      81,815                  5,137,164
Spectrum Brands                      586,294(b)               5,182,839
                                                            -----------
Total                                                        15,678,171
-----------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.0%)
3M                                    74,589                  6,076,020
General Electric                     743,551                 26,232,479
Tyco Intl                            201,807(c)               6,112,734
                                                            -----------
Total                                                        38,421,233
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                              SHARES                    VALUE(a)

INSURANCE (4.7%)
ACE                                  203,140(c)             $11,546,478
AFLAC                                120,183                  5,304,878
Allied World Assurance Holdings       41,154(b,c)             1,746,987
American Intl Group                  502,328                 35,323,704
Aon                                  119,912                  4,278,460
Arch Capital Group                    23,104(b,c)             1,543,347
Aspen Insurance Holdings              88,903(c)               2,395,936
Chubb                                 75,800                  3,923,408
Endurance Specialty Holdings          65,511(c)               2,458,628
Hartford Financial Services Group    139,347                 11,950,399
Max Re Capital                        84,059(c)               2,017,416
Prudential Financial                  64,263                  5,236,149
XL Capital Cl A                       42,073(c)               2,992,232
                                                            -----------
Total                                                        90,718,022
-----------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.2%)
Liberty Media - Interactive Cl A     176,598(b,h)             4,019,370
-----------------------------------------------------------------------

IT SERVICES (0.8%)
Affiliated Computer Services Cl A     88,328(b)               4,464,980
Automatic Data Processing            105,311                  5,079,150
Electronic Data Systems              166,756                  4,525,758
First Data                            93,132                  2,351,583
                                                            -----------
Total                                                        16,421,471
-----------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Mattel                                74,754                  1,640,850
-----------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (--%)
PerkinElmer                           30,731                    665,941
-----------------------------------------------------------------------

MACHINERY (1.0%)
Caterpillar                           86,440                  5,361,873
Deere & Co                            55,335                  5,312,160
Flowserve                             11,773(b)                 633,858
Illinois Tool Works                   31,778                  1,499,922
Ingersoll-Rand Cl A                   36,850(c)               1,437,519
ITT                                   38,292                  2,065,853
Parker Hannifin                       35,515                  2,964,792
                                                            -----------
Total                                                        19,275,977
-----------------------------------------------------------------------

MEDIA (4.8%)
Cablevision Systems Cl A              26,242(n)                 728,740
Clear Channel Communications          20,920                    735,547
Comcast Cl A                         221,364(b)               8,956,387
Comcast Special Cl A                 322,183(b)              12,977,531
EchoStar Communications Cl A          87,390(b)               3,146,914
Idearc                                34,665(b)                 954,685
Liberty Global Cl A                   53,731(b)               1,449,125
Liberty Global Series C               45,025(b)               1,177,854
Liberty Media - Capital Series A      35,305(b,h)             3,104,016
News Corp Cl A                       585,481                 12,060,909
NTL                                  522,687                 12,591,530

COMMON STOCKS (CONTINUED)

ISSUER                              SHARES                    VALUE(a)

MEDIA (CONT.)
Time Warner                          602,869                $12,141,782
Viacom Cl B                          258,817(b)               9,708,226
Vivendi                              153,835(c)               5,918,619
Walt Disney                          202,892                  6,705,581
                                                            -----------
Total                                                        92,357,446
-----------------------------------------------------------------------

METALS & MINING (0.2%)
Alcan                                 22,190(c)               1,067,561
Alcoa                                115,669                  3,605,403
                                                            -----------
Total                                                         4,672,964
-----------------------------------------------------------------------

MULTILINE RETAIL (0.9%)
Federated Department Stores           49,551                  2,085,602
JC Penney                             60,184                  4,654,631
Target                               185,990                 10,804,158
                                                            -----------
Total                                                        17,544,391
-----------------------------------------------------------------------

MULTI-UTILITIES (0.7%)
Dominion Resources                   128,310                 10,359,749
Xcel Energy                          144,683                  3,321,922
                                                            -----------
Total                                                        13,681,671
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (7.3%)
Anadarko Petroleum                    84,317                  4,161,887
BP ADR                                20,821(c)               1,417,494
Chesapeake Energy                    133,367                  4,538,479
Chevron                              385,502                 27,879,505
ConocoPhillips                       415,111                 27,936,970
Devon Energy                          59,982                  4,400,879
Exxon Mobil                          800,515                 61,487,556
Newfield Exploration                  33,181(b)               1,651,418
Royal Dutch Shell ADR                 31,435(c)               2,232,828
Total                                 66,557(c)               4,720,330
XTO Energy                            30,490                  1,542,794
                                                            -----------
Total                                                       141,970,140
-----------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.7%)
Bowater                              145,543                  3,172,837
Intl Paper                           130,175                  4,308,793
Weyerhaeuser                          90,732                  5,868,546
                                                            -----------
Total                                                        13,350,176
-----------------------------------------------------------------------

PHARMACEUTICALS (3.0%)
Bristol-Myers Squibb                 350,583                  8,704,976
GlaxoSmithKline ADR                   46,268(c)               2,458,219
Merck & Co                           170,262                  7,578,362
Novartis ADR                          56,781(c)               3,316,578
Pfizer                               995,105                 27,355,436
Schering-Plough                      226,621                  4,987,928
Watson Pharmaceuticals                75,359(b)               1,934,466
Wyeth                                 46,004                  2,221,073
                                                            -----------
Total                                                        58,557,038
-----------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.5%)
Apartment Investment & Management
  Cl A                                48,746                  2,809,719
Equity Office Properties Trust       130,966                  6,312,561
HomeBanc                              86,384                    363,677
                                                            -----------
Total                                                         9,485,957
-----------------------------------------------------------------------




See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

RiverSource VP - Balanced Fund

COMMON STOCKS (CONTINUED)

ISSUER                              SHARES                    VALUE(a)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.4%)
Advanced Micro Devices               158,634(b)              $3,421,735
Agere Systems                         84,485(b)               1,513,971
Broadcom Cl A                         42,110(b)               1,382,471
Credence Systems                      93,747(b)                 359,988
Cypress Semiconductor                222,363(b)               3,866,893
Freescale Semiconductor Cl A         143,754(b)               5,737,223
Freescale Semiconductor Cl B          34,173(b)               1,364,528
Infineon Technologies                105,704(b,c)             1,355,145
Infineon Technologies ADR            196,332(b,c)             2,538,573
Intel                                259,741                  5,545,471
Spansion Cl A                         33,938(b)                 495,834
                                                            -----------
Total                                                        27,581,832
-----------------------------------------------------------------------

SOFTWARE (1.7%)
Cadence Design Systems               346,771(b)               6,373,651
Compuware                            353,387(b)               2,964,917
McAfee                                28,003(b)                 817,968
Microsoft                            504,528                 14,797,805
Oracle                                84,603(b)               1,609,995
Symantec                             158,799(b)               3,366,539
TIBCO Software                       272,073(b)               2,533,000
                                                            -----------
Total                                                        32,463,875
-----------------------------------------------------------------------

SPECIALTY RETAIL (0.3%)
Home Depot                            78,892                  2,995,529
Lowe's Companies                      45,997                  1,387,270
TJX Companies                         47,889                  1,313,116
                                                            -----------
Total                                                         5,695,915
-----------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (2.1%)
Countrywide Financial                449,108                 17,838,570
Fannie Mae                           180,663                 10,303,211
Freddie Mac                          160,964                 10,810,342
Washington Mutual                     51,628                  2,255,111
                                                            -----------
Total                                                        41,207,234
-----------------------------------------------------------------------

TOBACCO (1.3%)
Altria Group                         300,271                 25,285,821
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.6%)
ALLTEL                               162,281                  9,207,824
Sprint Nextel                        855,392                 16,688,698
Vodafone Group ADR                   212,227(c)               5,594,304
                                                            -----------
Total                                                        31,490,826
-----------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $1,046,879,525)                                   $1,295,235,705
-----------------------------------------------------------------------

PREFERRED STOCKS & OTHER (--%)

ISSUER                              SHARES                    VALUE(a)

Ion Media Networks
   14.25% Pay-in-kind                     --(e)                  $1,314
Mexico Value Recovery Series E
   Rights                          2,000,000(b,c)                43,000
-----------------------------------------------------------------------

TOTAL PREFERRED STOCKS & OTHER
(Cost: $413)                                                    $44,314
-----------------------------------------------------------------------

BONDS (38.7%)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

SOVEREIGN (0.1%)
United Mexican States
   09-27-34               6.75%   $1,100,000(c)              $1,201,750
-----------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (9.9%)
Federal Farm Credit Bank
     10-10-08             4.25     3,480,000                  3,447,124
Federal Home Loan Bank
     01-18-08             4.63     8,030,000                  7,999,888
     02-08-08             4.63       745,000                    742,241
     02-13-08             5.25     5,645,000                  5,664,837
     06-18-08             5.13    10,930,000                 10,983,535
Federal Home Loan Mtge Corp
     06-15-08             3.88     8,710,000                  8,582,224
     10-15-08             5.13     2,645,000                  2,660,537
     03-15-09             5.75     2,700,000                  2,757,715
     07-15-09             4.25       800,000                    790,838
Federal Natl Mtge Assn
     01-15-08             4.63    16,455,000                 16,389,437
     10-15-08             4.50    14,610,000                 14,531,018
U.S. Treasury
     05-31-08             4.88     1,690,000                  1,694,357
     10-31-08             4.88     2,495,000                  2,505,916
     11-15-09             4.63    16,060,000                 16,111,440
     10-31-11             4.63    26,125,000                 26,322,976
     11-30-11             4.50    11,400,000(j)              11,427,609
     08-15-16             4.88    12,105,000(n)              12,485,642
     11-15-16             4.63     4,725,000                  4,787,016
     08-15-23             6.25    14,158,000(n)              16,739,626
     02-15-26             6.00    11,770,000                 13,735,955
U.S. Treasury Inflation-Indexed Bond
     01-15-07             3.38    12,808,600(p)              12,714,456
                                                            -----------
Total                                                       193,074,387
-----------------------------------------------------------------------

ASSET-BACKED (1.2%)
Capital Auto Receivables Asset Trust
   Series 2004-1 Cl CTFS
     09-15-10             2.84     1,000,000                    984,118
Capital Auto Receivables Asset Trust
   Series 2006-SN1A Cl A4B
     03-20-10             5.43     2,325,000(d,k)             2,325,000
Capital Auto Receivables Asset Trust
   Series 2006-SN1A Cl D
     04-20-11             6.15       625,000(d)                 637,598
Citibank Credit Card Issuance Trust
   Series 2003-A3 Cl A3
     03-10-10             3.10     2,450,000                  2,390,563
College Loan Corporation Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-1 Cl AIO
     07-25-08             5.62     3,925,000(l)                 611,441
Countrywide Asset-backed Ctfs
   Series 2005-10 Cl AF6
     02-25-36             4.92     1,365,000                  1,342,109
Countrywide Asset-backed Ctfs
   Series 2006-4 Cl 1A1M
     07-25-36             5.58       949,332(k)                 950,416

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

ASSET-BACKED (CONT.)
Drive Auto Receivables Trust
   Series 2006-2 Cl A2 (MBIA)
     07-15-11             5.30%   $1,675,000(d,g)            $1,680,496
Dunkin Securitization
   Series 2006-1 Cl A2 (AMBAC)
     06-20-31             5.78     2,375,000(d,g)             2,425,566
Ford Credit Floorplan Master Owner Trust
   Series 2006-3 Cl A
     06-15-11             5.50     2,500,000(k)               2,501,825
Hertz Vehicle Financing LLC
   Series 2004-1A Cl A3 (MBIA)
     05-25-09             2.85       600,000(d,g)               583,973
Metris Master Trust
   Series 2005-1A Cl D
     03-21-11             7.22       400,000(d,k)               400,244
Natl Collegiate Student Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-2 Cl AIO
     08-25-11             5.89     2,325,000(l)                 566,268
Natl Collegiate Student Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-3 Cl AIO
     01-25-12             0.00     3,400,000(l)               1,019,116
Popular ABS Mtge Pass-Through Trust
   Series 2005-A Cl AF2
     06-25-35             4.49       925,000                    914,632
Renaissance Home Equity Loan Trust
   Series 2005-4 Cl A3
     02-25-36             5.57     1,220,000                  1,218,573
Residential Asset Securities
   Series 2006-KS1 Cl A2
     02-25-36             5.46     2,595,000(k)               2,596,621
                                                            -----------
Total                                                        23,148,559
-----------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (5.0%) (f)
Banc of America Commercial Mtge
   Series 2005-1 Cl A4
     11-10-42             4.89     1,250,000                  1,253,613
Banc of America Commercial Mtge
   Series 2005-4 Cl ASB
     07-10-45             4.87     1,000,000                    989,962
Banc of America Commercial Mtge
   Series 2006-2 Cl AAB
     05-10-45             5.72     1,350,000                  1,404,670
Banc of America Commercial Mtge
   Series 2006-4 Cl AAB
     07-10-46             5.60     1,350,000                  1,389,041
Banc of America Large Loan
   Series 2006-LAQ Cl E
     02-09-21             5.70       900,000(d,k)               902,097
Banc of America Large Loan
   Series 2006-LAQ Cl F
     02-09-21             5.76     1,000,000(d,k)             1,002,328
Banc of America Large Loan
   Series 2006-LAQ Cl G
     02-09-21             5.85       700,000(d,k)               701,420



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

RiverSource VP - Balanced Fund

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

COMMERCIAL MORTGAGE-BACKED (CONT.)
Bear Stearns Commercial Mtge Securities
   Series 2003-T10 Cl A1
     03-13-40             4.00%   $2,847,055                 $2,769,103
Bear Stearns Commercial Mtge Securities
   Series 2005-PW10 Cl A4
     12-11-40             5.41     2,100,000                  2,141,252
Bear Stearns Commercial Mtge Securities
   Series 2005-T20 Cl E
     10-12-42             5.16       800,000                    789,816
CDC Commercial Mtge Trust
   Series 2002-FX1 Cl A2
     11-15-30             5.68     3,025,000                  3,105,967
Citigroup Commercial Mtge Trust
   Series 2005-EMG Cl A1
     09-20-51             4.15     1,790,695(d)               1,762,891
Citigroup/Deutsche Bank Commercial Mtge Trust
   Series 2005-CD1 Cl ASB
     07-15-44             5.23       775,000                    784,268
Commercial Mtge Acceptance
   Series 1999-C1 Cl A2
     06-15-31             7.03     2,450,689                  2,540,201
Commercial Mtge Pass-Through Ctfs
   Series 2006-CN2A Cl BFL
     02-05-19             5.63       600,000(d,k)               603,153
Credit Suisse Mtge Capital Ctfs
   Series 2006-C2 Cl A3
     03-15-39             5.66     1,350,000                  1,407,138
CS First Boston Mtge Securities
   Series 2001-CP4 Cl A4
     12-15-35             6.18     1,950,000                  2,034,398
CS First Boston Mtge Securities
   Series 2003-CPN1 Cl A2
     03-15-35             4.60       850,000                    829,636
Federal Natl Mtge Assn #745629
     01-01-18             5.08       859,325                    866,011
Federal Natl Mtge Assn
   Series 2002-M2 Cl C
     08-25-12             4.72       307,746                    304,683
GE Capital Commercial Mtge
   Series 2004-C2 Cl A2
     03-10-40             4.12     2,050,000                  1,994,343
General Electric Capital Assurance
   Series 2003-1 Cl A3
     05-12-35             4.77     2,650,000(d)               2,625,535
Greenwich Capital Commercial Funding
   Series 2004-GG1 Cl A5
     06-10-36             4.88       775,000                    771,292
Greenwich Capital Commercial Funding
   Series 2006-GG7 Cl AAB
     07-10-38             5.91     1,350,000                  1,420,840
GS Mtge Securities II
   Series 2004-GG2 Cl A4
     08-10-38             4.96     1,500,000                  1,496,341
JPMorgan Chase Commercial Mtge Securities
   Series 2002-CIB5 Cl A1
     10-12-37             4.37     1,501,577                  1,480,602

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

COMMERCIAL MORTGAGE-BACKED (CONT.)
JPMorgan Chase Commercial Mtge Securities
   Series 2003-CB6 Cl A2
     07-12-37             5.26%   $2,825,000                 $2,857,127
JPMorgan Chase Commercial Mtge Securities
   Series 2003-LN1 Cl A1
     10-15-37             4.13     1,506,842                  1,467,481
JPMorgan Chase Commercial Mtge Securities
   Series 2003-ML1A Cl A1
     03-12-39             3.97     1,039,558                  1,013,926
JPMorgan Chase Commercial Mtge Securities
   Series 2003-ML1A Cl A2
     03-12-39             4.77     1,675,000                  1,649,311
JPMorgan Chase Commercial Mtge Securities
   Series 2004-CBX Cl A3
     01-12-37             4.18     1,000,000                    978,786
JPMorgan Chase Commercial Mtge Securities
   Series 2005-LDP2 Cl A1
     07-15-42             4.33     2,150,185                  2,119,438
JPMorgan Chase Commercial Mtge Securities
   Series 2006-CB16 Cl A4
     05-12-45             5.55     4,975,000                  5,127,515
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP6 Cl A4
     04-15-43             5.48     1,150,000                  1,178,197
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP6 Cl ASB
     04-15-43             5.49     1,800,000                  1,838,585
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP8 Cl A4
     05-15-45             5.40     1,350,000                  1,375,758
LB-UBS Commercial Mtge Trust
   Series 2002-C2 Cl A3
     06-15-26             5.39     2,500,000                  2,534,164
LB-UBS Commercial Mtge Trust
   Series 2002-C4 Cl A5
     09-15-31             4.85     1,000,000                    992,838
LB-UBS Commercial Mtge Trust
   Series 2004-C2 Cl A3
     03-15-29             3.97     1,250,000                  1,190,913
LB-UBS Commercial Mtge Trust
   Series 2004-C8 Cl A2
     12-15-29             4.20     2,000,000                  1,956,480
LB-UBS Commercial Mtge Trust
   Series 2005-C5 Cl AAB
     09-15-30             4.93     1,975,000                  1,959,733
LB-UBS Commercial Mtge Trust
   Series 2006-C4 Cl AAB
     06-15-32             5.87     1,075,000                  1,129,452
LB-UBS Commercial Mtge Trust
   Series 2006-C7 Cl A3
     11-15-38             5.35     1,175,000(j)               1,193,611
Morgan Stanley Capital I
   Series 2003-IQ4 Cl A1
     05-15-40             3.27     1,360,462                  1,311,905
Morgan Stanley Capital I
   Series 2003-T11 Cl A2
     06-13-41             4.34     1,175,000                  1,154,195

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

COMMERCIAL MORTGAGE-BACKED (CONT.)
Morgan Stanley Capital I
   Series 2004-HQ4 Cl A5
     04-14-40             4.59%   $1,250,000                 $1,223,338
Morgan Stanley Capital I
   Series 2005-T19 Cl AAB
     06-12-47             4.85     2,425,000                  2,400,902
Morgan Stanley Capital I
   Series 2006-T23 Cl AAB
     08-12-41             5.80       850,000                    889,204
Morgan Stanley Capital I
   Series 2006-XLF Cl A2
     07-15-19             5.45     1,600,000(d,k)             1,600,606
Morgan Stanley Dean Witter Capital I
   Series 2002-TOP7 Cl A2
     01-15-39             5.98     3,225,000                  3,363,180
Nomura Asset Securities
   Series 1998-D6 Cl A3
     03-15-30             6.99     1,750,000                  1,954,963
Prudential Commercial Mtge Trust
   Series 2003-PWR1 Cl A1
     02-11-36             3.67     1,450,402                  1,401,604
SBA CMBS Trust
   Series 2006-1A Cl B
     11-15-36             5.45     1,050,000(d)               1,061,074
Wachovia Bank Commercial Mtge Trust
   Series 2003-C4 Cl A2
     04-15-35             4.57     2,600,000                  2,554,081
Wachovia Bank Commercial Mtge Trust
   Series 2003-C7 Cl A2
     10-15-35             5.08     3,700,000(d)               3,698,034
Wachovia Bank Commercial Mtge Trust
   Series 2005-C18 Cl A4
     04-15-42             4.94     1,100,000                  1,085,865
Wachovia Bank Commercial Mtge Trust
   Series 2005-C20 Cl A5
     07-15-42             5.09     1,250,000                  1,251,756
Wachovia Bank Commercial Mtge Trust
   Series 2006-C24 Cl APB
     03-15-45             5.58     1,100,000                  1,129,997
Wachovia Bank Commercial Mtge Trust
   Series 2006-C27 Cl A3
     07-15-45             5.77       725,000                    759,195
Wachovia Bank Commercial Mtge Trust
   Series 2006-C27 Cl APB
     07-15-45             5.73     1,250,000                  1,296,134
                                                            -----------
Total                                                        96,069,949
-----------------------------------------------------------------------

MORTGAGE-BACKED (16.7%) (f,o)
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2005-12 Cl 2A1
     03-25-36             5.71     2,326,775(i)               2,344,922
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2006-1 Cl 2A1
     03-25-36             5.97     2,667,173(i)               2,676,509



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

RiverSource VP - Balanced Fund

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

MORTGAGE-BACKED (CONT.)
Banc of America Funding
   Collateralized Mtge Obligation
   Series 2006-A Cl 3A2
     02-20-36             5.92%   $1,884,338(i)              $1,895,569
Bank of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11 Cl 1A1
     01-25-34             6.00     1,546,028                  1,541,266
Bank of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11 Cl 4A1
     01-25-19             4.75     1,088,946                  1,061,042
Bank of America Funding
   Collateralized Mtge Obligation
   Series 2006-2N Cl N1
     11-25-46             7.25       343,985(d,i)               340,986
Bear Stearns Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2005-8 Cl A4
     08-25-35             5.10     1,575,000(d,i)             1,555,908
ChaseFlex Trust
   Collateralized Mtge Obligation
   Series 2005-2 Cl 2A2
     06-25-35             6.50     2,334,597                  2,372,534
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11T1 Cl A1
     07-25-18             4.75     1,131,078                  1,102,094
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-54CB Cl 2A3
     11-25-35             5.50     1,702,167                  1,715,023
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-54CB Cl 3A7
     11-25-35             5.50     1,719,779                  1,732,744
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-64CB Cl 1A1
     12-25-35             5.50     2,977,285                  3,002,235
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-6CB Cl 1A1
     04-25-35             7.50     1,621,170                  1,693,399
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-85CB Cl 2A2
     02-25-36             5.50     1,098,717                  1,104,665
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-22R Cl 1A2
     05-25-36             6.00     2,500,000                  2,532,119
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-2CB Cl A11
     03-25-36             6.00     2,909,012                  2,924,900

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-31CB Cl A16
     11-25-36             6.00%   $1,700,000                 $1,732,912
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2005-R2 Cl 2A1
     06-25-35             7.00     1,956,767(d)               2,045,658
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2006-HYB1 Cl 1A1
     03-20-36             5.39     1,674,421(i)               1,673,684
CS First Boston Mtge Securities
   Collateralized Mtge Obligation
   Series 2005-12 Cl 3A1
     01-25-36             7.00     2,673,493                  2,747,067
Downey Savings & Loan Assn Mtge Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR5 Cl X1
     08-19-45             6.38    16,144,878(l)                 204,334
Federal Home Loan Mtge Corp
     12-01-36             5.50     7,000,000(j)               6,975,934
     12-01-36             6.00     4,500,000(j)               4,547,790
     12-01-36             6.50     9,000,000(j)               9,182,808
Federal Home Loan Mtge Corp #1G2496
     09-01-36             6.21     2,264,935(i)               2,293,586
Federal Home Loan Mtge Corp #A27373
     10-01-34             6.50       653,092                    667,390
Federal Home Loan Mtge Corp #A28602
     11-01-34             6.50     1,107,027                  1,131,264
Federal Home Loan Mtge Corp #B11835
     01-01-19             5.50       545,275                    549,075
Federal Home Loan Mtge Corp #C53878
     12-01-30             5.50     2,414,689                  2,419,434
Federal Home Loan Mtge Corp #C65869
     04-01-32             6.00     1,427,594                  1,448,531
Federal Home Loan Mtge Corp #C66871
     05-01-32             6.50     3,913,257                  4,022,144
Federal Home Loan Mtge Corp #C71514
     07-01-32             6.50       156,259                    160,243
Federal Home Loan Mtge Corp #C77689
     03-01-33             6.50       384,952                    396,261
Federal Home Loan Mtge Corp #C90598
     10-01-22             6.50       426,484                    438,230
Federal Home Loan Mtge Corp #C90767
     12-01-23             6.00     2,520,401                  2,564,319
Federal Home Loan Mtge Corp #D32310
     11-01-22             8.00        20,719                     21,689
Federal Home Loan Mtge Corp #D55755
     08-01-24             8.00        68,941                     72,753
Federal Home Loan Mtge Corp #D96300
     10-01-23             5.50       359,266                    360,746
Federal Home Loan Mtge Corp #D96348
     10-01-23             5.50     5,574,434                  5,597,398
Federal Home Loan Mtge Corp #E01127
     02-01-17             6.50       333,304                    341,097

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #E01419
     05-01-18             5.50%   $1,497,720                 $1,508,574
Federal Home Loan Mtge Corp #E81009
     07-01-15             7.50       137,174                    143,021
Federal Home Loan Mtge Corp #E89496
     04-01-17             6.00     3,130,635                  3,178,771
Federal Home Loan Mtge Corp #E97591
     06-01-18             5.50       343,153                    345,719
Federal Home Loan Mtge Corp #E98725
     08-01-18             5.00     3,552,230                  3,526,220
Federal Home Loan Mtge Corp #E99684
     10-01-18             5.00     1,786,142                  1,773,067
Federal Home Loan Mtge Corp #G01410
     04-01-32             7.00       548,949                    565,813
Federal Home Loan Mtge Corp #G01535
     04-01-33             6.00     2,261,212                  2,300,362
Federal Home Loan Mtge Corp #G12101
     11-01-18             5.00       173,796                    172,499
Federal Home Loan Mtge Corp #G30216
     04-01-22             6.50     4,400,667                  4,524,650
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2590 Cl BI
     02-15-14             2.28       439,225(l)                  18,398
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2718 Cl IA
     10-15-22            20.00     1,927,357(l)                  73,203
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2795 Cl IY
     07-15-17            15.06     2,036,626(l)                 194,774
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Series 2576 Cl KJ
     02-15-33             5.50     2,012,625                  2,028,058
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Series 2641 Cl KC
     01-15-18             6.50     1,080,738                  1,119,655
Federal Natl Mtge Assn
     12-01-21             5.50     1,250,000(j)               1,256,640
     12-01-36             5.50     4,650,000(j)               4,632,563
     12-01-36             6.00    15,000,000(j)              15,154,651
     12-01-36             6.50     4,000,000(j)               4,081,248
Federal Natl Mtge Assn #190899
     04-01-23             8.50       202,644                    213,536
Federal Natl Mtge Assn #190944
     05-01-24             6.00       828,441                    840,908
Federal Natl Mtge Assn #190988
     06-01-24             9.00       125,520                    133,640
Federal Natl Mtge Assn #250322
     08-01-25             7.50        17,090                     17,879
Federal Natl Mtge Assn #250384
     11-01-25             7.50       205,830                    215,337





See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

RiverSource VP - Balanced Fund

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #250495
     03-01-26             7.00%     $277,527                   $287,190
Federal Natl Mtge Assn #252381
     04-01-14             5.50     3,992,327                  4,026,952
Federal Natl Mtge Assn #254259
     04-01-17             5.50       657,160                    662,215
Federal Natl Mtge Assn #254494
     08-01-22             7.00       242,434                    250,802
Federal Natl Mtge Assn #254675
     01-01-23             6.50       368,179                    378,215
Federal Natl Mtge Assn #254708
     02-01-23             7.00       121,879                    126,086
Federal Natl Mtge Assn #254916
     09-01-23             5.50     2,499,572                  2,508,865
Federal Natl Mtge Assn #304279
     02-01-25             8.50       110,541                    118,841
Federal Natl Mtge Assn #309341
     05-01-25             8.50        27,376                     29,431
Federal Natl Mtge Assn #313049
     08-01-11             8.50       236,544                    246,132
Federal Natl Mtge Assn #323606
     03-01-29             6.50        56,710                     58,331
Federal Natl Mtge Assn #433310
     08-01-28             6.50       618,842                    636,532
Federal Natl Mtge Assn #440730
     12-01-28             6.00       217,961                    221,997
Federal Natl Mtge Assn #505122
     07-01-29             7.00       857,832                    886,190
Federal Natl Mtge Assn #50553
     04-01-22             8.00       103,228                    109,144
Federal Natl Mtge Assn #510587
     08-01-29             7.00       246,607                    254,760
Federal Natl Mtge Assn #540041
     02-01-29             7.00       655,275                    678,089
Federal Natl Mtge Assn #545489
     03-01-32             6.50       226,982                    232,985
Federal Natl Mtge Assn #545684
     05-01-32             7.50       173,927                    181,433
Federal Natl Mtge Assn #545885
     08-01-32             6.50       318,037                    325,987
Federal Natl Mtge Assn #555375
     04-01-33             6.00     4,238,612                  4,307,109
Federal Natl Mtge Assn #555376
     04-01-18             4.50       983,848                    960,070
Federal Natl Mtge Assn #555458
     05-01-33             5.50     1,717,401                  1,715,272
Federal Natl Mtge Assn #555528
     04-01-33             6.00     5,300,610                  5,375,286
Federal Natl Mtge Assn #555734
     07-01-23             5.00     1,700,002                  1,676,678
Federal Natl Mtge Assn #555740
     08-01-18             4.50     2,613,350                  2,550,262
Federal Natl Mtge Assn #615135
     11-01-16             6.00       165,523                    168,671
Federal Natl Mtge Assn #642346
     05-01-32             7.00     1,019,754                  1,050,878
Federal Natl Mtge Assn #643381
     06-01-17             6.00       175,203                    178,558

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #645277
     05-01-32             7.00%     $143,310                   $147,684
Federal Natl Mtge Assn #645569
     06-01-32             7.00       878,466                    905,277
Federal Natl Mtge Assn #646446
     06-01-17             6.50       185,950                    190,504
Federal Natl Mtge Assn #650105
     08-01-17             6.50       845,660                    866,373
Federal Natl Mtge Assn #662197
     09-01-32             6.50       355,786                    364,756
Federal Natl Mtge Assn #667604
     10-01-32             5.50       409,117                    408,661
Federal Natl Mtge Assn #670387
     08-01-32             7.00       273,432                    282,108
Federal Natl Mtge Assn #670711
     10-01-32             7.00       246,568                    254,093
Federal Natl Mtge Assn #673179
     02-01-18             6.00       419,404                    427,433
Federal Natl Mtge Assn #676511
     12-01-32             7.00       288,769                    297,582
Federal Natl Mtge Assn #678397
     12-01-32             7.00     1,062,604                  1,095,036
Federal Natl Mtge Assn #684601
     03-01-33             6.00     3,320,859                  3,377,851
Federal Natl Mtge Assn #687736
     02-01-33             5.50     1,234,531                  1,232,723
Federal Natl Mtge Assn #687887
     03-01-33             5.50     1,765,303                  1,765,436
Federal Natl Mtge Assn #688002
     03-01-33             5.50     1,909,289                  1,909,822
Federal Natl Mtge Assn #688034
     03-01-33             5.50     1,720,024                  1,720,579
Federal Natl Mtge Assn #689093
     07-01-28             5.50       904,801                    906,790
Federal Natl Mtge Assn #694546
     03-01-33             5.50       867,904                    866,633
Federal Natl Mtge Assn #694795
     04-01-33             5.50     3,520,031                  3,521,013
Federal Natl Mtge Assn #701937
     04-01-33             6.00     1,992,552                  2,018,570
Federal Natl Mtge Assn #703726
     02-01-33             5.00     2,895,609                  2,833,679
Federal Natl Mtge Assn #703818
     05-01-33             6.00     1,804,745                  1,831,392
Federal Natl Mtge Assn #709901
     06-01-18             5.00     1,764,920                  1,753,309
Federal Natl Mtge Assn #710823
     05-01-33             5.50     1,896,216                  1,894,917
Federal Natl Mtge Assn #720006
     07-01-33             5.50     2,135,929                  2,132,801
Federal Natl Mtge Assn #720070
     07-01-23             5.50     2,468,313                  2,477,490
Federal Natl Mtge Assn #720378
     06-01-18             4.50     2,460,533                  2,401,065
Federal Natl Mtge Assn #725232
     03-01-34             5.00     6,548,310                  6,413,087
Federal Natl Mtge Assn #725284
     11-01-18             7.00       195,739                    201,529

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #725425
     04-01-34             5.50%   $6,824,471                 $6,815,228
Federal Natl Mtge Assn #725431
     08-01-15             5.50       132,574                    133,764
Federal Natl Mtge Assn #725684
     05-01-18             6.00     3,028,239                  3,087,148
Federal Natl Mtge Assn #725737
     08-01-34             4.54     5,251,122(i)               5,219,300
Federal Natl Mtge Assn #725773
     09-01-34             5.50     7,607,638                  7,592,590
Federal Natl Mtge Assn #726940
     08-01-23             5.50       301,119                    301,743
Federal Natl Mtge Assn #730231
     08-01-23             5.50     2,280,528                  2,289,007
Federal Natl Mtge Assn #735057
     01-01-19             4.50     2,201,480                  2,148,272
Federal Natl Mtge Assn #737330
     09-01-18             5.50     1,582,604                  1,594,828
Federal Natl Mtge Assn #737374
     09-01-18             5.50     2,208,904                  2,225,938
Federal Natl Mtge Assn #745802
     07-01-36             6.00     7,040,496                  7,117,122
Federal Natl Mtge Assn #747642
     11-01-28             5.50       376,890                    377,718
Federal Natl Mtge Assn #747784
     10-01-18             4.50       755,203                    736,950
Federal Natl Mtge Assn #753074
     12-01-28             5.50     1,845,922                  1,849,980
Federal Natl Mtge Assn #753206
     01-01-34             6.00     1,442,071                  1,460,902
Federal Natl Mtge Assn #755056
     12-01-23             5.50     1,936,888                  1,944,089
Federal Natl Mtge Assn #755598
     11-01-28             5.00       630,340                    616,859
Federal Natl Mtge Assn #761031
     01-01-34             5.00       465,701                    455,578
Federal Natl Mtge Assn #765760
     02-01-19             5.00     3,774,144                  3,748,143
Federal Natl Mtge Assn #766641
     03-01-34             5.00     2,097,321                  2,052,819
Federal Natl Mtge Assn #768117
     08-01-34             5.43       933,429(i)                 919,064
Federal Natl Mtge Assn #779676
     06-01-34             5.00     3,122,152                  3,055,903
Federal Natl Mtge Assn #815264
     05-01-35             5.22     3,379,239(i)               3,373,032
Federal Natl Mtge Assn #845070
     12-01-35             5.09     1,867,042(i)               1,865,023
Federal Natl Mtge Assn #872916
     06-01-36             6.50     3,960,547(i)               4,061,382
Federal Natl Mtge Assn #886054
     07-01-36             7.00     2,704,612(i)               2,792,374
Federal Natl Mtge Assn #886461
     08-01-36             6.19     1,994,304(i)               2,028,008
Federal Natl Mtge Assn #886464
     08-01-36             6.50     2,955,981                  3,016,406
Federal Natl Mtge Assn #900197
     10-01-36             5.98     2,574,585(i)               2,600,821



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
6  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

RiverSource VP - Balanced Fund

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-24 Cl PI
     12-25-12            20.00%     $270,070(l)                  $5,683
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-71 Cl IM
     12-25-31            14.12     1,756,098(l)                 262,563
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2004-84 Cl GI
     12-25-22            12.17       850,727(l)                 109,604
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 367 Cl 2
     01-25-36             8.85     4,209,774(l)                 901,155
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Series 2003-133 Cl GB
     12-25-26             8.00       774,200                    823,679
Govt Natl Mtge Assn #604708
     10-15-33             5.50     1,801,252                  1,806,292
Govt Natl Mtge Assn #619592
     09-15-33             5.00     2,312,945                  2,278,355
Govt Natl Mtge Assn #780394
     12-15-08             7.00       463,048                    466,844
Govt Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2002-80 Cl CI
     01-20-32            20.00       131,432(l)                  11,276
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2005-16 Cl 3A1B
     01-19-36             5.66     2,637,203(i)               2,640,316
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-5 Cl 2A1B
     07-19-46             5.55     1,337,292(i)               1,337,599
Harborview Nim
   Collateralized Mtge Obligation
   Series 2006-8A Cl N1
     07-21-36             6.41       307,827(d)                 306,673
IndyMac Index Mtge Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR8 Cl AX1
     04-25-35             4.50    37,119,620(l)                 353,796
IndyMac Index Nim
   Collateralized Mtge Obligation
   Series 2006-AR6 Cl N1
     06-25-46             6.65       720,545(d,i)               718,743

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

MORTGAGE-BACKED (CONT.)
Lehman XS Net Interest Margin Nts
   Collateralized Mtge Obligation
   Series 2006-2N Cl A1
     02-27-46             7.00%     $379,393(d)                $379,630
Lehman XS Net Interest Margin Nts
   Series 2006-AR8 Cl A1
     10-28-46             6.25       382,012(d)                 380,460
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-2 Cl 4A1
     02-25-19             5.00     1,728,455                  1,699,831
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-4 Cl 2A1
     05-25-34             6.00     2,036,969                  2,021,997
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-7 Cl 8A1
     08-25-19             5.00     3,806,407                  3,709,610
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-8 Cl 7A1
     09-25-19             5.00     1,796,367                  1,751,476
Rali NIM
   Collateralized Mtge Obligation
   Series 2006-QO4 Cl N1
     04-25-46             6.05       529,112(d)                 527,459
Residential Accredit Loans
   Collateralized Mtge Obligation
   Series 2006-QS3 Cl 1A10
     03-25-36             6.00     1,812,868                  1,846,539
Sequoia Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-1 Cl A2
     02-25-36             6.12     2,440,055                  2,487,904
Structured Asset Securities
   Collateralized Mtge Obligation
   Series 2003-33H Cl 1A1
     10-25-33             5.50     3,552,995                  3,513,045
Washington Mutual Alternative Mtge Loan Trust
   Pass-Through Ctfs
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR1 Cl X2
     12-25-35             7.10    13,543,810(l)                 126,973
Washington Mutual
   Collateralized Mtge Obligation
   Series 2003-AR10 Cl A7
     10-25-33             4.06     2,400,000(i)               2,376,104
Washington Mutual
   Collateralized Mtge Obligation
   Series 2004-CB2 Cl 6A
     07-25-19             4.50       192,624                    183,632
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR14 Cl 2A1
     12-25-35             5.30     1,403,389(i)               1,399,986

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

MORTGAGE-BACKED (CONT.)
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR17 Cl A1C1
     12-25-45             5.51%     $679,382(i)                $679,570
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-10 Cl A1
     10-25-35             5.00     3,926,029                  3,735,224
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-5 Cl 2A1
     05-25-35             5.50     3,426,815                  3,392,547
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2006-AR6 Cl 5A1
     03-25-36             5.11     2,963,949(i)               2,943,240
                                                            -----------
Total                                                       324,568,398
-----------------------------------------------------------------------

AEROSPACE & DEFENSE (--%)
DRS Technologies
     02-01-16             6.63       280,000                    282,099
L-3 Communications
     06-15-12             7.63       165,000                    171,188
L-3 Communications
   Sr Sub Nts
   Series B
     10-15-15             6.38       235,000                    233,238
                                                            -----------
Total                                                           686,525
-----------------------------------------------------------------------

BANKING (0.7%)
Bank of America
   Sub Nts
     10-15-36             6.00     3,950,000                  4,187,909
Manufactures & Traders Trust
   Sub Nts
     12-01-21             5.63     1,140,000(j,k)             1,128,942
Popular North America
   Sr Nts
     10-01-08             3.88     5,725,000                  5,583,861
Wells Fargo Bank
   Sub Nts
     08-26-36             5.95     3,035,000                  3,236,828
                                                            -----------
Total                                                        14,137,540
-----------------------------------------------------------------------

BROKERAGE (0.1%)
LaBranche & Co
   Sr Nts
     05-15-12            11.00       250,000                    270,000
Morgan Stanley
   Sr Unsecured
     10-18-16             5.75     1,300,000                  1,337,417
                                                            -----------
Total                                                         1,607,417
-----------------------------------------------------------------------

CHEMICALS (0.1%)
Potash - Saskatchewan
     12-01-36             5.88     1,535,000(c,j)             1,533,307
-----------------------------------------------------------------------




See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
7  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource VP - Balanced Fund

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

ELECTRIC (1.3%)
Aquila Canada Finance
     06-15-11             7.75%     $335,000(c)                $355,624
Arizona Public Service
   05-15-15               4.65     3,000,000                  2,810,208
Baltimore Gas & Electric
   Sr Unsecured
     10-01-36             6.35       700,000(d)                 739,708
CMS Energy
   Sr Nts
     01-15-09             7.50       450,000                    464,625
Commonwealth Edison
   1st Mtge
     04-15-15             4.70     1,465,000                  1,386,253
Commonwealth Edison
   1st Mtge Series 104
     08-15-16             5.95       955,000                    982,531
Consumers Energy
   1st Mtge
     02-15-12             5.00       753,000                    742,767
Consumers Energy
   1st Mtge Series H
     02-17-09             4.80     2,075,000                  2,058,352
Duke Energy Indiana
     10-15-35             6.12     2,055,000                  2,137,282
Edison Mission Energy
   Sr Unsecured
     06-15-13             7.50       190,000                    197,125
Exelon
     06-15-10             4.45     2,985,000                  2,908,862
Florida Power
   1st Mtge
     07-15-11             6.65       575,000                    609,213
Indiana Michigan Power
   Sr Nts
     03-15-37             6.05     1,255,000                  1,273,977
IPALCO Enterprises
   Secured
     11-14-08             8.38       375,000                    390,000
     11-14-11             8.63       595,000                    645,575
Midwest Generation LLC
   Series B
     01-02-16             8.56        45,079                     49,136
Northern States Power
   Sr Nts
     08-01-09             6.88     1,455,000                  1,516,165
NRG Energy
     02-01-14             7.25       245,000                    245,000
Ohio Edison
     06-15-09             5.65     2,015,000(d)               2,030,818
Ohio Edison
   Sr Nts
     05-01-15             5.45       425,000                    423,279
PacifiCorp
   1st Mtge
     06-15-35             5.25     1,600,000                  1,522,624
Sierra Pacific Power
   Series M
     05-15-16             6.00       945,000                    964,063

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

ELECTRIC (CONT.)
Xcel Energy
   Sr Nts
     07-01-08             3.40%     $710,000                   $690,283
                                                            -----------
Total                                                        25,143,470
-----------------------------------------------------------------------

ENTERTAINMENT (0.1%)
United Artists Theatre Circuit
     07-01-15             9.30     1,346,903(m)               1,400,779
-----------------------------------------------------------------------

FOOD AND BEVERAGE (0.2%)
Cadbury Schweppes US Finance LLC
     10-01-08             3.88     3,585,000(d)               3,499,422
Cott Beverages USA
     12-15-11             8.00       460,000                    469,200
                                                            -----------
Total                                                         3,968,622
-----------------------------------------------------------------------

GAMING (--%)
MGM MIRAGE
     10-01-09             6.00       265,000                    264,338
Mohegan Tribal Gaming Authority
     02-15-15             6.88        95,000                     94,288
Mohegan Tribal Gaming Authority
   Sr Nts
     02-15-13             6.13       165,000                    162,938
Mohegan Tribal Gaming Authority
   Sr Sub Nts
     04-01-12             8.00       310,000                    322,399
Pokagon Gaming Authority
   Sr Nts
     06-15-14            10.38        60,000(d)                  65,100
                                                            -----------
Total                                                           909,063
-----------------------------------------------------------------------

GAS PIPELINES (0.2%)
ANR Pipeline
     03-15-10             8.88       440,000                    462,494
Colorado Interstate Gas
   Sr Nts
     03-15-15             5.95       160,000                    157,119
     11-15-15             6.80       290,000                    300,587
Southern Natural Gas
     03-15-10             8.88       290,000                    304,826
Southern Star Central
   Sr Nts
     03-01-16             6.75       380,000                    380,000
Transcontinental Gas Pipe Line
   Series B
     08-15-11             7.00       400,000                    414,000
Transcontinental Gas Pipe Line
   Sr Unsecured
     04-15-16             6.40       232,000                    235,190
Williams Companies
   Sr Nts
     07-15-19             7.63       638,000                    676,280
                                                            -----------
Total                                                         2,930,496
-----------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

HEALTH CARE (0.2%)
Cardinal Health
     06-15-15             4.00%   $2,080,000                 $1,867,216
HCA
   Secured
     11-15-14             9.13        40,000(d)                  41,700
     11-15-16             9.25       160,000(d)                 166,800
Omnicare
   Sr Sub Nts
     12-15-13             6.75       345,000                    338,100
     12-15-15             6.88       170,000                    166,175
Triad Hospitals
   Sr Nts
     05-15-12             7.00       225,000                    227,250
Triad Hospitals
   Sr Sub Nts
     11-15-13             7.00       250,000                    250,625
                                                            -----------
Total                                                         3,057,866
-----------------------------------------------------------------------

HEALTH CARE INSURANCE (0.1%)
CIGNA
   Sr Unsecured
     11-15-36             6.15     1,725,000                  1,772,144
-----------------------------------------------------------------------

INDEPENDENT ENERGY (0.3%)
Denbury Resources
   Sr Sub Nts
     12-15-15             7.50        35,000                     35,263
EnCana
   Sr Nts
     10-15-13             4.75     2,530,000(c)               2,432,367
Pioneer Natural Resources
     05-01-18             6.88       715,000                    708,544
Range Resources
     03-15-15             6.38       110,000                    106,700
XTO Energy
     01-31-15             5.00     1,205,000                  1,161,156
XTO Energy
   Sr Unsecured
     06-30-15             5.30     1,780,000                  1,748,711
                                                            -----------
Total                                                         6,192,741
-----------------------------------------------------------------------

LIFE INSURANCE (0.1%)
Lincoln Natl
   Sr Unsecured
     04-07-36             6.15     1,430,000                  1,529,591
-----------------------------------------------------------------------

MEDIA CABLE (--%)
Videotron Ltee
     01-15-14             6.88       340,000(c)                 339,150
-----------------------------------------------------------------------

MEDIA NON CABLE (0.2%)
Dex Media East LLC/Finance
     11-15-09             9.88        75,000                     78,750
Dex Media West LLC/Finance
   Sr Nts Series B
     08-15-10             8.50       145,000                    151,525
Gray Television
     12-15-11             9.25       325,000                    339,625



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
8  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

RiverSource VP - Balanced Fund

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

MEDIA NON CABLE (CONT.)
Idearc
   Sr Nts
     11-15-16             8.00%     $205,000(d)                $208,588
Lamar Media
     01-01-13             7.25       107,000                    107,535
News America
     12-15-35             6.40     1,140,000                  1,164,352
Radio One
   Series B
     07-01-11             8.88       350,000                    360,938
RH Donnelley
   Sr Disc Nts Series A-1
     01-15-13             6.88       170,000                    162,775
Sinclair Broadcast Group
     03-15-12             8.00       175,000                    180,250
Sun Media
     02-15-13             7.63       240,000(c)                 243,600
                                                            -----------
Total                                                         2,997,938
-----------------------------------------------------------------------

METALS (0.1%)
Reliance Steel & Aluminum
     11-15-16             6.20       375,000(d)                 378,312
     11-15-36             6.85       835,000(d)                 844,262
                                                            -----------
Total                                                         1,222,574
-----------------------------------------------------------------------

NON CAPTIVE CONSUMER (0.2%)
American Express Travel Related Services
   Sr Unsecured
     11-21-11             5.25     3,815,000(d)               3,844,261
-----------------------------------------------------------------------

OIL FIELD SERVICES (--%)
Pride Intl
   Sr Nts
     07-15-14             7.38       225,000                    233,438
-----------------------------------------------------------------------

RETAILERS (0.2%)
Home Depot
   Sr Unsecured
     03-01-16             5.40       710,000                    707,894
May Department Stores
     07-15-09             4.80     2,620,000                  2,593,299
United Auto Group
     03-15-12             9.63       190,000                    200,213

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

RETAILERS (CONT.)
United Auto Group
   Sr Sub Nts
     12-15-16             7.75%     $160,000(d,j)              $160,000
Wal-Mart Stores
     09-01-35             5.25       450,000                    428,202
                                                            -----------
Total                                                         4,089,608
-----------------------------------------------------------------------

TECHNOLOGY (--%)
Freescale Semiconductor
   Sr Nts
     12-15-14             8.88       145,000(d,j)               145,181
NXP Funding LLC
   Secured
     10-15-13             8.12       260,000(c,d,k)             263,900
                                                            -----------
Total                                                           409,081
-----------------------------------------------------------------------

WIRELESS (0.5%)
American Tower
   Sr Nts
     10-15-12             7.13        65,000                     66,463
Nextel Communications
   Series F
     03-15-14             5.95     9,525,000                  9,358,312
                                                            -----------
Total                                                         9,424,775
-----------------------------------------------------------------------

WIRELINES (1.2%)
Qwest
     03-15-12             8.88       330,000                    367,538
Qwest
   Sr Nts
     10-01-14             7.50       235,000(d)                 249,100
TelecomItalia Capital
     10-01-15             5.25     5,195,000(c)               4,913,618
-----------------------------------------------------------------------
TELUS
     06-01-11             8.00     6,682,500(c)               7,383,387
Valor Telecommunications Enterprises LLC/Finance
     02-15-15             7.75        60,000                     64,050
Verizon New York
   Series A
     04-01-12             6.88     2,105,000                  2,211,932
Verizon Pennsylvania
   Series A
     11-15-11             5.65     7,685,000                  7,802,887

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

WIRELINES (CONT.)
Windstream
   Sr Nts
     08-01-16             8.63%     $445,000(d)                $484,494
                                                            -----------
Total                                                        23,477,006
-----------------------------------------------------------------------

TOTAL BONDS
(Cost: $747,121,232)                                       $748,970,435
-----------------------------------------------------------------------

SENIOR LOANS (0.3%)(q)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

NETHERLANDS (0.1%)
VNU
   Tranche B Term Loan
     08-09-13             8.13%   $1,040,000(c,j)            $1,044,066
-----------------------------------------------------------------------

UNITED STATES (0.2%)
Georgia Pacific
   2nd Lien Tranche C Term Loan
     12-23-13             8.39     1,260,000(j)               1,261,499
HCA
   Tranche B Term Loan
     11-14-13             8.09     2,160,000                  2,173,717
Michaels Stores
   Tranche B Term Loan
     10-31-13             8.38       600,000                    601,278
                                                            -----------
Total                                                         4,036,494
-----------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $5,080,438)                                           $5,080,560
-----------------------------------------------------------------------

MONEY MARKET FUND (4.5%)

                                      SHARES                 VALUE(a)
RiverSource Short-Term Cash Fund  87,045,810(r)             $87,045,810
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $87,045,810)                                         $87,045,810
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,886,127,418)(s)                                $2,136,376,824
=======================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2006.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Nov. 30, 2006, the value of foreign securities represented 4.6% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
     Nov. 30, 2006, the value of these securities amounted to $41,387,178 or 2.1% of net assets.

(e) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

--------------------------------------------------------------------------------
9  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

RiverSource VP - Balanced Fund

NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations.
     Unless otherwise noted, the coupon rates presented are fixed rates.

(g) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     AMBAC   --  Ambac Assurance Corporation
     MBIA    --  MBIA Insurance Corporation

(h) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(i) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2006.

(j) At Nov. 30, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $63,589,713.

(k) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2006.

(l) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity.
     The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Nov. 30, 2006.

(m)  Identifies issues considered to be illiquid as to their marketability.
     These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Nov. 30, 2006, is as follows:


     SECURITY                             ACQUISITION DATES            COST
     -------------------------------------------------------------------------
     United Artists Theatre Circuit
       9.30% Series AU4 2015              8-15-96 thru 4-9-02       $1,725,799

(n) Partially pledged as initial deposit on the following open interest rate futures contracts:

     TYPE OF SECURITY                                          NOTIONAL AMOUNT
     -------------------------------------------------------------------------
     PURCHASE CONTRACTS
     U.S. Long Bond, March 2007, 20-year                           $16,900,000
     U.S. Treasury Note, March 2007, 10-year                         9,200,000

     SALE CONTRACTS
     U.S. Treasury Note, Dec. 2006, 2-year                          35,600,000
     U.S. Treasury Note, March 2007, 2-year                          5,200,000
     U.S. Treasury Note, March 2007, 5-year                         11,300,000

(o) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitment at Nov. 30, 2006:

     SECURITY                    PRINCIPAL AMOUNT     SETTLEMENT DATE      PROCEEDS RECEIVABLE     VALUE
     ------------------------------------------------------------------------------------------------------
     Federal Natl Mtge Assn
       12-01-21 5.00%               $3,000,000            12-18-06              $2,951,719       $2,970,000

(p) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(q) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(r) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(s) At Nov. 30, 2006, the cost of securities for federal income tax purposes was approximately $1,886,127,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $273,890,000

     Unrealized depreciation                                       (23,640,000)
     -------------------------------------------------------------------------
     Net unrealized appreciation                                  $250,250,000
     -------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------
10  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

RiverSource VP - Balanced Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------
11  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

INVESTMENTS IN SECURITIES

RiverSource VP - Cash Management Fund

NOV. 30, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

CERTIFICATES OF DEPOSIT (5.5%)

ISSUER                 EFFECTIVE    AMOUNT                   VALUE(a)
                         YIELD    PAYABLE AT
                                   MATURITY

Bank of New York
   02-14-07               4.82%   $5,000,000                 $5,000,000
BNP Paribas NY
   03-16-07               5.32    10,000,000                 10,000,000
Canadian Imperial Bank of Commerce NY
   01-29-07               4.63     5,000,000                  5,000,000
Credit Suisse First Boston NY
   03-29-07               5.03     3,000,000                  3,000,000
   06-26-07               5.58    10,000,000                 10,000,000
DEPFA Bank
   01-26-07               5.14     5,000,000                  5,000,000
Deutsche Bank
   01-16-07               4.61     5,000,000                  5,000,000
Natexis Banques Populair NY
   01-23-07               4.63     5,000,000                  5,000,000
   05-03-07               5.16     5,000,000                  5,000,000
Wells Fargo Bank
   05-03-07               5.11     5,000,000                  5,000,000
-----------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $58,000,000)                                         $58,000,000
-----------------------------------------------------------------------

COMMERCIAL PAPER (91.5%)

ISSUER                 EFFECTIVE    AMOUNT                   VALUE(a)
                         YIELD    PAYABLE AT
                                   MATURITY

ASSET-BACKED (66.4%)
Amstel Funding
   12-22-06               5.02%   $5,000,000(c)              $4,984,717
Amsterdam Funding
   01-05-07               5.12     7,100,000(c)               7,063,829
   05-02-07               5.28     8,000,000(c)               7,824,356
Beta Finance
   02-20-07               5.25     2,000,000                  1,976,375
Bryant Park Funding LLC
   01-08-07               5.13     2,000,000(c)               1,988,938
   01-11-07               5.17    15,000,000(c)              14,910,142
CC USA
   03-08-07               5.25     4,500,000                  4,436,586
Chariot Funding LLC
   12-08-06               4.61     9,000,000(c)               8,990,795
   12-18-06               4.98     4,000,000(c)               3,990,064
CHARTA LLC
   12-15-06               4.93    10,950,000(c)              10,927,559
   12-21-06               5.01     5,000,000(c)               4,985,417
   12-26-06               5.07     5,000,000(c)               4,981,753
   12-28-06               5.09     5,600,000(c)               5,577,908
Chesham Finance LLC
   12-06-06               4.40     5,000,000                  4,996,333
   02-09-07               5.23     7,000,000                  6,928,542
   02-23-07               5.30     8,000,000                  7,901,067
   02-27-07               5.27    10,000,000                  9,871,422
   02-28-07               5.28     5,000,000                  4,934,857
   04-12-07               5.28     4,000,000                  3,923,440

COMMERCIAL PAPER (CONTINUED)

ISSUER                 EFFECTIVE    AMOUNT                   VALUE(a)
                         YIELD    PAYABLE AT
                                   MATURITY

ASSET-BACKED (CONT.)
Cheyne Finance LLC
   01-11-07               5.18%   $1,000,000                   $993,998
   02-06-07               5.24     7,000,000                  6,931,344
   03-08-07               5.27     1,000,000                    985,868
   03-16-07               5.27     4,000,000                  3,938,867
   04-13-07               5.30    15,500,000                 15,199,937
   04-20-07               5.29     7,000,000(b)               6,999,592
Citibank Credit Card Dakota Nts
   12-07-06               4.50     5,000,000(c)               4,995,625
   01-09-07               5.14    10,000,000(c)               9,943,233
   01-17-07               5.18     6,000,000(c)               5,958,875
   02-08-07               5.24    17,000,000(c)              16,828,612
Cullinan Finance
   01-10-07               5.15     2,571,000                  2,556,003
   01-12-07               5.17     9,000,000                  8,944,770
   02-16-07               5.24    25,500,000                 25,213,495
   03-15-07               5.25     3,000,000(b)               2,999,824
Deer Valley Funding LLC
   12-07-06               4.55    10,000,000                  9,991,167
   02-07-07               5.26     5,000,000                  4,950,133
   02-09-07               5.27    10,000,000                  9,897,139
   02-27-07               5.29     3,371,000                  3,327,492
Ebury Finance LLC
   12-05-06               4.28     7,000,000                  6,995,839
   01-16-07               5.35     7,000,000                  6,951,432
   02-02-07               5.25    10,000,000                  9,907,600
   03-20-07               5.29     8,800,000                  8,659,983
   03-21-07               5.30     7,000,000                  6,887,494
Emerald Nts (BA Credit Card Trust)
   12-13-06               4.87     4,000,000(c)               3,992,973
   01-03-07               5.14    12,000,000(c)              11,942,030
   01-04-07               5.14     9,000,000(c)               8,955,290
   02-05-07               5.24     8,500,000(c)               8,417,876
   02-15-07               5.26     8,000,000(c)               7,911,080
Fairway Finance
   02-12-07               5.28    10,000,000(b)               9,999,696
Five Finance
   01-05-07               5.13    10,000,000                  9,949,007
   01-16-07               5.19     1,000,000                    993,266
   01-22-07               5.18     8,000,000                  7,939,449
   01-24-07               5.18     6,300,000                  6,250,577
   02-02-07               5.22     3,300,000                  3,269,681
Galaxy Funding
   02-01-07               5.22    10,000,000(c)               9,909,411
   02-13-07               5.24    12,000,000(c)              11,870,500
Gemini Securitization
   12-04-06               3.95     3,000,000(c)               2,998,685
   12-29-06               5.10     5,000,000(c)               4,979,544
   01-08-07               5.15     3,337,000(c)               3,318,472
   01-11-07               5.16     7,000,000(c)               6,958,146
   01-16-07               5.17     8,000,000(c)               7,946,333

COMMERCIAL PAPER (CONTINUED)

ISSUER                 EFFECTIVE    AMOUNT                   VALUE(a)
                         YIELD    PAYABLE AT
                                   MATURITY

ASSET-BACKED (CONT.)
Grampian Funding LLC
   12-11-06               4.80%   $5,000,000(c)              $4,992,681
   01-18-07               5.18    10,000,000(c)               9,930,000
   02-02-07               5.22     7,000,000(c)               6,935,688
Jupiter Securitization
   12-15-06               4.92    10,000,000(c)               9,979,544
K2 (USA) LLC
   01-10-07               5.14     6,400,000                  6,362,738
Nelnet Student Asset Funding LLC
   12-04-06               3.96    11,975,000                 11,969,731
   12-06-06               4.40     2,262,000                  2,260,341
   01-05-07               5.13     3,000,000                  2,984,688
   01-09-07               5.18    10,000,000                  9,942,800
   01-18-07               5.21     5,000,000                  4,964,800
Nieuw Amsterdam
   12-11-06               4.83     1,581,000(c)               1,578,672
   01-30-07               5.30     4,641,000(c)               4,599,695
Park Avenue Receivables
   12-19-06               4.99     3,000,000                  2,992,125
Park Granada LLC
   12-01-06               0.00     8,000,000(c)               8,000,000
   12-12-06               4.86    10,000,000(c)               9,983,836
   12-14-06               4.92     5,000,000(c)               4,990,449
   12-15-06               4.93    10,000,000(c)               9,979,486
   01-05-07               5.31     4,000,000(c)               3,978,883
   01-29-07               5.33     5,000,000(c)               4,955,996
Park Sienna LLC
   12-01-06               0.00     9,000,000(c)               9,000,000
   12-14-06               4.92    14,000,000(c)              13,973,256
   12-27-06               5.11    10,000,000(c)               9,961,794
Ranger Funding LLC
   12-11-06               4.79    10,000,000(c)               9,985,389
   12-20-06               5.00     5,000,000(c)               4,986,146
Scaldis Capital LLC
   01-30-07               5.21     8,779,000(c)               8,702,184
Sedna Finance
   12-01-06               0.00     5,100,000                  5,100,000
   01-08-07               5.13     7,000,000                  6,961,282
   01-10-07               5.15     2,000,000                  1,988,333
   05-08-07               5.24     3,000,000                  3,000,000
   09-20-07               5.33    22,000,000(b)              21,999,117
Solitaire Funding LLC
   01-10-07               5.14    10,000,000(c)               9,941,778
   01-12-07               5.16    10,000,000(c)               9,938,750
   01-18-07               5.19    12,000,000(c)              11,915,840
   02-22-07               5.25     2,000,000(c)               1,975,792
   04-19-07               5.29     3,000,000(c)               2,939,535
Thames Asset Global Securitization
   12-14-06               4.93     9,000,000(c)               8,982,775
   01-05-07               5.13     5,000,000(c)               4,974,503
                                                            -----------
Total                                                       696,563,065
-----------------------------------------------------------------------



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

RiverSource VP - Cash Management Fund

COMMERCIAL PAPER (CONTINUED)

ISSUER                 EFFECTIVE    AMOUNT                   VALUE(a)
                         YIELD    PAYABLE AT
                                   MATURITY

BANKING (12.6%)
Bank of America
   01-19-07               5.18%  $12,000,000                $11,914,332
   01-31-07               5.20     7,000,000                  6,937,848
   02-15-07               5.24    15,000,000                 14,833,750
Danske Bank
   04-10-07               5.29     5,156,000(c)               5,058,623
DEPFA Bank
   09-14-07               5.43    10,000,000(b)              10,000,000
Irish Life & Permanent
   04-04-07               5.49     5,000,000(c)               4,906,397
   12-21-07               5.36     5,000,000(b)               4,999,682
Natexis Banques Populair
   12-14-07               5.33     3,000,000(b)               3,000,000
   02-08-08               5.37     5,000,000(b)               5,000,000
Northern Rock
   10-09-07               5.46    10,700,000(b)              10,700,000
   11-02-07               5.36     5,000,000(b)               5,000,000
Skandinaviska Enskilda Banken
   12-07-07               5.31     5,000,000(b)               5,000,000
   12-18-07               5.32    10,000,000(b)              10,000,000
UBS Stamford
   11-28-07               5.40     8,000,000                  8,000,000
Wells Fargo Bank
   12-03-07               5.31     5,000,000(b)               5,000,000
Westpac Banking
   05-01-07               5.28    12,000,000(c)              11,738,267
   10-11-07               5.43    10,700,000(b)              10,700,000
                                                            -----------
Total                                                       132,788,899
-----------------------------------------------------------------------

COMMERCIAL PAPER (CONTINUED)

ISSUER                 EFFECTIVE    AMOUNT                   VALUE(a)
                         YIELD    PAYABLE AT
                                   MATURITY

BROKERAGE (6.7%)
Bear Stearns Companies
   01-12-07               5.30%   $7,000,000(b)              $7,000,000
   02-21-07               5.25    15,000,000                 14,820,625
   12-14-07               5.36     5,000,000(b)               5,000,000
   12-28-07               5.38     5,000,000(b)               5,000,000
Goldman Sachs Group
   12-14-07               5.37     5,000,000(b)               5,000,000
Lehman Brothers Holdings
   06-26-07               5.34     5,000,000(b,c)             5,000,000
   12-21-07               5.47     8,000,000(b)               8,000,000
Merrill Lynch & Co
   07-27-07               5.29    15,000,000(b)              15,000,000
   12-14-07               5.33     5,000,000(b)               5,000,000
                                                            -----------
Total                                                        69,820,625
-----------------------------------------------------------------------

NON CAPTIVE CONSUMER (1.7%)
SLM
   12-14-07               5.49     7,500,000(b)               7,500,000
   12-20-07               5.33    10,000,000(b)              10,000,000
                                                            -----------
Total                                                        17,500,000
-----------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (3.1%)
General Electric Capital
   12-24-07               5.28    10,000,000(b)              10,000,000
General Electric Capital Services
   02-06-07               5.21    13,000,000                 12,873,221
   04-05-07               5.26    10,000,000                  9,819,097
                                                            -----------
Total                                                        32,692,318
-----------------------------------------------------------------------

COMMERCIAL PAPER (CONTINUED)

ISSUER                 EFFECTIVE    AMOUNT                   VALUE(a)
                         YIELD    PAYABLE AT
                                   MATURITY

OTHER FINANCIAL INSTITUTIONS (0.5%)
HSBC Finance
   12-24-07               5.35%   $5,000,000(b)              $5,000,000
-----------------------------------------------------------------------

PHARMACEUTICALS (0.5%)
Eli Lilly
   12-31-07               5.31     5,000,000(b)               5,000,000
-----------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $959,364,907)                                       $959,364,907
-----------------------------------------------------------------------

BONDS (3.1%)

ISSUER                 EFFECTIVE    AMOUNT                   VALUE(a)
                         YIELD    PAYABLE AT
                                   MATURITY

U.S. GOVERNMENT OBLIGATIONS & AGENCIES
U.S. Treasury Inflation-Indexed Bond
   01-15-07               3.38%  $32,021,500(d)             $32,030,693
-----------------------------------------------------------------------

TOTAL BONDS
(Cost: $32,030,693)                                         $32,030,693
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,049,395,600)(e)                                $1,049,395,600
=======================================================================



NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2006.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2006. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors.
      These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2006, the value of these securities amounted to $417,038,122 or 39.8% of net assets.

(d) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(e) Also represents the cost of securities for federal income tax purposes at Nov. 30, 2006.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------
13  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

INVESTMENTS IN SECURITIES

RiverSource VP - Core Bond Fund

NOV. 30, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (106.0%)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

SOVEREIGN (0.1%)
United Mexican States
     09-27-34             6.75%      $85,000(c)                 $92,863
-----------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (32.9%)
Federal Farm Credit Bank
     10-10-08             4.25       225,000                    222,874
Federal Home Loan Bank
     01-18-08             4.63       580,000                    577,825
     02-13-08             5.25       375,000                    376,318
Federal Home Loan Mtge Corp
     08-17-07             4.00       780,000                    773,853
     06-15-08             3.88       910,000                    896,650
     10-15-08             5.13        85,000                     85,499
     03-15-09             5.75       120,000                    122,565
     07-12-10             4.13       197,000                    193,238
Federal Natl Mtge Assn
     05-15-07             3.88     1,250,000                  1,242,538
     09-15-07             4.25       675,000                    670,275
     01-15-08             4.63     1,200,000                  1,195,219
     06-15-08             5.25     1,555,000                  1,563,506
     10-15-08             4.50       585,000                    581,837
U.S. Treasury
     09-30-07             4.00     1,215,000                  1,205,651
     11-30-07             4.25       810,000                    805,064
     10-31-08             4.88       115,000                    115,503
     11-15-09             4.63       365,000                    366,169
     10-31-11             4.63     2,180,000                  2,196,519
     11-30-11             4.50     1,300,000(b)               1,303,148
     08-15-16             4.88     1,445,000(j)               1,490,438
     11-15-16             4.63       990,000                  1,002,994
     11-15-18             9.00       140,000                    196,777
     08-15-23             6.25     1,347,000(j)               1,592,617
     02-15-26             6.00     1,088,000                  1,269,730
U.S. Treasury Inflation-Indexed Bond
     01-15-07             3.38     1,280,860(k)               1,271,446
                                                            -----------
Total                                                        21,318,253
-----------------------------------------------------------------------

ASSET-BACKED (2.7%)
Capital Auto Receivables Asset Trust
   Series 2004-1 Cl CTFS
     09-15-10             2.84        50,000                     49,206
Capital Auto Receivables Asset Trust
   Series 2006-SN1A Cl A4B
     03-20-10             5.43       200,000(d,i)               200,000
Countrywide Asset-backed Ctfs
   Series 2005-10 Cl AF6
     02-25-36             4.92        30,000                     29,497
Countrywide Asset-backed Ctfs
   Series 2006-4 Cl 1A1M
     07-25-36             5.58        72,101(i)                  72,184
Drive Auto Receivables Trust
   Series 2006-2 Cl A2 (MBIA)
     07-15-11             5.30       150,000(d,e)               150,492

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

ASSET-BACKED (CONT.)
Dunkin Securitization
   Series 2006-1 Cl A2 (AMBAC)
     06-20-31             5.78%     $225,000(d,e)              $229,790
Ford Credit Floorplan Master Owner Trust
   Series 2006-3 Cl A
     06-15-11             5.50       500,000(i)                 500,364
Franklin Auto Trust
   Series 2004-1 Cl A3 (MBIA)
     03-15-12             4.15        25,000(e)                  24,747
Natl Collegiate Student Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-2 Cl AIO
     08-25-11             5.89       200,000(g)                  48,711
Natl Collegiate Student Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-3 Cl AIO
     01-25-12             0.00       300,000(g)                  89,922
Popular ABS Mtge Pass-Through Trust
   Series 2005-A Cl AF2
     06-25-35             4.49        55,000                     54,384
Renaissance Home Equity Loan Trust
   Series 2005-4 Cl A3
     02-25-36             5.57        90,000                     89,895
Residential Asset Securities
   Series 2006-KS1 Cl A2
     02-25-36             5.46       190,000(i)                 190,119
WFS Financial Owner Trust
   Series 2004-1 Cl D
     08-22-11             3.17        25,037                     24,797
                                                            -----------
Total                                                         1,754,108
-----------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (12.8%)(f)
Banc of America Commercial Mtge
   Series 2005-1 Cl A4
     11-10-42             4.89        75,000                     75,217
Banc of America Commercial Mtge
   Series 2005-4 Cl ASB
     07-10-45             4.87       100,000                     98,996
Banc of America Commercial Mtge
   Series 2006-2 Cl AAB
     05-10-45             5.72       125,000                    130,062
Banc of America Commercial Mtge
   Series 2006-4 Cl AAB
     07-10-46             5.60       125,000                    128,615
Banc of America Large Loan
   Series 2006-LAQ Cl E
     02-09-21             5.70        75,000(d,i)                75,175
Banc of America Large Loan
   Series 2006-LAQ Cl F
     02-09-21             5.76        75,000(d,i)                75,175
Banc of America Large Loan
   Series 2006-LAQ Cl G
     02-09-21             5.85        50,000(d,i)                50,101

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

COMMERCIAL MORTGAGE-BACKED (CONT.)
Bear Stearns Commercial Mtge Securities
   Series 2004-PWR5 Cl A3
     07-11-42             4.57%     $100,000                    $98,130
Bear Stearns Commercial Mtge Securities
   Series 2005-PW10 Cl A4
     12-11-40             5.41        75,000                     76,473
Bear Stearns Commercial Mtge Securities
   Series 2005-T20 Cl E
     10-12-42             5.16       100,000                     98,727
CDC Commercial Mtge Trust
   Series 2002-FX1 Cl A1
     05-15-19             5.25       144,862                    145,606
CDC Commercial Mtge Trust
   Series 2002-FX1 Cl A2
     11-15-30             5.68       225,000                    231,022
Citigroup Commercial Mtge Trust
   Series 2005-EMG Cl A1
     09-20-51             4.15        79,586(d)                  78,351
Citigroup/Deutsche Bank Commercial Mtge Trust
   Series 2005-CD1 Cl ASB
     07-15-44             5.23        50,000                     50,598
Commercial Mtge Acceptance
   Series 1999-C1 Cl A2
     06-15-31             7.03       206,133                    213,662
Commercial Mtge Pass-Through Ctfs
   Series 2006-CN2A Cl BFL
     02-05-19             5.63        50,000(d,i)                50,263
Credit Suisse Mtge Capital Ctfs
   Series 2006-C2 Cl A3
     03-15-39             5.66       100,000                    104,232
Credit Suisse Mtge Capital Ctfs
   Series 2006-C4 Cl A3
     09-15-39             5.47       200,000                    204,958
CS First Boston Mtge Securities
   Series 2001-CP4 Cl A4
     12-15-35             6.18       175,000                    182,574
CS First Boston Mtge Securities
   Series 2003-CPN1 Cl A2
     03-15-35             4.60        75,000                     73,203
Federal Natl Mtge Assn #386768
     01-01-11             4.23        95,863                     93,448
Federal Natl Mtge Assn #555806
     10-01-13             5.09       171,468                    172,645
Federal Natl Mtge Assn #735029
     09-01-13             5.28       145,411                    146,731
Federal Natl Mtge Assn #745629
     01-01-18             5.08        73,656                     74,230
Federal Natl Mtge Assn
   Series 2002-M2 Cl C
     08-25-12             4.72        96,171                     95,213
GE Capital Commercial Mtge
   Series 2004-C2 Cl A2
     03-10-40             4.12        50,000                     48,643


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
14  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

RiverSource VP - Core Bond Fund

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

COMMERCIAL MORTGAGE-BACKED (CONT.)
GE Capital Commercial Mtge
   Series 2005-C1 Cl A5
     06-10-48             4.77%     $100,000                    $97,825
General Electric Capital Assurance
   Series 2003-1 Cl A3
     05-12-35             4.77       175,000(d)                 173,384
Greenwich Capital Commercial Funding
   Series 2004-GG1 Cl A5
     06-10-36             4.88        50,000                     49,761
Greenwich Capital Commercial Funding
   Series 2006-GG7 Cl AAB
     07-10-38             5.91       125,000                    131,559
GS Mtge Securities II
   Series 2004-GG2 Cl A4
     08-10-38             4.96        75,000                     74,817
GS Mtge Securities II
   Series 2006-GG6 Cl A4
     04-10-38             5.55       125,000                    128,785
JPMorgan Chase Commercial Mtge Securities
   Series 2002-CIB5 Cl A1
     10-12-37             4.37       100,105                     98,707
JPMorgan Chase Commercial Mtge Securities
   Series 2003-CB6 Cl A2
     07-12-37             5.26       150,000                    151,706
JPMorgan Chase Commercial Mtge Securities
   Series 2003-LN1 Cl A1
     10-15-37             4.13        94,178                     91,718
JPMorgan Chase Commercial Mtge Securities
   Series 2003-ML1A Cl A1
     03-12-39             3.97        43,315                     42,247
JPMorgan Chase Commercial Mtge Securities
   Series 2003-ML1A Cl A2
     03-12-39             4.77       150,000                    147,700
JPMorgan Chase Commercial Mtge Securities
   Series 2004-C2 Cl A2
     05-15-41             5.09       100,000                    100,477
JPMorgan Chase Commercial Mtge Securities
   Series 2004-CBX Cl A3
     01-12-37             4.18        50,000                     48,939
JPMorgan Chase Commercial Mtge Securities
   Series 2005-LDP2 Cl A1
     07-15-42             4.33       199,091                    196,244
JPMorgan Chase Commercial Mtge Securities
   Series 2006-CB16 Cl A4
     05-12-45             5.55       325,000                    334,964
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP6 Cl A4
     04-15-43             5.48       100,000                    102,452
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP6 Cl ASB
     04-15-43             5.49       125,000                    127,679
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP8 Cl A4
     05-15-45             5.40       125,000                    127,385
LB-UBS Commercial Mtge Trust
   Series 2002-C4 Cl A4
     09-15-26             4.56        60,000                     59,186

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

COMMERCIAL MORTGAGE-BACKED (CONT.)
LB-UBS Commercial Mtge Trust
   Series 2004-C2 Cl A3
     03-15-29             3.97%      $50,000                    $47,637
LB-UBS Commercial Mtge Trust
   Series 2004-C8 Cl A2
     12-15-29             4.20        75,000                     73,368
LB-UBS Commercial Mtge Trust
   Series 2005-C5 Cl AAB
     09-15-30             4.93       175,000                    173,647
LB-UBS Commercial Mtge Trust
   Series 2006-C3 Cl AAB
     03-15-39             5.64       120,000                    123,566
LB-UBS Commercial Mtge Trust
   Series 2006-C4 Cl AAB
     06-15-32             5.87       200,000                    210,131
LB-UBS Commercial Mtge Trust
   Series 2006-C7 Cl A3
     11-15-38             5.35       100,000(b)                 101,584
Morgan Stanley Capital I
   Series 2003-IQ4 Cl A1
     05-15-40             3.27        64,136                     61,847
Morgan Stanley Capital I
   Series 2003-T11 Cl A2
     06-13-41             4.34        75,000                     73,672
Morgan Stanley Capital I
   Series 2004-HQ4 Cl A5
     04-14-40             4.59        75,000                     73,400
Morgan Stanley Capital I
   Series 2005-T19 Cl AAB
     06-12-47             4.85       175,000                    173,261
Morgan Stanley Capital I
   Series 2006-T23 Cl AAB
     08-12-41             5.80        75,000                     78,459
Morgan Stanley Capital I
   Series 2006-XLF Cl A2
     07-15-19             5.45       150,000(d,i)               150,057
Morgan Stanley Dean Witter Capital I
   Series 2002-TOP7 Cl A2
     01-15-39             5.98       225,000                    234,640
Nomura Asset Securities
   Series 1998-D6 Cl A3
     03-15-30             6.99       150,000                    167,568
Prudential Commercial Mtge Trust
   Series 2003-PWR1 Cl A1
     02-11-36             3.67       261,878                    253,068
SBA CMBS Trust
   Series 2006-1A Cl B
     11-15-36             5.45       100,000(d)                 101,055
Wachovia Bank Commercial Mtge Trust
   Series 2003-C4 Cl A2
     04-15-35             4.57       225,000                    221,026
Wachovia Bank Commercial Mtge Trust
   Series 2003-C7 Cl A2
     10-15-35             5.08       325,000(d)                 324,828
Wachovia Bank Commercial Mtge Trust
   Series 2005-C18 Cl A4
     04-15-42             4.94       100,000                     98,715

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

COMMERCIAL MORTGAGE-BACKED (CONT.)
Wachovia Bank Commercial Mtge Trust
   Series 2005-C20 Cl A5
     07-15-42             5.09%     $100,000                   $100,140
Wachovia Bank Commercial Mtge Trust
   Series 2006-C24 Cl APB
     03-15-45             5.58       100,000                    102,727
Wachovia Bank Commercial Mtge Trust
   Series 2006-C27 Cl A3
     07-15-45             5.77        75,000                     78,537
Wachovia Bank Commercial Mtge Trust
   Series 2006-C27 Cl APB
     07-15-45             5.73       100,000                    103,691
                                                            -----------
Total                                                         8,284,209
-----------------------------------------------------------------------

MORTGAGE-BACKED (44.8%)(f)
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2005-12 Cl 2A1
     03-25-36             5.71       160,467(h)                 161,719
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2006-1 Cl 2A1
     03-25-36             5.97       192,037(h)                 192,709
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2006-2 Cl CB1
     05-25-36             6.24       174,803(h)                 178,467
American Home Mtge Assets
   Collateralized Mtge Obligation
   Series 2006-2 Cl 2A2
     09-25-46             5.55       380,858(h)                 378,828
American Home Mtge Assets
   Collateralized Mtge Obligation
   Series 2006-3 Cl 3A2
     10-25-46             5.58       283,222(h)                 283,222
Banc of America Funding
   Collateralized Mtge Obligation
   Series 2006-A Cl 3A2
     02-20-36             5.92       128,478(h)                 129,243
Bank of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11 Cl 4A1
     01-25-19             4.75        65,997                     64,306
Bear Stearns Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2005-8 Cl A4
     08-25-35             5.10       150,000(d,h)               148,182
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11T1 Cl A1
     07-25-18             4.75        37,703                     36,737
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-54CB Cl 2A3
     11-25-35             5.50       115,474                    116,346



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
15  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

RiverSource VP - Core Bond Fund

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-54CB Cl 3A7
     11-25-35             5.50%     $119,488                   $120,389
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-64CB Cl 1A1
     12-25-35             5.50       233,930                    235,890
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-6CB Cl 1A1
     04-25-35             7.50        89,075                     93,044
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-85CB Cl 2A2
     02-25-36             5.50        83,502                     83,955
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-22R Cl 1A2
     05-25-36             6.00       190,000                    192,441
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-2CB Cl A11
     03-25-36             6.00       223,770                    224,992
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-31CB Cl A16
     11-25-36             6.00       350,000                    356,776
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-OA8 Cl 1A2
     07-25-46             5.55       389,770(i)                 390,730
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2005-HYB1 Cl 6A1
     03-25-35             5.16       288,899(h)                 287,113
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2005-R2 Cl 2A1
     06-25-35             7.00       120,667(d)                 126,149
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2006-HYB1 Cl 1A1
     03-20-36             5.38       128,802(h)                 128,745
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2006-OA5 Cl 2A2
     04-25-46             5.62       254,820(h)                 254,950
CS First Boston Mtge Securities
   Collateralized Mtge Obligation
   Series 2005-12 Cl 3A1
     01-25-36             7.00       184,379                    189,453
Downey Savings & Loan Assn Mtge Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR5 Cl X1
     08-19-45             6.38     1,111,615(g,h)                14,069

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
     12-01-36             5.50%   $1,000,000(b)                $996,561
     12-01-36             6.00       600,000(b)                 606,372
     12-01-36             6.50       600,000(b)                 612,187
Federal Home Loan Mtge Corp #1G2496
     09-01-36             6.21       196,951(h)                 199,442
Federal Home Loan Mtge Corp #B11452
     12-01-18             6.00       148,932                    151,245
Federal Home Loan Mtge Corp #B11835
     01-01-19             5.50       121,172                    122,017
Federal Home Loan Mtge Corp #B12280
     02-01-19             5.50       152,560                    153,623
Federal Home Loan Mtge Corp #C46101
     08-01-29             6.50       289,811                    298,050
Federal Home Loan Mtge Corp #C90613
     01-01-23             5.00        53,567                     52,849
Federal Home Loan Mtge Corp #C90683
     06-01-23             5.00       106,139                    104,717
Federal Home Loan Mtge Corp #C90767
     12-01-23             6.00        49,420                     50,281
Federal Home Loan Mtge Corp #D96348
     10-01-23             5.50       154,691                    155,328
Federal Home Loan Mtge Corp #G01410
     04-01-32             7.00        84,454                     87,048
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2795 Cl IY
     07-15-17            15.06       220,176(g)                  21,057
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Series 2641 Cl KC
     01-15-18             6.50        55,423                     57,418
Federal Natl Mtge Assn
     12-01-21             5.00       550,000(b)                 544,500
     12-01-21             5.50     1,215,000(b)               1,221,453
     12-01-36             5.00       650,000(b)                 634,968
     12-01-36             5.50       925,000(b)                 921,530
     12-01-36             6.00     1,625,000(b)               1,641,753
Federal Natl Mtge Assn #252440
     05-01-29             7.00       148,261                    153,163
Federal Natl Mtge Assn #254560
     11-01-32             5.00        22,395                     21,940
Federal Natl Mtge Assn #255364
     09-01-34             6.00       554,377                    561,150
Federal Natl Mtge Assn #255788
     06-01-15             5.50       339,508                    342,431
Federal Natl Mtge Assn #323715
     05-01-29             6.00        77,128                     78,399
Federal Natl Mtge Assn #545869
     07-01-32             6.50        46,512                     47,786
Federal Natl Mtge Assn #545874
     08-01-32             6.50       129,462                    133,040
Federal Natl Mtge Assn #555340
     04-01-33             5.50       150,056                    150,093
Federal Natl Mtge Assn #555528
     04-01-33             6.00       456,587                    463,020

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #615135
     11-01-16             6.00%     $179,317                   $182,727
Federal Natl Mtge Assn #645569
     06-01-32             7.00       442,041                    455,532
Federal Natl Mtge Assn #650009
     09-01-31             7.50        23,773                     24,862
Federal Natl Mtge Assn #667604
     10-01-32             5.50       185,962                    185,755
Federal Natl Mtge Assn #677089
     01-01-33             5.50       174,496                    174,301
Federal Natl Mtge Assn #677695
     02-01-33             6.50       312,464                    319,999
Federal Natl Mtge Assn #683116
     02-01-33             6.00       303,675                    307,953
Federal Natl Mtge Assn #704610
     06-01-33             5.50       178,413                    178,152
Federal Natl Mtge Assn #720378
     06-01-18             4.50        61,513                     60,027
Federal Natl Mtge Assn #724867
     06-01-18             5.00       116,085                    115,328
Federal Natl Mtge Assn #725232
     03-01-34             5.00       409,269                    400,818
Federal Natl Mtge Assn #725284
     11-01-18             7.00        34,953                     35,987
Federal Natl Mtge Assn #725424
     04-01-34             5.50     1,014,331(b)               1,012,845
Federal Natl Mtge Assn #725425
     04-01-34             5.50       448,978                    448,370
Federal Natl Mtge Assn #725431
     08-01-15             5.50        91,431                     92,251
Federal Natl Mtge Assn #725719
     07-01-33             4.85        77,010(h)                  75,436
Federal Natl Mtge Assn #725737
     08-01-34             4.54        82,695(h)                  82,194
Federal Natl Mtge Assn #725773
     09-01-34             5.50       570,166                    569,038
Federal Natl Mtge Assn #743455
     10-01-18             5.50       187,798                    189,237
Federal Natl Mtge Assn #743579
     11-01-33             5.50       105,028                    104,874
Federal Natl Mtge Assn #745802
     07-01-36             6.00       611,154                    617,806
Federal Natl Mtge Assn #747784
     10-01-18             4.50       213,427                    208,269
Federal Natl Mtge Assn #749745
     11-01-18             4.50       283,770                    276,911
Federal Natl Mtge Assn #753074
     12-01-28             5.50       144,213                    144,530
Federal Natl Mtge Assn #759330
     01-01-19             6.50       140,784                    144,165
Federal Natl Mtge Assn #759342
     01-01-34             6.50       103,229                    106,109
Federal Natl Mtge Assn #761031
     01-01-34             5.00       177,368                    173,513
Federal Natl Mtge Assn #763754
     02-01-29             5.50       156,699                    156,962
Federal Natl Mtge Assn #763798
     03-01-34             5.50       246,896                    246,626



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
16  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

RiverSource VP - Core Bond Fund

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #765760
     02-01-19             5.00%     $134,461                   $133,535
Federal Natl Mtge Assn #791447
     10-01-34             6.00       346,249                    350,480
Federal Natl Mtge Assn #815264
     05-01-35             5.22       321,832(h)                 321,241
Federal Natl Mtge Assn #829227
     08-01-35             6.00       405,445                    409,939
Federal Natl Mtge Assn #845070
     12-01-35             5.09       136,613(h)                 136,465
Federal Natl Mtge Assn #872916
     06-01-36             6.50       291,819                    299,248
Federal Natl Mtge Assn #878661
     02-01-36             5.50       417,266                    413,795
Federal Natl Mtge Assn #881629
     02-01-36             5.50       397,876                    394,565
Federal Natl Mtge Assn #886291
     07-01-36             7.00       193,925                    200,219
Federal Natl Mtge Assn #886461
     08-01-36             6.19       189,934(h)                 193,144
Federal Natl Mtge Assn #900197
     10-01-36             5.98       224,964(h)                 227,256
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 367 Cl 2
     01-25-36             8.85       514,528(g)                 110,141
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2005-16 Cl 3A1B
     01-19-36             5.66       189,879(h)                 190,103
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-3 Cl B1
     06-19-36             6.46       199,618(h)                 204,331
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-5 Cl 2A1B
     07-19-46             5.55       119,401(h)                 119,429
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-8 Cl 2A1B
     08-21-46             5.57       401,169(h)                 401,169
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-9 Cl 2AB2
     11-19-36             5.60       523,303(h)                 523,303
IndyMac Index Nim
   Collateralized Mtge Obligation
   Series 2006-AR6 Cl N1
     06-25-46             6.65        74,138(d)                  73,953
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-2 Cl 4A1
     02-25-19             5.00       102,627                    100,928

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

MORTGAGE-BACKED (CONT.)
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-4 Cl 2A1
     05-25-34             6.00%      $82,580                    $81,973
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-7 Cl 8A1
     08-25-19             5.00        46,203                     45,028
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-8 Cl 7A1
     09-25-19             5.00        69,762                     68,019
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2005-3 Cl 1A2
     04-25-35             5.50       300,000                    294,687
Residential Accredit Loans
   Collateralized Mtge Obligation
   Series 2006-QS3 Cl 1A10
     03-25-36             6.00       158,626                    161,572
Structured Asset Securities
   Collateralized Mtge Obligation
   Series 2003-33H Cl 1A1
     10-25-33             5.50       230,714                    228,120
Washington Mutual
   Collateralized Mtge Obligation
   Series 2003-AR10 Cl A7
     10-25-33             4.06       125,000(h)                 123,755
Washington Mutual
   Collateralized Mtge Obligation
   Series 2004-CB2 Cl 6A
     07-25-19             4.50       218,064                    207,885
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR14 Cl 2A1
     12-25-35             5.30       115,032(h)                 114,753
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR17 Cl A1C1
     12-25-45             5.51        48,818(h)                  48,831
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR8 Cl 2AB1
     07-25-45             5.57       165,084(h)                 165,169
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-10 Cl A1
     10-25-35             5.00       294,452                    280,142
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-5 Cl 2A1
     05-25-35             5.50       192,758                    190,831
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2006-AR6 Cl 5A1
     03-25-36             5.11       262,931(h)                 261,094
                                                            -----------
Total                                                        29,137,556
-----------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

BANKING (1.7%)
Bank of America
   Sub Nts
     10-15-36             6.00%     $335,000                   $355,177
Popular North America
   Sr Nts
     10-01-08             3.88       500,000                    487,674
Wells Fargo Bank
   Sub Nts
     08-26-36             5.95       250,000                    266,625
                                                            -----------
Total                                                         1,109,476
-----------------------------------------------------------------------

BROKERAGE (0.2%)
Morgan Stanley
   Sr Unsecured
     10-18-16             5.75       100,000                    102,878
-----------------------------------------------------------------------

CHEMICALS (0.2%)
Potash - Saskatchewan
     12-01-36             5.88       140,000(b,c)               138,928
-----------------------------------------------------------------------

ELECTRIC (2.8%)
Arizona Public Service
     05-15-15             4.65       265,000                    248,234
Baltimore Gas & Electric
   Sr Unsecured
     10-01-36             6.35        55,000(d)                  58,120
Commonwealth Edison
   1st Mtge
     04-15-15             4.70       135,000                    127,743
Commonwealth Edison
   1st Mtge Series 104
     08-15-16             5.95        90,000                     92,595
Consumers Energy
   1st Mtge
     02-15-12             5.00        70,000                     69,049
Consumers Energy
   1st Mtge Series H
     02-17-09             4.80       190,000                    188,476
Duke Energy Indiana
     10-15-35             6.12       185,000                    192,407
Exelon
     06-15-10             4.45       240,000                    233,878
Florida Power
   1st Mtge
     07-15-11             6.65        45,000                     47,678
Indiana Michigan Power
   Sr Nts
     03-15-37             6.05       110,000                    111,663
Northern States Power
   Sr Nts
     08-01-09             6.88       120,000                    125,045
Ohio Edison
     06-15-09             5.65       155,000(d)                 156,217
PacifiCorp
   1st Mtge
     06-15-35             5.25       135,000                    128,471
Xcel Energy
   Sr Nts
     07-01-08             3.40        55,000                     53,473
                                                            -----------
Total                                                         1,833,049
-----------------------------------------------------------------------




See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
17  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

RiverSource VP - Core Bond Fund

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

FOOD AND BEVERAGE (0.5%)
Cadbury Schweppes US Finance LLC
     10-01-08             3.88%     $305,000(d)                $297,719
-----------------------------------------------------------------------

HEALTH CARE (0.3%)
Cardinal Health
     06-15-15             4.00       188,000                    168,768
-----------------------------------------------------------------------

HEALTH CARE INSURANCE (0.2%)
CIGNA
   Sr Unsecured
     11-15-36             6.15       145,000                    148,963
-----------------------------------------------------------------------

INDEPENDENT ENERGY (0.7%)
EnCana
   Sr Nts
     10-15-13             4.75       215,000(c)                 206,703
XTO Energy
     01-31-15             5.00       115,000                    110,816
XTO Energy
   Sr Unsecured
     06-30-15             5.30       145,000                    142,451
                                                            -----------
Total                                                           459,970
-----------------------------------------------------------------------

LIFE INSURANCE (0.2%)
Lincoln Natl
   Sr Unsecured
     04-07-36             6.15       125,000                    133,706
-----------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

MEDIA NON CABLE (0.2%)
News America
     12-15-35             6.40%     $100,000                   $102,136
-----------------------------------------------------------------------

METALS (0.2%)
Reliance Steel & Aluminum
     11-15-16             6.20        30,000(d)                  30,265
     11-15-36             6.85        75,000(d)                  75,832
                                                            -----------
Total                                                           106,097
-----------------------------------------------------------------------

NON CAPTIVE CONSUMER (0.5%)
American Express Travel Related Services
   Sr Unsecured
     11-21-11             5.25       350,000(d)                 352,685
-----------------------------------------------------------------------

RETAILERS (0.5%)
Home Depot
   Sr Unsecured
     03-01-16             5.40        50,000                     49,852
May Department Stores
     07-15-09             4.80       235,000                    232,604
Wal-Mart Stores
     09-01-35             5.25        35,000                     33,305
                                                            -----------
Total                                                           315,761
-----------------------------------------------------------------------

WIRELESS (1.3%)
Nextel Communications
   Series F
     03-15-14             5.95       860,000                    844,950
-----------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

WIRELINES (3.1%)
Telecom Italia Capital
     10-01-15             5.25%     $465,000(c)                $439,814
TELUS
     06-01-11             8.00       610,000(c)                 673,979
Verizon New York
   Series A
     04-01-12             6.88       210,000                    220,668
Verizon Pennsylvania
   Series A
     11-15-11             5.65       675,000                    685,354
                                                            -----------
Total                                                         2,019,815
-----------------------------------------------------------------------

TOTAL BONDS
(Cost: $68,442,085)                                         $68,721,890
-----------------------------------------------------------------------

MONEY MARKET FUND (8.4%)

                                      SHARES                 VALUE(a)
RiverSource Short-Term Cash Fund   5,437,366(l)              $5,437,366
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $5,437,366)                                           $5,437,366
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $73,879,451)(m)                                      $74,159,256
=======================================================================



NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2006.

(b) At Nov. 30, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $9,696,745.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Nov. 30, 2006, the value of foreign securities represented 2.4% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
     Nov. 30, 2006, the value of these securities amounted to $2,977,793 or 4.6% of net assets.

(e) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     AMBAC   --  Ambac Assurance Corporation
     MBIA    --  MBIA Insurance Corporation

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations.
     Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity.
     The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Nov. 30, 2006.

(h) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2006.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2006.

--------------------------------------------------------------------------------
18  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

RiverSource VP - Core Bond Fund

NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)

(j) Partially pledged as initial deposit on the following open interest rate futures contracts:

      TYPE OF SECURITY                                         NOTIONAL AMOUNT
      ------------------------------------------------------------------------
      PURCHASE CONTRACTS
      U.S. Long Bond, March 2007, 20-year                           $1,200,000
      U.S. Treasury Note, Dec. 2006, 2-year                          1,200,000
      U.S. Treasury Note, March 2007, 5-year                         1,200,000

      SALE CONTRACTS
      U.S. Treasury Note, March 2007, 2-year                           200,000

(k) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(l) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(m) At Nov. 30, 2006, the cost of securities for federal income tax purposes was approximately $73,879,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                        $ 587,000

      Unrealized depreciation                                         (307,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                    $ 280,000
      ------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------
19  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

INVESTMENTS IN SECURITIES

RiverSource VP - Diversified Bond Fund

NOV. 30, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (101.4%)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

SOVEREIGN (0.1%)
United Mexican States
     09-27-34             6.75%   $2,645,000(c)              $2,889,663
-----------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (25.2%)
Federal Farm Credit Bank
     10-10-08             4.25     7,115,000                  7,047,785
Federal Home Loan Bank
     01-18-08             4.63    17,110,000                 17,045,838
     02-08-08             4.63    16,985,000                 16,922,105
     02-13-08             5.25    22,300,000                 22,378,362
     06-18-08             5.13    21,590,000                 21,695,748
Federal Home Loan Mtge Corp
     08-17-07             4.00    24,340,000                 24,148,176
     06-15-08             3.88    17,200,000                 16,947,676
     10-15-08             5.13    10,505,000                 10,566,706
     03-15-09             5.75     4,940,000                  5,045,597
     07-12-10             4.13     2,480,000                  2,432,637
Federal Natl Mtge Assn
     09-15-07             4.25    21,845,000                 21,692,085
     01-15-08             4.63    36,450,000                 36,304,769
     06-15-08             5.25    57,745,000                 58,060,865
     10-15-08             4.50     8,050,000                  8,006,482
U.S. Treasury
     06-30-07             3.63     7,900,000(k)               7,837,969
     11-30-07             4.25     3,645,000(k)               3,622,787
     10-31-08             4.88     2,490,000                  2,500,894
     11-15-09             4.63    11,610,000                 11,647,187
     10-31-11             4.63    66,485,000(g)              66,988,822
     11-30-11             4.50    70,620,000(e)              70,791,032
     08-15-16             4.88    27,032,000(g)              27,882,021
     11-15-16             4.63    25,755,000(g)              26,093,034
     11-15-18             9.00    14,640,000                 20,577,208
     08-15-23             6.25    55,177,000(k)              65,238,195
     02-15-26             6.00    46,050,000(k)              53,741,778
U.S. Treasury Inflation-Indexed Bond
     01-15-07             3.38    45,470,530(o)              45,136,320
                                                            -----------
Total                                                       670,352,078
-----------------------------------------------------------------------

ASSET-BACKED (2.5%)
Capital Auto Receivables Asset Trust
   Series 2004-1 Cl CTFS
     09-15-10             2.84     2,000,000                  1,968,235
Capital Auto Receivables Asset Trust
   Series 2006-SN1A Cl A4B
     03-20-10             5.43     7,475,000(b,d)             7,474,999
Capital Auto Receivables Asset Trust
   Series 2006-SN1A Cl D
     04-20-11             6.15     1,975,000(d)               2,014,808
Citibank Credit Card Issuance Trust
   Series 2003-A3 Cl A3
     03-10-10             3.10       300,000                    292,722

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

ASSET-BACKED (CONT.)
College Loan Corporation Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-1 Cl AIO
     07-25-08             5.62%   $9,725,000(l)              $1,514,973
Countrywide Asset-backed Ctfs
   Series 2005-10 Cl AF6
     02-25-36             4.92     1,020,000                  1,002,895
Countrywide Asset-backed Ctfs
   Series 2006-4 Cl 1A1M
     07-25-36             5.58     2,275,192(b)               2,277,791
Drive Auto Receivables Trust
   Series 2006-2 Cl A2 (MBIA)
     07-15-11             5.30     5,725,000(d,n)             5,743,784
Dunkin Securitization
   Series 2006-1 Cl A2 (AMBAC)
     06-20-31             5.78     6,775,000(d,n)             6,919,247
Ford Credit Floorplan Master Owner Trust
   Series 2006-3 Cl A
     06-15-11             5.50    16,100,000(b)              16,111,752
Hertz Vehicle Financing LLC
   Series 2004-1A Cl A3 (MBIA)
     05-25-09             2.85     1,800,000(d,n)             1,751,920
Metris Master Trust
   Series 2005-1A Cl D
     03-21-11             7.22       900,000(b,d)               900,550
Natl Collegiate Student Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-2 Cl AIO
     08-25-11             5.89     6,200,000(l)               1,510,047
Natl Collegiate Student Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-3 Cl AIO
     01-25-12             0.00    11,400,000(l)               3,417,036
Natl Collegiate Student Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-4 Cl AIO
     02-27-12             5.45    11,633,000(e,l)             3,292,348
Popular ABS Mtge Pass-Through Trust
   Series 2005-A Cl AF2
     06-25-35             4.49     1,815,000                  1,794,656
Renaissance Home Equity Loan Trust
   Series 2005-4 Cl A3
     02-25-36             5.57     2,755,000                  2,751,777
Residential Asset Securities
   Series 2006-KS1 Cl A2
     02-25-36             5.46     5,955,000(b)               5,958,722
                                                            -----------
Total                                                        66,698,262
-----------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

COMMERCIAL MORTGAGE-BACKED (12.4%)(f)
Banc of America Commercial Mtge
   Series 2005-1 Cl A4
     11-10-42             4.89%   $2,250,000                 $2,256,503
Banc of America Commercial Mtge
   Series 2005-4 Cl ASB
     07-10-45             4.87     3,225,000                  3,192,629
Banc of America Commercial Mtge
   Series 2006-2 Cl AAB
     05-10-45             5.72     3,750,000                  3,901,862
Banc of America Commercial Mtge
   Series 2006-4 Cl AAB
     07-10-46             5.60     4,300,000                  4,424,354
Banc of America Large Loan
   Series 2006-LAQ Cl E
     02-09-21             5.70     2,175,000(b,d)             2,180,068
Banc of America Large Loan
   Series 2006-LAQ Cl F
     02-09-21             5.76     2,425,000(b,d)             2,430,645
Banc of America Large Loan
   Series 2006-LAQ Cl G
     02-09-21             5.85     1,700,000(b,d)             1,703,449
Bear Stearns Commercial Mtge Securities
   Series 2003-T10 Cl A1
     03-13-40             4.00       321,126                    312,333
Bear Stearns Commercial Mtge Securities
   Series 2004-PWR5 Cl A3
     07-11-42             4.57     1,790,000                  1,756,524
Bear Stearns Commercial Mtge Securities
   Series 2005-T20 Cl E
     10-12-42             5.16     1,700,000                  1,678,359
CDC Commercial Mtge Trust
   Series 2002-FX1 Cl A2
     11-15-30             5.68    17,400,000                 17,865,725
Citigroup Commercial Mtge Trust
   Series 2005-EMG Cl A1
     09-20-51             4.15     3,183,457(d)               3,134,029
Citigroup/Deutsche Bank Commercial Mtge Trust
   Series 2005-CD1 Cl ASB
     07-15-44             5.23     1,750,000                  1,770,927
Commercial Mtge Acceptance
   Series 1999-C1 Cl A2
     06-15-31             7.03     8,611,767                  8,926,313
Commercial Mtge Pass-Through Ctfs
   Series 2006-CN2A Cl BFL
     02-05-19             5.63     1,425,000(b,d)             1,432,488
Credit Suisse Mtge Capital Ctfs
   Series 2006-C2 Cl A3
     03-15-39             5.66     6,700,000                  6,983,572
Credit Suisse Mtge Capital Ctfs
   Series 2006-C4 Cl A3
     09-15-39             5.47    10,000,000                 10,247,924
CS First Boston Mtge Securities
   Series 2001-CP4 Cl A4
     12-15-35             6.18    11,825,000                 12,336,798


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
20  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

COMMERCIAL MORTGAGE-BACKED (CONT.)
CS First Boston Mtge Securities
   Series 2003-CPN1 Cl A2
     03-15-35             4.60%   $2,825,000                 $2,757,320
Federal Natl Mtge Assn #385683
     02-01-13             4.83     3,074,613                  3,047,944
Federal Natl Mtge Assn #555806
     10-01-13             5.26       902,463                    908,656
Federal Natl Mtge Assn #735390
     03-01-16             4.81     4,057,938                  4,019,022
Federal Natl Mtge Assn #745629
     01-01-18             5.08     2,798,944                  2,820,720
GE Capital Commercial Mtge
   Series 2004-C2 Cl A2
     03-10-40             4.12     5,150,000                  5,010,178
GE Capital Commercial Mtge
   Series 2005-C1 Cl A5
     06-10-48             4.77     2,200,000                  2,152,147
General Electric Capital Assurance
   Series 2003-1 Cl A3
     05-12-35             4.77     5,625,000(d)               5,573,070
Greenwich Capital Commercial Funding
   Series 2004-GG1 Cl A5
     06-10-36             4.88     1,625,000                  1,617,226
Greenwich Capital Commercial Funding
   Series 2006-GG7 Cl AAB
     07-10-38             5.91     6,025,000                  6,341,156
GS Mtge Securities II
   Series 2004-GG2 Cl A4
     08-10-38             4.96     3,000,000                  2,992,683
GS Mtge Securities II
   Series 2006-GG6 Cl A4
     04-10-38             5.55     4,975,000                  5,125,656
JPMorgan Chase Commercial Mtge Securities
   Series 2002-CIB5 Cl A1
     10-12-37             4.37     3,243,406                  3,198,100
JPMorgan Chase Commercial Mtge Securities
   Series 2003-CB6 Cl A2
     07-12-37             5.26     5,975,000                  6,042,950
JPMorgan Chase Commercial Mtge Securities
   Series 2003-LN1 Cl A1
     10-15-37             4.13     1,883,553                  1,834,351
JPMorgan Chase Commercial Mtge Securities
   Series 2003-ML1A Cl A1
     03-12-39             3.97     1,819,227                  1,774,371
JPMorgan Chase Commercial Mtge Securities
   Series 2003-ML1A Cl A2
     03-12-39             4.77     5,425,000                  5,341,799
JPMorgan Chase Commercial Mtge Securities
   Series 2004-C2 Cl A2
     05-15-41             5.09     1,000,000                  1,004,768
JPMorgan Chase Commercial Mtge Securities
   Series 2004-CBX Cl A3
     01-12-37             4.18     1,950,000                  1,908,632
JPMorgan Chase Commercial Mtge Securities
   Series 2005-LDP2 Cl A1
     07-15-42             4.33     4,141,098                  4,081,880
JPMorgan Chase Commercial Mtge Securities
   Series 2006-CB16 Cl A4
     05-12-45             5.55    15,850,000                 16,335,906

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

COMMERCIAL MORTGAGE-BACKED (CONT.)
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP6 Cl A4
     04-15-43             5.48%   $5,675,000                 $5,814,146
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP6 Cl ASB
     04-15-43             5.49     4,425,000                  4,519,854
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP8 Cl A4
     05-15-45             5.40     9,450,000                  9,630,303
LB-UBS Commercial Mtge Trust
   Series 2002-C2 Cl A3
     06-15-26             5.39     3,590,000                  3,639,060
LB-UBS Commercial Mtge Trust
   Series 2002-C4 Cl A5
     09-15-31             4.85     3,000,000                  2,978,515
LB-UBS Commercial Mtge Trust
   Series 2004-C2 Cl A3
     03-15-29             3.97     2,200,000                  2,096,006
LB-UBS Commercial Mtge Trust
   Series 2004-C8 Cl A2
     12-15-29             4.20     3,700,000                  3,619,488
LB-UBS Commercial Mtge Trust
   Series 2005-C5 Cl AAB
     09-15-30             4.93     5,775,000                  5,730,359
LB-UBS Commercial Mtge Trust
   Series 2006-C3 Cl AAB
     03-15-39             5.64     3,895,000                  4,010,759
LB-UBS Commercial Mtge Trust
   Series 2006-C4 Cl AAB
     06-15-32             5.87     6,725,000                  7,065,640
LB-UBS Commercial Mtge Trust
   Series 2006-C7 Cl A3
     11-15-38             5.35     4,350,000(e)               4,418,900
Morgan Stanley Capital I
   Series 2003-IQ4 Cl A1
     05-15-40             3.27     2,876,404                  2,773,743
Morgan Stanley Capital I
   Series 2003-T11 Cl A2
     06-13-41             4.34     2,625,000                  2,578,520
Morgan Stanley Capital I
   Series 2004-HQ4 Cl A5
     04-14-40             4.59     2,400,000                  2,348,808
Morgan Stanley Capital I
   Series 2005-T19 Cl AAB
     06-12-47             4.85     6,025,000                  5,965,128
Morgan Stanley Capital I
   Series 2006-T23 Cl AAB
     08-12-41             5.80     5,500,000                  5,753,675
Morgan Stanley Capital I
   Series 2006-XLF Cl A2
     07-15-19             5.45     5,000,000(b,d)             5,001,895
Morgan Stanley Dean Witter Capital I
   Series 2002-TOP7 Cl A2
     01-15-39             5.98    10,810,000                 11,273,172
Nomura Asset Securities
   Series 1998-D6 Cl A3
     03-15-30             6.99    16,965,000                 18,951,972

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

COMMERCIAL MORTGAGE-BACKED (CONT.)
Prudential Commercial Mtge Trust
   Series 2003-PWR1 Cl A1
     02-11-36             3.67%   $2,618,782                 $2,530,673
SBA CMBS Trust
   Series 2006-1A Cl B
     11-15-36             5.45     3,750,000(d)               3,789,551
Wachovia Bank Commercial Mtge Trust
   Series 2003-C4 Cl A2
     04-15-35             4.57    11,250,000                 11,051,310
Wachovia Bank Commercial Mtge Trust
   Series 2003-C7 Cl A2
     10-15-35             5.08    12,800,000(d)              12,793,198
Wachovia Bank Commercial Mtge Trust
   Series 2005-C18 Cl A4
     04-15-42             4.94     2,900,000                  2,862,735
Wachovia Bank Commercial Mtge Trust
   Series 2005-C20 Cl A5
     07-15-42             5.09     2,975,000                  2,979,178
Wachovia Bank Commercial Mtge Trust
   Series 2006-C24 Cl APB
     03-15-45             5.58     3,200,000                  3,287,265
Wachovia Bank Commercial Mtge Trust
   Series 2006-C27 Cl A3
     07-15-45             5.77     4,300,000                  4,502,811
Wachovia Bank Commercial Mtge Trust
   Series 2006-C27 Cl APB
     07-15-45             5.73     6,000,000                  6,221,445
                                                            -----------
Total                                                       328,611,146
-----------------------------------------------------------------------

MORTGAGE-BACKED (47.2%)(f)
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2005-12 Cl 2A1
     03-25-36             5.71     5,295,418(m)               5,336,719
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2006-1 Cl 2A1
     03-25-36             5.97     6,337,204(m)               6,359,384
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2006-2 Cl CB1
     05-25-36             6.24     5,404,907(m)               5,518,194
American Home Mtge Assets
   Collateralized Mtge Obligation
   Series 2006-2 Cl 2A2
     09-25-46             5.55    13,234,815(m)              13,164,260
American Home Mtge Assets
   Collateralized Mtge Obligation
   Series 2006-3 Cl 3A2
     10-25-46             5.58     8,307,854(m)               8,307,854
Banc of America Funding
   Collateralized Mtge Obligation
   Series 2006-A Cl 3A2
     02-20-36             5.92     4,368,239(m)               4,394,273
Bank of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11 Cl 1A1
     01-25-34             6.00     2,805,754                  2,797,113



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
21  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

MORTGAGE-BACKED (CONT.)
Bank of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11 Cl 4A1
     01-25-19             4.75%   $2,062,397                 $2,009,549
Bank of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2004-3 Cl 1A1
     04-25-34             6.00     5,029,386                  5,049,821
Bank of America Funding
   Collateralized Mtge Obligation
   Series 2006-2N Cl N1
     11-25-46             7.25     1,375,940(d,m)             1,363,946
Bear Stearns Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2005-8 Cl A4
     08-25-35             5.10     5,650,000(d,m)             5,581,510
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11T1 Cl A1
     07-25-18             4.75     2,045,367                  1,992,954
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-14 Cl 2A2
     05-25-35             5.57     8,957,677(b)               8,956,668
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-54CB Cl 2A3
     11-25-35             5.50     3,648,111                  3,675,664
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-54CB Cl 3A7
     11-25-35             5.50     3,721,208                  3,749,263
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-64CB Cl 1A1
     12-25-35             5.50     7,145,483                  7,205,365
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-6CB Cl 1A1
     04-25-35             7.50     3,096,256                  3,234,205
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-85CB Cl 2A2
     02-25-36             5.50     2,623,735                  2,637,939
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-22R Cl 1A2
     05-25-36             6.00     7,000,000                  7,089,933
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-2CB Cl A11
     03-25-36             6.00     6,713,105                  6,749,770
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-31CB Cl A16
     11-25-36             6.00    13,075,000                 13,328,132

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-OA8 Cl 1A2
     07-25-46             5.55%  $12,667,522(b)             $12,698,712
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2005-R2 Cl 2A1
     06-25-35             7.00     3,913,534(d)               4,091,316
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2006-HYB1 Cl 1A1
     03-20-36             5.39     3,756,713(m)               3,755,060
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2006-HYB5 Cl 2A2
     09-20-36             5.95    10,626,433(m)              10,754,800
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2006-OA5 Cl 2A2
     04-25-46             5.62     8,293,236(m)               8,297,458
CS First Boston Mtge Securities
   Collateralized Mtge Obligation
   Series 2003-29 Cl 8A1
     11-25-18             6.00     1,806,715                  1,816,697
CS First Boston Mtge Securities
   Collateralized Mtge Obligation
   Series 2005-12 Cl 3A1
     01-25-36             7.00     5,918,560                  6,081,439
Deutsche Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-AR6 Cl A3
     12-25-36             5.44     8,600,000(b,e)             8,600,000
Downey Savings & Loan Assn Mtge Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR5 Cl X1
     08-19-45             6.38    34,883,523(l)                 441,495
Federal Home Loan Mtge Corp
     12-01-36             5.50    31,000,000(e)              30,893,423
     12-01-36             6.00    20,400,000(e)              20,616,648
     12-01-36             6.50    26,175,000(e)              26,706,667
Federal Home Loan Mtge Corp #1G2496
     09-01-36             6.21     7,459,514(m)               7,553,877
Federal Home Loan Mtge Corp #A27373
     10-01-34             6.50       814,132                    831,957
Federal Home Loan Mtge Corp #B11452
     12-01-18             6.00     1,462,359                  1,485,065
Federal Home Loan Mtge Corp #C00356
     08-01-24             8.00       116,060                    122,477
Federal Home Loan Mtge Corp #C14412
     09-01-28             6.00     1,330,956                  1,353,341
Federal Home Loan Mtge Corp #C53878
     12-01-30             5.50     1,049,240                  1,051,302
Federal Home Loan Mtge Corp #C59161
     10-01-31             6.00     2,966,977                  3,010,490
Federal Home Loan Mtge Corp #C79930
     06-01-33             5.50     2,790,051                  2,787,089

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #C80198
     08-01-24             8.00%      $65,920                    $69,564
Federal Home Loan Mtge Corp #C80253
     01-01-25             9.00        63,712                     69,032
Federal Home Loan Mtge Corp #C90767
     12-01-23             6.00     4,398,347                  4,474,989
Federal Home Loan Mtge Corp #D95319
     03-01-22             6.00       441,809                    449,894
Federal Home Loan Mtge Corp #D96300
     10-01-23             5.50       359,266                    360,746
Federal Home Loan Mtge Corp #E01127
     02-01-17             6.50     2,933,077                  3,001,654
Federal Home Loan Mtge Corp #E01419
     05-01-18             5.50     1,545,904                  1,557,107
Federal Home Loan Mtge Corp #E97591
     06-01-18             5.50       342,346                    344,906
Federal Home Loan Mtge Corp #E98725
     08-01-18             5.00     4,847,550                  4,812,055
Federal Home Loan Mtge Corp #E99684
     10-01-18             5.00     4,018,819                  3,989,401
Federal Home Loan Mtge Corp #G01108
     04-01-30             7.00     2,272,354                  2,347,891
Federal Home Loan Mtge Corp #G01427
     12-01-31             6.50       679,445                    697,265
Federal Home Loan Mtge Corp #G01535
     04-01-33             6.00       565,303                    575,091
Federal Home Loan Mtge Corp #G10198
     05-01-07             9.00           812                        813
Federal Home Loan Mtge Corp #G30225
     02-01-23             6.00     5,625,662                  5,728,619
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
     06-15-20             8.00         9,781                      9,722
     03-15-22             7.00       898,049                    895,399
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2590 Cl BI
     02-15-14             2.28       988,256(l)                  41,395
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2718 Cl IA
     10-15-22            20.00     3,212,262(l)                 122,005
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Series 2576 Cl KJ
     02-15-33             5.50     5,175,008                  5,214,689
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Series 2641 Cl KC
     01-15-18             6.50     2,022,919                  2,095,765
Federal Natl Mtge Assn
     12-01-21             5.00     9,205,000(e)               9,112,950
     12-01-21             5.50    15,000,000(e)              15,079,680
     12-01-21             6.00    11,000,000(e)              11,192,500
     12-01-36             5.50    43,000,000(e)              42,838,751
     12-01-36             6.00    93,000,000(e)              93,958,831



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
22  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #125032
     11-01-21             8.00%      $24,889                    $26,288
Federal Natl Mtge Assn #125474
     02-01-27             7.50       713,988                    746,838
Federal Natl Mtge Assn #190353
     08-01-34             5.00    12,336,560                 12,074,793
Federal Natl Mtge Assn #190764
     09-01-07             8.50         4,222                      4,220
Federal Natl Mtge Assn #190899
     04-01-23             8.50       289,482                    305,042
Federal Natl Mtge Assn #190988
     06-01-24             9.00       310,791                    330,896
Federal Natl Mtge Assn #253883
     08-01-16             6.00       674,407                    687,233
Federal Natl Mtge Assn #254224
     02-01-17             7.00       946,810                    974,441
Federal Natl Mtge Assn #254560
     11-01-32             5.00     3,292,225                  3,225,262
Federal Natl Mtge Assn #254675
     01-01-23             6.50       158,851                    163,181
Federal Natl Mtge Assn #254906
     10-01-18             4.50     5,329,303                  5,200,500
Federal Natl Mtge Assn #254916
     09-01-23             5.50     4,401,420                  4,417,784
Federal Natl Mtge Assn #255788
     06-01-15             5.50     5,330,174                  5,376,057
Federal Natl Mtge Assn #256171
     03-01-26             6.00    24,414,804                 24,779,650
Federal Natl Mtge Assn #256339
     07-01-36             5.50    21,595,426                 21,402,147
Federal Natl Mtge Assn #303727
     02-01-11             6.00        90,726                     91,673
Federal Natl Mtge Assn #442411
     11-01-28             6.50     1,203,343                  1,237,741
Federal Natl Mtge Assn #445254
     12-01-13             5.50     1,975,552                  1,993,286
Federal Natl Mtge Assn #446964
     10-01-28             6.00     3,673,615                  3,734,166
Federal Natl Mtge Assn #450370
     01-01-29             6.50     1,756,292                  1,806,496
Federal Natl Mtge Assn #484820
     04-01-14             5.50        12,091                     12,199
Federal Natl Mtge Assn #50553
     04-01-22             8.00        95,163                    100,617
Federal Natl Mtge Assn #510587
     08-01-29             7.00       123,304                    127,380
Federal Natl Mtge Assn #545339
     11-01-31             6.50       105,239                    108,445
Federal Natl Mtge Assn #545342
     04-01-13             7.00     1,091,215                  1,098,510
Federal Natl Mtge Assn #545869
     07-01-32             6.50     1,488,385                  1,529,156
Federal Natl Mtge Assn #545885
     08-01-32             6.50     3,180,365                  3,259,874
Federal Natl Mtge Assn #545910
     08-01-17             6.00     1,728,603                  1,763,182
Federal Natl Mtge Assn #555375
     04-01-33             6.00     9,419,139                  9,571,354

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #555376
     04-01-18             4.50%     $214,477                   $209,293
Federal Natl Mtge Assn #555458
     05-01-33             5.50    11,653,794                 11,639,343
Federal Natl Mtge Assn #555528
     04-01-33             6.00    25,773,774                 26,136,880
Federal Natl Mtge Assn #555734
     07-01-23             5.00     3,366,004                  3,319,822
Federal Natl Mtge Assn #555740
     08-01-18             4.50     1,928,901                  1,882,336
Federal Natl Mtge Assn #576603
     03-01-15             6.00     3,261,019                  3,322,567
Federal Natl Mtge Assn #606882
     10-01-31             7.00       506,482                    522,251
Federal Natl Mtge Assn #609621
     11-01-31             7.00     2,508,140                  2,586,227
Federal Natl Mtge Assn #617746
     08-01-32             6.50       207,174                    212,397
Federal Natl Mtge Assn #626720
     01-01-17             6.00       178,071                    181,458
Federal Natl Mtge Assn #630599
     05-01-32             7.00     3,298,693                  3,399,372
Federal Natl Mtge Assn #634367
     03-01-17             6.50     1,004,368                  1,023,123
Federal Natl Mtge Assn #646938
     06-01-32             7.00     1,526,462                  1,573,051
Federal Natl Mtge Assn #647549
     08-01-17             6.00     1,457,147                  1,485,044
Federal Natl Mtge Assn #650159
     10-01-32             6.50     2,445,626                  2,521,452
Federal Natl Mtge Assn #652600
     02-01-18             5.50     6,369,214                  6,418,208
Federal Natl Mtge Assn #667604
     10-01-32             5.50     6,039,356                  6,032,619
Federal Natl Mtge Assn #667721
     03-01-33             6.00     2,118,443                  2,150,585
Federal Natl Mtge Assn #667787
     02-01-18             5.50       765,841                    771,485
Federal Natl Mtge Assn #669925
     09-01-17             6.50     2,369,412                  2,434,414
Federal Natl Mtge Assn #670382
     09-01-32             6.00     6,082,705                  6,168,399
Federal Natl Mtge Assn #670387
     08-01-32             7.00       805,164                    830,713
Federal Natl Mtge Assn #672289
     12-01-17             5.50       513,353                    517,460
Federal Natl Mtge Assn #678028
     09-01-17             6.00       537,063                    547,345
Federal Natl Mtge Assn #683116
     02-01-33             6.00       303,675                    307,953
Federal Natl Mtge Assn #684585
     02-01-33             5.50       549,669                    549,607
Federal Natl Mtge Assn #684586
     03-01-33             6.00     1,727,123                  1,752,428
Federal Natl Mtge Assn #684601
     03-01-33             6.00     1,215,834                  1,236,700
Federal Natl Mtge Assn #687051
     01-01-33             6.00     5,689,567                  5,744,971

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #687736
     02-01-33             5.50%   $2,744,566                 $2,740,546
Federal Natl Mtge Assn #688691
     03-01-33             5.50       557,928                    557,111
Federal Natl Mtge Assn #689093
     07-01-28             5.50     1,583,402                  1,586,882
Federal Natl Mtge Assn #694316
     03-01-18             5.50     1,808,510                  1,822,804
Federal Natl Mtge Assn #694546
     03-01-33             5.50     1,948,760                  1,945,906
Federal Natl Mtge Assn #694628
     04-01-33             5.50     2,336,978                  2,337,905
Federal Natl Mtge Assn #694795
     04-01-33             5.50     2,992,027                  2,992,861
Federal Natl Mtge Assn #694988
     03-01-33             5.50     6,008,930                  6,004,448
Federal Natl Mtge Assn #695202
     03-01-33             6.50     2,193,531                  2,244,190
Federal Natl Mtge Assn #695220
     04-01-33             5.50       170,812                    170,561
Federal Natl Mtge Assn #705096
     06-01-18             5.00       473,335                    470,212
Federal Natl Mtge Assn #709901
     06-01-18             5.00     2,882,702                  2,863,738
Federal Natl Mtge Assn #711501
     05-01-33             5.50     1,500,207                  1,501,520
Federal Natl Mtge Assn #720006
     07-01-33             5.50     4,162,324                  4,156,228
Federal Natl Mtge Assn #720378
     06-01-18             4.50     3,585,100                  3,498,452
Federal Natl Mtge Assn #723687
     08-01-28             5.50     2,225,017                  2,229,907
Federal Natl Mtge Assn #725232
     03-01-34             5.00    12,687,350                 12,425,357
Federal Natl Mtge Assn #725284
     11-01-18             7.00       111,851                    115,159
Federal Natl Mtge Assn #725424
     04-01-34             5.50    27,429,496(e)              27,389,327
Federal Natl Mtge Assn #725425
     04-01-34             5.50    15,265,263                 15,244,588
Federal Natl Mtge Assn #725684
     05-01-18             6.00     5,314,263                  5,417,642
Federal Natl Mtge Assn #725719
     07-01-33             4.85     3,272,905(m)               3,206,007
Federal Natl Mtge Assn #725737
     08-01-34             4.54     3,101,056(m)               3,082,264
Federal Natl Mtge Assn #725773
     09-01-34             5.50    18,896,917                 18,859,538
Federal Natl Mtge Assn #725813
     12-01-33             6.50     7,592,371                  7,767,715
Federal Natl Mtge Assn #726940
     08-01-23             5.50        60,224                     60,349
Federal Natl Mtge Assn #730153
     08-01-33             5.50       604,891                    604,005



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
23  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #730231
     08-01-23             5.50%   $6,715,727                 $6,740,696
Federal Natl Mtge Assn #731075
     07-01-18             5.50       143,291                    144,389
Federal Natl Mtge Assn #731417
     09-01-18             5.50     1,679,294                  1,692,140
Federal Natl Mtge Assn #732094
     08-01-18             5.50       112,254                    113,154
Federal Natl Mtge Assn #735057
     01-01-19             4.50     4,487,490                  4,379,033
Federal Natl Mtge Assn #737330
     09-01-18             5.50     1,320,069                  1,330,265
Federal Natl Mtge Assn #742840
     10-01-18             5.50     1,229,070                  1,238,554
Federal Natl Mtge Assn #743262
     10-01-18             5.00     2,888,308                  2,868,999
Federal Natl Mtge Assn #743455
     10-01-18             5.50     4,524,707                  4,559,367
Federal Natl Mtge Assn #745563
     08-01-34             5.50    15,680,886                 15,657,922
Federal Natl Mtge Assn #745802
     07-01-36             6.00    24,446,168                 24,712,231
Federal Natl Mtge Assn #747584
     11-01-28             5.50     3,957,172                  3,965,870
Federal Natl Mtge Assn #753919
     12-01-33             4.94     3,394,556(m)               3,353,906
Federal Natl Mtge Assn #756844
     02-01-19             5.00     2,180,221                  2,163,002
Federal Natl Mtge Assn #759342
     01-01-34             6.50       805,187                    827,649
Federal Natl Mtge Assn #761031
     01-01-34             5.00       472,982                    462,702
Federal Natl Mtge Assn #765758
     02-01-19             5.00     2,721,249                  2,702,502
Federal Natl Mtge Assn #765760
     02-01-19             5.00       268,922                    267,069
Federal Natl Mtge Assn #776962
     04-01-29             5.00     8,893,686                  8,700,380
Federal Natl Mtge Assn #776987
     04-01-29             5.00       302,217                    295,648
Federal Natl Mtge Assn #779676
     06-01-34             5.00    26,012,468                 25,460,514
Federal Natl Mtge Assn #811114
     02-01-35             5.50    21,898,828                 21,829,895
Federal Natl Mtge Assn #837258
     09-01-35             4.92     2,211,048(m)               2,217,150
Federal Natl Mtge Assn #845070
     12-01-35             5.09     4,280,534(m)               4,275,907
Federal Natl Mtge Assn #878661
     02-01-36             5.50    15,995,209                 15,862,129
Federal Natl Mtge Assn #881629
     02-01-36             5.50    11,464,108                 11,368,726
Federal Natl Mtge Assn #883201
     07-01-36             6.50     3,974,610                  4,075,809
Federal Natl Mtge Assn #885871
     06-01-36             7.00     5,731,589                  5,917,555
Federal Natl Mtge Assn #886404
     08-01-36             6.50    11,370,924                 11,603,367

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #886461
     08-01-36             6.19%   $5,698,011(m)              $5,794,307
Federal Natl Mtge Assn #886464
     08-01-36             6.50     5,789,674                  5,908,026
Federal Natl Mtge Assn #887096
     07-01-36             5.81    12,941,136(m)              13,086,912
Federal Natl Mtge Assn #887589
     07-01-36             6.50     8,235,184                  8,444,730
Federal Natl Mtge Assn #900197
     10-01-36             5.98     9,573,459(m)               9,671,012
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-24 Cl PI
     12-25-12            20.00       607,658(l)                  12,787
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-71 Cl IM
     12-25-31            14.12     1,822,016(l)                 272,418
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2004-84 Cl GI
     12-25-22            12.17     1,701,454(l)                 219,207
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 367 Cl 2
     01-25-36             8.85    13,284,177(l)               2,843,644
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Series 2003-133 Cl GB
     12-25-26             8.00     1,589,147                  1,690,709
Govt Natl Mtge Assn
     12-01-36             6.50    25,000,000(e)              25,617,250
Govt Natl Mtge Assn #604708
     10-15-33             5.50     3,893,029                  3,903,922
Govt Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2002-70 Cl IC
     08-20-32            15.21     3,249,013(l)                 514,055
Govt Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2002-80 Cl CI
     01-20-32            20.00       690,016(l)                  59,200
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2005-16 Cl 3A1B
     01-19-36             5.66     5,907,335(m)               5,914,307
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-12 Cl 2A11
     12-19-36             5.44    18,000,000(e,m)            18,000,000

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

MORTGAGE-BACKED (CONT.)
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
     Series 2006-3 Cl B1
     06-19-36             6.46%   $2,994,268(m)              $3,064,963
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-5 Cl 2A1B
     07-19-46             5.55     3,703,343(m)               3,704,195
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-8 Cl 2A1B
     08-21-46             5.57    13,932,349(m)              13,932,349
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-9 Cl 2AB2
     11-19-36             5.60    18,190,995(m)              18,190,995
Harborview Nim
   Collateralized Mtge Obligation
   Series 2006-7A Cl N1
     09-19-36             6.41     1,077,905(d)               1,072,516
Harborview Nim
   Collateralized Mtge Obligation
   Series 2006-8A Cl N1
     07-21-36             6.41     1,104,555(d)               1,100,413
IndyMac Index Mtge Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR8 Cl AX1
     04-25-35             4.50    72,429,049(l)                 690,339
IndyMac Index Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2005-AR25 Cl 1A21
     12-25-35             5.88     5,332,594(m)               5,363,007
IndyMac Index Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-AR35 Cl 2A2
     01-25-37             5.42     1,000,000(m)              11,000,000
IndyMac Index Nim
   Collateralized Mtge Obligation
   Series 2006-AR6 Cl N1
     06-25-46             6.65     2,153,525(d,m)             2,148,141
Lehman XS Net Interest Margin Nts
   Collateralized Mtge Obligation
   Series 2006-2N Cl A1
     02-27-46             7.00       923,740(d)                 924,317
Lehman XS Net Interest Margin Nts
   Collateralized Mtge Obligation
   Series 2006-AR8 Cl A1
     10-28-46             6.25     1,303,335(d)               1,298,041
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-2 Cl 4A1
     02-25-19             5.00     3,456,909                  3,399,663
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-7 Cl 8A1
     08-25-19             5.00     2,377,672                  2,317,208



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
24  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

MORTGAGE-BACKED (CONT.)
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-8 Cl 7A1
     09-25-19             5.00%   $3,209,044                 $3,128,850
Rali NIM
   Collateralized Mtge Obligation
   Series 2006-QO4 Cl N1
     04-25-46             6.05     1,350,149(d)               1,345,930
Residential Accredit Loans
   Collateralized Mtge Obligation
   Series 2006-QS3 Cl 1A10
     03-25-36             6.00     4,486,847                  4,570,183
Sequoia Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-1 Cl A2
     02-25-36             6.12     5,712,827                  5,824,855
Structured Adjustable Rate Mtge Loan Trust
  Collateralized Mtge Obligation
   Series 2006-5 Cl 4A1
     06-25-36             5.97     7,984,208(m)               8,039,723
Structured Asset Securities
   Collateralized Mtge Obligation
   Series 2003-33H Cl 1A1
     10-25-33             5.50    11,369,586                 11,241,744
Washington Mutual Alternative Mtge Loan Trust
   Pass-Through Ctfs
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR1 Cl X2
     12-25-35             7.10    30,223,379(l)                 283,344
Washington Mutual
   Collateralized Mtge Obligation
   Series 2003-AR10 Cl A7
     10-25-33             4.06     4,425,000(m)               4,380,942
Washington Mutual
   Collateralized Mtge Obligation
   Series 2004-CB2 Cl 6A
     07-25-19             4.50     2,326,019                  2,217,440
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR14 Cl 2A1
     12-25-35             5.30     7,845,174(m)               7,826,151
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR17 Cl A1C1
     12-25-45             5.51     1,519,457(m)               1,519,876
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR8 Cl 2AB1
     07-25-45             5.57     4,825,967(m)               4,828,441
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-10 Cl A1
     10-25-35             5.00     9,385,080                  8,928,965
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-5 Cl 2A1
     05-25-35             5.50     7,568,979                  7,493,289

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

MORTGAGE-BACKED (CONT.)
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2006-AR6 Cl 5A1
     03-25-36             5.11%   $9,632,833(m)              $9,565,531
                                                          -------------
Total                                                     1,253,554,106
-----------------------------------------------------------------------

AEROSPACE & DEFENSE (0.1%)
DRS Technologies
     02-01-16             6.63       660,000                    664,950
L-3 Communications
     06-15-12             7.63       490,000                    508,375
L-3 Communications
   Sr Sub Nts
   Series B
     10-15-15             6.38       615,000                    610,388
                                                            -----------
Total                                                         1,783,713
-----------------------------------------------------------------------

BANKING (1.8%)
Bank of America
   Sub Nts
     10-15-36             6.00    13,590,000                 14,408,526
Manufactures & Traders Trust
   Sub Nts
     12-01-21             5.63     4,130,000(b,e)             4,089,939
Popular North America
   Sr Nts
     10-01-08             3.88    19,770,000                 19,282,609
Wells Fargo Bank
   Sub Nts
     08-26-36             5.95    10,595,000                 11,299,568
                                                            -----------
Total                                                        49,080,642
-----------------------------------------------------------------------

BROKERAGE (0.2%)
LaBranche & Co
   Sr Nts
     05-15-12            11.00       605,000                    653,400
Morgan Stanley
   Sr Unsecured
     10-18-16             5.75     5,100,000                  5,246,788
                                                            -----------
Total                                                         5,900,188
-----------------------------------------------------------------------

CHEMICALS (0.2%)
Potash - Saskatchewan
     12-01-36             5.88     5,745,000(c,e)             5,700,993
-----------------------------------------------------------------------

ELECTRIC (2.9%)
Aquila Canada Finance
     06-15-11             7.75       645,000(c)                 684,709
Arizona Public Service
     05-15-15             4.65     9,620,000                  9,011,400
Baltimore Gas & Electric
   Sr Unsecured
     10-01-36             6.35     2,410,000(d)               2,546,707
CMS Energy
   Sr Nts
     01-15-09             7.50       860,000                    887,950
Commonwealth Edison
   1st Mtge
     04-15-15             4.70     5,535,000                  5,237,483

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

ELECTRIC (CONT.)
Commonwealth Edison
   1st Mtge Series 104
     08-15-16             5.95%   $4,080,000                 $4,197,618
Consumers Energy
   1st Mtge
     02-15-12             5.00     3,260,000                  3,215,697
Consumers Energy
   1st Mtge Series H
     02-17-09             4.80     6,295,000                  6,244,495
Duke Energy Indiana
     10-15-35             6.12     7,675,000                  7,982,307
Edison Mission Energy
   Sr Unsecured
     06-15-13             7.50       470,000                    487,625
Exelon
     06-15-10             4.45     9,060,000                  8,828,907
Florida Power
   1st Mtge
     07-15-11             6.65     1,650,000                  1,748,175
Indiana Michigan Power
   Sr Nts
     03-15-37             6.05     4,565,000                  4,634,027
IPALCO Enterprises
   Secured
     11-14-08             8.38       265,000                    275,600
     11-14-11             8.63     1,765,000                  1,915,025
Midwest Generation LLC
   Series B
     01-02-16             8.56       107,689                    117,381
Northern States Power
   Sr Nts
     08-01-09             6.88     5,240,000                  5,460,279
NRG Energy
     02-01-14             7.25       575,000                    575,000
     01-15-17             7.38       195,000                    194,513
Ohio Edison
     06-15-09             5.65     4,960,000(d)               4,998,936
Ohio Edison
   Sr Nts
     05-01-15             5.45       785,000                    781,821
PacifiCorp
   1st Mtge
     06-15-35             5.25     5,370,000                  5,110,307
Sierra Pacific Power
   Series M
     05-15-16             6.00     2,275,000                  2,320,894
Xcel Energy
   Sr Nts
     07-01-08             3.40       330,000                    320,836
                                                            -----------
Total                                                        77,777,692
-----------------------------------------------------------------------

ENTERTAINMENT (0.1%)
United Artists Theatre Circuit
     07-01-15             9.30     2,497,893(j)               2,597,808
-----------------------------------------------------------------------

FOOD AND BEVERAGE (0.5%)
Cadbury Schweppes US Finance LLC
     10-01-08             3.88    12,285,000(d)              11,991,745



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
25  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

FOOD AND BEVERAGE (CONT.)
Cott Beverages USA
     12-15-11             8.00%   $2,005,000                 $2,045,100
                                                            -----------
Total                                                        14,036,845
-----------------------------------------------------------------------

GAMING (0.1%)
MGM MIRAGE
     10-01-09             6.00       355,000                    354,113
Mohegan Tribal Gaming Authority
     02-15-15             6.88     1,085,000                  1,076,862
Mohegan Tribal Gaming Authority
   Sr Nts
     02-15-13             6.13       290,000                    286,375
Mohegan Tribal Gaming Authority
   Sr Sub Nts
     04-01-12             8.00       380,000                    395,200
Pokagon Gaming Authority
   Sr Nts
     06-15-14            10.38       155,000(d)                 168,175
                                                            -----------
Total                                                         2,280,725
-----------------------------------------------------------------------

GAS PIPELINES (0.3%)
ANR Pipeline
     03-15-10             8.88       880,000                    924,988
Colorado Interstate Gas
   Sr Nts
     03-15-15             5.95       295,000                    289,687
     11-15-15             6.80       645,000                    668,548
Southern Natural Gas
     03-15-10             8.88       410,000                    430,960
Southern Star Central
   Sr Nts
     03-01-16             6.75     1,490,000                  1,490,000
Transcontinental Gas Pipe Line
   Series B
     08-15-11             7.00       910,000                    941,850
Transcontinental Gas Pipe Line
   Sr Unsecured
     04-15-16             6.40       546,000                    553,508
Williams Companies
   Sr Nts
     07-15-19             7.63     1,599,000                  1,694,940
                                                            -----------
Total                                                         6,994,481
-----------------------------------------------------------------------

HEALTH CARE (0.4%)
Cardinal Health
     06-15-15             4.00     7,850,000                  7,046,945
HCA
   Secured
     11-15-14             9.13       130,000(d)                 135,525
     11-15-16             9.25       570,000(d)                 594,225
Omnicare
   Sr Sub Nts
     12-15-13             6.75       850,000                    833,000
     12-15-15             6.88     1,040,000                  1,016,600
Triad Hospitals
   Sr Nts
     05-15-12             7.00       435,000                    439,350

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

HEALTH CARE (CONT.)
Triad Hospitals
   Sr Sub Nts
     11-15-13             7.00%     $550,000                   $551,375
                                                            -----------
Total                                                        10,617,020
-----------------------------------------------------------------------

HEALTH CARE INSURANCE (0.2%)
CIGNA
   Sr Nts Unsecured
     11-15-36             6.15     6,435,000                  6,610,869
-----------------------------------------------------------------------

INDEPENDENT ENERGY (0.7%)
Denbury Resources
   Sr Sub Nts
     12-15-15             7.50        80,000                     80,600
EnCana
   Sr Nts
     10-15-13             4.75     5,775,000(c)               5,552,143
Pioneer Natural Resources
     05-01-18             6.88     2,755,000                  2,730,122
Range Resources
     03-15-15             6.38       795,000                    771,150
XTO Energy
     01-31-15             5.00     5,190,000                  5,001,162
XTO Energy
   Sr Unsecured
     06-30-15             5.30     5,130,000                  5,039,825
                                                            -----------
Total                                                        19,175,002
-----------------------------------------------------------------------

LIFE INSURANCE (0.2%)
Lincoln Natl
   Sr Unsecured
     04-07-36             6.15     5,215,000                  5,578,193
-----------------------------------------------------------------------

MEDIA CABLE (--%)
Videotron Ltee
     01-15-14             6.88       855,000(c)                 852,863
-----------------------------------------------------------------------

MEDIA NON CABLE (0.3%)
Dex Media West LLC/Finance
   Sr Nts Series B
     08-15-10             8.50       335,000                    350,075
Gray Television
     12-15-11             9.25        25,000                     26,125
Idearc
   Sr Nts
     11-15-16             8.00       720,000(d)                 732,600
Lamar Media
     01-01-13             7.25       216,000                    217,080
News America
     12-15-35             6.40     4,140,000                  4,228,438
Radio One
   Series B
     07-01-11             8.88       535,000                    551,719
RH Donnelley
   Sr Disc Nts Series A-1
     01-15-13             6.88       595,000                    569,713
Sinclair Broadcast Group
     03-15-12             8.00       585,000                    602,550
Sun Media
     02-15-13             7.63       400,000(c)                 406,000
                                                            -----------
Total                                                         7,684,300
-----------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

METALS (0.2%)
Reliance Steel & Aluminum
     11-15-16             6.20%   $1,405,000(d)              $1,417,408
     11-15-36             6.85     3,050,000(d)               3,083,833
                                                            -----------
Total                                                         4,501,241
-----------------------------------------------------------------------

NON CAPTIVE CONSUMER (0.5%)
American Express Travel Related Services
   Sr Unsecured
     11-21-11             5.25    14,250,000(d)              14,359,298
-----------------------------------------------------------------------

OIL FIELD SERVICES (--%)
Pride Intl
   Sr Nts
     07-15-14             7.38     1,020,000                  1,058,250
-----------------------------------------------------------------------

OTHER INDUSTRY (--%)
ARAMARK Services
     12-01-06             7.10       500,000                    500,012
-----------------------------------------------------------------------

RETAILERS (0.6%)
Home Depot
   Sr Unsecured
     03-01-16             5.40     2,675,000                  2,667,069
May Department Stores
     07-15-09             4.80     9,636,000                  9,537,799
United Auto Group
     03-15-12             9.63       490,000                    516,338
United Auto Group
   Sr Sub Nts
     12-15-16             7.75       570,000(d,e)               570,000
Wal-Mart Stores
     09-01-35             5.25     1,530,000                  1,455,885
                                                            -----------
Total                                                        14,747,091
-----------------------------------------------------------------------

TECHNOLOGY (0.1%)
Freescale Semiconductor
   Sr Nts
     12-15-14             8.88       510,000(d,e)               510,638
NXP Funding LLC
   Secured
     10-15-13             8.12       855,000(b,c,d,)            867,825
                                                            -----------
Total                                                         1,378,463
-----------------------------------------------------------------------

WIRELESS (1.3%)
American Tower
   Sr Nts
     10-15-12             7.13       160,000                    163,600
Nextel Communications
   Series F
     03-15-14             5.95    35,630,000                 35,006,475
                                                            -----------
Total                                                        35,170,075
-----------------------------------------------------------------------

WIRELINES (3.3%)
Qwest
     03-15-12             8.88       695,000                    774,056
Qwest
   Sr Nts
     10-01-14             7.50     1,730,000(d)               1,833,800
Telecom Italia Capital
     10-01-15             5.25    19,250,000(c)              18,207,343
TELUS
     06-01-11             8.00    24,990,000(c)              27,611,051



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
26  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

WIRELINES (CONT.)
Valor Telecommunications Enterprises LLC/Finance
     02-15-15             7.75%     $160,000                   $170,800
Verizon New York
   Series A
     04-01-12             6.88     8,230,000                  8,648,076
Verizon Pennsylvania
   Series A
     11-15-11             5.65    27,038,000                 27,452,763
Windstream
   Sr Nts
     08-01-16             8.63     1,995,000(d)               2,172,056
                                                            -----------
Total                                                        86,869,945
-----------------------------------------------------------------------

TOTAL BONDS
(Cost: $2,680,414,257)                                   $2,697,360,964
-----------------------------------------------------------------------

SENIOR LOANS (0.7%)(p)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

HEALTH CARE (0.3%)
HCA
   Tranche B Term Loan
     11-14-13             8.09%   $7,960,000                 $8,010,546
-----------------------------------------------------------------------

MEDIA NON CABLE (0.1%)
VNU
   Tranche BTerm Loan
     08-09-13             8.13     3,760,000(c,e)             3,774,702
-----------------------------------------------------------------------

PAPER (0.2%)
Georgia Pacific
   2nd Lien Tranche C Term Loan
     12-23-13             8.39     4,380,000(e)               4,385,212
-----------------------------------------------------------------------

RETAILERS (0.1%)
Michaels Stores
   Tranche B Term Loan
     10-31-13             8.38     2,100,000                  2,104,473
-----------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $18,271,944)                                         $18,274,933
-----------------------------------------------------------------------

MONEY MARKET FUND (16.6%)(h)

                                         SHARES              VALUE(a)
RiverSource Short-Term Cash Fund      441,242,840(i)       $441,242,840
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $441,242,840)                                       $441,242,840
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,139,929,041)(q)                                $3,156,878,737
=======================================================================


NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2006.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2006.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Nov. 30, 2006, the value of foreign securities represented 2.5% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
     Nov. 30, 2006, the value of these securities amounted to $127,752,602 or 4.8% of net assets.

(e) At Nov. 30, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $426,377,892.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations.
     Unless otherwise noted, the coupon rates presented are fixed rates.

(g)  At Nov. 30, 2006, security was partially or fully on loan.

(h) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 3.4% of net assets. 13.2% of net assets is the Fund's cash equivalent position.

(i) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(j)  Identifies issues considered to be illiquid as to their marketability.
     These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Nov. 30, 2006, is as follows:


     SECURITY                                ACQUISITION DATE          COST
      ------------------------------------------------------------------------
     United Artists Theatre Circuit
       9.30% 2015                                12-08-95           $2,497,893


--------------------------------------------------------------------------------
27  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

RiverSource VP - Diversified Bond Fund

NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)

(k) Partially pledged as initial deposit on the following open interest rate futures contracts.

      TYPE OF SECURITY                                         NOTIONAL AMOUNT
      ------------------------------------------------------------------------
      PURCHASE CONTRACTS
      U.S. Long Bond, March 2007, 20-year                          $39,900,000
      U.S. Treasury Note, March 2007, 5-year                        89,000,000
      U.S. Treasury Note, March 2007, 10-year                        8,100,000

      SALE CONTRACTS
      U.S. Treasury Note, Dec. 2006, 2-year                         19,600,000
      U.S. Treasury Note, March 2007, 2-year                         2,800,000

(l) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Nov. 30, 2006.

(m) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2006.

(n) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC   --  Ambac Assurance Corporation
      MBIA    --  MBIA Insurance Corporation

(o) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(p) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(q) At Nov. 30, 2006, the cost of securities for federal income tax purposes was approximately $3,139,929,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $ 26,967,000

      Unrealized depreciation                                      (10,017,000)
      -------------------------------------------------------------------------
      Net unrealized appreciation                                 $ 16,950,000
      -------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------
28  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

INVESTMENTS IN SECURITIES

RiverSource VP - Diversified Equity Income Fund

NOV. 30, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (105.1%)

ISSUER                              SHARES                    VALUE(a)

AEROSPACE & DEFENSE (2.0%)
Goodrich                             295,725                $13,307,625
Honeywell Intl                       599,084                 25,748,630
United Technologies                  380,402                 24,547,341
                                                            -----------
Total                                                        63,603,596
-----------------------------------------------------------------------

AIRLINES (1.2%)
AMR                                  524,000(b)              16,747,041
Continental Airlines Cl B            181,446(b)               7,373,965
UAL                                   23,847(b)                 967,711
US Airways Group                     210,711(b,d)            11,959,956
                                                            -----------
Total                                                        37,048,673
-----------------------------------------------------------------------

AUTO COMPONENTS (0.1%)
Ballard Power Systems                407,328(b,c,d)           2,944,981
-----------------------------------------------------------------------

AUTOMOBILES (0.6%)
Ford Motor                         1,501,188                 12,204,659
General Motors                       195,802(d)               5,723,292
                                                            -----------
Total                                                        17,927,951
-----------------------------------------------------------------------

BEVERAGES (0.5%)
Coca-Cola                            347,412                 16,269,304
-----------------------------------------------------------------------

BUILDING PRODUCTS (--%)
Ameron Intl                            2,601                    195,621
-----------------------------------------------------------------------

CAPITAL MARKETS (1.7%)
Bank of New York                     624,766                 22,204,184
Merrill Lynch & Co                   241,310                 21,097,733
Morgan Stanley                       136,603                 10,403,684
                                                            -----------
Total                                                        53,705,601
-----------------------------------------------------------------------

CHEMICALS (2.6%)
Air Products & Chemicals             137,431                  9,501,979
Arkema ADR                             6,860(b,c)               341,454
Dow Chemical                         680,123                 27,211,721
EI du Pont de Nemours & Co           942,674                 44,239,692
                                                            -----------
Total                                                        81,294,846
-----------------------------------------------------------------------

COMMERCIAL BANKS (1.6%)
US Bancorp                           403,186                 13,563,177
Wachovia                             385,267                 20,877,618
Wells Fargo & Co                     409,398                 14,427,186
                                                            -----------
Total                                                        48,867,981
-----------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.7%)
Pitney Bowes                         136,707                  6,300,826
Waste Management                     393,552                 14,407,938
                                                            -----------
Total                                                        20,708,764
-----------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.1%)
Hewlett-Packard                      876,519                 34,587,440
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                              SHARES                    VALUE(a)

CONSTRUCTION & ENGINEERING (0.5%)
Fluor                                154,295                $13,436,009
Insituform Technologies Cl A         135,361(b)               3,481,485
                                                            -----------
Total                                                        16,917,494
-----------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.5%)
Hanson ADR                           229,279(c)              16,544,773
-----------------------------------------------------------------------

CONSUMER FINANCE (0.4%)
Capital One Financial                144,888                 11,283,877
-----------------------------------------------------------------------

CONTAINERS & PACKAGING (0.2%)
Packaging Corp of America            249,387                  5,623,677
-----------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (6.5%)
Bank of America                    2,043,454                110,039,998
Citigroup                          1,892,999                 93,873,820
                                                            -----------
Total                                                       203,913,818
-----------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (8.0%)
AT&T                               2,520,948                 85,485,348
BellSouth                          1,010,787                 45,070,992
BT Group                           4,083,545(c)              22,820,299
Embarq                               332,956                 17,130,586
Telefonos de Mexico ADR Series L   1,761,671(c)              45,979,613
Verizon Communications               939,702                 32,833,188
                                                            -----------
Total                                                       249,320,026
-----------------------------------------------------------------------

ELECTRIC UTILITIES (3.1%)
Edison Intl                          180,524                  8,300,494
Exelon                               258,151                 15,677,510
FirstEnergy                          274,059                 16,399,691
FPL Group                            589,596                 31,425,466
PPL                                  224,599                  8,164,174
Southern                             461,705                 16,736,806
                                                            -----------
Total                                                        96,704,141
-----------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.9%)
ABB ADR                              601,042(c)               9,784,963
Cooper Inds Cl A                      90,316                  8,258,495
Energy Conversion Devices             70,234(b)               2,681,534
FuelCell Energy                      208,478(b,d)             1,359,277
Hubbell Cl B                          78,289                  4,106,258
Plug Power                           352,645(b)               1,431,739
                                                            -----------
Total                                                        27,622,266
-----------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (4.9%)
Baker Hughes                         535,676                 39,334,689
GlobalSantaFe                        435,634                 26,138,040
Halliburton                        1,283,394                 43,301,713
Schlumberger                         558,344                 38,235,397
Tidewater                            137,885                  7,629,177
                                                            -----------
Total                                                       154,639,016
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.5%)
Wal-Mart Stores                      319,904                 14,747,574
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                              SHARES                    VALUE(a)

HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Boston Scientific                    432,805(b)              $6,846,975
-----------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.4%)
Caremark Rx                          168,375                  7,964,138
CIGNA                                 91,448                 11,527,019
Health Net                           178,999(b)               8,259,014
Humana                               127,385(b)               6,891,529
Tenet Healthcare                   1,084,140(b)               7,686,553
                                                            -----------
Total                                                        42,328,253
-----------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.1%)
Royal Caribbean Cruises              507,271                 21,533,654
Starwood Hotels & Resorts Worldwide  138,157                  8,865,535
Wyndham Worldwide                    172,050(b)               5,460,867
                                                            -----------
Total                                                        35,860,056
-----------------------------------------------------------------------

HOUSEHOLD DURABLES (0.8%)
Whirlpool                            284,911                 24,302,908
-----------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (5.5%)
3M                                   330,481                 26,920,982
General Electric                   1,431,885                 50,516,903
McDermott Intl                     1,490,934(b)              77,647,842
Textron                              164,799                 16,059,663
                                                            -----------
Total                                                       171,145,390
-----------------------------------------------------------------------

INSURANCE (17.9%)
ACE                                1,119,996(c)              63,660,573
Allstate                             613,584                 38,950,312
American Intl Group                  492,610                 34,640,335
Aon                                  730,251                 26,055,356
Axis Capital Holdings                512,345(c)              17,537,569
Endurance Specialty Holdings         555,543(c)              20,849,529
Everest Re Group                      80,897(c)               7,961,074
Hartford Financial Services Group     83,265                  7,140,806
Lincoln Natl                         464,016                 29,506,777
Loews                              1,164,367                 46,481,531
Marsh & McLennan Companies         1,291,515                 40,579,401
Montpelier Re Holdings               842,839(c)              16,047,655
PartnerRe                            151,052(c)              10,531,345
RenaissanceRe Holdings               331,956(c)              19,545,569
Safeco                               294,502                 17,837,986
St. Paul Travelers Companies       1,460,835                 75,685,862
Torchmark                            242,033                 15,301,326
UnumProvident                        353,361                  7,236,833
XL Capital Cl A                      942,821(c)              67,053,431
                                                            -----------
Total                                                       562,603,270
-----------------------------------------------------------------------



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
29  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

RiverSource VP - Diversified Equity Income Fund

COMMON STOCKS (CONTINUED)

ISSUER                              SHARES                    VALUE(a)

IT SERVICES (1.3%)
Computer Sciences                    275,485(b)             $14,380,317
Electronic Data Systems              942,812                 25,587,918
                                                            -----------
Total                                                        39,968,235
-----------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.5%)
Eastman Kodak                        641,448(d)              16,690,477
-----------------------------------------------------------------------

MACHINERY (5.9%)
Caterpillar                        1,030,931                 63,948,650
Deere & Co                           426,142                 40,909,632
Eaton                                242,784                 18,713,791
Illinois Tool Works                  596,051                 28,133,607
Ingersoll-Rand Cl A                  450,277(c)              17,565,306
Parker Hannifin                      176,230                 14,711,680
                                                            -----------
Total                                                       183,982,666
-----------------------------------------------------------------------

MEDIA (1.4%)
CBS Cl B                             438,309                 13,039,693
Comcast Cl A                         165,278(b)               6,687,148
Gannett                              189,836                 11,299,039
Idearc                                88,749(b)               2,443,855
Time Warner                          539,479                 10,865,107
                                                            -----------
Total                                                        44,334,842
-----------------------------------------------------------------------

METALS & MINING (0.4%)
Alcoa                                450,529                 14,042,989
-----------------------------------------------------------------------

MULTILINE RETAIL (0.4%)
Federated Department Stores         328,292                 13,817,810
-----------------------------------------------------------------------

MULTI-UTILITIES (1.5%)
Dominion Resources                   191,248                 15,441,364
Duke Energy                          524,672                 16,642,595
NiSource                             556,982                 13,735,176
                                                            -----------
Total                                                        45,819,135
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (10.9%)
Anadarko Petroleum                   146,622                  7,237,262
Apache                               171,362                 11,983,345
BP ADR                               271,584(c)              18,489,439
Chevron                              797,570                 57,680,248

COMMON STOCKS (CONTINUED)

ISSUER                              SHARES                    VALUE(a)

OIL, GAS & CONSUMABLE FUELS (CONT.)
ConocoPhillips                       652,908                $43,940,708
Devon Energy                          76,435                  5,608,036
EnCana                               173,218(c)               9,043,712
Exxon Mobil                          960,038                 73,740,519
Marathon Oil                         528,854                 49,913,241
Petroleo Brasileiro ADR              246,269(c)              23,186,226
Pioneer Natural Resources            261,849                 11,403,524
Repsol YPF ADR                       389,797(c)              14,052,182
Total ADR                            267,492(c)              19,114,978
                                                            -----------
Total                                                       345,393,420
-----------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.2%)
Intl Paper                           755,772                 25,016,053
Weyerhaeuser                         176,757                 11,432,643
                                                            -----------
Total                                                        36,448,696
-----------------------------------------------------------------------

PHARMACEUTICALS (7.0%)
Abbott Laboratories                  359,643                 16,780,942
Bristol-Myers Squibb                 536,578                 13,323,232
Eli Lilly & Co                       281,152                 15,066,936
Merck & Co                         1,002,551                 44,623,546
Pfizer                             3,505,803                 96,374,525
Wyeth                                686,358                 33,137,364
                                                            -----------
Total                                                       219,306,545
-----------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
Realogy                              215,631(b)               5,625,813
-----------------------------------------------------------------------

ROAD & RAIL (1.2%)
Burlington Northern Santa Fe         281,064                 21,124,770
Union Pacific                        187,237                 16,948,693
                                                            -----------
Total                                                        38,073,463
-----------------------------------------------------------------------

SOFTWARE (1.3%)
Microsoft                          1,379,665                 40,465,574
-----------------------------------------------------------------------

SPECIALTY RETAIL (0.8%)
Home Depot                           678,867                 25,776,580
-----------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.8%)
Fannie Mae                           961,780                 54,850,313
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                              SHARES                    VALUE(a)

TOBACCO (3.9%)
Altria Group                         848,541                $71,455,638
Loews-Carolina Group                 786,912(g)              49,079,701
                                                            -----------
Total                                                       120,535,339
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.9%)
Sprint Nextel                      1,389,519                 27,109,516
-----------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $2,789,169,005)                                   $3,289,799,685
-----------------------------------------------------------------------

PREFERRED STOCKS (0.2%)

ISSUER                              SHARES                    VALUE(a)

Schering-Plough
   6.00% Cv                           90,800                 $4,910,010
-----------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $4,618,602)                                           $4,910,010
-----------------------------------------------------------------------

BONDS (0.6%)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT
Qwest Communications Intl
   Sr Unsecured
     11-15-25             3.50%  $11,672,000                $17,477,653
-----------------------------------------------------------------------

TOTAL BONDS
(Cost: $11,672,000)                                         $17,477,653
-----------------------------------------------------------------------

MONEY MARKET FUND (1.8%)(e)

                                    SHARES                    VALUE(a)
RiverSource Short-Term
Cash Fund                         57,763,013(f)             $57,763,013
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $57,763,013)                                         $57,763,013
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,863,222,620)(h)                                $3,369,950,361
=======================================================================



NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2006.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2006, the value of foreign securities represented 13.5% of net assets.

(d)  At Nov. 30, 2006, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in a money market fund and represents 0.6% of net assets. 1.2% of net assets is the Fund's cash equivalent position.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(g) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

--------------------------------------------------------------------------------
30  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource VP - Diversified Equity Income Fund

NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)

(h) At Nov. 30, 2006, the cost of securities for federal income tax purposes was approximately $2,863,223,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $ 534,416,000

      Unrealized depreciation                                       (27,689,000)
      -------------------------------------------------------------------------
      Net unrealized appreciation                                 $ 506,727,000
      -------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------
31  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

INVESTMENTS IN SECURITIES

RiverSource VP - Emerging Markets Fund

NOV. 30, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (106.0%)(c)

ISSUER                              SHARES                    VALUE(a)

ARGENTINA (1.5%)
DIVERSIFIED TELECOMMUNICATION SERVICES (--%)
Telecom Argentina ADR                     14(b)                    $242
-----------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.5%)
IRSA Inversiones y
  Representaciones GDR               419,902(b)               6,865,397
-----------------------------------------------------------------------

BERMUDA (1.8%)
MEDIA (1.0%)
Central European Media
  Enterprises Series A                59,890(b)               4,400,717
-----------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.8%)
Hongkong Land Holdings               943,000                  3,602,260
-----------------------------------------------------------------------

BRAZIL (14.9%)
BEVERAGES (1.1%)
AmBev ADR                            104,789                  4,831,821
-----------------------------------------------------------------------

ELECTRIC UTILITIES (1.6%)
Cia Energetica de Minas Gerais ADR   106,865                  4,854,877
Terna Participacoes Unit             231,172(b)               2,574,513
                                                            -----------
Total                                                         7,429,390
-----------------------------------------------------------------------

HOUSEHOLD DURABLES (1.6%)
Cyrela Brazil Realty                 232,500                  4,480,245
Gafisa                               206,500(b)               3,005,892
                                                            -----------
Total                                                         7,486,137
-----------------------------------------------------------------------
INTERNET & CATALOG RETAIL (1.6%)
Submarino                            250,800                  7,452,144
-----------------------------------------------------------------------

METALS & MINING (3.8%)
Companhia Vale do Rio Doce ADR       627,303                 17,413,930
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.4%)
Petroleo Brasileiro ADR               66,727                  6,282,347
-----------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.8%)
Aracruz Celulose ADR                 131,509                  8,003,638
-----------------------------------------------------------------------

ROAD & RAIL (0.6%)
Localiza Rent A Car                  104,247                  2,673,136
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.4%)
Tim Participacoes                230,074,000                  1,201,403
Tim Participacoes ADR                155,477                  5,292,437
                                                            -----------
Total                                                         6,493,840
-----------------------------------------------------------------------

CANADA (1.1%)
METALS & MINING
Aur Resources                        137,800                  2,940,265
Corriente Resources                  407,000(b)               1,965,098
                                                            -----------
Total                                                         4,905,363
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                              SHARES                    VALUE(a)

CHILE (2.0%)
COMMERCIAL BANKS (1.2%)
Banco Santander
  Chile ADR                          108,915                 $5,287,823
-----------------------------------------------------------------------

METALS & MINING (0.8%)
Antofagasta                          397,400                  3,748,231
-----------------------------------------------------------------------

CHINA (4.7%)
COMMERCIAL BANKS (3.1%)
China Merchants Bank
  Series H                        1,866,662(b)                3,585,304
Industrial & Commercial Bank
  of China Series H               20,988,971(b)              10,631,563
                                                            -----------
Total                                                        14,216,867
-----------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.8%)
Chian Telecom Series H             8,230,000                  3,787,848
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.8%)
China Shenhua Energy Series H      1,803,000                  3,486,208
-----------------------------------------------------------------------

COLOMBIA (1.0%)
COMMERCIAL BANKS
BanColombia ADR                      151,153                  4,545,171
-----------------------------------------------------------------------

HONG KONG (7.6%)
COMMERCIAL BANKS (1.1%)
Bank of East Asia                    949,400                  5,120,247
-----------------------------------------------------------------------

DISTRIBUTORS (0.4%)
Huabao Intl Holdings               3,705,000(b)               1,971,961
-----------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.0%)
Lee & Man Paper Mfg                1,800,000                  4,558,778
-----------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.0%)
China Overseas Land & Investment   3,976,000                  4,349,964
-----------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.7%)
Prime Success Intl Group           3,683,066                  3,068,275
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (3.4%)
China Mobile                       1,846,500                 15,525,185
-----------------------------------------------------------------------

HUNGARY (1.2%)
OIL, GAS & CONSUMABLE FUELS
MOL Magyar Olaj-es Gazipari           47,062                  5,296,601
-----------------------------------------------------------------------

INDIA (2.5%)
ELECTRICAL EQUIPMENT (0.6%)
Suzlon Energy                         78,080                  2,534,240
-----------------------------------------------------------------------

FOOD PRODUCTS (0.4%)
Bajaj Hindusthan                     361,463                  2,001,259
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                              SHARES                    VALUE(a)

INDIA (CONT.)
IT SERVICES (1.5%)
Satyam Computer Services             662,301                 $6,803,651
-----------------------------------------------------------------------

INDONESIA (1.7%)
AUTOMOBILES (0.9%)
PT Astra Intl                      2,322,500                  4,044,091
-----------------------------------------------------------------------

MARINE (0.8%)
Berlian Laju Tanker               18,541,000(b)               3,553,993
-----------------------------------------------------------------------

LUXEMBOURG (2.2%)
ENERGY EQUIPMENT & SERVICES (1.2%)
Tenaris ADR                          115,641                  5,436,283
-----------------------------------------------------------------------

METALS & MINING (1.0%)
Ternium ADR                          196,138(b)               4,670,046
-----------------------------------------------------------------------

MALAYSIA (0.6%)
WIRELESS TELECOMMUNICATION SERVICES
Maxis Communications                 979,800                  2,682,528
-----------------------------------------------------------------------

MEXICO (9.5%)
COMMERCIAL BANKS (1.6%)
Grupo Financiero
  Banorte Series O                 1,976,000                  7,372,839
-----------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.6%)
CEMEX ADR                            218,068(b)               7,095,933
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.0%)
Wal-Mart de Mexico
  Series V                         1,251,400                  4,684,032
-----------------------------------------------------------------------

HOUSEHOLD DURABLES (1.0%)
Corporacion GEO
  Series B                         1,036,000(b)               4,477,848
-----------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.3%)
Grupo Famsa                          404,100(b)               1,472,496
-----------------------------------------------------------------------

MEDIA (1.3%)
Grupo Televisa ADR                   221,353                  5,817,157
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.7%)
America Movil
  ADR Series L                       280,240                 12,462,273
-----------------------------------------------------------------------

NETHERLANDS (0.6%)
BEVERAGES
Efes Breweries Intl GDR               88,368(b,d,e)           2,544,998
-----------------------------------------------------------------------

PERU (1.5%)
METALS & MINING
Hochschild Mining                    914,240(b)               6,830,104
-----------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
32  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

RiverSource VP - Emerging Markets Fund

COMMON STOCKS (CONTINUED)

ISSUER                              SHARES                    VALUE(a)

PHILIPPINE ISLANDS (0.7%)
REAL ESTATE MANAGEMENT & DEVELOPMENT
Ayala Land                        10,831,940                 $3,172,352
-----------------------------------------------------------------------

POLAND (0.6%)
DIVERSIFIED TELECOMMUNICATION SERVICES
Telekomunikacja Polska               327,229                  2,543,625
-----------------------------------------------------------------------

RUSSIA (14.7%)
COMMERCIAL BANKS (1.7%)
Sberbank                               3,049                  7,607,255
-----------------------------------------------------------------------

ELECTRIC UTILITIES (0.3%)
Sayano-Shushenskaya
  Hydro-Power Station              1,323,634                  1,410,610
-----------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.3%)
TMK OAO GDR                          210,666(b,d,e)           6,067,181
TMK OAO Series S                           3(b)                      22
                                                            -----------
Total                                                         6,067,203
-----------------------------------------------------------------------

MEDIA (0.9%)
CTC Media                            186,942(b)               4,224,889
-----------------------------------------------------------------------

METALS & MINING (1.1%)
MMC Norilsk Nickel ADR                31,286                  4,849,330
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (6.9%)
Gazprom ADR                          569,873                 26,613,068
LUKOIL ADR                            57,723                  5,137,347
                                                            -----------
Total                                                        31,750,415
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.5%)
Mobile Telesystems ADR               124,509                  5,988,883
Vimpel-Communications ADR             71,966(b)               5,475,893
                                                            -----------
Total                                                        11,464,776
-----------------------------------------------------------------------

SINGAPORE (1.6%)
INDUSTRIAL CONGLOMERATES
Keppel                               632,000                  7,145,419
-----------------------------------------------------------------------

SOUTH AFRICA (7.6%)
FOOD & STAPLES RETAILING (1.1%)
Massmart Holdings                    536,577                  4,908,301
-----------------------------------------------------------------------

MEDIA (2.0%)
Naspers Series N                     451,530                  9,210,778
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                              SHARES                    VALUE(a)

SOUTH AFRICA (CONT.)
METALS & MINING (3.0%)
Anglo Platinum                        30,582                 $3,537,534
Impala Platinum Holdings             392,916                  9,936,539
                                                            -----------
Total                                                        13,474,073
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.5%)
Sasol                                199,534                  7,011,513
-----------------------------------------------------------------------

SOUTH KOREA (13.8%)
COMMERCIAL BANKS (4.3%)
Kookmin Bank                         125,317                  9,767,413
Shinhan Financial Group              100,270                  4,884,506
Woori Finance Holdings               210,020                  4,725,393
                                                            -----------
Total                                                        19,377,312
-----------------------------------------------------------------------

MACHINERY (1.8%)
Doosan Infracore                     221,810                  4,775,756
Hyundai Heavy Inds                    24,461                  3,554,995
                                                            -----------
Total                                                         8,330,751
-----------------------------------------------------------------------

MULTILINE RETAIL (1.1%)
Hyundai Department Store              55,128                  4,925,852
-----------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS (0.9%)
SK                                    54,048                  3,979,851
-----------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.7%)
Hynix Semiconductor                  137,023(b)               5,207,140
Samsung Electronics                   30,289                 20,803,512
                                                            -----------
Total                                                        26,010,652
-----------------------------------------------------------------------

TAIWAN (9.8%)
COMMUNICATIONS EQUIPMENT (0.8%)
Compal Communications              1,017,000                  3,612,510
-----------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (3.2%)
Delta Electronics                  1,685,000                  5,173,405
Hon Hai Precision Industry         1,011,728                  7,359,443
Tripod Technology                    582,000                  2,013,405
                                                            -----------
Total                                                        14,546,253
-----------------------------------------------------------------------

HOUSEHOLD DURABLES (0.5%)
Chong Hong Construction              846,223                  2,344,593
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                              SHARES                    VALUE(a)

TAIWAN (CONT.)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.3%)
MediaTek                             196,900                 $2,013,093
Powertech Technology                 775,000                  2,585,328
Taiwan Semiconductor Mfg           7,926,227                 16,036,073
Vanguard Intl Semiconductor        4,687,000                  3,365,954
                                                            -----------
Total                                                        24,000,448
-----------------------------------------------------------------------

THAILAND (1.9%)
COMMERCIAL BANKS (1.3%)
Kasikornbank                       3,107,200                  6,191,884
-----------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.6%)
Bumrungrad Hospital                2,560,300                  2,604,542
-----------------------------------------------------------------------

TURKEY (0.9%)
COMMERCIAL BANKS
Turkiye Garanti Bankasi            1,188,328                  3,946,356
-----------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $415,985,101)                                       $481,998,835
-----------------------------------------------------------------------

PREFERRED STOCKS (3.0%)(c)

ISSUER                              SHARES                    VALUE(a)

BRAZIL (1.6%)
Eletropaulo Metropolitana de Sao
Paulo Series B                   163,542,000(b)              $7,330,672
-----------------------------------------------------------------------

RUSSIA (1.4%)
Transneft                              2,564(e)               6,179,240
-----------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $11,034,746)                                         $13,509,912
-----------------------------------------------------------------------

MONEY MARKET FUND (4.0%)

                                    SHARES                    VALUE(a)

RiverSource Short-Term
   Cash Fund                      18,181,745(f)             $18,181,745
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $18,181,745)                                         $18,181,745
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $445,201,592)(g)                                    $513,690,492
=======================================================================


NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2006.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
     Nov. 30, 2006, the value of these securities amounted to $8,612,179 or 1.9% of net assets.


--------------------------------------------------------------------------------
33  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource VP - Emerging Markets Fund

NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)

(e)   Identifies issues considered to be illiquid as to their marketability.
      These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Nov. 30, 2006, is as follows:


      SECURITY                         ACQUISITION DATES               COST
      ------------------------------------------------------------------------
      Efes Breweries Intl GDR*      10-15-04 thru 11-09-06          $2,552,311
      TMK OAO GDR*                         10-31-06                  4,550,386
      Transneft                      09-29-05 thru 3-10-06           4,636,289

      *Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(g) At Nov. 30, 2006, the cost of securities for federal income tax purposes was approximately $445,202,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $ 71,384,000

      Unrealized depreciation                                       (2,896,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                 $ 68,488,000
      ------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------
34  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

INVESTMENTS IN SECURITIES

RiverSource VP - Fundamental Value Fund

NOV. 30, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (96.8%)

ISSUER                              SHARES                    VALUE(a)

AIR FREIGHT & LOGISTICS (0.5%)
United Parcel Service Cl B            22,950                 $1,788,264
-----------------------------------------------------------------------

AUTOMOBILES (2.2%)
Harley-Davidson                      106,020                  7,821,095
-----------------------------------------------------------------------

BEVERAGES (2.1%)
Diageo ADR                            59,030(c)               4,562,429
Heineken Holding                      66,566(c)               2,739,131
                                                            -----------
Total                                                         7,301,560
-----------------------------------------------------------------------

CAPITAL MARKETS (0.9%)
Morgan Stanley                        33,000                  2,513,280
State Street                          10,230                    635,590
                                                            -----------
Total                                                         3,148,870
-----------------------------------------------------------------------

COMMERCIAL BANKS (8.5%)
Commerce Bancorp                      61,850                  2,149,906
HSBC Holdings ADR                    110,159(c)              10,244,788
Wachovia                             157,228                  8,520,185
Wells Fargo & Co                     263,410                  9,282,568
                                                            -----------
Total                                                        30,197,447
-----------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.2%)
Nokia ADR                             42,110(c)                 851,464
-----------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.4%)
Dell                                  91,580(b)               2,494,639
Hewlett-Packard                       58,870                  2,323,010
                                                            -----------
Total                                                         4,817,649
-----------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.5%)
Martin Marietta Materials             28,560                  2,836,293
Vulcan Materials                      29,180                  2,588,850
                                                            -----------
Total                                                         5,425,143
-----------------------------------------------------------------------

CONSUMER FINANCE (4.7%)
American Express                     282,280                 16,575,482
-----------------------------------------------------------------------

CONTAINERS & PACKAGING (2.0%)
Sealed Air                           119,180                  7,092,402
-----------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (1.4%)
Apollo Group Cl A                     23,600(b)                 915,444
H&R Block                            164,780                  3,954,720
                                                            -----------
Total                                                         4,870,164
-----------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (7.6%)
Citigroup                            151,060                  7,491,065
JPMorgan Chase & Co                  319,880                 14,804,047
Moody's                               70,230                  4,879,580
                                                            -----------
Total                                                        27,174,692
-----------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.8%)
Transocean                            37,520(b)               2,924,684
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                              SHARES                    VALUE(a)

FOOD & STAPLES RETAILING (5.7%)
Costco Wholesale                     258,160                $13,491,442
Wal-Mart Stores                      145,730                  6,718,153
                                                            -----------
Total                                                        20,209,595
-----------------------------------------------------------------------

FOOD PRODUCTS (0.6%)
Hershey                               41,560                  2,201,433
-----------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.4%)
Cardinal Health                       49,220                  3,180,596
Caremark Rx                           84,140                  3,979,822
Express Scripts                       19,500(b)               1,329,900
UnitedHealth Group                    72,100                  3,538,668
                                                            -----------
Total                                                        12,028,986
-----------------------------------------------------------------------

HOUSEHOLD DURABLES (0.2%)
Hunter Douglas                        10,770(c)                 813,036
-----------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.1%)
Procter & Gamble                      63,280                  3,973,351
-----------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (4.4%)
Tyco Intl                            516,940(c)              15,658,113
-----------------------------------------------------------------------

INSURANCE (14.3%)
American Intl Group                  234,670                 16,501,994
Aon                                   64,290                  2,293,867
Berkshire Hathaway Cl B                3,438(b)              12,222,090
Chubb                                 17,710                    916,670
Loews                                186,970                  7,463,842
Markel                                   650(b)                 291,038
Principal Financial Group             20,930                  1,208,708
Progressive                          327,140                  7,377,007
Sun Life Financial                    12,230(c)                 523,199
Transatlantic Holdings                42,040                  2,601,435
                                                            -----------
Total                                                        51,399,850
-----------------------------------------------------------------------

INTERNET & CATALOG RETAIL (1.4%)
Amazon.com                            62,300(b)               2,513,182
Expedia                               22,570(b)                 410,097
IAC/InterActiveCorp                   22,390(b)                 817,011
Liberty Media - Interactive Cl A      53,150(b,d)             1,209,694
                                                            -----------
Total                                                         4,949,984
-----------------------------------------------------------------------

IT SERVICES (1.4%)
Iron Mountain                        113,040(b)               4,872,024
-----------------------------------------------------------------------

MARINE (0.3%)
Kuehne & Nagel Intl                   16,800(c)               1,215,522
-----------------------------------------------------------------------

MEDIA (7.2%)
Comcast Special Cl A                 301,258(b)              12,134,672
Gannett                               15,260                    908,275
Lagardere                             40,850(c)               2,991,826
Liberty Media - Capital Series A      10,750(b,d)               945,140

COMMON STOCKS (CONTINUED)

ISSUER                              SHARES                    VALUE(a)

MEDIA (CONT.)
News Corp Cl A                       297,200                 $6,122,320
NTL                                   69,190                  1,666,787
WPP Group ADR                         13,690(c)                 906,415
                                                            -----------
Total                                                        25,675,435
-----------------------------------------------------------------------

METALS & MINING (0.5%)

BHP Billiton                          42,770(c)                 811,428
Rio Tinto                             15,190(c)                 810,795
                                                            -----------
Total                                                         1,622,223
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (11.4%)
Canadian Natural Resources            27,500(c)               1,492,425
ConocoPhillips                       229,640                 15,454,772
Devon Energy                         114,430                  8,395,729
EOG Resources                        101,780                  7,178,543
Occidental Petroleum                 159,320                  8,020,169
                                                            -----------
Total                                                        40,541,638
-----------------------------------------------------------------------

PERSONAL PRODUCTS (0.4%)
Avon Products                         42,300                  1,380,672
-----------------------------------------------------------------------

SOFTWARE (2.3%)
Microsoft                            277,850                  8,149,341
-----------------------------------------------------------------------

SPECIALTY RETAIL (1.3%)
Bed Bath & Beyond                     50,400(b)               1,953,000
CarMax                                20,300(b)                 936,642
Lowe's Companies                      59,300                  1,788,488
                                                            -----------
Total                                                         4,678,130
-----------------------------------------------------------------------

TOBACCO (4.7%)
Altria Group                         198,550                 16,719,896
-----------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.7%)
China Merchants Holdings Intl        527,186(c)               1,758,778
COSCO Pacific                        372,760(c)                 822,349
                                                            -----------
Total                                                         2,581,127
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.7%)
SK Telecom ADR                        73,770(c)               1,912,856
Sprint Nextel                        219,020                  4,273,080
                                                            -----------
Total                                                         6,185,936
-----------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $321,747,775)                                       $344,845,208
-----------------------------------------------------------------------

MONEY MARKET FUND (5.5%)

                                      SHARES                  VALUE(a)
RiverSource Short-Term
  Cash Fund                       19,472,306(e)             $19,472,306
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $19,472,306)                                         $19,472,306
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $341,220,081)(f)                                    $364,317,514
=======================================================================



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
35  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006


RiverSource VP - Fundamental Value Fund

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2006.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2006, the value of foreign securities represented 13.5% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(f) At Nov. 30, 2006, the cost of securities for federal income tax purposes was approximately $341,220,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $24,993,000

      Unrealized depreciation                                       (1,895,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                  $23,098,000
      ------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.



--------------------------------------------------------------------------------
36  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

INVESTMENTS IN SECURITIES

RiverSource VP - Global Bond Fund

NOV. 30, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (95.6%)(c)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

AUSTRALIA (1.4%)
Commonwealth Bank of Australia
   (European Monetary Unit)
     Sr Unsub
     11-12-09             3.38%      685,000                   $894,235
New South Wales Treasury
   (Australian Dollar)
     03-01-08             8.00     8,330,000                  6,704,524
Queensland Treasury
   (Australian Dollar)
     05-14-10             5.50     3,670,000                  2,844,025
Telstra
     04-01-12             6.38       700,000                    731,140
                                                            -----------
Total                                                        11,173,924
-----------------------------------------------------------------------

AUSTRIA (1.0%)
Republic of Austria
   (European Monetary Unit)
     01-15-10             5.50     5,740,000                  8,011,502
-----------------------------------------------------------------------

BELGIUM (2.0%)
Kingdom of Belgium
   (European Monetary Unit)
     03-28-10             3.00    11,865,000                 15,408,634
-----------------------------------------------------------------------

BRAZIL (0.2%)
Federative Republic of Brazil
     01-15-18             8.00     1,655,000                  1,846,153
-----------------------------------------------------------------------

CANADA (2.9%)
Aquila Canada Finance
     06-15-11             7.75        75,000                     79,617
Canadian Pacific Railway
   (Canadian Dollar)
     06-15-10             4.90       395,000(d)                 354,012
EnCana
   Sr Nts
     10-15-13             4.75     1,020,000                    980,638
Potash - Saskatchewan
     12-01-36             5.88       775,000(b)                 769,064
Province of British Columbia
   (Canadian Dollar)
     08-23-10             6.38     7,265,000                  6,895,384
Province of Ontario
   (Canadian Dollar)
     03-08-14             5.00     8,775,000                  8,136,636
Sun Media
     02-15-13             7.63       200,000                    203,000
TELUS
     06-01-11             8.00     4,340,000                  4,795,197
Videotron Ltee
     01-15-14             6.88       315,000                    314,213
                                                            -----------
Total                                                        22,527,761
-----------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

CZECHOSLOVAKIA FEDERATED REPUBLIC (0.2%)
Republic of Czechoslovakia
   (Czech Crown)
     06-16-13             3.70%   38,900,000                 $1,861,685
-----------------------------------------------------------------------

DENMARK (0.4%)
Realkredit Danmark
   (Danish Krone) Series 10D
     01-01-08             4.00    18,970,000                  3,370,256
-----------------------------------------------------------------------

FRANCE (6.3%)
Dexia Municipal Agency
   (European Monetary Unit)
     09-03-07             4.25       800,000                  1,063,048
Govt of France
   (European Monetary Unit)
     04-25-12             5.00    11,660,000                 16,459,698
     04-25-13             4.00    12,155,000                 16,416,178
     10-25-16             5.00    10,100,000                 14,776,684
                                                            -----------
Total                                                        48,715,608
-----------------------------------------------------------------------

GERMANY (9.2%)
Allgemeine Hypothekenbank Rheinboden
   (European Monetary Unit) Series 501
     09-02-09             5.00     2,590,000(d)               3,531,530
Bayerische Landesbank
   (Japanese Yen) Sr Nts
     04-22-13             1.40   399,000,000                  3,443,497
Bundesrepublik Deutschland
   (European Monetary Unit)
     07-04-13             3.75    15,510,000                 20,659,965
     07-04-27             6.50     9,980,000                 18,117,902
     07-04-28             4.75     2,345,000                  3,508,964
     07-04-34             4.75     6,870,000                 10,472,337
DEPFA Deutsche Pfandbriefbank
   (European Monetary Unit) Series G6
     01-15-10             5.50     2,390,000                  3,323,961
Deutsche Bank
   (European Monetary Unit)
   Sr Unsub
     07-28-09             4.25       660,000                    884,762
Landesbank Berlin Girozentrale
   (European Monetary Unit)
     04-30-07             5.00     2,520,000                  3,351,882
Rheinische Hypothekenbank
   (European Monetary Unit) Series 803
     07-05-10             5.75     2,450,000(d)               3,455,684
                                                            -----------
Total                                                        70,750,484
-----------------------------------------------------------------------

GREECE (1.7%)
Hellenic Republic
   (European Monetary Unit)
     04-19-07             4.65     3,415,000                  4,536,710
     10-22-22             5.90     5,270,000                  8,449,488
                                                            -----------
Total                                                        12,986,198
-----------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

IRELAND (2.4%)
Irish Govt
   (European Monetary Unit)
     10-18-07             4.25%   13,820,000                $18,382,275
-----------------------------------------------------------------------

ITALY (3.9%)
Buoni Poliennali Del Tesoro
   (European Monetary Unit)
     11-01-07             6.00    14,240,000                 19,240,414
     11-01-26             7.25     4,310,191                  8,144,711
Telecom Italia Capital
     10-01-15             5.25     3,245,000                  3,069,238
                                                            -----------
Total                                                        30,454,363
-----------------------------------------------------------------------

JAPAN (9.9%)
Development Bank of Japan
     (Japanese Yen)
     06-20-12             1.40   785,000,000                  6,822,989
Govt of Japan
   (Japanese Yen)
     12-21-09             1.70 3,069,000,000                 27,100,483
     09-20-10             0.80 1,321,800,000                 11,306,484
     12-20-12             1.00 1,861,500,000                 15,794,781
     12-20-14             1.30   583,000,000                  4,950,805
     12-20-34             2.40    90,000,000                    787,916
Govt of Japan
   (Japanese Yen) Series 239
     06-20-12             1.40 1,031,600,000                  8,984,377
                                                            -----------
Total                                                        75,747,835
-----------------------------------------------------------------------

MALAYSIA (0.3%)
Petronas Capital
     05-22-12             7.00     1,895,000(d)               2,064,676
     05-22-12             7.00       315,000                    342,398
                                                            -----------
Total                                                         2,407,074
-----------------------------------------------------------------------

MEXICO (0.7%)
Mexican Fixed Rate
   (Mexican Peso)
     12-24-09             9.00    21,150,000                  2,013,222
     12-20-12             9.00    34,180,000                  3,308,927
United Mexican States
     09-27-34             6.75       315,000                    344,138
                                                            -----------
Total                                                         5,666,287
-----------------------------------------------------------------------

NETHERLANDS (3.0%)
Bank Nederlandse Gemeenten
   (British Pound) Sr Unsub
     08-06-07             7.38     1,520,000                  3,024,347
Govt of Netherlands
   (European Monetary Unit)
     01-15-08             2.50    11,485,000                 15,017,860
     07-15-12             5.00     3,570,000                  5,046,971
                                                            -----------
Total                                                        23,089,178
-----------------------------------------------------------------------



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
37  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

RiverSource VP - Global Bond Fund

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

NEW ZEALAND (0.9%)
Govt of New Zealand
   (New Zealand Dollar)
     07-15-09             7.00%   10,480,000                 $7,255,780
-----------------------------------------------------------------------

NORWAY (1.2%)
Govt of Norway
   (Norwegian Krone)
     05-16-11             6.00    53,300,000                  9,301,027
-----------------------------------------------------------------------

POLAND (1.4%)
Republic of Poland
   (Polish Zloty)
     03-24-10             5.75    30,340,000                 10,812,138
-----------------------------------------------------------------------

SOUTH AFRICA (0.3%)
Republic of South Africa
   (South African Rand)
     08-31-10            13.00    13,390,000                  2,148,289
-----------------------------------------------------------------------

SOUTH KOREA (0.1%)
Korea Development Bank
   (Japanese Yen) Series 21RG
     06-25-08             0.98    65,000,000                    561,070
-----------------------------------------------------------------------

SPAIN (3.2%)
Caja de Ahorros y Monte de Piedad de Madrid
   (European Monetary Unit)
     03-25-11             3.50     3,400,000                  4,443,872
Govt of Spain
   (European Monetary Unit)
     07-30-09             5.15    14,460,000                 19,872,616
                                                            -----------
Total                                                        24,316,488
-----------------------------------------------------------------------

SUPRA-NATIONAL (0.9%)
European Investment Bank
   (British Pound)
     12-07-11             5.50     3,410,000                  6,828,802
-----------------------------------------------------------------------

SWEDEN (0.5%)
Govt of Sweden
   (Swedish Krona)
     03-15-11             5.25    25,140,000                  3,911,352
-----------------------------------------------------------------------

UNITED KINGDOM (4.5%)
BT Group
     12-15-10             8.38       715,000                    805,859
HBOS Treasury Services
   (European Monetary Unit)
     02-12-09             3.50     2,100,000                  2,765,918
United Kingdom Treasury
   (British Pound)
     03-07-12             5.00     8,293,000                 16,502,131
     09-07-14             5.00     7,370,000                 14,862,523
                                                            -----------
Total                                                        34,936,431
-----------------------------------------------------------------------

UNITED STATES (37.0%)
American Express Travel Related Services
   Sr Unsecured
     11-21-11             5.25     2,100,000(d)               2,116,107

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

UNITED STATES (CONT.)
American Tower
   Sr Nts
     10-15-12             7.13%      $45,000                    $46,013
ANR Pipeline
     03-15-10             8.88        75,000                     78,834
Baltimore Gas & Electric
   Sr Unsecured
     10-01-36             6.35       695,000(d)                 734,424
Banc of America Commercial Mtge
   Series 2005-1 Cl A4
     11-10-42             4.89       650,000(f)                 651,879
Banc of America Commercial Mtge
   Series 2005-4 Cl ASB
     07-10-45             4.87       975,000(f)                 965,213
Banc of America Commercial Mtge
   Series 2006-2 Cl AAB
     05-10-45             5.72     1,175,000(f)               1,222,583
Banc of America Commercial Mtge
   Series 2006-4 Cl AAB
     07-10-46             5.60     1,300,000(f)               1,337,595
Banc of America Large Loan
   Series 2006-LAQ Cl E
     02-09-21             5.70       675,000(d,f,h)             676,573
Banc of America Large Loan
   Series 2006-LAQ Cl F
     02-09-21             5.76       750,000(d,f,h)             751,746
Banc of America Large Loan
   Series 2006-LAQ Cl G
     02-09-21             5.85       525,000(d,f,h)             526,065
Bank of America
   Sub Nts
     10-15-36             6.00     2,250,000                  2,385,518
Bayerische Landesbank
   Sub Nts
     12-01-08             5.88       800,000                    811,822
Bear Stearns Commercial Mtge Securities
   Series 2003-T10 Cl A1
     03-13-40             4.00       313,294(f)                 304,716
Bear Stearns Commercial Mtge Securities
   Series 2005-PW10 Cl A4
     12-11-40             5.41       600,000(f)                 611,786
Bear Stearns Commercial Mtge Securities
   Series 2005-T20 Cl E
     10-12-42             5.16       500,000(f)                 493,635
Cadbury Schweppes US Finance LLC
     10-01-08             3.88     2,445,000(d)               2,386,635
California State Teachers' Retirement System Trust
   Series 2002-C6 Cl A3
     11-20-14             4.46     1,846,836(d,f)             1,823,489
Capital Auto Receivables Asset Trust
   Series 2004-1 Cl CTFS
     09-15-10             2.84       700,000                    688,882
Cardinal Health
     06-15-15             4.00     1,110,000(k)                 996,447
CDC Commercial Mtge Trust
   Series 2002-FX1 Cl A2
     11-15-30             5.68     2,275,000(f)               2,335,892

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

UNITED STATES (CONT.)
CIGNA
     11-15-36             6.15%   $1,000,000                 $1,027,330
Citigroup Commercial Mtge Trust
   Series 2005-C3 Cl A1
     05-15-43             4.39       822,751(f)                 811,762
Citigroup Commercial Mtge Trust
   Series 2005-EMG Cl A1
     09-20-51             4.15       955,037(d,f)               940,209
Citigroup
   (European Monetary Unit) Sr Nts
     05-21-10             3.88     3,685,000                  4,878,832
Citigroup/Deutsche Bank Commercial Mtge Trust
   Series 2005-CD1 Cl ASB
     07-15-44             5.40     1,075,000(f)               1,087,855
CMS Energy
   Sr Nts
     01-15-09             7.50       150,000                    154,875
Colorado Interstate Gas
   Sr Nts
     03-15-15             5.95        35,000                     34,370
     11-15-15             6.80       200,000                    207,302
Comcast Cable Communications Holdings
     03-15-13             8.38        48,000                     55,236
Commercial Mtge Pass-Through Ctfs
   Series 2006-CN2A Cl BFL
     02-05-19             5.63       450,000(d,f,h)             452,365
Cott Beverages USA
     12-15-11             8.00       435,000                    443,700
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-64CB Cl 1A1
     12-25-35             5.50     2,169,165(f)               2,187,343
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-6CB Cl 1A1
     04-25-35             7.50       933,509(f)                 975,100
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-22R Cl 1A2
     05-25-36             6.00     2,300,000(f)               2,329,549
Credit Suisse Mtge Capital Ctfs
   Series 2006-C2 Cl A3
     03-15-39             5.85     1,125,000(f)               1,172,615
CS First Boston Mtge Securities
   Series 2003-CPN1 Cl A2
     03-15-35             4.60       825,000(f)                 805,235
CS First Boston Mtge Securities
   Series 2005-C4 Cl A1
     08-15-38             4.77     1,836,371(f)               1,825,007
DaimlerChrysler NA Holding
   (European Monetary Unit)
     01-16-07             5.63       855,000                  1,134,513
Denbury Resources
   Sr Sub Nts
     12-15-15             7.50        25,000                     25,188
Dex Media West LLC/Finance
   Sr Nts Series B
     08-15-10             8.50        55,000                     57,475

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
38  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

RiverSource VP - Global Bond Fund

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

UNITED STATES (CONT.)
Drive Auto Receivables Trust
   Series 2006-2 Cl A2 (MBIA)
     07-15-11             5.30%   $1,650,000(d,i)            $1,655,414
DRS Technologies
     02-01-16             6.63       305,000                    307,287
Dunkin Securitization
   Series 2006-1 Cl A2 (AMBAC)
     06-20-31             5.78     2,125,000(d,i)             2,170,244
Edison Mission Energy
   Sr Unsecured
     06-15-13             7.50       145,000                    150,438
Exelon
     06-15-10             4.45     1,525,000                  1,486,102
Federal Home Loan Mtge Corp
     07-12-10             4.13     7,775,000                  7,626,513
Federal Home Loan Mtge Corp #A11799
     08-01-33             6.50       117,898(f)                 120,613
Federal Home Loan Mtge Corp #A15881
     11-01-33             5.00       826,091(f)                 809,685
Federal Home Loan Mtge Corp #E01377
     05-01-18             4.50       592,538(f)                 577,533
Federal Home Loan Mtge Corp #E91326
     09-01-17             6.50       177,408(f)                 181,513
Federal Home Loan Mtge Corp #E99967
     10-01-18             5.00       612,281(f)                 607,803
Federal Home Loan Mtge Corp #G01535
     04-01-33             6.00       893,179(f)                 908,643
Federal Home Loan Mtge Corp
   (European Monetary Unit)
     02-15-07             4.63     4,285,000                  5,684,905
Federal Natl Mtge Assn
     11-15-07             3.25     2,500,000                  2,458,375
Federal Natl Mtge Assn #254632
     02-01-18             5.50     1,657,616(f)               1,670,367
Federal Natl Mtge Assn #254686
     04-01-18             5.50     1,857,648(f)               1,871,341
Federal Natl Mtge Assn #254722
     05-01-18             5.50       966,665(f)                 973,790
Federal Natl Mtge Assn #255377
     08-01-34             7.00       643,984(f)                 662,557
Federal Natl Mtge Assn #357705
     02-01-35             5.50     7,746,353(f)               7,731,029
Federal Natl Mtge Assn #360800
     01-01-09             5.74       621,341(f)                 625,947
Federal Natl Mtge Assn #440730
     12-01-28             6.00       726,538(f)                 739,990
Federal Natl Mtge Assn #555417
     05-01-33             6.00     1,226,351(f)               1,244,018
Federal Natl Mtge Assn #555528
     04-01-33             6.00     2,099,251(f)               2,128,826
Federal Natl Mtge Assn #555531
     06-01-33             5.50     2,773,071(f)               2,769,010
Federal Natl Mtge Assn #555734
     07-01-23             5.00       578,001(f)                 570,071
Federal Natl Mtge Assn #555740
     08-01-18             4.50       311,113(f)                 303,603

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

UNITED STATES (CONT.)
Federal Natl Mtge Assn #555851
     01-01-33             6.50%   $4,786,091(f)              $4,912,671
Federal Natl Mtge Assn #575487
     04-01-17             6.50       385,962(f)                 396,553
Federal Natl Mtge Assn #621581
     12-01-31             6.50       352,911(f)                 364,068
Federal Natl Mtge Assn #631315
     02-01-17             5.50       204,847(f)                 206,545
Federal Natl Mtge Assn #639965
     08-01-17             6.00       710,276(f)                 723,928
Federal Natl Mtge Assn #640996
     05-01-32             7.50       257,051(f)                 267,670
Federal Natl Mtge Assn #646147
     06-01-32             7.00       199,307(f)                 206,512
Federal Natl Mtge Assn #652284
     08-01-32             6.50       226,020(f)                 231,718
Federal Natl Mtge Assn #653145
     07-01-17             6.00       135,485(f)                 138,166
Federal Natl Mtge Assn #654121
     09-01-17             6.00       494,027(f)                 503,485
Federal Natl Mtge Assn #655589
     08-01-32             6.50       928,572(f)                 956,527
Federal Natl Mtge Assn #666424
     08-01-32             6.50       189,802(f)                 194,588
Federal Natl Mtge Assn #670461
     11-01-32             7.50       171,446(f)                 178,529
Federal Natl Mtge Assn #684595
     03-01-33             6.00       821,175(f)                 832,744
Federal Natl Mtge Assn #687583
     04-01-33             6.00     2,265,172(f)               2,298,966
Federal Natl Mtge Assn #688034
     03-01-33             5.50       286,671(f)                 286,763
Federal Natl Mtge Assn #688691
     03-01-33             5.50       464,940(f)                 464,259
Federal Natl Mtge Assn #720786
     09-01-33             5.50     1,015,149(f)               1,013,663
Federal Natl Mtge Assn #725162
     02-01-34             6.00     2,172,352(f)               2,200,718
Federal Natl Mtge Assn #725232
     03-01-34             5.00       886,750(f)                 868,439
Federal Natl Mtge Assn #735029
     09-01-13             5.28       678,583(f)                 684,745
Federal Natl Mtge Assn #735883
     03-01-33             6.00     6,011,798(f)               6,126,728
Federal Natl Mtge Assn #739474
     10-01-33             5.50       613,262(f)                 613,009
Federal Natl Mtge Assn #741850
     09-01-33             5.50     1,654,642(f)               1,652,219
Federal Natl Mtge Assn #745257
     01-01-36             6.00     2,291,207(f)               2,316,601
Federal Natl Mtge Assn #748110
     10-01-33             6.50     1,726,306(f)               1,766,174
Federal Natl Mtge Assn #753507
     12-01-18             5.00     1,981,710(f)               1,968,303
Federal Natl Mtge Assn #755498
     11-01-18             5.50     1,333,529(f)               1,343,898
Federal Natl Mtge Assn #756236
     01-01-34             6.00     7,433,906(f)               7,549,428

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

UNITED STATES (CONT.)
Federal Natl Mtge Assn #756799
     11-01-33             6.50%     $582,621(f)                $597,108
Federal Natl Mtge Assn #756844
     02-01-19             5.00       471,498(f)                 467,774
Federal Natl Mtge Assn #757299
     09-01-19             4.50     3,066,378(f)               2,988,301
Federal Natl Mtge Assn #759336
     01-01-34             6.00     4,532,808(f)               4,602,196
Federal Natl Mtge Assn #783646
     06-01-34             5.50       743,985(f)                 742,514
Federal Natl Mtge Assn #791393
     10-01-19             5.50     2,285,130(f)               2,300,317
Federal Natl Mtge Assn #794298
     09-01-19             5.50     2,125,876(f)               2,140,005
Federal Natl Mtge Assn #886292
     07-01-36             7.00     5,160,177(f)               5,314,821
Fereral Natl Mtge Assn #765946
     02-01-34             5.50     8,758,796(f)               8,745,968
Franklin Auto Trust
   Series 2004-1 Cl A3 (MBIA)
     03-15-12             4.15       800,000(i)                 791,890
Freescale Semiconductor
   Sr Nts
     12-15-14             8.88       145,000(b,d)               145,181
GE Capital Commercial Mtge
   Series 2005-C1 Cl A5
     06-10-48             4.77       500,000(f)                 489,124
General Electric Capital Assurance
   Series 2003-1 Cl A3
     05-12-35             4.77     1,775,000(d,f)             1,758,613
General Electric Capital
   (European Monetary Unit) Sr Unsub
     06-20-07             5.13       740,000                    986,094
General Electric Capital
   (New Zealand Dollar)
     02-04-10             6.63     4,365,000                  2,927,220
Genworth Financial
   (Japanese Yen)
     06-20-11             1.60   140,000,000                  1,204,445
Govt Natl Mtge Assn #604708
     10-15-33             5.50       697,259(f)                 699,210
Govt Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2002-80 Cl CI
     01-20-32             6.00       492,869(f,e)                42,286
Greenwich Capital Commercial Funding
   Series 2004-GG1 Cl A5
     06-10-36             4.88       500,000(f)                 497,608
Greenwich Capital Commercial Funding
   Series 2006-GG7 Cl AAB
     07-10-38             5.91       400,000(f)                 420,990
GS Mtge Securities II
   Series 2004-GG2 Cl A4
     08-10-38             4.96       900,000(f)                 897,805
GS Mtge Securities II
   Series 2006-GG6 Cl A4
     04-10-38             5.55     4,000,000(f)               4,121,131



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
39  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

RiverSource VP - Global Bond Fund

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

UNITED STATES (CONT.)
HCA
   Secured
     11-15-14             9.13%      $40,000(d)                 $41,700
HCA
   Secured
     11-15-16             9.25       165,000(d)                 172,013
Hertz Vehicle Financing LLC
   Series 2004-1A Cl A3 (MBIA)
     05-25-09             2.85       600,000(d,i)               583,973
Idearc
   Sr Nts
     11-15-16             8.00       205,000(d)                 208,588
IPALCO Enterprises
   Secured
     11-14-08             8.38       140,000                    145,600
JPMorgan Chase Commercial Mtge Securities
   Series 2002-CIB5 Cl A1
     10-12-37             4.37     1,041,093(f)               1,026,551
JPMorgan Chase Commercial Mtge Securities
   Series 2003-CB6 Cl A2
     07-12-37             5.26     1,075,000(f)               1,087,225
JPMorgan Chase Commercial Mtge Securities
   Series 2003-LN1 Cl A1
     10-15-37             4.13       301,368(f)                 293,496
JPMorgan Chase Commercial Mtge Securities
   Series 2003-ML1A Cl A1
     03-12-39             3.97       389,834(f)                 380,222
JPMorgan Chase Commercial Mtge Securities
   Series 2003-ML1A Cl A2
     03-12-39             4.77     1,625,000(f)               1,600,078
JPMorgan Chase Commercial Mtge Securities
   Series 2005-LDP5 Cl A1
     12-15-44             5.04     1,193,906(f)               1,192,529
JPMorgan Chase Commercial Mtge Securities
   Series 2006-CB16 Cl A4
     05-12-45             5.55     3,675,000(f)               3,787,663
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP6 Cl A4
     04-15-43             5.48     1,100,000(f)               1,126,971
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP6 Cl ASB
     04-15-43             5.49     1,375,000(f)               1,404,474
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP8 Cl A4
     05-15-45             5.40     1,300,000(f)               1,324,804
L-3 Communications
     06-15-12             7.63        80,000                     83,000
     07-15-13             6.13        75,000                     74,250
L-3 Communications
   Sr Sub Nts
   Series B
     10-15-15             6.38       195,000                    193,538
LaBranche & Co
   Sr Nts
     05-15-12            11.00       195,000                    210,600
Lamar Media
     01-01-13             7.25       114,000                    114,570

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

UNITED STATES (CONT.)
LB-UBS Commercial Mtge Trust
   Series 2004-C2 Cl A3
     03-15-29             3.97%     $650,000(f)                $619,275
LB-UBS Commercial Mtge Trust
   Series 2004-C6 Cl A1
     08-15-29             3.88     1,054,532(f)               1,033,570
LB-UBS Commercial Mtge Trust
   Series 2004-C8 Cl A2
     12-15-29             4.20     1,000,000(f)                 978,240
LB-UBS Commercial Mtge Trust
   Series 2005-C5 Cl AAB
     09-15-30             4.93     1,800,000(f)               1,786,086
LB-UBS Commercial Mtge Trust
   Series 2006-C4 Cl AAB
     06-15-32             6.07       925,000(f)                 971,854
LB-UBS Commercial Mtge Trust
   Series 2006-C7 Cl A3
     11-15-38             5.35     1,250,000(b,f)             1,269,799
Lincoln Natl
   Sr Unsecured
     04-07-36             6.15     1,160,000                  1,240,787
MGM MIRAGE
     10-01-09             6.00        25,000                     24,938
Midwest Generation LLC
   Series B
     01-02-16             8.56        34,227                     37,307
Mohegan Tribal Gaming Authority
     02-15-15             6.88       375,000                    372,187
Mohegan Tribal Gaming Authority
   Sr Nts
     02-15-13             6.13        30,000                     29,625
Mohegan Tribal Gaming Authority
   Sr Sub Nts
     04-01-12             8.00        50,000                     52,000
Morgan Stanley Capital I
   Series 2003-T11 Cl A2
     06-13-41             4.34       825,000(f)                 810,392
Morgan Stanley Capital I
   Series 2004-HQ4 Cl A5
     04-14-40             4.59       690,000(f)                 675,282
Morgan Stanley Capital I
   Series 2005-T19 Cl AAB
     06-12-47             4.85     1,900,000(f)               1,881,119
Morgan Stanley Capital I
   Series 2006-T23 Cl AAB
     08-12-41             5.80       775,000(f)                 810,745
Morgan Stanley Capital I
   Series 2006-XLF Cl A2
     07-15-19             5.45     1,500,000(d,f,h)           1,500,568
Morgan Stanley Dean Witter Capital I
   Series 2002-TOP7 Cl A2
     01-15-39             5.98     2,425,000(f)               2,528,903
Morgan Stanley
   Sr Unsecured
     10-18-16             5.75       510,000                    524,679

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

UNITED STATES (CONT.)
Natl Collegiate Student Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-3 Cl AIO
     01-25-12             7.10%   $3,400,000(e)              $1,019,116
News America
     12-15-35             6.40       580,000                    592,389
Nextel Communications
   Series F
     03-15-14             5.95     2,185,000                  2,146,762
Nomura Asset Securities
   Series 1998-D6 Cl A3
     03-15-30             7.24     3,725,000(f)               4,161,278
NRG Energy
     02-01-14             7.25       180,000                    180,000
Omnicare
   Sr Sub Nts
     12-15-13             6.75       345,000                    338,100
     12-15-15             6.88       160,000                    156,400
Pioneer Natural Resources
     05-01-18             6.88       550,000                    545,034
Pokagon Gaming Authority
   Sr Nts
     06-15-14            10.38        50,000(d)                  54,250
Popular ABS Mtge Pass-Through Trust
   Series 2005-A Cl AF2
     06-25-35             4.49       560,000                    553,723
Pride Intl
   Sr Nts
     07-15-14             7.38       255,000                    264,563
Prudential Commercial Mtge Trust
   Series 2003-PWR1 Cl A1
     02-11-36             3.67       765,490(f)                 739,735
Qwest
     03-15-12             8.88       265,000                    295,144
Qwest
   Sr Nts
     10-01-14             7.50       220,000(d)                 233,200
Range Resources
     03-15-15             6.38       195,000                    189,150
Renaissance Home Equity Loan Trust
   Series 2005-4 Cl A3
     02-25-36             5.57       855,000                    854,000
RH Donnelley
   Sr Disc Nts Series A-1
     01-15-13             6.88       170,000                    162,775
Sinclair Broadcast Group
     03-15-12             8.00       175,000                    180,250
Southern Natural Gas
     03-15-10             8.88       100,000                    105,112
Southern Star Central
   Sr Nts
     03-01-16             6.75       300,000                    300,000
Toyota Motor Credit
   (Japanese Yen) Sr Unsub
     06-09-08             0.75   452,000,000                  3,904,328



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
40  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

RiverSource VP - Global Bond Fund

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

UNITED STATES (CONT.)
Transcontinental Gas Pipe Line
   Series B
     08-15-11             7.00%      $85,000                    $87,975
Transcontinental Gas Pipe Line
   Sr Unsecured
     04-15-16             6.40       171,000                    173,351
Triad Hospitals
   Sr Nts
     05-15-12             7.00       125,000                    126,250
Triad Hospitals
   Sr Sub Nts
     11-15-13             7.00       160,000                    160,400
U.S. Treasury
     11-30-07             4.25     2,975,000                  2,956,870
     02-15-08             3.38     1,055,000(k)               1,037,856
     05-31-08             4.88     1,140,000                  1,142,939
     11-15-09             4.63     3,195,000                  3,205,234
     10-31-11             4.63     4,400,000                  4,433,343
     08-15-16             4.88     4,930,000                  5,085,024
     11-15-16             4.63     9,925,000(l)              10,055,266
     08-15-23             6.25     4,990,000                  5,899,897
     02-15-26             6.00       345,000(k)                 402,626
U.S. Treasury Inflation-Indexed Bond
     01-15-07             3.38     6,788,558(j)               6,738,661
United Auto Group
     03-15-12             9.63       155,000                    163,331
United Auto Group
   Sr Sub Nts
     12-15-16             7.75       165,000(b,d)               165,000
Valor Telecommunications Enterprises LLC/Finance
     02-15-15             7.75        50,000                     53,375
Verizon New York
   Series A
     04-01-12             6.88     2,130,000                  2,238,202
Verizon Pennsylvania
   Series A
     11-15-11             5.65     3,780,000                  3,837,984
Wachovia Bank Commercial Mtge Trust
   Series 2003-C4 Cl A2
     04-15-35             4.57     2,525,000(f)               2,480,405

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

UNITED STATES (CONT.)
Wachovia Bank Commercial Mtge Trust
   Series 2003-C7 Cl A2
     10-15-35             5.08%   $1,064,000(d,f)            $1,063,435
Wachovia Bank Commercial Mtge Trust
   Series 2003-C8 Cl A2
     11-15-35             3.89       750,000(f)                 732,544
Wachovia Bank Commercial Mtge Trust
   Series 2005-C18 Cl A4
     04-15-42             4.94       925,000(f)                 913,114
Wachovia Bank Commercial Mtge Trust
   Series 2005-C20 Cl A5
     07-15-42             5.09       925,000(f)                 926,299
Wachovia Bank Commercial Mtge Trust
   Series 2006-C24 Cl APB
     03-15-45             5.58     1,000,000(f)               1,027,270
Wachovia Bank Commercial Mtge Trust
   Series 2006-C27 Cl A3
     07-15-45             5.77       700,000(f)                 733,016
Wachovia Bank Commercial Mtge Trust
   Series 2006-C27 Cl APB
     07-15-45             5.73     1,200,000(f)               1,244,289
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR17 Cl A1C1
     12-25-45             5.51       473,940(f,g)               474,071
Wells Fargo Bank
   Sub Nts
     08-26-36             5.95     2,100,000                  2,239,650
Williams Companies
   Sr Nts
     07-15-19             7.63       754,000                    799,240
Windstream
   Sr Nts
     08-01-16             8.63       600,000(d)                 653,250
XTO Energy
     01-31-15             5.00     1,620,000                  1,561,056
                                                            -----------
Total                                                       284,721,283
-----------------------------------------------------------------------

TOTAL BONDS
(Cost: $708,746,173)                                       $737,191,877
-----------------------------------------------------------------------

SENIOR LOANS (0.4%)(c,n)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

NETHERLANDS (0.1%)
VNU
   Tranche B Term Loan
     08-09-13             7.64%     $375,000(b)                $376,466
-----------------------------------------------------------------------

UNITED STATES (0.3%)
Georgia Pacific
   2nd Lien Tranche C Term Loan
     12-23-13             8.39       565,000(b)                 565,672
HCA
   Tranche B Term Loan
     11-14-13             8.09     1,365,000                  1,373,668
Michaels Stores
   Tranche B Term Loan
     10-31-13             8.38       420,000                    420,895
                                                            -----------
Total                                                         2,360,235
-----------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $2,733,463)                                           $2,736,701
-----------------------------------------------------------------------

MONEY MARKET FUND (4.2%)(m)

                                     SHARES                   VALUE(a)
RiverSource Short-Term
  Cash Fund                       32,236,690(o)             $32,236,690
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $32,236,690)                                         $32,236,690
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $743,716,326)(p)                                    $772,165,268
=======================================================================


NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2006.

(b) At Nov. 30, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $3,283,726.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2006, the value of these securities amounted to $30,218,944 or 3.9% of net assets.

(e) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Nov. 30, 2006.

--------------------------------------------------------------------------------
41  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

RiverSource VP - Global Bond Fund

NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation.
      Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2006.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2006.

(i) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC   --  Ambac Assurance Corporation
      MBIA    --  MBIA Insurance Corporation

(j) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(k) Partially pledged as initial deposit on the following open interest rate futures contracts:


      TYPE OF SECURITY                                         NOTIONAL AMOUNT
      ------------------------------------------------------------------------
      PURCHASE CONTRACTS
      Euro-Bund, Dec. 2006, 10-year                                $10,400,000
      Japanese Yen, Dec. 2006, 10-year                                 400,000
      U.S. Long Bond, March 2007, 20-year                            5,500,000
      U.S. Treasury Note, March 2007, 2-year                        28,400,000

      SALE CONTRACTS
      U.S. Treasury Note, Dec. 2006, 10-year                        32,200,000
      U.S. Treasury Note, March 2007, 5-year                         1,000,000

(l)   At Nov. 30, 2006, security was partially or fully on loan.

(m) Cash collateral received from security lending activity is invested in a money market fund and represents 1.1% of net assets. 3.1% of net assets is the Fund's cash equivalent position.

(n) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(o) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(p) At Nov. 30, 2006, the cost of securities for federal income tax purposes was approximately $743,716,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $33,696,000

      Unrealized depreciation                                       (5,247,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                  $28,449,000
      ------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.


--------------------------------------------------------------------------------
42  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

INVESTMENTS IN SECURITIES

RiverSource VP - Global Inflation Protected Securities Fund

NOV. 30, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


BONDS (97.0%)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

CANADA (3.1%)
Govt of Canada
   (Canadian Dollar)
     12-01-26             4.25%   12,876,332(b,c)           $16,292,022
-----------------------------------------------------------------------

FRANCE (10.1%)
Govt of France
   (European Monetary Unit)
     07-25-12             3.00    23,012,266(b,c)            32,937,245
     07-25-20             2.25    14,686,256(b,c)            21,085,886
                                                            -----------
Total                                                        54,023,131
-----------------------------------------------------------------------

GERMANY (2.0%)
Deutsche Bundesrepublik
   (European Monetary Unit)
     04-15-16             1.50     8,207,826(b,c)            10,675,300
-----------------------------------------------------------------------

ITALY (7.1%)
Buoni Poliennali Del Tesoro
   (European Monetary Unit)
     09-15-10             0.95    16,832,695(b,c)            21,770,160
     09-15-35             2.35    11,023,273(b,c)            16,242,839
                                                            -----------
Total                                                        38,012,999
-----------------------------------------------------------------------

JAPAN
Govt of Japan
   (Japanese Yen)
     03-20-07             0.50 2,041,000,000(c)              17,640,401
-----------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

SWEDEN (2.0%)
Govt of Sweden
   (Swedish Krone)
     12-01-28             3.50%   48,550,000(c,d)           $10,907,408
-----------------------------------------------------------------------

UNITED KINGDOM (17.4%)
United Kingdom Gilt Inflation Linked
   (British Pound)
     07-26-16             2.50     4,190,000(c,d)            21,677,169
     04-16-20             2.50     7,630,000(c,d)            40,882,881
     07-22-30             4.13     6,290,000(c,d)            29,843,329
                                                            -----------
Total                                                        92,403,379
-----------------------------------------------------------------------

UNITED STATES
Federal Home Loan Bank
     02-08-08             4.63     1,000,000                    996,297
Federal Home Loan Mtge Corp
     10-15-08             5.13     1,100,000                  1,106,461
     07-15-09             4.25     1,000,000                    988,548
     07-12-10             4.13     1,000,000                    980,902
Federal Natl Mtge Assn
     05-15-07             3.88     1,000,000                    994,030
     08-15-08             3.25     1,000,000                    974,140
     10-15-08             4.50     4,000,000                  3,978,376
Tennessee Valley Authority
     01-15-07             3.38     6,404,300(b)               6,387,074

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                 VALUE(a)
                          RATE       AMOUNT

UNITED STATES (CONT.)
U.S. Treasury Inflation-Indexed Bond
   01-15-07               3.38%  $46,373,536(b)             $46,032,690
   07-15-12               3.00    25,332,774(b)              26,412,120
   01-15-14               2.00    27,402,086(b)              27,058,331
   07-15-14               2.00    22,215,435(b)              21,941,004
   01-15-15               1.63    21,399,075(b)              20,527,288
   01-15-16               2.00    36,414,557(b)              35,914,985
   07-15-16               2.50    11,118,776(b)              11,451,816
   01-15-25               2.38    19,190,217(b)              19,840,556
   04-15-28               3.63    30,043,552(b)              37,910,719
   04-15-29               3.88    10,147,097(b)              13,362,559
                                                            -----------
Total                                                       276,857,896
-----------------------------------------------------------------------

TOTAL BONDS
(Cost: $496,336,355)                                       $516,812,536
-----------------------------------------------------------------------

MONEY MARKET FUND (6.9%)

                                    SHARES                    VALUE(a)
RiverSource Short-Term
  Cash Fund                       36,762,011(e)             $36,762,011
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $36,762,011)                                         $36,762,011
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $533,098,366)(f)                                    $553,574,547
=======================================================================


NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2006.

(b) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) These inflation-indexed bonds are securities in which the principal amount disclosed represents the original face.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(f) At Nov. 30, 2006, the cost of securities for federal income tax purposes was approximately $533,098,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $20,753,000

      Unrealized depreciation                                         (276,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                  $20,477,000
      ------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.



--------------------------------------------------------------------------------
43  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

INVESTMENTS IN SECURITIES

RiverSource VP - Growth Fund

NOV. 30, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (97.4%)

ISSUER                              SHARES                    VALUE(a)

AEROSPACE & DEFENSE (1.9%)
Boeing                                82,468                 $7,300,892
Honeywell Intl                        77,641                  3,337,010
Lockheed Martin                       16,066                  1,453,170
                                                            -----------
Total                                                        12,091,072
-----------------------------------------------------------------------

BEVERAGES (1.9%)
Coca-Cola                             62,245                  2,914,933
PepsiCo                              146,967                  9,107,545
                                                            -----------
Total                                                        12,022,478
-----------------------------------------------------------------------

BIOTECHNOLOGY (4.9%)
Amgen                                153,294(b)              10,883,874
Biogen Idec                           92,643(b)               4,841,523
Genentech                            188,611(b)              15,418,949
                                                            -----------
Total                                                        31,144,346
-----------------------------------------------------------------------

CAPITAL MARKETS (0.8%)
KKR Private Equity Investors LP Unit 241,618                  5,256,344
-----------------------------------------------------------------------

COMMERCIAL BANKS (--%)
Industrial & Commercial
  Bank of China Series H             333,000(b,c)               168,675
-----------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (7.0%)
Cisco Systems                        989,160(b)              26,588,620
Lucent Technologies                1,775,502(b)               4,580,795
Motorola                             189,172                  4,193,943
QUALCOMM                             180,767                  6,614,265
Redback Networks                      99,816(b)               1,469,292
Tellabs                               58,078(b)                 583,103
                                                            -----------
Total                                                        44,030,018
-----------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.0%)
Apple Computer                           177(b)                  16,227
Dell                                  33,525(b)                 913,221
EMC                                   19,898(b)                 260,863
Hewlett-Packard                      126,152                  4,977,958
                                                            -----------
Total                                                         6,168,269
-----------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (4.3%)
AT&T                                  96,117                  3,259,327
BellSouth                            107,667                  4,800,872
Chunghwa Telecom ADR                  13,120(c)                 249,280
Embarq                               170,007                  8,746,860
France Telecom                       100,623(c)               2,611,996
Qwest Communications Intl            164,886(b)               1,267,973
Verizon Communications                67,537                  2,359,743
Windstream                           269,517                  3,757,067
                                                            -----------
Total                                                        27,053,118
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.2%)
Rite Aid                             139,148(b)                 660,953
Safeway                              182,437                  5,620,884
Wal-Mart Stores                       30,493                  1,405,727
                                                            -----------
Total                                                         7,687,564
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                              SHARES                    VALUE(a)

FOOD PRODUCTS (1.2%)
General Mills                         24,174                 $1,352,535
Kellogg                              119,914                  5,969,319
                                                            -----------
Total                                                         7,321,854
-----------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (4.0%)
Boston Scientific                    895,152(b)              14,161,305
Medtronic                            133,480                  6,958,312
St. Jude Medical                      35,537(b)               1,324,464
Stryker                               24,176                  1,253,767
Zimmer Holdings                       17,458(b)               1,273,736
                                                            -----------
Total                                                        24,971,584
-----------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.3%)
Cardinal Health                      136,033                  8,790,453
HealthSouth                           51,554(b)               1,229,563
McKesson                              45,716                  2,258,370
UnitedHealth Group                   176,885                  8,681,516
                                                            -----------
Total                                                        20,959,902
-----------------------------------------------------------------------

HOUSEHOLD PRODUCTS (4.0%)
Colgate-Palmolive                    126,883                  8,253,739
Procter & Gamble                     214,637                 13,477,057
Spectrum Brands                      424,156(b)               3,749,539
                                                            -----------
Total                                                        25,480,335
-----------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.9%)
General Electric                     337,801                 11,917,619
-----------------------------------------------------------------------

INSURANCE (3.0%)
ACE                                   64,557(c)               3,669,420
AFLAC                                 13,922                    614,517
American Intl Group                  170,499                 11,989,489
Hartford Financial Services Group      7,204                    617,815
Prudential Financial                  24,599                  2,004,327
                                                            -----------
Total                                                        18,895,568
-----------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (4.3%)
Baidu.com ADR                          7,339(b,c)               849,709
eBay                                  22,402(b)                 724,705
Google Cl A                           48,407(b,e)            23,473,522
Yahoo!                                65,732(b)               1,774,107
                                                            -----------
Total                                                        26,822,043
-----------------------------------------------------------------------

IT SERVICES (1.6%)
BearingPoint                         212,319(b)               1,779,233
Electronic Data Systems              154,185                  4,184,581
First Data                           169,312                  4,275,128
                                                            -----------
Total                                                        10,238,942
-----------------------------------------------------------------------

MACHINERY (0.3%)
Flowserve                             34,266(b)               1,844,881
-----------------------------------------------------------------------

MEDIA (12.7%)
Cablevision Systems Cl A              56,853                  1,578,808
Charter Communications Cl A          487,229(b)               1,437,326
Comcast Cl A                         161,301(b)               6,526,238

COMMON STOCKS (CONTINUED)

ISSUER                              SHARES                    VALUE(a)

MEDIA (CONT.)
Idearc                                 3,377(b)                 $92,998
Liberty Global Cl A                  275,446(b)               7,428,779
Liberty Global Series C              120,838(b)               3,161,122
News Corp Cl A                       191,161                  3,937,917
NTL                                2,015,793                 48,560,453
Viacom Cl B                           46,461(b)               1,742,752
Vivendi                              113,316(c)               4,359,699
WorldSpace Cl A                       75,678(b)                 369,309
XM Satellite Radio Holdings Cl A      46,116(b)                 665,915
                                                            -----------
Total                                                        79,861,316
-----------------------------------------------------------------------

METALS & MINING (1.1%)
Coeur d'Alene Mines                  749,542(b)               4,085,004
Newmont Mining                        56,564                  2,653,417
                                                            -----------
Total                                                         6,738,421
-----------------------------------------------------------------------

MULTILINE RETAIL (0.2%)
Federated Department Stores           31,832                  1,339,809
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.8%)
Chevron                               26,000                  1,880,320
ConocoPhillips                        24,970                  1,680,481
Exxon Mobil                          222,860                 17,117,877
Total                                 47,974(c)               3,402,393
                                                            -----------
Total                                                        24,081,071
-----------------------------------------------------------------------

PHARMACEUTICALS (9.4%)
AstraZeneca                          157,710(c)               9,146,707
Bristol-Myers Squibb                 191,747                  4,761,078
Elan ADR                              38,932(b,c)               563,346
Eli Lilly & Co                        33,683                  1,805,072
Johnson & Johnson                    124,601                  8,212,452
Merck & Co                           149,404                  6,649,972
Novartis ADR                          10,609(c)                 619,672
Pfizer                               801,243                 22,026,170
Schering-Plough                      117,031                  2,575,852
Teva Pharmaceutical Inds ADR          92,536(c)               2,966,704
                                                            -----------
Total                                                        59,327,025
-----------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.4%)
Advanced Micro Devices                90,015(b)               1,941,624
Broadcom Cl A                          8,558(b)                 280,959
Freescale Semiconductor Cl A         402,546(b)              16,065,611
Freescale Semiconductor Cl B          54,640(b)               2,181,775
Intel                                 30,182                    644,386
Spansion Cl A                         36,399(b)                 531,789
                                                            -----------
Total                                                        21,646,144
-----------------------------------------------------------------------



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
44  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

RiverSource VP - Growth Fund

COMMON STOCKS (CONTINUED)

ISSUER                              SHARES                    VALUE(a)

SOFTWARE (3.8%)
Adobe Systems                          8,567(b)                $343,794
Business Objects ADR                  43,051(b,c)             1,671,240
Citrix Systems                        21,661(b)                 622,537
Microsoft                            553,746                 16,241,370
Symantec                             234,974(b)               4,981,449
                                                            -----------
Total                                                        23,860,390
-----------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.4%)
Countrywide Financial                 59,700                  2,371,284
-----------------------------------------------------------------------

TOBACCO (2.8%)
Altria Group                         164,862                 13,883,030
Imperial Tobacco Group ADR            48,081(c)               3,561,840
                                                            -----------
Total                                                        17,444,870
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                              SHARES                    VALUE(a)

WIRELESS TELECOMMUNICATION SERVICES (13.2%)
ALLTEL                               332,676                $18,876,036
Hutchison Telecommunications Intl  2,076,075(b,c)             4,537,344
Orascom Telecom Holding GDR           82,099(c)               4,737,112
Sprint Nextel                      1,470,004                 28,679,780
Vodafone Group                     8,914,595(c)              23,572,596
Vodafone Group ADR                    79,605(c)               2,098,388
                                                            -----------
Total                                                        82,501,256
-----------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $566,613,116)                                       $613,246,198
-----------------------------------------------------------------------

OPTIONS PURCHASED (0.1%)

ISSUER                  CONTRACTS   EXERCISE      EXPIRATION   VALUE(a)
                                     PRICE           DATE
PUTS
Google Cl A                   401       $380       Dec. 2006     $3,007
S&P 500 Index               3,307        123       Dec. 2006      8,267
S&P 500 Index              20,075        125       Dec. 2006     50,188
S&P 500 Index                 623      1,275       Dec. 2006     20,248
S&P 500 Index                 314      1,350      March 2007    477,280
CALLS
Boston Scientific             950         15       Dec. 2006     99,750
-----------------------------------------------------------------------

TOTAL OPTIONS PURCHASED
(Cost: $7,869,851)                                             $658,740
-----------------------------------------------------------------------

MONEY MARKET FUND (2.2%)

                                    SHARES                    VALUE(a)
RiverSource Short-Term
  Cash Fund                       13,943,376(d)             $13,943,375
-----------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $13,943,376)                                         $13,943,375
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $588,426,343)(f)                                    $627,848,313
=======================================================================


NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2006.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2006, the value of foreign securities represented 10.9% of net assets.

(d) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(e) At Nov. 30, 2006, securities valued at $8,728,560 were held to cover open call options written as follows:


      ISSUER        CONTRACTS   EXERCISE PRICE    EXPIRATION DATE     VALUE(a)
      ------------------------------------------------------------------------
      Google Cl A      180           $420            Dec. 2006      $1,191,600

(f) At Nov. 30, 2006, the cost of securities for federal income tax purposes was approximately $588,426,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $ 61,736,000

      Unrealized depreciation                                      (22,314,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                 $ 39,422,000
      ------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------
45  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

INVESTMENTS IN SECURITIES

RiverSource VP - High Yield Bond Fund

NOV. 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

BONDS (90.7%)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

AEROSPACE & DEFENSE (2.6%)
Communications & Power Inds
   Sr Sub Nts
     02-01-12             8.00%   $6,955,000                 $7,059,324
CPI Intl
   Sr Nts
     02-01-15            11.30     4,200,000(m)               4,315,500
DRS Technologies
     02-01-16             6.63     3,185,000                  3,208,888
     02-01-18             7.63     2,410,000                  2,482,300
DRS Technologies
   Sr Sub Nts
     11-01-13             6.88     2,745,000                  2,765,588
L-3 Communications
     06-15-12             7.63     4,425,000                  4,590,938
     07-15-13             6.13     1,010,000                    999,900
L-3 Communications
   Sr Sub Nts
   Series B
     10-15-15             6.38     6,450,000                  6,401,625
                                                            -----------
Total                                                        31,824,063
-----------------------------------------------------------------------

AUTOMOTIVE (3.0%)
Ford Motor Credit
     06-16-08             6.63     6,743,000                  6,705,374
Ford Motor Credit
   Sr Nts
     08-10-11             9.88     4,217,000                  4,490,683
GMAC
     04-15-16             7.70     9,130,000                  8,445,250
Goodyear Tire & Rubber
   Sr Nts
     12-01-09             9.14     3,465,000(d,m)             3,469,331
     12-01-11             8.63     2,910,000(d)               2,953,650
Insurance Auto Auctions
     04-01-13            11.00    10,385,000                 10,385,001
                                                            -----------
Total                                                        36,449,289
-----------------------------------------------------------------------

BROKERAGE (1.0%)
LaBranche & Co
   Sr Nts
     05-15-09             9.50       830,000                    873,575
     05-15-12            11.00    10,120,000                 10,929,600
                                                            -----------
Total                                                        11,803,175
-----------------------------------------------------------------------

BUILDING MATERIALS (1.2%)
Ainsworth Lumber
     10-01-12             7.25       590,000(c)                 466,100
Gibraltar Inds
   Series B
     12-01-15             8.00     3,408,000                  3,331,320
Interline Brands
   Sr Sub Nts
     06-15-14             8.13     1,931,000                  1,984,103

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

BUILDING MATERIALS (CONT.)
Norcraft Companies LP/Finance
   Sr Sub Nts
     11-01-11             9.00%   $3,310,000                 $3,376,200
Norcraft Holdings LP/Capital
   Sr Disc Nts (Zero coupon through 09-01-08,
   thereafter 9.75%)
     09-01-12             9.43     6,145,000(l)               5,069,625
                                                            -----------
Total                                                        14,227,348
-----------------------------------------------------------------------

CHEMICALS (5.3%)
Chemtura
     06-01-16             6.88     2,550,000                  2,505,375
Crystal US Holdings 3 LLC/Sub3
   Sr Disc Nts Series B
   (Zero coupon through 10-01-09,
   thereafter 10.50%)
     10-01-14             8.40     5,480,000(l)               4,630,600
Georgia Gulf
   Sr Nts
     12-15-13             7.13     5,063,000                  4,455,440
Georgia Gulf
   Sr Sub Nts
     10-15-16            10.75     9,776,000(d)               9,311,640
Hexion US Finance/Nova Scotia
   Sr Nts
     11-15-14             9.75     5,250,000(d)               5,328,750
INEOS Group Holdings
   Sr Sub Nts
     02-15-16             8.50     7,415,000(c,d)             7,155,475
INVISTA
     05-01-12             9.25    13,955,000(d)              14,914,405
Lyondell Chemical
     09-15-16             8.25     2,795,000                  2,906,800
NALCO
   Sr Nts
     11-15-11             7.75     2,490,000                  2,539,800
NALCO
   Sr Sub Nts
     11-15-13             8.88     3,845,000                  4,066,088
PQ
     02-15-13             7.50     5,532,000                  5,393,700
                                                            -----------
Total                                                        63,208,073
-----------------------------------------------------------------------

CONSTRUCTION MACHINERY (0.8%)
Case New Holland
     03-01-14             7.13     6,475,000                  6,523,563
United Rentals North America
   Sr Sub Nts
     02-15-14             7.00     3,595,000                  3,487,150
                                                            -----------
Total                                                        10,010,713
-----------------------------------------------------------------------


BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

CONSUMER PRODUCTS (2.4%)
AAC Group Holding
   Sr Disc Nts
   (Zero coupon through 10-01-08,
   thereafter 10.25%)
     10-01-12            10.28%   $4,225,000(l)              $3,612,375
Sealy Mattress
   Sr Sub Nts
     06-15-14             8.25     7,980,000                  8,289,225
Spectrum Brands
   Sr Sub Nts
     10-01-13             8.50     7,220,000                  6,461,900
Visant Holding
   Sr Disc Nts (Zero coupon through 12-01-08,
   thereafter 10.25%)
     12-01-13            10.14     3,350,000(l)               2,922,875
Visant Holding
   Sr Nts
     12-01-13             8.75     7,655,000                  7,855,944
                                                            -----------
Total                                                        29,142,319
-----------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (1.0%)
ALH Finance LLC
   Sr Sub Nts
     01-15-13             8.50     1,182,000                  1,158,360
Covalence Specialty Materials
   Sr Sub Nts
     03-01-16            10.25     3,600,000(d)               3,393,000
RBS Global & Rexnord
     08-01-14             9.50     3,200,000(d)               3,320,000
TriMas
     06-15-12             9.88     4,775,000                  4,584,000
                                                            -----------
Total                                                        12,455,360
-----------------------------------------------------------------------

ELECTRIC (3.9%)
Dynegy Holdings
   05-15-18               7.13     4,885,000                  4,616,325
Dynegy Holdings
   Sr Unsecured
   05-01-16               8.38     7,510,000                  7,810,400
Edison Mission Energy
     06-15-16             7.75     8,425,000                  8,804,125
Midwest Generation LLC
   Series B
     01-02-16             8.56     3,993,082                  4,352,459
Mirant Americas Generation LLC
   Sr Nts
   05-01-11               8.30     4,315,000                  4,379,725
Mirant North America LLC
     12-31-13             7.38     5,390,000                  5,457,375
NRG Energy
     02-01-14             7.25     3,589,000                  3,589,000
     02-01-16             7.38     2,785,000                  2,785,000
     01-15-17             7.38     2,955,000                  2,947,613


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
46  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource VP - High Yield Bond Fund

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

ELECTRIC (CONT.)
Reliant Energy
   Secured
     12-15-14             6.75%   $1,705,000                 $1,653,850
                                                            -----------
Total                                                        46,395,872
-----------------------------------------------------------------------

ENTERTAINMENT (0.9%)
AMC Entertainment
     02-01-16            11.00     7,570,000                  8,355,387
United Artists Theatre Circuit
   Series AU4
     07-01-15             9.30     2,044,150(i)               2,125,916
United Artists Theatre Circuit
   Series AV2
     07-01-15             9.30       665,335(i)                 691,949
                                                            -----------
Total                                                        11,173,252
-----------------------------------------------------------------------

ENVIRONMENTAL (1.1%)
Allied Waste North America
   Series B
     05-15-16             7.13     3,220,000                  3,199,875
Allied Waste North America
   Sr Nts
     04-15-13             7.88     1,920,000                  1,987,200
Clean Harbors
     07-15-12            11.25     3,872,000                  4,321,121
WCA Waste
   Sr Nts
     06-15-14             9.25     3,410,000(d)               3,546,400
                                                            -----------
Total                                                        13,054,596
-----------------------------------------------------------------------

FOOD AND BEVERAGE (2.7%)

ASG Consolidated LLC/Finance Sr Disc Nts (Zero coupon through 11-01-08, thereafter 11.50%)
     11-01-11            12.16    11,075,000(l)               9,856,750
Constellation Brands
     09-01-16             7.25     3,860,000                  3,951,675
Cott Beverages USA
     12-15-11             8.00    10,946,000                 11,164,920
Pinnacle Foods Group
   Sr Sub Nts
     12-01-13             8.25     7,860,000                  8,017,200
                                                            -----------
Total                                                        32,990,545
-----------------------------------------------------------------------

GAMING (5.1%)
Boyd Gaming
   Sr Sub Nts
     04-15-14             6.75     6,170,000                  6,116,013
     02-01-16             7.13       814,000                    805,860
Circus & Eldorado Jt Venture/Silver Legacy Capital
   1st Mtge
     03-01-12            10.13     3,970,000                  4,173,463
Harrah's Operating
     06-01-16             6.50     4,660,000                  4,161,422
     10-01-17             5.75     2,330,000                  1,953,293
Majestic Star Casino LLC/Capital
     10-15-10             9.50     6,405,000                  6,613,163

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

GAMING (CONT.)
MGM MIRAGE
   Sr Nts
     02-27-14             5.88%  $12,045,000                $11,216,905
Mohegan Tribal Gaming Authority
   Sr Nts
     02-15-13             6.13     4,680,000                  4,621,500
Pokagon Gaming Authority
   Sr Nts
     06-15-14            10.38     6,300,000(d)               6,835,499
Station Casinos
   Sr Sub Nts
     03-01-16             6.88     2,010,000                  1,874,325
Tunica-Biloxi Gaming Authority
   Sr Unsecured
     11-15-15             9.00     6,275,000(d)               6,463,250
Wheeling Island Gaming
     12-15-09            10.13       560,000                    569,800
Wynn Las Vegas LLC/Capital
   1st Mtge
     12-01-14             6.63     6,390,000                  6,294,150
                                                            -----------
Total                                                        61,698,643
-----------------------------------------------------------------------

GAS PIPELINES (3.0%)
Colorado Interstate Gas
   Sr Nts
     03-15-15             5.95     5,275,000                  5,180,003
     11-15-15             6.80     2,100,000                  2,176,667
Southern Natural Gas
     03-15-10             8.88     3,710,000                  3,899,666
Southern Star Central
   Sr Nts
     03-01-16             6.75     4,260,000                  4,260,000
Williams Companies
     09-01-21             7.88     2,640,000                  2,818,200
Williams Companies
   Sr Nts
     07-15-19             7.63    16,825,000                 17,834,500
                                                            -----------
Total                                                        36,169,036
-----------------------------------------------------------------------

HEALTH CARE (9.6%)
Community Health Systems
   Sr Sub Nts
     12-15-12             6.50     6,665,000                  6,415,063
DaVita
     03-15-15             7.25     9,475,000                  9,546,062
HCA
   Secured
     11-15-14             9.13     2,080,000(d)               2,168,400
     11-15-16             9.25     7,950,000(d)               8,287,875
HCA
   Sr Unsecured
     02-15-16             6.50     4,260,000                  3,525,150
HealthSouth
   Sr Nts
     06-15-16            10.75     4,875,000(d)               5,167,500
IASIS Healthcare LLC/Capital
   Sr Sub Nts
     06-15-14             8.75     8,373,000                  8,331,135

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

HEALTH CARE (CONT.)
LifeCare Holdings
   Sr Sub Nts
     08-15-13             9.25%   $4,800,000                 $2,952,000
MedCath Holdings
   Sr Nts
     07-15-12             9.88    10,033,000                 10,785,474
Omnicare
   Sr Sub Nts
     12-15-13             6.75     3,975,000                  3,895,500
     12-15-15             6.88     4,920,000                  4,809,300
Select Medical
     02-01-15             7.63     7,817,000                  6,527,195
Select Medical
   Sr Unsecured
     09-15-15            11.18     9,743,000(m)               8,086,690
Triad Hospitals
   Sr Nts
     05-15-12             7.00     7,970,000                  8,049,700
Triad Hospitals
   Sr Sub Nts
     11-15-13             7.00     4,880,000                  4,892,200
US Oncology
     08-15-14            10.75     2,215,000                  2,447,575
US Oncology Holdings
   Sr Nts
     03-15-15            10.68     6,780,000(m)               6,966,450
Vanguard Health Holding I LLC
   Sr Disc Nts (Zero coupon through 10-01-09,
   thereafter 11.25%)
     10-01-15            10.69     4,665,000(l)               3,545,400
Vanguard Health Holding II LLC
   Sr Sub Nts
     10-01-14             9.00     7,405,000                  7,405,000
                                                            -----------
Total                                                       113,803,669
-----------------------------------------------------------------------

HOME CONSTRUCTION (1.2%)
K Hovnanian Enterprises
     05-15-16             7.50     1,980,000                  1,975,050
Meritage Homes
     03-15-15             6.25     4,585,000                  4,241,125
Standard-Pacific
   Sr Nts
     08-15-15             7.00     2,895,000(j)               2,757,488
Stanley-Martin Communities LLC
     08-15-15             9.75     2,466,000                  1,861,830
William Lyon Homes
   Sr Nts
     02-15-14             7.50     4,180,000                  3,448,500
                                                            -----------
Total                                                        14,283,993
-----------------------------------------------------------------------

INDEPENDENT ENERGY (5.5%)
Chaparral Energy
     12-01-15             8.50     4,874,000                  4,874,000
Chesapeake Energy
   Sr Nts
     08-15-14             7.00     4,143,000                  4,163,715
Compton Petroleum Finance
     12-01-13             7.63     7,123,000(c)               6,766,850



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
47  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource VP - High Yield Bond Fund

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

INDEPENDENT ENERGY (CONT.)
Denbury Resources
   Sr Sub Nts
     12-15-15             7.50%   $2,075,000                 $2,090,563
Encore Acquisition
     12-01-17             7.25     2,740,000                  2,657,800
Encore Acquisition
   Sr Sub Nts
     04-15-14             6.25     1,650,000                  1,542,750
     07-15-15             6.00     5,500,000                  4,991,250
EXCO Resources
     01-15-11             7.25    10,575,000                 10,469,249
Hilcorp Energy I LP/Finance
   Sr Nts
     11-01-15             7.75     5,560,000(d)               5,476,600
     06-01-16             9.00     2,060,000(d)               2,168,150
Petrohawk Energy
     07-15-13             9.13     7,815,000                  8,137,368
Pioneer Natural Resources
   05-01-18               6.88     5,310,000                  5,262,051
Pioneer Natural Resources
   Sr Nts
     07-15-16             5.88     6,150,000                  5,769,321
Range Resources
   05-15-16               7.50     1,480,000                  1,517,000
                                                            -----------
Total                                                        65,886,667
-----------------------------------------------------------------------

MEDIA CABLE (4.9%)
CCH I LLC
   Secured
     10-01-15            11.00     2,080,000                  2,038,400
CCH II LLC/Capital
     10-01-13            10.25     2,800,000(d)               2,926,000
CCO Holdings LLC/Capital
   Sr Nts
     12-15-10             9.52     4,020,000(m)               4,110,450
     11-15-13             8.75     3,560,000                  3,649,000
Charter Communications Operating LLC/Capital
   Sr Nts
     04-30-12             8.00     4,765,000(d)               4,896,038
CSC Holdings
   Sr Nts
     04-15-12             6.75     8,000,000(d)               7,860,000
DIRECTV Holdings LLC/Finance
     06-15-15             6.38     5,000,000                  4,825,000
EchoStar DBS
     10-01-14             6.63     4,045,000                  3,923,650
     02-01-16             7.13     5,465,000                  5,424,013
EchoStar DBS
   Sr Nts
     10-01-11             6.38     1,695,000                  1,686,525
NTL Cable
     04-15-14             8.75       295,000(c)                 308,275
NTL Cable
   Sr Nts
     08-15-16             9.13     2,960,000(c)               3,137,600
Quebecor Media
   Sr Nts
     03-15-16             7.75     4,630,000(c)               4,687,875

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

MEDIA CABLE (CONT.)
Videotron Ltee
     01-15-14             6.88%   $9,070,000(c)              $9,047,324
                                                            -----------
Total                                                        58,520,150
-----------------------------------------------------------------------

MEDIA NON CABLE (9.5%)
Clear Channel Communications
   Sr Unsub
     12-15-16             5.50     8,005,000                  6,613,411
Entercom Radio LLC/Capital
     03-01-14             7.63     2,090,000                  2,063,875
Idearc
   Sr Nts
     11-15-16             8.00    10,280,000(d)              10,459,899
Intelsat Bermuda
     06-15-16             9.25     2,250,000(c,d)             2,407,500
Intelsat Bermuda
   Sr Nts
     06-15-13            11.64     3,460,000(c,d,m)           3,667,600
     06-15-16            11.25     2,580,000(c,d)             2,828,325
Lamar Media
     01-01-13             7.25     3,627,000                  3,645,135
     08-15-15             6.63     5,468,000                  5,310,795
Lamar Media
   Sr Sub Nts
     08-15-15             6.63     3,650,000(d)               3,545,063
Liberty Media
   Sr Nts
     05-15-13             5.70     8,824,000                  8,402,380
LIN TV
   Series B
     05-15-13             6.50     5,210,000                  4,949,500
Nielsen Finance LLC
   Sr Disc Nts (Zero coupon through 08-01-11,
   thereafter 12.50%)
     08-01-16            12.07     5,165,000(d,l)             3,370,163
Nielsen Finance LLC
   Sr Nts
     08-01-14            10.00     4,545,000(d)               4,806,338
Radio One
     02-15-13             6.38     6,833,000                  6,371,773
Rainbow Natl Services LLC
   Sr Nts
     09-01-12             8.75     9,115,000(d)               9,570,749
Rainbow Natl Services LLC
   Sr Sub Deb
     09-01-14            10.38     3,775,000(d)               4,190,250
RH Donnelley
   Sr Disc Nts Series A-1
     01-15-13             6.88     1,370,000                  1,311,775
RH Donnelley
   Sr Disc Nts Series A-2
     01-15-13             6.88    12,041,000                 11,529,257
RH Donnelley
   Sr Nts
     01-15-13             6.88     9,845,000                  9,426,587
Sinclair Broadcast Group
     03-15-12             8.00     3,584,000                  3,691,520

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

MEDIA NON CABLE (CONT.)
Sun Media
     02-15-13             7.63%   $5,020,000(c)              $5,095,300
                                                            -----------
Total                                                       113,257,195
-----------------------------------------------------------------------

OIL FIELD SERVICES (1.0%)
Chart Inds
   Sr Sub Nts
     10-15-15             9.13     5,890,000(d)               6,147,688
Quicksilver Resources
     04-01-16             7.13     5,965,000                  5,726,400
                                                            -----------
Total                                                        11,874,088
-----------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (1.3%)
Cardtronics
     08-15-13             9.25     8,355,000                  8,730,975
Triad Acquisition
   Sr Unsecured
   Series B
     05-01-13            11.13     7,665,000                  7,281,750
                                                            -----------
Total                                                        16,012,725
-----------------------------------------------------------------------

OTHER INDUSTRY (0.3%)
Rental Service
     12-01-14             9.50     2,970,000(d)               3,007,125
-----------------------------------------------------------------------

PACKAGING (1.7%)
Berry Plastic Holding
   Secured
     09-15-14             8.88     1,613,000(d)               1,627,114
Crown Americas LLC/Capital
   Sr Nts
     11-15-15             7.75     9,445,000                  9,704,737
Owens-Brockway Glass Container
     05-15-13             8.25     6,060,000                  6,241,800
Plastipak Holdings
   Sr Nts
     12-15-15             8.50     3,180,000(d)               3,259,500
                                                            -----------
Total                                                        20,833,151
-----------------------------------------------------------------------

PAPER (3.1%)
Boise Cascade LLC
     10-15-14             7.13     6,090,000                  5,846,400
Cascades
   Sr Nts
     02-15-13             7.25     4,203,000(c)               4,181,985
Georgia-Pacific
     06-15-15             7.70     5,713,000                  5,855,825
Jefferson Smurfit US
     10-01-12             8.25     1,620,000                  1,559,250
     06-01-13             7.50     3,555,000                  3,279,488
NewPage
   Secured
     05-01-12            10.00    10,770,000                 11,335,424
Norampac
   Sr Nts
     06-01-13             6.75     1,470,000(c)               1,429,575
Smurfit Kappa Funding
   Sr Nts
     10-01-12             9.63     3,865,000(c)               4,087,238
                                                            -----------
Total                                                        37,575,185
-----------------------------------------------------------------------




See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
48  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource VP - High Yield Bond Fund

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

PHARMACEUTICALS (0.7%)
CDRV Investors
   Sr Disc Nts (Zero coupon through 01-01-10,
   thereafter 9.63%)
     01-01-15             9.85%   $4,015,000(l)              $3,131,700
Warner Chilcott
     02-01-15             8.75     5,714,000                  5,856,850
                                                            -----------
Total                                                         8,988,550
-----------------------------------------------------------------------

RAILROADS (0.2%)
Kansas City Southern de Mexico
   Sr Nts
     12-01-13             7.63     2,340,000(c,d)             2,340,000
-----------------------------------------------------------------------

RETAILERS (3.6%)
AutoNation
     04-15-14             7.00     2,845,000                  2,845,000
Blockbuster
   Sr Sub Nts
     09-01-12             9.00     2,333,000                  2,245,513
GNC
     12-01-11            12.14     6,420,000(d,m)             6,395,924
Michaels Stores
   Sr Nts
     11-01-14            10.00     1,610,000(d)               1,644,213
Michaels Stores
   Sr Sub Nts
     11-01-16            11.38     5,645,000(d)               5,772,013
Neiman Marcus Group
     10-15-15            10.38     4,203,000                  4,649,569
Sally Holdings LLC
   Sr Nts
     11-15-14             9.25     2,490,000(d)               2,546,025
Sally Holdings LLC
   Sr Sub Nts
     11-15-16            10.50     2,245,000(d)               2,303,931
Toys "R" Us
     04-15-13             7.88    10,995,000                  9,359,493
     10-15-18             7.38     3,170,000                  2,444,863
United Auto Group
   Sr Sub Nts
     12-15-16             7.75     3,430,000(d,f)             3,430,000
                                                            -----------
Total                                                        43,636,544
-----------------------------------------------------------------------

TECHNOLOGY (2.8%)
Freescale Semiconductor
   Sr Nts
     12-15-14             8.88     4,065,000(d,f)             4,070,081
     12-15-14             9.24     1,425,000(d,f,m)           1,410,750
NXP Funding LLC
   Secured
     10-15-13             8.12     5,215,000(c,d,m)           5,293,225
NXP Funding LLC
   Sr Nts
     10-15-15             9.50     4,775,000(c,d)             4,900,344
SS&C Technologies
     12-01-13            11.75     3,765,000                  4,047,375
SunGard Data Systems
     08-15-13             9.13     5,570,000                  5,841,537

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

TECHNOLOGY (CONT.)
West
   Sr Nts
     10-15-14             9.50%   $3,755,000(d)              $3,726,838
     10-15-16            11.00     4,160,000(d)               4,139,200
                                                            -----------
Total                                                        33,429,350
-----------------------------------------------------------------------

TOBACCO (0.3%)
Reynolds American
   Secured
     06-01-16             7.63     3,040,000(d)               3,243,881
-----------------------------------------------------------------------

TRANSPORTATION SERVICES (1.1%)
Avis Budget Car Rental LLC/Finance
   Sr Nts
     05-15-14             7.63     4,050,000(d)               3,913,313
     05-15-16             7.75     2,975,000(d)               2,867,156
Hertz
   Sr Sub Nts
     01-01-16            10.50     3,611,000(d)               3,935,990
Quality Distribution LLC/Capital
     01-15-12             9.87     2,651,000(m)               2,690,765
                                                            -----------
Total                                                        13,407,224
-----------------------------------------------------------------------

WIRELESS (4.4%)
American Tower
   Sr Nts
     10-15-12             7.13     8,815,000                  9,013,338
Centennial Communications
   Sr Nts
     01-01-13            10.00     4,700,000                  4,911,500
     01-01-13            11.12     2,455,000(m)               2,565,475
Centennial Communications/Cellular Operating LLC
   Sr Nts
     02-01-14             8.13     2,590,000                  2,609,425
Cricket Communications
     11-01-14             9.38     4,775,000(d)               4,882,438
Dobson Cellular Systems
   Secured
     11-01-11             8.38       500,000                    521,250
     11-01-12             9.88     4,485,000                  4,866,225
MetroPCS Wireless
     11-01-14             9.25     6,815,000(d)               6,925,744
Nextel Communications
   Sr Nts Series D
     08-01-15             7.38     9,800,000                 10,118,499
Rogers Wireless
   Sr Sub Nts
     12-15-12             8.00     5,900,000(c)               6,254,000
                                                            -----------
Total                                                        52,667,894
-----------------------------------------------------------------------

WIRELINES (5.5%)
Cincinnati Bell
   Sr Sub Nts
     01-15-14             8.38     2,055,000                  2,101,238
Citizens Communications
   Sr Nts
     01-15-13             6.25     7,157,000                  7,004,914
Embarq
     06-01-16             7.08     4,914,000                  5,089,518

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

WIRELINES (CONT.)
GCI
  Sr Nts
   02-15-14               7.25%   $7,570,000                 $7,418,600
Level 3 Communications
   03-01-10              11.50       760,000                    791,350
Level 3 Financing
   10-15-11              10.75     3,825,000                  4,068,844
   03-15-13              12.25     3,135,000                  3,542,550
Qwest Communications Intl
   02-15-14               7.50     1,640,000                  1,689,200
Qwest
  Sr Nts
   10-01-14               7.50     1,630,000(d)               1,727,800
   06-15-15               7.63    10,730,000                 11,454,274
Valor Telecommunications Enterprises LLC/Finance
   02-15-15               7.75     3,752,000                  4,005,260
Windstream
  Sr Nts
   08-01-16               8.63    15,890,000(d)              17,300,237
                                                            -----------
Total                                                        66,193,785
-----------------------------------------------------------------------

TOTAL BONDS
(Cost: $1,075,169,461)                                   $1,089,563,460
-----------------------------------------------------------------------

SENIOR LOANS (5.0%)(h)

BORROWER                 COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

ELECTRIC (0.6%)
NRG Energy
  Tranche B Term Loan
   02-01-13               7.37%   $7,157,641                 $7,188,204
-----------------------------------------------------------------------

ENVIRONMENTAL (0.3%)
Allied Waste Inds North America
  Tranche AW Term Loan
   01-15-12          7.12-7.21     3,874,507                  3,866,448
-----------------------------------------------------------------------

HEALTH CARE (0.6%)
HCA
  Tranche B Term Loan
   11-14-13               8.09     7,580,000                  7,628,133
-----------------------------------------------------------------------

MEDIA CABLE (0.3%)
Charter Communications Operating
  2nd Lien Term Loan
   04-28-13               8.01     4,000,000                  4,023,760
-----------------------------------------------------------------------

MEDIA NON CABLE (1.0%)
VNU
  Tranche B Term Loan
   08-09-13               8.13    10,350,000(c)              10,390,468
-----------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.3%)
ACE Cash Express
  Tranche B Term Loan
   10-05-13               8.32     3,900,000                  3,900,000
-----------------------------------------------------------------------



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
49  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource VP - High Yield Bond Fund

SENIOR LOANS (CONTINUED)

BORROWER                 COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

PAPER (0.4%)
Georgia Pacific
  2nd Lien Tranche C Term Loan
   12-23-13               8.39%   $5,150,000                 $5,156,129
-----------------------------------------------------------------------

RETAILERS (0.7%)
Sally Holdings LLC
  Tranche A Term Loan
   11-16-12          7.82-7.87     1,550,000                  1,556,200
Toys "R" Us
  Tranche B Term Loan
   07-19-12               9.63     6,600,000                  6,754,704
                                                            -----------
Total                                                         8,310,904
-----------------------------------------------------------------------


SENIOR LOANS (CONTINUED)

BORROWER                 COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

WIRELINES (0.8%)
Qwest
   Tranche B Term Loan
     06-30-10             6.95%   $8,955,000                 $9,086,101
-----------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $59,177,623)                                         $59,550,147
-----------------------------------------------------------------------

COMMON STOCKS (--%)

                                    SHARES                     VALUE(a)

Link Energy LLC Unit                 494,265(b)                 $12,357
-----------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $3,913,363)                                              $12,357
-----------------------------------------------------------------------

OTHER (0.1%)

                                    SHARES                     VALUE(a)


Varde Fund V LP                   $5,000,000(b,e,i)          $1,373,400
-----------------------------------------------------------------------

TOTAL OTHER
(Cost: $--)                                                  $1,373,400
-----------------------------------------------------------------------

MONEY MARKET FUND (3.8%)(k)

                                    SHARES                     VALUE(a)

RiverSource Short-Term
  Cash Fund                       45,160,166(g)             $45,160,166
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $45,160,166)                                         $45,160,166
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,183,420,613)(n)                                $1,195,659,530
=======================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2006.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Nov. 30, 2006, the value of foreign securities represented 7.0% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
    Nov. 30, 2006, the value of these securities amounted to $257,298,380 or 21.4% of net assets.

(e) The share amount for Limited Liability Companies (LLC) or Limited
    Partnerships (LP) represents capital contributions.

(f) At Nov. 30, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $8,904,325.

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(h) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(i) Identifies issues considered to be illiquid as to their marketability.
    These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Nov. 30, 2006, is as follows:

    SECURITY                                ACQUISITION DATES            COST
    ----------------------------------------------------------------------------
    United Artists Theatre Circuit
      9.30% Series AU4 2015              08-15-96 thru 04-09-02      $1,725,799
    United Artists Theatre Circuit
      9.30% Series AV2 2015              12-11-01 thru 08-28-02         527,562
    Varde Fund V LP                      04-27-00 thru 06-19-00              --*

    * The original cost for this position in fiscal year 2004 was $25,000,000.
      From Sept. 29, 2004 through March 7, 2005, $25,000,000 was returned to the fund in the form of return of capital.

(j) At Nov. 30, 2006, security was partially or fully on loan.

(k) Cash collateral received from security lending activity is invested in a money market fund and represents 0.1% of net assets. 3.7% of net assets is the Fund's cash equivalent position.

(l) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(m) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2006.

--------------------------------------------------------------------------------
50  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource VP - High Yield Bond Fund

NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)

(n) At Nov. 30, 2006, the cost of securities for federal income tax purposes was approximately $1,183,421,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                        $ 26,742,000

    Unrealized depreciation                                         (14,503,000)
    ----------------------------------------------------------------------------
    Net unrealized appreciation                                    $ 12,239,000
    ----------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------
51  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

INVESTMENTS IN SECURITIES

RiverSource VP - Income Opportunities Fund

NOV. 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)


BONDS (90.4%)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

ASSET-BACKED (--%)
Metris Master Trust
   Series 2005-1A Cl D
     03-21-11             7.22%      $75,000(b,d)               $75,046
-----------------------------------------------------------------------

AEROSPACE & DEFENSE (3.6%)
Communications & Power Inds
   Sr Sub Nts
     02-01-12             8.00     3,685,000                  3,740,274
CPI Intl
   Sr Nts
     02-01-15            11.30       200,000(b)                 205,500
DRS Technologies
     02-01-16             6.63     1,460,000                  1,470,950
     02-01-18             7.63       830,000                    854,900
DRS Technologies
   Sr Sub Nts
     11-01-13             6.88     2,575,000                  2,594,313
L-3 Communications
     06-15-12             7.63     1,150,000                  1,193,125
     07-15-13             6.13        80,000                     79,200
L-3 Communications
   Sr Sub Nts
     01-15-15             5.88       225,000                    218,250
L-3 Communications
   Sr Sub Nts
   Series B
     10-15-15             6.38     1,785,000                  1,771,613
TransDigm
   Sr Sub Nts
     07-15-14             7.75     1,260,000(d)               1,297,800
                                                            -----------
Total                                                        13,425,925
-----------------------------------------------------------------------

AUTOMOTIVE (3.6%)
Ford Motor Credit
     06-16-08             6.63       915,000                    909,894
Ford Motor Credit
   Sr Nts
     08-10-11             9.88     3,690,000                  3,929,481
GMAC
     04-15-16             7.70     3,685,000                  3,408,625
GMAC LLC
     09-15-11             6.88     2,825,000                  2,908,530
     11-01-31             8.00       215,000                    241,875
Goodyear Tire & Rubber
   Sr Nts
     12-01-09             9.14     1,015,000(d,b)             1,016,269
     12-01-11             8.63       855,000(d)                 867,825
                                                            -----------
Total                                                        13,282,499
-----------------------------------------------------------------------

BROKERAGE (0.9%)

LaBranche & Co
   Sr Nts
     05-15-12            11.00     3,130,000                  3,380,400
-----------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

BUILDING MATERIALS (0.7%)
Ainsworth Lumber
     10-01-12             7.25%     $175,000(c)                $138,250
Interline Brands
   Sr Sub Nts
     06-15-14             8.13       375,000                    385,313
Norcraft Companies LP/Finance
   Sr Sub Nts
     11-01-11             9.00     2,120,000                  2,162,400
                                                            -----------
Total                                                         2,685,963
-----------------------------------------------------------------------

CHEMICALS (5.5%)
BCP Crystal US Holdings
   Sr Sub Nts
     06-15-14             9.63     1,476,000                  1,619,910
Chemtura
     06-01-16             6.88     2,226,000                  2,187,045
Georgia Gulf
   Sr Nts
     10-15-14             9.50     2,180,000(d)               2,125,500
Hexion US Finance/Nova Scotia
   Sr Nts
     11-15-14             9.75     1,450,000(d)               1,471,750
INEOS Group Holdings
   Sr Sub Nts
     02-15-16             8.50     2,535,000(c,d)             2,446,275
INVISTA
     05-01-12             9.25     2,530,000(d)               2,703,938
Lyondell Chemical
     09-15-16             8.25     1,705,000                  1,773,200
NALCO
   Sr Nts
     11-15-11             7.75     3,175,000                  3,238,499
PQ
     02-15-13             7.50     3,077,000                  3,000,075
                                                            -----------
Total                                                        20,566,192
-----------------------------------------------------------------------

CONSTRUCTION MACHINERY (0.5%)
Case New Holland
     03-01-14             7.13       265,000                    266,988
United Rentals North America
     02-15-12             6.50     1,570,000                  1,538,600
                                                            -----------
Total                                                         1,805,588
-----------------------------------------------------------------------

CONSUMER PRODUCTS (2.5%)
Chattem
   Sr Sub Nts
     03-01-14             7.00     2,600,000                  2,535,000
Sealy Mattress
   Sr Sub Nts
     06-15-14             8.25     3,245,000                  3,370,744
Visant
     10-01-12             7.63     2,315,000                  2,338,150
Visant Holding
   Sr Nts
     12-01-13             8.75     1,000,000                  1,026,250
                                                            -----------
Total                                                         9,270,144
-----------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

DIVERSIFIED MANUFACTURING (0.3%)

ALH Finance LLC
   Sr Sub Nts
     01-15-13             8.50%      $29,000                    $28,420
Covalence Specialty Materials
   Sr Sub Nts
     03-01-16            10.25       700,000(d)                 659,750
RBS Global & Rexnord
     08-01-14             9.50       403,000(d)                 418,113
                                                            -----------
Total                                                         1,106,283
-----------------------------------------------------------------------

ELECTRIC (5.1%)
Aquila Canada Finance
     06-15-11             7.75     1,806,000(c)               1,917,186
Dynegy Holdings
     05-15-18             7.13       325,000                    307,125
Dynegy Holdings
   Sr Unsecured
     05-01-16             8.38     2,300,000                  2,391,999
Edison Mission Energy
   Sr Unsecured
     06-15-13             7.50     1,510,000                  1,566,625
IPALCO Enterprises
   Secured
     11-14-08             8.38        65,000                     67,600
     11-14-11             8.63     1,540,000                  1,670,900
Midwest Generation LLC
   Series B
     01-02-16             8.56       337,074                    367,411
Mirant Americas Generation LLC
   Sr Nts
     05-01-11             8.30       325,000                    329,875
Mirant North America LLC
     12-31-13             7.38     2,765,000                  2,799,562
Nevada Power
     04-15-12             6.50       550,000                    571,291
NRG Energy
     02-01-14             7.25     1,050,000                  1,050,000
     02-01-16             7.38       245,000                    245,000
     01-15-17             7.38     1,555,000                  1,551,113
PacifiCorp
   1st Mtge
     06-15-35             5.25       750,000                    713,730
Reliant Energy
   Secured
     07-15-13             9.50       185,000                    196,794
     12-15-14             6.75     2,375,000                  2,303,750
Southern California Edison
   1st Mtge
     04-01-35             5.75     1,130,000                  1,156,918
                                                            -----------
Total                                                        19,206,879
-----------------------------------------------------------------------




See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
52  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource VP - Income Opportunities Fund

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

ENTERTAINMENT (0.5%)
AMC Entertainment
     02-01-16            11.00%     $925,000                 $1,020,969
AMC Entertainment
   Sr Sub Nts
     03-01-14             8.00     1,000,000                    965,000
                                                            -----------
Total                                                         1,985,969
-----------------------------------------------------------------------

ENVIRONMENTAL (1.6%)
Allied Waste North America
   Secured
     04-15-11             6.38     1,975,000                  1,955,250
Allied Waste North America
   Secured Series B
     02-15-11             5.75       260,000                    252,200
Allied Waste North America
   Series B
     09-01-12             9.25       235,000                    250,863
     05-15-16             7.13       950,000                    944,063
Clean Harbors
     07-15-12            11.25       120,000                    133,919
WCA Waste
   Sr Nts
     06-15-14             9.25     2,395,000(d)               2,490,799
                                                            -----------
Total                                                         6,027,094
-----------------------------------------------------------------------

FOOD AND BEVERAGE (2.7%)
ASG Consolidated LLC/Finance
   Sr Disc Nts (Zero coupon through 11-01-08,
   thereafter 11.50%)
     11-01-11             9.99     1,480,000(e)               1,317,200
Constellation Brands
     09-01-16             7.25     2,415,000                  2,472,356
Cott Beverages USA
     12-15-11             8.00     4,280,000                  4,365,600
Pinnacle Foods Group
   Sr Sub Nts
     12-01-13             8.25     1,990,000                  2,029,800
                                                            -----------
Total                                                        10,184,956
-----------------------------------------------------------------------

GAMING (6.2%)
Boyd Gaming
   Sr Sub Nts
     04-15-14             6.75        20,000                     19,825
     02-01-16             7.13       660,000                    653,400
Circus & Eldorado Jt Venture/Silver Legacy Capital
   1st Mtge
     03-01-12            10.13     2,930,000                  3,080,162
Harrah's Operating
     06-01-16             6.50     3,195,000                  2,853,164
     10-01-17             5.75       585,000                    490,419
Majestic Star Casino LLC/Capital
     10-15-10             9.50     3,300,000                  3,407,249
Mandalay Resort Group
   Sr Nts
     12-15-11             6.38       100,000                     99,250

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

GAMING (CONT.)
MGM MIRAGE
     02-01-11             8.38%     $245,000                   $254,800
     04-01-13             6.75     1,845,000                  1,817,325
     07-15-15             6.63       100,000                     96,125
MGM MIRAGE
   Sr Nts
     02-27-14             5.88     1,000,000                    931,250
Mohegan Tribal Gaming Authority
   Sr Nts
     02-15-13             6.13       260,000                    256,750
Pokagon Gaming Authority
   Sr Nts
     06-15-14            10.38     1,865,000(d)               2,023,525
Sation Casinos
   Sr Nts
     04-01-12             6.00     1,675,000                  1,608,000
Tunica-Biloxi Gaming Authority
   Sr Unsecured
     11-15-15             9.00     2,335,000(d)               2,405,050
Wheeling Island Gaming
     12-15-09            10.13     2,065,000                  2,101,138
Wynn Las Vegas LLC/Capital
   1st Mtge
     12-01-14             6.63       980,000                    965,300
                                                            -----------
Total                                                        23,062,732
-----------------------------------------------------------------------

GAS PIPELINES (4.0%)
ANR Pipeline
     03-15-10             8.88       625,000                    656,952
Colorado Interstate Gas
   Sr Nts
     03-15-15             5.95       185,000                    181,668
     11-15-15             6.80       135,000                    139,929
El Paso Natural Gas
   Sr Nts Series A
     08-01-10             7.63       760,000                    786,600
Southern Natural Gas
     03-15-10             8.88        50,000                     52,556
Southern Star Central
   Sr Nts
     03-01-16             6.75     4,460,000                  4,460,000
Tennessee Gas Pipeline
     12-15-11             6.00     1,071,000                  1,044,225
Williams Companies
     09-01-21             7.88     2,625,000                  2,802,188
Williams Companies
   Sr Nts
     07-15-19             7.63     4,440,000                  4,706,399
                                                            -----------
Total                                                        14,830,517
-----------------------------------------------------------------------

HEALTH CARE (7.6%)

Community Health Systems
   Sr Sub Nts
     12-15-12             6.50       150,000                    144,375
DaVita
     03-15-13             6.63       940,000                    932,950
     03-15-15             7.25     1,350,000                  1,360,125

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

HEALTH CARE (CONT.)
HCA
   Secured
     11-15-14             9.13%     $730,000(d)                $761,025
     11-15-16             9.25     3,440,000(d)               3,586,199
     11-15-16             9.63     4,082,000(d)               4,229,972
HCA
   Sr Unsecured
     02-15-16             6.50     1,015,000                    839,913
HealthSouth
   Sr Nts
     06-15-16            10.75       340,000(d)                 360,400
IASIS Healthcare LLC/Capital
   Sr Sub Nts
     06-15-14             8.75     2,450,000                  2,437,750
MedCath Holdings
   Sr Nts
     07-15-12             9.88       610,000                    655,750
Omnicare
   Sr Sub Nts
     12-15-13             6.75     2,800,000                  2,744,000
     12-15-15             6.88       570,000                    557,175
Select Medical
     02-01-15             7.63     1,028,000                    858,380
Select Medical
   Sr Unsecured
     09-15-15            11.18       957,000(b)                 794,310
Triad Hospitals
   Sr Nts
     05-15-12             7.00       680,000                    686,800
Triad Hospitals
   Sr Sub Nts
     11-15-13             7.00     3,037,000                  3,044,592
US Oncology
     08-15-12             9.00     2,315,000                  2,424,963
VWR Intl
   Sr Nts
     04-15-12             6.88     2,140,000                  2,140,000
                                                            -----------
Total                                                        28,558,679
-----------------------------------------------------------------------

HOME CONSTRUCTION (0.8%)
K Hovnanian Enterprises
     05-15-16             7.50     1,000,000                    997,500
Meritage Homes
     03-15-15             6.25       765,000                    707,625
Meritage Homes
   Sr Nts
     05-01-14             7.00     1,400,000                  1,351,000
                                                            -----------
Total                                                         3,056,125
-----------------------------------------------------------------------

INDEPENDENT ENERGY (6.1%)
Chaparral Energy
     12-01-15             8.50     2,248,000                  2,248,000
Chesapeake Energy
   Sr Nts
     06-15-14             7.50       225,000                    232,313
     08-15-14             7.00     1,230,000                  1,236,150
Compton Petroleum Finance
     12-01-13             7.63     1,982,000(c)               1,882,900



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
53  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource VP - Income Opportunities Fund

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

INDEPENDENT ENERGY (CONT.)
Denbury Resources
   Sr Sub Nts
     12-15-15             7.50%     $300,000                   $302,250
Encore Acquisition
   Sr Sub Nts
     04-15-14             6.25       210,000                    196,350
     07-15-15             6.00     1,220,000                  1,107,150
EXCO Resources
     01-15-11             7.25     3,420,000                  3,385,799
Hilcorp Energy I LP/Finance
   Sr Nts
     06-01-16             9.00     1,250,000(d)               1,315,625
Petrohawk Energy
     07-15-13             9.13     3,050,000                  3,175,813
Pioneer Natural Resources
     05-01-18             6.88     1,450,000                  1,436,907
Pioneer Natural Resources
   Sr Nts
     07-15-16             5.88     4,835,000                  4,535,717
Range Resources
     03-15-15             6.38     1,660,000                  1,610,200
     05-15-16             7.50       275,000                    281,875
                                                            -----------
Total                                                        22,947,049
-----------------------------------------------------------------------

MEDIA CABLE (2.8%)
Charter Communications Operating LLC/Capital
   Sr Nts
     04-30-12             8.00       950,000(d)                 976,125
     04-30-14             8.38     1,880,000(d)               1,952,850
CSC Holdings
   Sr Nts Series B
     07-15-09             8.13       485,000                    501,369
     04-01-11             7.63       370,000                    376,938
DIRECTV Holdings LLC/Finance
     06-15-15             6.38        85,000                     82,025
EchoStar DBS
     10-01-14             6.63     1,210,000                  1,173,700
     02-01-16             7.13     2,675,000                  2,654,937
EchoStar DBS
   Sr Nts
     10-01-11             6.38       185,000                    184,075
Mediacom LLC/Capital
   Sr Nts
     02-15-11             7.88       300,000                    299,250
NTL Cable
     04-15-14             8.75        60,000(c)                  62,700
NTL Cable
   Sr Nts
     08-15-16             9.13       825,000(c)                 874,500
Quebecor Media
   Sr Nts
     03-15-16             7.75       210,000(c)                 212,625
Videotron Ltee
     12-15-15             6.38     1,000,000(c)                 967,500
                                                            -----------
Total                                                        10,318,594
-----------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

MEDIA NON CABLE (8.9%)
Clear Channel Communications
   Sr Unsub
     12-15-16             5.50%   $2,350,000                 $1,941,476
Dex Media
     11-15-13             8.00     1,410,000                  1,438,200
Dex Media West LLC/Finance
   Sr Sub Nts Series B
     08-15-13             9.88       374,000                    407,660
Dex Media
   (Zero coupon through 11-15-08,
   thereafter 9.00%)
     11-15-13             8.68     5,475,000(e)               4,845,374
Entercom Radio LLC/Capital
     03-01-14             7.63     1,597,000                  1,577,038
Idearc
   Sr Nts
     11-15-16             8.00     3,840,000(d)               3,907,199
Intelsat Bermuda
     06-15-16             9.25     2,080,000(c,d)             2,225,600
Lamar Media
     01-01-13             7.25       651,000                    654,255
     08-15-15             6.63     1,219,000                  1,183,954
Lamar Media
   Sr Sub Nts
     08-15-15             6.63       740,000(d)                 718,725
Liberty Media
   Sr Nts
     05-15-13             5.70     2,490,000                  2,371,025
LIN TV
   Series B
     05-15-13             6.50       160,000                    152,000
LIN TV
   Sr Sub Nts
     05-15-13             6.50       380,000                    361,000
Radio One
     02-15-13             6.38       285,000                    265,763
Radio One
   Series B
     07-01-11             8.88     1,160,000                  1,196,250
Rainbow Natl Services LLC
   Sr Nts
     09-01-12             8.75     1,130,000(d)               1,186,500
Rainbow Natl Services LLC
   Sr Sub Deb
     09-01-14            10.38     1,025,000(d)               1,137,750
RH Donnelley
     12-15-12            10.88       250,000                    272,500
RH Donnelley
   Sr Disc Nts Series A-2
     01-15-13             6.88       170,000                    162,775
Salem Communications
     12-15-10             7.75     3,274,000                  3,302,648
Sinclair Broadcast Group
     03-15-12             8.00     1,265,000                  1,302,950
Sun Media
     02-15-13             7.63     2,900,000(c)               2,943,500
                                                            -----------
Total                                                        33,554,142
-----------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

METALS (0.5%)
Peabody Energy
   Series B
     03-15-13             6.88%   $1,918,000                 $1,941,975
-----------------------------------------------------------------------

OIL FIELD SERVICES (1.7%)
Chart Inds
   Sr Sub Nts
     10-15-15             9.13     2,750,000(d)               2,870,312
Pride Intl
   Sr Nts
     07-15-14             7.38     2,095,000                  2,173,563
Quicksilver Resources
     04-01-16             7.13     1,310,000                  1,257,600
                                                            -----------
Total                                                         6,301,475
-----------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (4.1%)
Cardtronics
     08-15-13             9.50     2,765,000                  2,889,425
Dow Jones CDX HY
   Series 7-T1
     12-29-11             8.38    10,000,000(d)              10,179,500
Residential Capital
     02-22-11             6.00       435,000                    440,919
Triad Acquisition
   Sr Unsecured
   Series B
     05-01-13            11.13     1,845,000                  1,752,750
                                                            -----------
Total                                                        15,262,594
-----------------------------------------------------------------------

OTHER INDUSTRY (0.2%)
Rental Service
     12-01-14             9.50       580,000(d)                 587,250
-----------------------------------------------------------------------

PACKAGING (1.7%)
Ball
     12-15-12             6.88     1,475,000                  1,493,438
Crown Americas LLC/Capital
     11-15-13             7.63     1,225,000                  1,255,625
Crown Americas LLC/Capital
   Sr Nts
     11-15-15             7.75       250,000                    256,875
Owens-Brockway Glass Container
     05-15-11             7.75     1,120,000                  1,148,000
Plastipak Holdings
   Sr Nts
     12-15-15             8.50     1,400,000(d)               1,435,000
Silgan Holdings
   Sr Sub Nts
     11-15-13             6.75       650,000                    637,000
                                                            -----------
Total                                                         6,225,938
-----------------------------------------------------------------------

PAPER (2.7%)
Boise Cascade LLC
     10-15-14             7.13     1,085,000                  1,041,600
Cascades
   Sr Nts
     02-15-13             7.25       435,000(c)                 432,825



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
54  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource VP - Income Opportunities Fund

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

PAPER (CONT.)
Georgia-Pacific
     06-15-15             7.70%   $2,082,000                 $2,134,050
Jefferson Smurfit US
     06-01-13             7.50     1,995,000                  1,840,388
NewPage
   Secured
     05-01-12            10.00     3,515,000                  3,699,537
Norampac
   Sr Nts
     06-01-13             6.75       315,000(c)                 306,338
Smurfit Kappa Funding
   Sr Nts
     10-01-12             9.63       640,000(c)                 676,800
                                                            -----------
Total                                                        10,131,538
-----------------------------------------------------------------------

PHARMACEUTICALS (0.4%)
Elan Finance
     11-15-11             7.75     1,600,000(c)               1,556,000
-----------------------------------------------------------------------

RAILROADS (0.2%)
Kansas City Southern de Mexico
   Sr Nts
     12-01-13             7.63       685,000(c,d)               685,000
-----------------------------------------------------------------------

RETAILERS (2.5%)
AutoNation
     04-15-14             7.00     1,430,000                  1,430,000
Michaels Stores
   Sr Nts
     11-01-14            10.00     2,140,000(d)               2,185,475
Neiman Marcus Group
     10-15-15            10.38     1,440,000                  1,593,000
Sally Holdings LLC
   Sr Nts
     11-15-14             9.25     1,515,000(d)               1,549,088
United Auto Group
     03-15-12             9.63     1,560,000                  1,643,850
United Auto Group
   Sr Sub Nts
     12-15-16             7.75     1,075,000(d)               1,075,000
                                                            -----------
Total                                                         9,476,413
-----------------------------------------------------------------------

TECHNOLOGY (3.2%)
Freescale Semiconductor
   Sr Nts
     12-15-14             8.88     1,425,000(d)               1,426,781
     12-15-14             9.24       445,000(b,d)               440,550
NXP Funding LLC
   Secured
     10-15-13             8.12     2,195,000(b,c,d)           2,227,925
NXP Funding LLC
   Sr Nts
     10-15-15             9.50     2,250,000(c,d)             2,309,063
Seagate Technology HDD Holdings
     10-01-16             6.80     3,000,000(c)               2,977,499
West
   Sr Nts
     10-15-14             9.50     2,525,000(d)               2,506,063
                                                            -----------
Total                                                        11,887,881
-----------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

TOBACCO (0.3%)
Reynolds American
   Secured
     06-01-16             7.63%     $995,000(d)              $1,061,731
-----------------------------------------------------------------------

TRANSPORTATION SERVICES (0.6%)
Avis Budget Car Rental LLC/Finance
   Sr Nts
     05-15-14             7.63       325,000(d)                 314,031
     05-15-16             7.75       240,000(d)                 231,300
Hertz
   Sr Nts
     01-01-14             8.88     1,475,000(d)               1,530,313
                                                            -----------
Total                                                         2,075,644
-----------------------------------------------------------------------

WIRELESS (3.3%)
American Tower
   Sr Nts
     10-15-12             7.13       415,000                    424,338
Centennial Cellular Operating/Communications
     06-15-13            10.13     1,000,000                  1,075,000
Centennial Communications/Cellular Operating LLC
   Sr Nts
     02-01-14             8.13       900,000                    906,750
Dobson Cellular Systems
   Secured
     11-01-11             8.38     1,350,000                  1,407,375
Nextel Communications
   Series F
     03-15-14             5.95     3,300,000                  3,242,250
Nextel Communications
   Sr Nts Series D
     08-01-15             7.38       950,000                    980,875
Nextel Communications
   Sr Nts Series E
     10-31-13             6.88       140,000                    143,150
Rogers Wireless
   Secured
     12-15-12             7.25     1,150,000(c)               1,210,375
     03-01-14             6.38     1,160,000(c)               1,164,350
Rogers Wireless
   Sr Sub Nts
     12-15-12             8.00       210,000(c)                 222,600
Rural Cellular
   Secured
     03-15-12             8.25     1,550,000                  1,608,125
                                                            -----------
Total                                                        12,385,188
-----------------------------------------------------------------------

WIRELINES (5.1%)
Cincinnati Bell
     07-15-13             7.25       110,000                    112,750
Citizens Communications
     05-15-11             9.25       100,000                    110,625
Citizens Communications
   Sr Nts
     01-15-13             6.25     1,285,000                  1,257,694
Embarq
     06-01-16             7.08     1,095,000                  1,134,111

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

WIRELINES (CONT.)
GCI
  Sr Nts
   02-15-14               7.25%   $1,175,000                 $1,151,500
Level 3 Financing
   10-15-11              10.75     1,440,000                  1,531,800
   03-15-13              12.25       450,000                    508,500
Level 3 Financing
  Sr Nts
   11-01-14               9.25       855,000(d)                 863,550
Qwest
   03-15-12               8.88     3,385,000                  3,770,044
Qwest Communications Intl
   02-15-14               7.50       250,000                    257,500
Qwest
  Sr Nts
   10-01-14               7.50       600,000(d)                 636,000
   06-15-15               7.63     1,025,000                  1,094,188
Windstream
  Sr Nts
   08-01-16               8.63     6,170,000(d)               6,717,587
                                                            -----------
Total                                                        19,145,849
-----------------------------------------------------------------------

TOTAL BONDS
(Cost: $333,179,154)                                       $338,055,252
-----------------------------------------------------------------------

SENIOR LOANS (4.5%)(f)

BORROWER                COUPON     PRINCIPAL                   VALUE(a)
                         RATE       AMOUNT

ELECTRIC (0.3%)
NRG Energy
  Tranche B Term Loan
   02-01-13               7.37%     $997,494                 $1,001,753
-----------------------------------------------------------------------

HEALTH CARE (0.7%)
HCA
  Tranche B Term Loan
   11-14-13               8.09     2,650,000                  2,666,828
-----------------------------------------------------------------------

MEDIA CABLE (0.7%)
Charter Communications Operating
  2nd Lien Term Loan
   04-28-13               8.00     2,750,000                  2,766,335
-----------------------------------------------------------------------

MEDIA NON CABLE (0.7%)
VNU
  Tranche B Term Loan
   08-09-13               8.13     2,500,000(c)               2,509,775
-----------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.3%)
ACE Cash Express
  Tranche B Term Loan
   10-05-13               8.32     1,015,000                  1,015,000
-----------------------------------------------------------------------

OTHER INDUSTRY (0.2%)
Rental Service
  2nd Lien Term Loan
   11-27-13          8.82-8.67       860,000                    865,917
-----------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
55  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource VP - Income Opportunities Fund

SENIOR LOANS (CONTINUED)

BORROWER                COUPON     PRINCIPAL                   VALUE(a)
                         RATE       AMOUNT

PAPER (1.2%)
Georgia Pacific
  2nd Lien Tranche C Term Loan
   12-23-13               8.39%   $4,450,000                 $4,455,295
-----------------------------------------------------------------------
RETAILERS (0.4%)
Sally Holdings LLC
  Tranche A Term Loan
   11-16-12          7.82-7.87       450,000                    451,800
Toys "R" Us
  Tranche B Term Loan
   07-19-12               9.63     1,000,000                  1,023,440
                                                            -----------
Total                                                         1,475,240
-----------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $16,742,196)                                         $16,756,143
-----------------------------------------------------------------------

MONEY MARKET FUND (5.8%)

                                      SHARES                   VALUE(a)

RiverSource Short-Term
  Cash Fund                       21,549,289(g)             $21,549,289
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $21,549,289)                                         $21,549,289
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $371,470,639)(h)                                    $376,360,684
=======================================================================


NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2006.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2006.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Nov. 30, 2006, the value of foreign securities represented 8.0% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
    Nov. 30, 2006, the value of these securities amounted to $83,191,129 or 22.3% of net assets.

(e) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(f) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(h) At Nov. 30, 2006, the cost of securities for federal income tax purposes was approximately $371,471,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                          $5,483,000

    Unrealized depreciation                                            (593,000)
    ---------------------------------------------------------------------------
    Net unrealized appreciation                                      $4,890,000
    ---------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------
56  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

INVESTMENTS IN SECURITIES

RiverSource VP - International Opportunity Fund

NOV. 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (99.8%)(c)

ISSUER                                SHARES                   VALUE(a)

AUSTRALIA (2.7%)
CAPITAL MARKETS (0.6%)
Macquarie Bank                       129,823                 $7,458,031
-----------------------------------------------------------------------

INSURANCE (0.4%)
QBE Insurance Group                  232,199                  4,742,576
-----------------------------------------------------------------------

METALS & MINING (1.7%)
BHP Billiton                         444,881                  9,205,853
Newcrest Mining                      252,107                  5,149,189
Rio Tinto                            132,787(e)               7,772,869
                                                            -----------
Total                                                        22,127,911
-----------------------------------------------------------------------

AUSTRIA (0.7%)
COMMERCIAL BANKS
Erste Bank der Oesterreichischen
  Sparkassen                         122,604                  8,932,343
-----------------------------------------------------------------------

BELGIUM (1.2%)
BEVERAGES (0.7%)
InBev                                139,457                  9,151,728
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.5%)
Colruyt                               34,355                  6,501,915
-----------------------------------------------------------------------

BRAZIL (0.7%)
AIRLINES (0.3%)
GOL Linhas Aereas Inteligentes ADR   142,261                  4,048,748
-----------------------------------------------------------------------

METALS & MINING (0.4%)
Companhia Vale do Rio Doce ADR       164,003                  4,552,723
-----------------------------------------------------------------------

CANADA (1.2%)
OIL, GAS & CONSUMABLE FUELS (0.7%)
Canadian Natural Resources            70,000                  3,796,880
Petro-Canada                         110,000                  4,963,109
                                                            -----------
Total                                                         8,759,989
-----------------------------------------------------------------------

ROAD & RAIL (0.5%)
Canadian Pacific Railway             110,000                  6,121,714
-----------------------------------------------------------------------

CHILE (0.4%)
COMMERCIAL BANKS
Banco Santander Chile ADR            108,638                  5,274,375
-----------------------------------------------------------------------

CHINA (1.1%)
COMMERCIAL BANKS (0.6%)
China Merchants Bank Series H      4,042,500(b)               7,764,444
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.5%)
PetroChina Series H                4,896,000                  6,231,410
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

FINLAND (0.5%)
OIL, GAS & CONSUMABLE FUELS
Neste Oil                            200,855                 $6,469,420
-----------------------------------------------------------------------

FRANCE (10.2%)
COMMERCIAL BANKS (1.6%)
BNP Paribas                           84,759                  9,131,928
Societe Generale                      64,420                 10,792,707
                                                            -----------
Total                                                        19,924,635
-----------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.7%)
VINCI                                 68,188                  8,565,731
-----------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.4%)
Imerys                                62,740                  5,500,746
-----------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.0%)
ALSTOM                                48,994(b)               5,693,891
Schneider Electric                    70,202                  7,600,749
                                                            -----------
Total                                                        13,294,640
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.3%)
Carrefour                             62,345                  3,898,116
-----------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.9%)
Essilor Intl                         102,634                 11,023,797
-----------------------------------------------------------------------

INSURANCE (2.2%)
Assurances Generales de France        75,206                 11,145,555
AXA                                  459,311                 17,397,705
                                                            -----------
Total                                                        28,543,260
-----------------------------------------------------------------------

MACHINERY (0.4%)
Vallourec                             18,555                  4,983,656
-----------------------------------------------------------------------

OFFICE ELECTRONICS (0.6%)
Neopost                               61,275                  7,875,860
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.5%)
Total                                272,114                 19,298,763
-----------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.6%)
LVMH Moet Hennessy Louis Vuitton      67,879(e)               7,039,086
-----------------------------------------------------------------------

GERMANY (5.9%)
AEROSPACE & DEFENSE (0.3%)
MTU Aero Engines Holding             101,840                  4,140,720
-----------------------------------------------------------------------

COMMERCIAL BANKS (0.6%)
Deutsche Postbank                     97,042                  8,143,180
-----------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.6%)
Wincor Nixdorf                        57,693                  8,277,343
-----------------------------------------------------------------------

ELECTRIC UTILITIES (0.3%)
E.ON                                  27,740                  3,562,199
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

GERMANY (CONT.)
HEALTH CARE PROVIDERS & SERVICES (0.7%)
Fresenius Medical Care & Co           62,554                 $8,394,836
-----------------------------------------------------------------------

INSURANCE (1.8%)
Allianz                              115,259                 22,431,770
-----------------------------------------------------------------------

MACHINERY (0.7%)
MAN                                   95,658                  9,120,373
-----------------------------------------------------------------------

SOFTWARE (0.3%)
SAP                                   17,209                  3,597,881
-----------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.6%)
Hypo Real Estate Holding             133,379                  7,761,875
-----------------------------------------------------------------------

GREECE (0.6%)
COMMERCIAL BANKS
EFG Eurobank Ergasias                229,665                  8,212,544
-----------------------------------------------------------------------

HONG KONG (2.5%)
DISTRIBUTORS (0.6%)
Li & Fung                          2,670,800                  7,759,961
-----------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.2%)
Cheung Kong Holdings                 429,000                  5,068,536
China Overseas Land & Investment   6,378,000                  6,977,885
Sun Hung Kai Properties              381,000                  4,315,296
                                                            -----------
Total                                                        16,361,717
-----------------------------------------------------------------------

SPECIALTY RETAIL (0.7%)
Esprit Holdings                      815,000                  8,450,292
-----------------------------------------------------------------------

HUNGARY (0.2%)
PHARMACEUTICALS
Richter Gedeon ADR                    13,808(d,g)             2,854,410
-----------------------------------------------------------------------

INDONESIA (0.4%)
DIVERSIFIED TELECOMMUNICATION SERVICES
Telekomunikasi Indonesia           4,667,000                  5,044,028
-----------------------------------------------------------------------

IRELAND (1.2%)
COMMERCIAL BANKS (0.6%)
Bank of Ireland                      354,634                  7,608,771
-----------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.6%)
CRH                                  219,244                  8,260,933
-----------------------------------------------------------------------

ITALY (4.1%)
COMMERCIAL BANKS (1.1%)
UniCredito Italiano                1,587,411                 13,707,432
-----------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.1%)
Saipem                               558,167                 14,060,274
-----------------------------------------------------------------------



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
57  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource VP - International Opportunity Fund

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

ITALY (CONT.)
FOOD PRODUCTS (0.6%)
Parmalat                           1,976,367(b)              $7,944,113
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.3%)
Eni                                  489,612                 16,029,487
-----------------------------------------------------------------------

JAPAN (22.8%)
AUTO COMPONENTS (0.3%)
Keihin                               166,000                  3,750,562
-----------------------------------------------------------------------

AUTOMOBILES (2.2%)
Honda Motor                          248,500                  8,802,920
Toyota Motor                         306,300                 18,578,072
                                                            -----------
Total                                                        27,380,992
-----------------------------------------------------------------------

BUILDING PRODUCTS (0.7%)
Asahi Glass                          739,000                  8,734,681
-----------------------------------------------------------------------

CAPITAL MARKETS (1.3%)
Nikko Cordial                        639,000                  7,895,024
Nomura Holdings                      308,000                  5,402,108
Tokai Tokyo Securities               667,000                  3,227,233
                                                            -----------
Total                                                        16,524,365
-----------------------------------------------------------------------

CHEMICALS (1.8%)
Showa Denko                        2,263,000                  8,974,573
Sumitomo Chemical                  1,237,000                  8,315,068
UBE Inds                           1,807,000                  5,370,727
                                                            -----------
Total                                                        22,660,368
-----------------------------------------------------------------------

COMMERCIAL BANKS (3.3%)
Bank of Yokohama                     601,000                  4,605,901
Mitsubishi UFJ Financial Group         1,440                 18,413,685
Mitsui Trust Holdings                596,000                  6,323,553
Mizuho Financial Group                 1,652                 12,160,912
                                                            -----------
Total                                                        41,504,051
-----------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.3%)
Okumura                              767,000                  3,737,584
-----------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.1%)
Japan Cash Machine                   131,700(e)               1,397,335
-----------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.2%)
Arisawa Mfg                          299,900                  3,368,498
Murata Mfg                            60,900                  4,156,817
Yokogawa Electric                    466,500                  7,517,043
                                                            -----------
Total                                                        15,042,358
-----------------------------------------------------------------------

HOUSEHOLD DURABLES (1.9%)
Daito Trust Construction             115,400                  5,972,404
Misawa Homes Holdings                113,900(b)               3,237,697
Sekisui Chemical                     949,000                  8,019,025
Sharp                                392,000                  6,601,071
                                                            -----------
Total                                                        23,830,197
-----------------------------------------------------------------------

INSURANCE (0.4%)
Millea Holdings                       24,200                    869,812
T&D Holdings                          64,150                  4,672,408
                                                            -----------
Total                                                         5,542,220
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

JAPAN (CONT.)
INTERNET SOFTWARE & SERVICES (0.3%)
eAccess                                6,479(e)              $3,778,577
-----------------------------------------------------------------------

MACHINERY (1.2%)
AMADA                                663,000                  6,730,819
SMC                                   65,800                  9,033,713
                                                            -----------
Total                                                        15,764,532
-----------------------------------------------------------------------

METALS & MINING (0.9%)
Mitsui Mining & Smelting           1,774,000                  8,414,775
Pacific Metals                       351,000                  3,026,594
                                                            -----------
Total                                                        11,441,369
-----------------------------------------------------------------------

MULTILINE RETAIL (0.3%)
Mitsukoshi                           695,000                  3,446,777
-----------------------------------------------------------------------

OFFICE ELECTRONICS (1.5%)
Canon                                242,250                 12,809,486
Ricoh                                366,000                  6,956,973
                                                            -----------
Total                                                        19,766,459
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.9%)
Nippon Mining Holdings             1,188,500                  8,677,056
Nippon Oil                           407,000                  2,894,082
                                                            -----------
Total                                                        11,571,138
-----------------------------------------------------------------------

PHARMACEUTICALS (1.4%)
Shionogi & Co                        331,000                  6,420,382
Takeda Pharmaceutical                184,400                 12,044,790
                                                            -----------
Total                                                        18,465,172
-----------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.2%)
Mitsui Fudosan                       227,000                  5,334,716
Sumitomo Real Estate Sales            52,760                  4,139,112
TOC                                1,217,250                  6,205,093
                                                            -----------
Total                                                        15,678,921
-----------------------------------------------------------------------

SOFTWARE (0.7%)
Nintendo                              37,500                  8,942,458
-----------------------------------------------------------------------

SPECIALTY RETAIL (0.3%)
Komeri                               135,300                  4,278,538
-----------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.3%)
ONWARD Kashiyama                     308,000                  4,132,746
-----------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.3%)
Mitsubishi Logistics                 235,000                  3,746,112
-----------------------------------------------------------------------

MEXICO (0.7%)
MEDIA
Grupo Televisa ADR                   348,364                  9,155,006
-----------------------------------------------------------------------

NETHERLANDS (1.1%)
DIVERSIFIED FINANCIAL SERVICES (0.6%)
ING Groep                            180,753                  7,705,940
-----------------------------------------------------------------------

FOOD PRODUCTS (0.5%)
Royal Numico                         135,399                  6,981,021
-----------------------------------------------------------------------


COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

RUSSIA (0.6%)
OIL, GAS & CONSUMABLE FUELS
Gazprom ADR                          161,379                 $7,536,399
-----------------------------------------------------------------------

SINGAPORE (1.5%)
COMMERCIAL BANKS (0.5%)
DBS Group Holdings                   464,000                  6,331,384
-----------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.6%)
Keppel                               672,000                  7,597,661
-----------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
City Developments                    724,200                  5,693,840
-----------------------------------------------------------------------

SOUTH AFRICA (0.8%)
MEDIA (0.3%)
Naspers Series N                     217,771                  4,442,319
-----------------------------------------------------------------------

METALS & MINING (0.5%)
Impala Platinum Holdings             207,864                  5,256,718
-----------------------------------------------------------------------

SOUTH KOREA (1.5%)
COMMERCIAL BANKS (1.1%)
Kookmin Bank                          68,930                  5,372,518
Shinhan Financial Group              169,390                  8,251,585
                                                            -----------
Total                                                        13,624,103
-----------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.4%)
Samsung Electronics                    7,680                  5,274,884
-----------------------------------------------------------------------

SPAIN (2.3%)
COMMERCIAL BANKS (1.6%)
Banco Bilbao Vizcaya Argentaria      847,838                 20,492,495
-----------------------------------------------------------------------

SPECIALTY RETAIL (0.7%)
Inditex                              181,713                  9,210,084
-----------------------------------------------------------------------

SWEDEN (2.1%)
BUILDING PRODUCTS (0.8%)
ASSA ABLOY Cl B                      465,400                  9,463,908
-----------------------------------------------------------------------

COMMERCIAL BANKS (0.6%)
Skandinaviska Enskilda Banken        257,400                  7,555,332
-----------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.7%)
Telefonaktiebolaget LM
  Ericsson Series B                2,444,000                  9,457,928
-----------------------------------------------------------------------

SWITZERLAND (8.8%)
CAPITAL MARKETS (3.1%)
Credit Suisse Group                  197,631                 13,070,397
UBS                                  425,285                 25,571,046
                                                            -----------
Total                                                        38,641,443
-----------------------------------------------------------------------

CHEMICALS (0.7%)
Syngenta                              52,118(b)               9,168,384
-----------------------------------------------------------------------

FOOD PRODUCTS (1.1%)
Nestle                                39,584                 13,973,156
-----------------------------------------------------------------------




See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
58  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource VP - International Opportunity Fund

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

SWITZERLAND (CONT.)
HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
Nobel Biocare Holding                 27,326                 $7,434,095
-----------------------------------------------------------------------

METALS & MINING (0.6%)
Xstrata                              182,936                  8,200,070
-----------------------------------------------------------------------

PHARMACEUTICALS (2.7%)
Novartis                             270,433                 15,763,786
Roche Holding                        106,943                 19,321,672
                                                            -----------
Total                                                        35,085,458
-----------------------------------------------------------------------

TAIWAN (0.5%)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Taiwan Semiconductor Mfg           3,162,877                  6,399,026
-----------------------------------------------------------------------

UNITED KINGDOM (23.5%)
AEROSPACE & DEFENSE (1.3%)
BAE Systems                          606,452                  4,614,142
Rolls-Royce Group                  1,382,776(b)              11,587,767
Rolls-Royce Group Series B        50,747,879                     99,770
                                                            -----------
Total                                                        16,301,679
-----------------------------------------------------------------------

COMMERCIAL BANKS (3.8%)
Barclays                             503,501                  6,736,154
HSBC Holdings                        994,485                 18,339,377
Standard Chartered                   766,384                 21,982,912
                                                            -----------
Total                                                        47,058,443
-----------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.9%)
Hanson                               839,567                 12,032,792
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (3.3%)
Tesco                              3,241,034                 24,929,952
Wm Morrison Supermarkets           3,315,840                 16,916,653
                                                            -----------
Total                                                        41,846,605
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

UNITED KINGDOM (CONT.)
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.6%)
Drax Group                           465,274                 $7,395,581
-----------------------------------------------------------------------

INSURANCE (1.6%)
Admiral Group                        347,263                  6,164,953
Hiscox                             1,147,922                  5,969,275
Resolution                           650,388                  8,119,509
                                                            -----------
Total                                                        20,253,737
-----------------------------------------------------------------------

MEDIA (0.4%)
Yell Group                           462,836                  5,232,130
-----------------------------------------------------------------------

METALS & MINING (2.1%)
Anglo American                       421,383                 19,567,728
Corus Group                          743,976                  7,324,254
                                                            -----------
Total                                                        26,891,982
-----------------------------------------------------------------------

MULTILINE RETAIL (0.9%)
Marks & Spencer Group                860,666                 11,556,834
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.4%)
BG Group                           1,538,986                 20,710,550
BP                                 2,026,268                 22,866,111
                                                            -----------
Total                                                        43,576,661
-----------------------------------------------------------------------

PHARMACEUTICALS (1.7%)
AstraZeneca                          154,192                  8,942,673
GlaxoSmithKline                      235,668                  6,259,498
Shire                                331,500                  6,641,119
                                                            -----------
Total                                                        21,843,290
-----------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
British Land                         186,349                  5,579,695
-----------------------------------------------------------------------

SPECIALTY RETAIL (1.2%)
Carphone Warehouse Group           1,452,197                  7,722,827
Signet Group                       3,374,494                  7,762,078
                                                            -----------
Total                                                        15,484,905
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

UNITED KINGDOM (CONT.)
TOBACCO (0.3%)
British American Tobacco             143,465                 $4,058,731
-----------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.0%)
SIG                                  304,052                  5,774,422
Wolseley                             285,249                  6,673,514
                                                            -----------
Total                                                        12,447,936
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.6%)
Vodafone Group                     3,015,161                  7,972,900
-----------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $1,003,570,757)                                   $1,275,141,823
-----------------------------------------------------------------------

OTHER (--%)(c)

ISSUER                                SHARES                   VALUE(a)

HONG KONG
CHINA OVERSEAS LAND & INVESTMENT
Warrants                             797,250(b,g)              $417,156
-----------------------------------------------------------------------

TOTAL OTHER
(Cost: $--)                                                    $417,156
-----------------------------------------------------------------------

MONEY MARKET FUND (1.5%)(f)

                                      SHARES                   VALUE(a)

RiverSource Short-Term
  Cash Fund                       18,853,519(h)             $18,853,519
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $18,853,519)                                         $18,853,519
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,022,424,276)(i)                                $1,294,412,498
=======================================================================


NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2006.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
    Nov. 30, 2006, the value of these securities amounted to $2,854,410 or 0.2% of net assets.

(e) At Nov. 30, 2006, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in a money market fund and represents 1.2% of net assets. 0.3% of net assets is the Fund's cash equivalent position.

(g) Identifies issues considered to be illiquid as to their marketability.
    These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Nov. 30, 2006, is as follows:

    SECURITY                              ACQUISITION DATES             COST
    --------------------------------------------------------------------------
    China Overseas Land & Investment
      Warrants                                06-29-06                     $--
    Richter Gedeon ADR*                       04-20-06               2,948,050

    *Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

--------------------------------------------------------------------------------
59  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource VP - International Opportunity Fund

NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)

(h) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(i) At Nov. 30, 2006, the cost of securities for federal income tax purposes was approximately $1,022,424,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                        $284,915,000

    Unrealized depreciation                                         (12,927,000)
    ---------------------------------------------------------------------------
    Net unrealized appreciation                                    $271,988,000
    ---------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(ii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------
60  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

INVESTMENTS IN SECURITIES

RiverSource VP - Large Cap Equity Fund

NOV. 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (96.3%)

ISSUER                                SHARES                   VALUE(a)

AEROSPACE & DEFENSE (3.2%)
Boeing                               433,609                $38,387,405
DRS Technologies                      27,816                  1,382,177
General Dynamics                      49,994                  3,741,551
Goodrich                             197,383                  8,882,235
Honeywell Intl                       720,780                 30,979,124
L-3 Communications Holdings           44,103                  3,627,472
Lockheed Martin                      143,725                 12,999,926
Northrop Grumman                     126,362                  8,457,409
United Technologies                  191,758                 12,374,144
                                                            -----------
Total                                                       120,831,443
-----------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.1%)
United Parcel Service Cl B            31,710                  2,470,843
-----------------------------------------------------------------------

AIRLINES (--%)
UAL                                   29,837(b)               1,210,785
-----------------------------------------------------------------------

AUTO COMPONENTS (--%)
Goodyear Tire & Rubber                17,391(b)                 293,038
Johnson Controls                      19,181                  1,559,991
                                                            -----------
Total                                                         1,853,029
-----------------------------------------------------------------------

AUTOMOBILES (0.1%)
Ford Motor                           184,492                  1,499,920
General Motors                        55,476                  1,621,563
                                                            -----------
Total                                                         3,121,483
-----------------------------------------------------------------------

BEVERAGES (1.6%)
Anheuser-Busch Companies              75,397                  3,582,111
Brown-Forman Cl B                      7,702                    534,904
Coca-Cola                            397,956                 18,636,279
Coca-Cola Enterprises                 27,032                    552,804
Constellation Brands Cl A             20,656(b)                 577,955
Molson Coors Brewing Cl B              4,478                    318,296
Pepsi Bottling Group                  13,323                    417,276
PepsiCo                              557,580                 34,553,234
                                                            -----------
Total                                                        59,172,859
-----------------------------------------------------------------------

BIOTECHNOLOGY (2.3%)
Amgen                                486,348(b)              34,530,708
Biogen Idec                          281,109(b)              14,690,756
Genentech                            391,186(b)              31,979,456
Gilead Sciences                       37,327(b)               2,460,596
MedImmune                             29,497(b)                 964,257
                                                            -----------
Total                                                        84,625,773
-----------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
American Standard Companies           30,239                  1,355,010
Masco                                118,312                  3,394,371
                                                            -----------
Total                                                         4,749,381
-----------------------------------------------------------------------


COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

CAPITAL MARKETS (2.9%)
Bank of New York                     142,195                 $5,053,610
Bear Stearns Companies                11,807                  1,800,331
Charles Schwab                        78,500                  1,439,690
Franklin Resources                    96,355                 10,284,933
Goldman Sachs Group                   42,341                  8,248,027
KKR Private Equity Investors LP Unit 546,249                 11,887,683
Legg Mason                            12,395                  1,181,987
Lehman Brothers Holdings             233,843                 17,227,214
Merrill Lynch & Co                   228,438                 19,972,334
Morgan Stanley                       271,982                 20,714,149
Nuveen Investments Cl A                5,788                    287,201
State Street                         136,962                  8,509,449
                                                            -----------
Total                                                       106,606,608
-----------------------------------------------------------------------

CHEMICALS (1.0%)
Air Products & Chemicals              21,611                  1,494,185
Ashland                               35,168                  2,377,708
Dow Chemical                         289,207                 11,571,171
Eastman Chemical                      56,644                  3,363,521
Ecolab                                17,523                    777,145
EI du Pont de Nemours & Co           150,542                  7,064,936
Hercules                              11,116(b)                 207,091
Intl Flavors & Fragrances              7,737                    364,490
Monsanto                              53,239                  2,559,199
PPG Inds                              16,201                  1,041,724
Praxair                               31,617                  1,972,901
Rohm & Haas                           14,080                    735,258
RPM Intl                              72,909                  1,470,575
Sigma-Aldrich                          6,510                    495,476
                                                            -----------
Total                                                        35,495,380
-----------------------------------------------------------------------

COMMERCIAL BANKS (2.5%)
BB&T                                  52,674                  2,265,509
Comerica                              15,910                    926,758
Commerce Bancorp                      54,858                  1,906,864
Compass Bancshares                    12,691                    725,164
Fifth Third Bancorp                   54,719                  2,157,570
First Horizon Natl                    12,157                    484,578
Huntington Bancshares                 23,298                    566,374
Industrial & Commercial
  Bank of China Series H           1,327,000(b,c)               672,167
M&T Bank                               7,621                    904,155
Natl City                             59,326                  2,141,669
North Fork Bancorporation             48,054                  1,348,876
PNC Financial Services Group         107,363                  7,589,490
Regions Financial                     71,376                  2,615,933
SunTrust Banks                        35,781                  2,921,519
US Bancorp                           443,770                 14,928,423
Wachovia                             383,300                 20,771,027
Wells Fargo & Co                     796,618                 28,072,817
Zions Bancorporation                  10,463                    818,625
                                                            -----------
Total                                                        91,817,518
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

COMMERCIAL SERVICES & SUPPLIES (0.2%)
Allied Waste Inds                     24,961(b)                $316,505
Avery Dennison                        32,809                  2,213,623
Cintas                                13,394                    565,227
Equifax                                7,515                    285,495
Robert Half Intl                      16,802                    648,389
Waste Management                      53,013                  1,940,806
                                                            -----------
Total                                                         5,970,045
-----------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (3.6%)
Alcatel-Lucent                        22,653(c)                 303,616
Cisco Systems                      2,793,774(b)              75,096,645
Corning                              206,945(b)               4,461,734
Juniper Networks                      54,379(b)               1,157,729
Lucent Technologies                4,856,143(b)              12,528,849
Motorola                             633,823                 14,051,856
QUALCOMM                             562,372                 20,577,191
Redback Networks                     226,830(b)               3,338,938
Tellabs                              169,991(b)               1,706,710
                                                            -----------
Total                                                       133,223,268
-----------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.3%)
Apple Computer                        95,259(b)               8,733,345
Dell                                 187,670(b)               5,112,131
EMC                                  784,138(b)              10,280,049
Hewlett-Packard                      913,792                 36,058,232
Intl Business Machines               287,580                 26,434,354
SanDisk                               16,110(b)                 715,284
                                                            -----------
Total                                                        87,333,395
-----------------------------------------------------------------------

CONSTRUCTION MATERIALS (--%)
Vulcan Materials                       9,464                    839,646
-----------------------------------------------------------------------

CONSUMER FINANCE (0.8%)
American Express                     204,937                 12,033,901
Capital One Financial                201,807                 15,716,693
SLM                                   40,217                  1,843,547
                                                            -----------
Total                                                        29,594,141
-----------------------------------------------------------------------

CONTAINERS & PACKAGING (0.1%)
Ball                                  10,221                    437,050
Bemis                                 10,282                    350,925
Pactiv                                13,533(b)                 466,212
Sealed Air                             7,952                    473,224
Temple-Inland                         67,297                  2,631,312
                                                            -----------
Total                                                         4,358,723
-----------------------------------------------------------------------

DISTRIBUTORS (--%)
Genuine Parts                         16,802                    787,846
-----------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (--%)
Apollo Group Cl A                     13,726(b)                 532,432
-----------------------------------------------------------------------



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
61  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource VP - Large Cap Equity Fund

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

DIVERSIFIED FINANCIAL SERVICES (4.9%)
Bank of America                    1,305,339                $70,292,505
Chicago Mercantile Exchange
  Holdings                             3,489                  1,868,708
CIT Group                             19,502                  1,014,299
Citigroup                          1,297,269                 64,331,570
Consumer Discretionary Select
  Sector SPDR Fund                    30,073                  1,133,151
Financial Select Sector SPDR Fund    103,388                  3,691,985
iShares Dow Jones US Healthcare
  Sector Index Fund                        1                         66
JPMorgan Chase & Co                  804,064                 37,212,082
Moody's                               23,225                  1,613,673
                                                            -----------
Total                                                       181,158,039
-----------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.5%)
AT&T                                 701,434                 23,785,627
BellSouth                            824,133                 36,748,090
Chunghwa Telecom ADR                 169,813(c)               3,226,447
Citizens Communications              103,327                  1,464,144
Embarq                               379,892                 19,545,443
France Telecom                       195,042(c)               5,062,946
Qwest Communications Intl            318,085(b)               2,446,074
Verizon Communications               756,695                 26,438,923
Windstream                           717,441                 10,001,128
                                                            -----------
Total                                                       128,718,822
-----------------------------------------------------------------------

ELECTRIC UTILITIES (1.4%)
Allegheny Energy                      16,143(b)                 716,103
American Electric Power               38,642                  1,604,029
Edison Intl                           31,956                  1,469,337
Entergy                              115,091                 10,510,110
Exelon                               242,943                 14,753,929
FirstEnergy                           32,351                  1,935,884
FPL Group                             77,127                  4,110,869
Pinnacle West Capital                  9,757                    481,410
PPL                                  125,852                  4,574,720
Progress Energy                       24,849                  1,187,037
Southern                             296,428                 10,745,516
                                                            -----------
Total                                                        52,088,944
-----------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.1%)
Cooper Inds Cl A                       8,836                    807,964
Emerson Electric                      38,390                  3,328,412
Rockwell Automation                   16,607                  1,080,784
                                                            -----------
Total                                                         5,217,160
-----------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Flextronics Intl                     169,264(b,c)             1,904,220
-----------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.8%)
Baker Hughes                          66,506                  4,883,536
BJ Services                          213,137                  7,197,636
Cameron Intl                          48,185(b)               2,617,409
Halliburton                           76,930                  2,595,618
Natl Oilwell Varco                    57,664(b)               3,835,233
Pride Intl                            28,292(b)                 913,549
TODCO                                 15,292(b)                 611,833

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

ENERGY EQUIPMENT & SERVICES (CONT.)
Transocean                            16,832(b)              $1,312,054
Weatherford Intl                     159,331(b)               7,155,555
                                                            -----------
Total                                                        31,122,423
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.3%)
Costco Wholesale                      24,846                  1,298,452
CVS                                  319,221                  9,183,988
Rite Aid                             269,125(b)               1,278,344
Safeway                              632,273                 19,480,331
SYSCO                                 60,666                  2,174,876
Wal-Mart Stores                      323,570                 14,916,577
Whole Foods Market                    13,847                    675,734
                                                            -----------
Total                                                        49,008,302
-----------------------------------------------------------------------

FOOD PRODUCTS (1.1%)
Archer-Daniels-Midland                64,314                  2,257,421
Cadbury Schweppes                    132,832(c)               1,367,108
Campbell Soup                         88,403                  3,365,502
ConAgra Foods                         50,104                  1,287,673
Dean Foods                            13,092(b)                 560,599
General Mills                        125,311                  7,011,150
Hershey                               41,702                  2,208,955
HJ Heinz                              32,512                  1,445,158
Kellogg                              355,511                 17,697,339
Kraft Foods Cl A                      40,376                  1,415,179
McCormick & Co                        12,931                    500,688
Sara Lee                              74,555                  1,236,122
Tyson Foods Cl A                      24,713                    392,690
WM Wrigley Jr                         21,504                  1,127,670
                                                            -----------
Total                                                        41,873,254
-----------------------------------------------------------------------

GAS UTILITIES (0.1%)
Nicor                                  4,368                    216,434
ONEOK                                 84,034                  3,633,631
Peoples Energy                         3,773                    163,710
                                                            -----------
Total                                                         4,013,775
-----------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.0%)
Bausch & Lomb                         26,151                  1,266,231
Baxter Intl                           39,751                  1,778,460
Boston Scientific                  2,542,149(b)              40,216,798
Medtronic                            376,286                 19,615,789
St. Jude Medical                     120,585(b)               4,494,203
Stryker                               75,385                  3,909,466
Zimmer Holdings                       57,846(b)               4,220,444
                                                            -----------
Total                                                        75,501,391
-----------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.1%)
Aetna                                172,131                  7,110,732
Brookdale Senior Living                2,034                     92,852
Cardinal Health                      389,108                 25,144,159
Caremark Rx                           41,872                  1,980,546
CIGNA                                 31,705                  3,996,415
Coventry Health Care                  15,585(b)                 750,106
Express Scripts                       13,511(b)                 921,450
Health Management Associates Cl A     23,567                    483,124
HealthSouth                           99,704(b)               2,377,940
Humana                                16,190(b)                 875,879

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

HEALTH CARE PROVIDERS & SERVICES (CONT.)
Laboratory Corp of America Holdings   12,280(b)                $869,424
Manor Care                             7,225                    343,332
McKesson                             143,237                  7,075,908
Patterson Companies                   13,629(b)                 505,772
Quest Diagnostics                     15,855                    843,010
Tenet Healthcare                      46,227(b)                 327,749
UnitedHealth Group                   516,085                 25,329,452
                                                            -----------
Total                                                        79,027,850
-----------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (--%)
IMS Health                            19,765                    542,945
-----------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.7%)
Applebee's Intl                      167,098                  3,801,480
Carnival Unit                         54,753                  2,682,349
Chipotle Mexican Grill Cl A            2,434(b)                 141,050
Chipotle Mexican Grill Cl B            9,337(b)                 505,607
Harrah's Entertainment                24,914                  1,960,732
Intl Game Technology                  15,470                    677,277
Marriott Intl Cl A                   189,077                  8,536,826
McDonald's                           140,872                  5,912,398
Orient-Express Hotels
   Series A                           19,142(c)                 819,469
Pinnacle Entertainment                26,999(b)                 877,737
Starbucks                             32,945(b)               1,162,629
Yum! Brands                            8,746                    535,168
                                                            -----------
Total                                                        27,612,722
-----------------------------------------------------------------------

HOUSEHOLD DURABLES (0.3%)
Centex                                11,625                    643,328
DR Horton                            128,108                  3,412,796
Fortune Brands                        14,793                  1,196,754
Harman Intl Inds                       6,392                    663,745
Hovnanian Enterprises Cl A            60,143(b)               2,135,677
KB HOME                                7,778                    402,045
Leggett & Platt                       17,719                    421,358
Lennar Cl A                           13,575                    712,688
Newell Rubbermaid                     27,159                    773,760
Pulte Homes                           20,761                    700,476
Snap-On                                5,694                    270,465
Stanley Works                          7,937                    404,946
Whirlpool                              7,672                    654,422
                                                            -----------
Total                                                        12,392,460
-----------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.4%)
Clorox                                14,826                    948,864
Colgate-Palmolive                    370,692                 24,113,515
Kimberly-Clark                        44,941                  2,987,228
Procter & Gamble                     800,872                 50,286,753
Spectrum Brands                    1,351,417(b)              11,946,526
                                                            -----------
Total                                                        90,282,886
-----------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
AES                                   64,874(b)               1,516,105
Constellation Energy Group            17,621                  1,208,977
Dynegy Cl A                           37,098(b)                 251,895
TXU                                   45,252                  2,597,013
                                                            -----------
Total                                                         5,573,990
-----------------------------------------------------------------------




See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
62  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource VP - Large Cap Equity Fund

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

INDUSTRIAL CONGLOMERATES (2.8%)
3M                                    96,694                 $7,876,693
General Electric                   2,579,055                 90,989,061
Tyco Intl                            182,193(c)               5,518,626
                                                            -----------
Total                                                       104,384,380
-----------------------------------------------------------------------

INSURANCE (4.8%)
ACE                                  416,594(c)              23,679,203
AFLAC                                231,460                 10,216,644
Allied World Assurance Holdings       50,290(b,c)             2,134,811
American Intl Group                1,139,712                 80,144,548
Aon                                  167,852                  5,988,959
Arch Capital Group                    49,400(b,c)             3,299,920
Aspen Insurance Holdings             166,182(c)               4,478,605
Chubb                                 68,433                  3,542,092
Endurance Specialty Holdings          59,165(c)               2,220,462
Hartford Financial Services Group    207,749                 17,816,554
Max Re Capital                       236,411(c)               5,673,864
Natl Financial Partners                7,858                    356,125
Prudential Financial                 188,336                 15,345,617
XL Capital Cl A                       37,998(c)               2,702,418
                                                            -----------
Total                                                       177,599,822
-----------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.1%)
Amazon.com                            30,641(b)               1,236,058
Liberty Media - Interactive Cl A     159,434(b,d)             3,628,718
                                                            -----------
Total                                                         4,864,776
-----------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.9%)
Baidu.com ADR                         14,208(b,c)             1,645,002
eBay                                 158,729(b)               5,134,883
Google Cl A                          114,461(b,f)            55,504,429
Yahoo!                               248,752(b)               6,713,816
                                                            -----------
Total                                                        68,998,130
-----------------------------------------------------------------------

IT SERVICES (1.3%)
Accenture Cl A                         8,218(c)                 276,947
Affiliated Computer Services Cl A    102,549(b)               5,183,852
Automatic Data Processing            173,631                  8,374,223
BearingPoint                         450,676(b)               3,776,665
Electronic Data Systems              515,584                 13,992,949
First Data                           510,614                 12,893,004
Ness Technologies                     53,982(b,c)               858,314
Paychex                               33,925                  1,336,984
Satyam Computer Services ADR          32,369(c)                 755,816
Unisys                                33,577(b)                 242,090
Western Union                         17,180(b)                 391,704
                                                            -----------
Total                                                        48,082,548
-----------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Eastman Kodak                         28,174                    733,087
Mattel                                67,513                  1,481,911
                                                            -----------
Total                                                         2,214,998
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

LIFE SCIENCES TOOLS & SERVICES (0.1%)
PerkinElmer                          121,523                 $2,633,403
Thermo Fisher Scientific              24,406(b)               1,069,715
                                                            -----------
Total                                                         3,703,118
-----------------------------------------------------------------------

MACHINERY (1.0%)
Caterpillar                          167,600                 10,396,229
Danaher                               23,404                  1,711,300
Deere & Co                            77,315                  7,422,240
Dover                                 20,464                  1,029,339
Flowserve                             90,000(b)               4,845,600
Illinois Tool Works                   29,009                  1,369,225
Ingersoll-Rand Cl A                   33,512(c)               1,307,303
ITT                                   34,582                  1,865,699
Navistar Intl                          6,262(b)                 200,321
Parker Hannifin                       68,706                  5,735,577
                                                            -----------
Total                                                        35,882,833
-----------------------------------------------------------------------

MEDIA (7.8%)
Cablevision Systems Cl A             133,901                  3,718,431
CBS Cl B                                 369                     10,978
Charter Communications Cl A        1,275,585(b)               3,762,976
Clear Channel Communications          42,551                  1,496,093
Comcast Cl A                         511,822(b)              20,708,318
Comcast Special Cl A                 290,870(b)              11,716,244
EchoStar Communications Cl A          78,927(b)               2,842,161
Idearc                                37,835(b)               1,041,969
Liberty Global Cl A                  582,687(b)              15,715,068
Liberty Global Series C              275,089(b)               7,196,328
Liberty Media - Capital Series A      31,885(b,d)             2,803,329
News Corp Cl A                     1,805,979                 37,203,167
NTL                                4,651,921                112,064,778
Time Warner                          894,744                 18,020,144
Viacom Cl B                          446,491(b)              16,747,877
Vivendi                              625,250(c)              24,055,753
Walt Disney                          240,436                  7,946,410
WorldSpace Cl A                      147,719(b)                 720,869
XM Satellite Radio Holdings Cl A     104,043(b)               1,502,381
                                                            -----------
Total                                                       289,273,274
-----------------------------------------------------------------------

METALS & MINING (0.8%)
Alcan                                 20,256(c)                 974,516
Alcoa                                190,657                  5,942,779
Allegheny Technologies                 9,866                    884,487
Coeur d'Alene Mines                1,450,259(b)               7,903,911
Freeport-McMoRan Copper & Gold
  Cl B                                19,340                  1,215,906
Newmont Mining                       153,627                  7,206,643
Nucor                                 30,240                  1,809,864
Phelps Dodge                          20,007                  2,460,861
                                                            -----------
Total                                                        28,398,967
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

MULTILINE RETAIL (1.1%)
Dollar General                        30,523                   $474,327
Family Dollar Stores                  60,492                  1,687,122
Federated Department Stores          152,434                  6,415,947
JC Penney                            116,641                  9,021,015
Kohl's                                32,940(b)               2,292,624
Target                               351,521                 20,419,855
                                                            -----------
Total                                                        40,310,890
-----------------------------------------------------------------------

MULTI-UTILITIES (0.8%)
Ameren                                20,192                  1,104,704
CenterPoint Energy                    30,579                    499,967
CMS Energy                            21,734(b)                 352,308
Consolidated Edison                   24,174                  1,165,670
Dominion Resources                   150,421                 12,144,992
DTE Energy                            17,435                    821,014
Duke Energy                          122,897                  3,898,293
KeySpan                               17,167                    704,362
NiSource                              26,757                    659,828
PG&E                                  34,139                  1,568,004
Public Service Enterprise Group       24,689                  1,659,595
Sempra Energy                         25,620                  1,396,290
TECO Energy                           20,489                    348,108
Xcel Energy                          170,439                  3,913,279
                                                            -----------
Total                                                        30,236,414
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (7.7%)
Anadarko Petroleum                    76,122                  3,757,382
BP ADR                                19,006(c)               1,293,928
Chesapeake Energy                    213,302                  7,258,667
Chevron                              667,995                 48,309,398
ConocoPhillips                       611,354                 41,144,124
CONSOL Energy                         18,171                    667,057
Devon Energy                          54,281                  3,982,597
El Paso                               64,271                    938,357
Exxon Mobil                        1,847,715                141,922,990
Kinder Morgan                         10,421                  1,093,684
Newfield Exploration                  29,936(b)               1,489,915
Occidental Petroleum                 125,332                  6,309,213
Royal Dutch Shell ADR                 28,389(c)               2,016,471
Sunoco                                20,246                  1,379,967
Total                                197,673(c)              14,019,287
Valero Energy                         74,300                  4,091,701
Williams Companies                    57,133                  1,586,012
XTO Energy                            74,631                  3,776,329
                                                            -----------
Total                                                       285,037,079
-----------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.4%)
Bowater                              131,398                  2,864,476
Intl Paper                           162,547                  5,380,306
Louisiana-Pacific                     10,320                    217,752
MeadWestvaco                          17,770                    524,215
Weyerhaeuser                         106,067                  6,860,414
                                                            -----------
Total                                                        15,847,163
-----------------------------------------------------------------------




See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
63  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource VP - Large Cap Equity Fund

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

PERSONAL PRODUCTS (0.1%)
Alberto-Culver                         7,654                   $153,616
Avon Products                         43,909                  1,433,189
Estee Lauder Companies Cl A           12,671                    523,186
                                                            -----------
Total                                                         2,109,991
-----------------------------------------------------------------------

PHARMACEUTICALS (6.6%)
AstraZeneca                          326,152(c)              18,915,838
Bristol-Myers Squibb                 969,148                 24,063,945
Elan ADR                              74,974(b,c)             1,084,874
Eli Lilly & Co                       224,383                 12,024,685
GlaxoSmithKline ADR                   41,788(c)               2,220,196
Johnson & Johnson                    378,452                 24,943,771
Merck & Co                           652,156                 29,027,463
Novartis ADR                         112,431(c)               6,567,095
Pfizer                             3,331,675                 91,587,745
Roche Holding                          9,083(c)               1,641,049
Schering-Plough                      637,306                 14,027,105
Teva Pharmaceutical Inds ADR         249,629(c)               8,003,106
Watson Pharmaceuticals               127,698(b)               3,278,008
Wyeth                                142,695                  6,889,315
                                                            -----------
Total                                                       244,274,195
-----------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.5%)
Apartment Investment & Management Cl A53,837                  3,103,165
Archstone-Smith Trust                 21,014                  1,260,420
Boston Properties                     11,210                  1,312,131
Equity Office Properties Trust       118,237                  5,699,023
Equity Residential                    28,537                  1,519,881
HomeBanc                             356,354                  1,500,250
Kimco Realty                          21,243                    985,250
Plum Creek Timber                     17,578                    654,956
ProLogis                              24,041                  1,566,752
Public Storage                        11,893                  1,145,058
Vornado Realty Trust                  11,954                  1,507,519
                                                            -----------
Total                                                        20,254,405
-----------------------------------------------------------------------

ROAD & RAIL (0.1%)
Avis Budget Group                      2,782                     56,920
CSX                                   52,922                  1,897,783
Norfolk Southern                      56,417                  2,778,537
                                                            -----------
Total                                                         4,733,240
-----------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.6%)
Advanced Micro Devices               431,124(b)               9,299,345
Agere Systems                         77,123(b)               1,382,044
ASML Holding                          24,779(b,c)               616,997
Broadcom Cl A                        164,056(b)               5,385,958
Credence Systems                      85,442(b)                 328,097
Cypress Semiconductor                200,751(b)               3,491,060
Freescale Semiconductor Cl A         912,080(b)              36,401,114

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
Freescale Semiconductor Cl B         183,293(b)              $7,318,889
Infineon Technologies                237,491(b,c)             3,044,680
Infineon Technologies ADR            189,722(b,c)             2,453,105
Intel                                867,960                 18,530,946
LSI Logic                             86,362(b)                 920,619
Maxim Integrated Products             55,369                  1,743,016
NVIDIA                                30,199(b)               1,117,061
Spansion Cl A                        210,791(b)               3,079,657
Texas Instruments                    114,135                  3,372,689
Verigy                                 4,453(b,c)                79,448
                                                            -----------
Total                                                        98,564,725
-----------------------------------------------------------------------

SOFTWARE (3.3%)
Adobe Systems                        103,133(b)               4,138,727
BEA Systems                           67,682(b)                 931,981
Business Objects ADR                 122,296(b,c)             4,747,531
Cadence Design Systems               313,069(b)               5,754,208
Citrix Systems                       133,064(b)               3,824,259
Compuware                            319,042(b)               2,676,762
Electronic Arts                       14,495(b)                 809,546
McAfee                                54,686(b)               1,597,378
Microsoft                          2,401,364                 70,432,006
Oracle                               360,657(b)               6,863,303
Symantec                             723,860(b)              15,345,832
TIBCO Software                       448,512(b)               4,175,647
                                                            -----------
Total                                                       121,297,180
-----------------------------------------------------------------------

SPECIALTY RETAIL (0.9%)
AutoNation                            15,041(b)                 309,995
AutoZone                               5,174(b)                 587,818
Bed Bath & Beyond                     51,566(b)               1,998,183
Best Buy                              10,897                    599,008
Circuit City Stores                   21,333                    532,472
Home Depot                           273,695                 10,392,199
Limited Brands                        77,009                  2,440,415
Lowe's Companies                     191,783                  5,784,175
Office Depot                          27,784(b)               1,051,902
OfficeMax                              7,314                    344,270
RadioShack                            13,311                    233,342
Sally Beauty Holdings                  7,654(b)                  70,876
Sherwin-Williams                      11,052                    691,303
Staples                               71,256                  1,814,890
Tiffany & Co                          43,533                  1,672,973
TJX Companies                        152,628                  4,185,060
                                                            -----------
Total                                                        32,708,881
-----------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Jones Apparel Group                   11,066                    371,818
Liz Claiborne                         10,119                    432,587
Nike Cl B                             18,787                  1,858,973
VF                                     8,704                    682,307
                                                            -----------
Total                                                         3,345,685
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

THRIFTS & MORTGAGE FINANCE (1.7%)
Countrywide Financial                845,728                $33,592,316
Fannie Mae                           257,785                 14,701,479
Freddie Mac                          213,094                 14,311,393
Washington Mutual                     46,628                  2,036,711
                                                            -----------
Total                                                        64,641,899
-----------------------------------------------------------------------

TOBACCO (2.0%)
Altria Group                         797,093                 67,123,201
Imperial Tobacco Group ADR            93,097(c)               6,896,626
Reynolds American                     16,813                  1,080,067
UST                                   15,774                    883,029
                                                            -----------
Total                                                        75,982,923
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (6.0%)
ALLTEL                             1,002,280                 56,869,367
Hutchison Telecommunications Intl  3,991,160(b,c)             8,722,838
Orascom Telecom Holding GDR          158,787(c)               9,162,010
Sprint Nextel                      4,160,371                 81,168,838
Vodafone Group                    21,431,533(c)              56,670,760
Vodafone Group ADR                   345,570(c)               9,109,225
                                                            -----------
Total                                                       221,703,038
-----------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $3,183,029,931)                                   $3,585,084,335
-----------------------------------------------------------------------

OPTIONS PURCHASED (--%)

ISSUER           CONTRACTS      EXERCISE       EXPIRATION      VALUE(a)
                                 PRICE            DATE

PUTS
Google Cl A            749         $380         Dec. 2006        $5,618
S&P 500 Index        4,206          123         Dec. 2006        10,515
S&P 500 Index       40,841          125         Dec. 2006       102,102
S&P 500 Index          619        1,350        March 2007       940,880

CALLS
Boston Scientific    1,845           20         Dec. 2006       193,725
-----------------------------------------------------------------------

TOTAL OPTIONS PURCHASED
(Cost: $12,817,337)                                          $1,252,840
-----------------------------------------------------------------------

MONEY MARKET FUND (3.8%)(g)

                                        SHARES                 VALUE(a)

RiverSource Short-Term Cash Fund   140,110,274(e)          $140,110,274
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $140,110,274)                                       $140,110,274
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,335,957,542)(h)                                $3,726,447,449
=======================================================================



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
64  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource VP - Large Cap Equity Fund

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2006.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2006, the value of foreign securities represented 6.7% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(f) At Nov. 30, 2006, securities valued at $17,020,692 were held to cover open call options written as follows:

    ISSUER         CONTRACTS    EXERCISE PRICE    EXPIRATION DATE      VALUE(a)
    ---------------------------------------------------------------------------
    Google Cl A       351            $420            Dec. 2006       $2,323,620

(g) Partially pledged as initial margin deposit on the following open stock index futures contracts:

    TYPE OF SECURITY                                                  CONTRACTS
    ---------------------------------------------------------------------------
    PURCHASE CONTRACTS

    S&P 500 Index, Dec. 2006                                                 54

(h) At Nov. 30, 2006, the cost of securities for federal income tax purposes was approximately $3,335,958,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                       $ 450,167,000

    Unrealized depreciation                                         (59,678,000)
    ---------------------------------------------------------------------------
    Net unrealized appreciation                                   $ 390,489,000
    ---------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------
65  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

INVESTMENTS IN SECURITIES

RiverSource VP - Large Cap Value Fund

NOV. 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (97.2%)

ISSUER                                SHARES                   VALUE(a)

AEROSPACE & DEFENSE (4.0%)
Boeing                                 1,347                   $119,250
DRS Technologies                         493                     24,497
General Dynamics                         926                     69,302
Goodrich                               2,162                     97,290
Honeywell Intl                         5,141                    220,959
L-3 Communications Holdings              279                     22,948
Lockheed Martin                        1,344                    121,565
Northrop Grumman                       2,433                    162,841
United Technologies                    1,255                     80,985
                                                            -----------
Total                                                           919,637
-----------------------------------------------------------------------

BEVERAGES (0.9%)
Coca-Cola                              1,437                     67,295
PepsiCo                                2,143                    132,801
                                                            -----------
Total                                                           200,096
-----------------------------------------------------------------------

BIOTECHNOLOGY (0.2%)
Amgen                                    314(b)                  22,294
Biogen Idec                              468(b)                  24,458
                                                            -----------
Total                                                            46,752
-----------------------------------------------------------------------

BUILDING PRODUCTS (0.4%)
American Standard Companies              554                     24,825
Masco                                  2,192                     62,888
                                                            -----------
Total                                                            87,713
-----------------------------------------------------------------------

CAPITAL MARKETS (4.3%)
Bank of New York                       2,660                     94,536
Franklin Resources                       522                     55,718
KKR Private Equity Investors LP Unit   1,135                     24,743
Legg Mason                               220                     20,979
Lehman Brothers Holdings               3,558                    262,119
Merrill Lynch & Co                     2,724                    238,159
Morgan Stanley                         3,212                    244,626
State Street                             780                     48,461
                                                            -----------
Total                                                           989,341
-----------------------------------------------------------------------

CHEMICALS (1.4%)
Ashland                                  537                     36,307
Dow Chemical                           3,804                    152,197
Eastman Chemical                         900                     53,442
EI du Pont de Nemours & Co             1,114                     52,280
RPM Intl                               1,293                     26,080
                                                            -----------
Total                                                           320,306
-----------------------------------------------------------------------

COMMERCIAL BANKS (3.6%)
Commerce Bancorp                         654                     22,733
Industrial & Commercial
  Bank of China Series H              12,000(b,c)                 6,078
PNC Financial Services Group           1,511                    106,813
US Bancorp                             5,188                    174,524
Wachovia                               3,765                    204,025
Wells Fargo & Co                       8,978                    316,385
                                                            -----------
Total                                                           830,558
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

COMMERCIAL SERVICES & SUPPLIES (0.2%)
Avery Dennison                           588                    $39,672
-----------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.1%)
Alcatel-Lucent                           342(c)                   4,584
Cisco Systems                          4,805(b)                 129,158
Corning                                  515(b)                  11,103
Lucent Technologies                   19,263(b)                  49,699
Motorola                               2,772                     61,455
                                                            -----------
Total                                                           255,999
-----------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.4%)
EMC                                    4,309(b)                  56,491
Hewlett-Packard                        6,000                    236,760
Intl Business Machines                 2,800                    257,376
                                                            -----------
Total                                                           550,627
-----------------------------------------------------------------------

CONSUMER FINANCE (1.4%)
American Express                       1,651                     96,947
Capital One Financial                  2,966                    230,992
                                                            -----------
Total                                                           327,939
-----------------------------------------------------------------------

CONTAINERS & PACKAGING (0.2%)
Temple-Inland                          1,049                     41,016
-----------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (9.0%)
Bank of America                       16,584                    893,049
Citigroup                             15,640                    775,588
JPMorgan Chase & Co                    8,925                    413,049
                                                            -----------
Total                                                         2,081,686
-----------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (4.8%)
AT&T                                   4,330                    146,830
BellSouth                              8,108                    361,536
Chunghwa Telecom ADR                   2,776(c)                  52,744
Citizens Communications                1,852                     26,243
Embarq                                   976                     50,215
Verizon Communications                12,050                    421,027
Windstream                             3,624                     50,519
                                                            -----------
Total                                                         1,109,114
-----------------------------------------------------------------------

ELECTRIC UTILITIES (2.7%)
Entergy                                1,822                    166,385
Exelon                                 3,413                    207,272
FPL Group                                671                     35,764
PPL                                    1,639                     59,578
Southern                               4,305                    156,056
                                                            -----------
Total                                                           625,055
-----------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Flextronics Int                        2,159(b,c)                24,289
-----------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.5%)
Baker Hughes                             324                     23,791
BJ Services                            1,957                     66,088
Cameron Intl                             893(b)                  48,508
Halliburton                            1,484                     50,070
Natl Oilwell Varco                       341(b)                  22,680

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

ENERGY EQUIPMENT & SERVICES (CONT.)
TODCO                                    258(b)                 $10,323
Transocean                               322(b)                  25,100
Weatherford Intl                       2,032(b)                  91,257
                                                            -----------
Total                                                           337,817
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.3%)
CVS                                    2,302                     66,229
Safeway                                3,238                     99,763
Wal-Mart Stores                        3,130                    144,292
                                                            -----------
Total                                                           310,284
-----------------------------------------------------------------------

FOOD PRODUCTS (1.2%)
Cadbury Schweppes                      2,530(c)                  26,039
Campbell Soup                          1,232                     46,902
General Mills                            853                     47,725
Hershey                                  449                     23,784
Kellogg                                1,915                     95,328
Kraft Foods Cl A                         716                     25,096
                                                            -----------
Total                                                           264,874
-----------------------------------------------------------------------

GAS UTILITIES (0.3%)
ONEOK                                  1,557                     67,325
-----------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.9%)
Bausch & Lomb                            479                     23,193
Baxter Intl                              761                     34,047
Boston Scientific                      8,872(b)                 140,355
                                                            -----------
Total                                                           197,595
-----------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.4%)
Aetna                                  2,280                     94,187
Brookdale Senior Living                   34                      1,552
Cardinal Health                        1,655                    106,946
CIGNA                                    399                     50,294
McKesson                                 494                     24,404
UnitedHealth Group                       780                     38,282
                                                            -----------
Total                                                           315,665
-----------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.9%)
Applebee's Intl                        2,044                     46,501
Carnival Unit                            284                     13,913
Chipotle Mexican Grill Cl B               97(b)                   5,241
Marriott Intl Cl A                     1,929                     87,094
McDonald's                             1,494                     62,703
                                                            -----------
Total                                                           215,452
-----------------------------------------------------------------------

HOUSEHOLD DURABLES (0.4%)
DR Horton                              1,952                     52,001
Hovnanian Enterprises Cl A             1,114(b)                  39,558
                                                            -----------
Total                                                            91,559
-----------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.2%)
Colgate-Palmolive                      1,432                     93,152
Procter & Gamble                       1,422                     89,287
Spectrum Brands                       10,220(b)                  90,345
                                                            -----------
Total                                                           272,784
-----------------------------------------------------------------------



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
66  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource VP - Large Cap Value Fund

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

INDUSTRIAL CONGLOMERATES (2.9%)
3M                                     1,296                   $105,572
General Electric                      12,924                    455,959
Tyco Intl                              3,508(c)                 106,257
                                                            -----------
Total                                                           667,788
-----------------------------------------------------------------------

INSURANCE (6.8%)
ACE                                    3,531(c)                 200,702
AFLAC                                  2,077                     91,679
Allied World Assurance Holdings          689(b,c)                29,248
American Intl Group                    8,729                    613,824
Aon                                    2,006                     71,574
Arch Capital Group                       374(b,c)                24,983
Aspen Insurance Holdings               1,478(c)                  39,832
Chubb                                  1,268                     65,632
Endurance Specialty Holdings           1,096(c)                  41,133
Hartford Financial Services Group      2,408                    206,510
Max Re Capital                         1,439(c)                  34,536
Prudential Financial                   1,117                     91,013
XL Capital Cl A                          704(c)                  50,068
                                                            -----------
Total                                                         1,560,734
-----------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.3%)
Liberty Media - Interactive Cl A       2,954(b,d)                67,233
-----------------------------------------------------------------------

IT SERVICES (1.2%)
Affiliated Computer Services Cl A      1,527(b)                  77,190
Automatic Data Processing              1,830                     88,260
Electronic Data Systems                2,898                     78,652
First Data                             1,508                     38,077
                                                            -----------
Total                                                           282,179
-----------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Mattel                                 1,251                     27,459
-----------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (--%)
PerkinElmer                              497                     10,770
-----------------------------------------------------------------------

MACHINERY (1.4%)
Caterpillar                            1,484                     92,053
Deere & Co                               957                     91,872
Flowserve                                177(b)                   9,530
Illinois Tool Works                      506                     23,883
Ingersoll-Rand Cl A                      611(c)                  23,835
ITT                                      641                     34,582
Parker Hannifin                          596                     49,754
                                                            -----------
Total                                                           325,509
-----------------------------------------------------------------------

MEDIA (7.0%)
Cablevision Systems Cl A                 439                     12,191
Clear Channel Communications             359                     12,622
Comcast Cl A                           3,848(b)                 155,690
Comcast Special Cl A                   5,600(b)                 225,568
EchoStar Communications Cl A           1,462(b)                  52,647
Idearc                                   603(b)                  16,593
Liberty Global Cl A                      902(b)                  24,327
Liberty Global Series C                  743(b)                  19,437

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

MEDIA (CONT.)
Liberty Media - Capital Series A         591(b,d)               $51,961
News Corp Cl A                        10,176                    209,626
NTL                                    9,189                    221,363
Time Warner                           10,478                    211,027
Viacom Cl B                            4,498(b)                 168,720
Vivendi                                2,679(c)                 103,071
Walt Disney                            3,526                    116,534
                                                            -----------
Total                                                         1,601,377
-----------------------------------------------------------------------

METALS & MINING (0.4%)
Alcan                                    371(c)                  17,849
Alcoa                                  2,059                     64,179
                                                            -----------
Total                                                            82,028
-----------------------------------------------------------------------

MULTILINE RETAIL (1.3%)
Federated Department Stores              890                     37,460
JC Penney                              1,018                     78,732
Target                                 3,233                    187,805
                                                            -----------
Total                                                           303,997
-----------------------------------------------------------------------

MULTI-UTILITIES (1.0%)
Dominion Resources                     2,218                    179,082
Xcel Energy                            2,420                     55,563
                                                            -----------
Total                                                           234,645
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (10.7%)
Anadarko Petroleum                     1,410                     69,598
BP ADR                                   332(c)                  22,603
Chesapeake Energy                      2,288                     77,861
Chevron                                6,700                    484,544
ConocoPhillips                         7,216                    485,637
Devon Energy                           1,045                     76,672
Exxon Mobil                           13,914                  1,068,734
Newfield Exploration                     573(b)                  28,518
Royal Dutch Shell ADR                    526(c)                  37,362
Total                                  1,157(c)                  82,056
XTO Energy                               517                     26,160
                                                            -----------
Total                                                         2,459,745
-----------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.0%)
Bowater                                2,434                     53,061
Intl Paper                             2,177                     72,059
Weyerhaeuser                           1,577                    102,000
                                                            -----------
Total                                                           227,120
-----------------------------------------------------------------------

PHARMACEUTICALS (4.4%)
Bristol-Myers Squibb                   6,096                    151,364
GlaxoSmithKline ADR                      749(c)                  39,794
Merck & Co                             2,959                    131,705
Novartis ADR                           1,016(c)                  59,345
Pfizer                                17,296                    475,467
Schering-Plough                        3,939                     86,697
Watson Pharmaceuticals                 1,261(b)                  32,370
Wyeth                                    745                     35,969
                                                            -----------
Total                                                         1,012,711
-----------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.7%)
Apartment Investment &
  Management Cl A                        816                     47,034
Equity Office Properties Trust         2,276                    109,703
HomeBanc                               1,390                      5,852
                                                            -----------
Total                                                           162,589
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.1%)
Advanced Micro Devices                 2,742(b)                 $59,145
Agere Systems                          1,359(b)                  24,353
Broadcom Cl A                            753(b)                  24,721
Credence Systems                       1,509(b)                   5,795
Cypress Semiconductor                  3,719(b)                  64,673
Freescale Semiconductor Cl A           2,499(b)                  99,735
Freescale Semiconductor Cl B             572(b)                  22,840
Infineon Technologies                  1,848(b,c)                23,692
Infineon Technologies ADR              3,284(b,c)                42,462
Intel                                  4,515                     96,395
Spansion Cl A                            606(b)                   8,854
                                                            -----------
Total                                                           472,665
-----------------------------------------------------------------------

SOFTWARE (2.4%)
Cadence Design Systems                 6,027(b)                 110,776
Compuware                              5,911(b)                  49,593
McAfee                                   469(b)                  13,699
Microsoft                              8,769                    257,196
Oracle                                 1,451(b)                  27,613
Symantec                               2,682(b)                  56,858
TIBCO Software                         4,551(b)                  42,370
                                                            -----------
Total                                                           558,105
-----------------------------------------------------------------------

SPECIALTY RETAIL (0.4%)
Home Depot                             1,320                     50,120
Lowe's Companies                         733                     22,107
TJX Companies                            856                     23,472
                                                            -----------
Total                                                            95,699
-----------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (3.1%)
Countrywide Financial                  7,806                    310,054
Fannie Mae                             3,142                    179,188
Freddie Mac                            2,798                    187,914
Washington Mutual                        864                     37,740
                                                            -----------
Total                                                           714,896
-----------------------------------------------------------------------

TOBACCO (1.9%)
Altria Group                           5,313                    447,408
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.4%)
ALLTEL                                 2,821                    160,064
Sprint Nextel                         15,374                    299,946
Vodafone Group ADR                     3,658(c)                  96,425
                                                            -----------
Total                                                           556,435
-----------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $19,883,241)                                         $22,394,247
-----------------------------------------------------------------------

MONEY MARKET FUND (8.1%)

ISSUER                                SHARES                   VALUE(a)

RiverSource Short-Term Cash Fund   1,873,940(e)              $1,873,940
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $1,873,940)                                           $1,873,940
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $21,757,181)(f)                                      $24,268,187
=======================================================================



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
67  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource VP - Large Cap Value Fund

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2006.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2006, the value of foreign securities represented 5.2% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(f) At Nov. 30, 2006, the cost of securities for federal income tax purposes was approximately $21,757,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                         $2,770,000

    Unrealized depreciation                                           (259,000)
    ---------------------------------------------------------------------------
    Net unrealized appreciation                                     $2,511,000
    ---------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------
68  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

INVESTMENTS IN SECURITIES

RiverSource VP - Mid Cap Growth Fund

NOV. 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)


COMMON STOCKS (99.0%)

ISSUER                                SHARES                   VALUE(a)

AEROSPACE & DEFENSE (1.3%)
Precision Castparts                   50,670                 $3,823,558
Rockwell Collins                      83,712                  5,050,345
                                                            -----------
Total                                                         8,873,903
-----------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.8%)
CH Robinson Worldwide                 99,287                  4,368,628
UTI Worldwide                         38,787(c)               1,155,853
                                                            -----------
Total                                                         5,524,481
-----------------------------------------------------------------------

AIRLINES (0.3%)
AMR                                   55,753(b)               1,781,866
-----------------------------------------------------------------------

AUTOMOBILES (0.8%)
Harley-Davidson                       74,076                  5,464,587
-----------------------------------------------------------------------

BEVERAGES (0.5%)
Pepsi Bottling Group                 105,114                  3,292,170
-----------------------------------------------------------------------

BIOTECHNOLOGY (3.8%)
Amylin Pharmaceuticals                40,187(b)               1,607,480
Biogen Idec                          108,360(b)               5,662,894
MedImmune                            352,177(b)              11,512,665
OSI Pharmaceuticals                  196,704(b,d)             7,215,103
                                                            -----------
Total                                                        25,998,142
-----------------------------------------------------------------------

CAPITAL MARKETS (5.7%)
Investors Financial Services         240,536                  9,566,117
Legg Mason                            38,589                  3,679,847
Northern Trust                        91,671                  5,221,580
T Rowe Price Group                   307,447                 13,321,678
TD Ameritrade Holding                430,869                  7,566,060
                                                            -----------
Total                                                        39,355,282
-----------------------------------------------------------------------

CHEMICALS (1.3%)
Sigma-Aldrich                        116,396                  8,858,900
-----------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (3.9%)
Cintas                               298,633                 12,602,313
Monster Worldwide                     42,963(b)               1,875,335
Robert Half Intl                     310,651                 11,988,022
                                                            -----------
Total                                                        26,465,670
-----------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.2%)
F5 Networks                          101,081(b)               7,561,870
Juniper Networks                     363,400(b)               7,736,786
                                                            -----------
Total                                                        15,298,656
-----------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.6%)
Network Appliance                    356,545(b)              13,980,129
SanDisk                               81,054(b,d)             3,598,798
                                                            -----------
Total                                                        17,578,927
-----------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.8%)
Fluor                                 43,117                  3,754,628
Foster Wheeler                        36,184(b)               1,953,936
                                                            -----------
Total                                                         5,708,564
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

CONSTRUCTION MATERIALS (1.7%)
Martin Marietta Materials            116,180                $11,537,836
-----------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.5%)
Strayer Education                     30,787                  3,388,109
-----------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.3%)
Moody's                               33,236                  2,309,237
-----------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
Level 3 Communications               427,249(b)               2,281,510
Time Warner Telecom Cl A              87,946(b)               1,604,135
                                                            -----------
Total                                                         3,885,645
-----------------------------------------------------------------------

ELECTRIC UTILITIES (0.4%)
Allegheny Energy                      60,672(b)               2,691,410
-----------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.6%)
Rockwell Automation                   63,301                  4,119,629
-----------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.4%)
Amphenol Cl A                         61,891                  4,216,634
Anixter Intl                          36,723(b)               2,152,702
Molex                                 96,393                  3,084,576
                                                            -----------
Total                                                         9,453,912
-----------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (4.3%)
BJ Services                          235,796                  7,962,831
ENSCO Intl                           261,185                 13,545,054
Natl Oilwell Varco                    56,786(b)               3,776,837
Smith Intl                            90,762                  3,844,678
                                                            -----------
Total                                                        29,129,400
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.7%)
Whole Foods Market                    94,478                  4,610,526
-----------------------------------------------------------------------

FOOD PRODUCTS (1.5%)
Hershey                               55,786                  2,954,984
HJ Heinz                              68,571                  3,047,981
WM Wrigley Jr                         77,652                  4,072,071
                                                            -----------
Total                                                        10,075,036
-----------------------------------------------------------------------

GAS UTILITIES (0.4%)
Questar                               28,406                  2,450,018
-----------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (4.1%)
Biomet                               226,477                  8,563,095
Kinetic Concepts                     104,382(b)               3,789,067
ResMed                                89,353(b)               4,467,650
St. Jude Medical                     295,039(b)              10,996,104
                                                            -----------
Total                                                        27,815,916
-----------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (4.5%)
Express Scripts                      134,565(b)               9,177,332
Health Management Associates Cl A    309,279                  6,340,220
Humana                                67,775(b)               3,666,628
Lincare Holdings                     134,781(b)               5,077,200
Omnicare                             164,423                  6,525,949
                                                            -----------
Total                                                        30,787,329
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

HEALTH CARE TECHNOLOGY (1.6%)
Cerner                                78,786(b)              $3,787,243
Dendrite Intl                        688,149(b)               7,225,565
                                                            -----------
Total                                                        11,012,808
-----------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (5.3%)
Brinker Intl                         113,722                  5,170,939
Hilton Hotels                        129,418                  4,248,793
Intl Game Technology                 179,300                  7,849,755
Panera Bread Cl A                     68,678(b)               3,945,551
Royal Caribbean Cruises              110,561                  4,693,314
Starwood Hotels & Resorts Worldwide   60,759                  3,898,905
Station Casinos                      106,061                  7,216,390
                                                            -----------
Total                                                        37,023,647
-----------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.4%)
Energizer Holdings                    37,018(b)               2,446,520
-----------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.4%)
AES                                  397,004(b)               9,277,983
-----------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.6%)
Akamai Technologies                   84,365(b)               4,122,918
VeriSign                             252,223(b)               6,585,542
                                                            -----------
Total                                                        10,708,460
-----------------------------------------------------------------------

IT SERVICES (7.1%)
Acxiom                               503,421                 12,545,251
Alliance Data Systems                 30,766(b)               1,990,868
Cognizant Technology Solutions Cl A   24,872(b)               2,028,560
Fiserv                               283,385(b)              14,483,808
Paychex                              179,119                  7,059,080
VeriFone Holdings                    328,940(b)              11,105,014
                                                            -----------
Total                                                        49,212,581
-----------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (2.5%)
Invitrogen                           109,293(b)               6,013,301
Techne                               202,653(b)              10,896,652
                                                            -----------
Total                                                        16,909,953
-----------------------------------------------------------------------

MACHINERY (1.1%)
ITT                                   68,985                  3,721,741
Joy Global                            89,886                  3,945,995
                                                            -----------
Total                                                         7,667,736
-----------------------------------------------------------------------

MEDIA (3.7%)
Catalina Marketing                   427,408                 10,458,674
Lamar Advertising Cl A                66,781(b)               4,030,233
Sirius Satellite Radio             1,447,352(b)               6,165,720
XM Satellite Radio Holdings Cl A     316,735(b)               4,573,653
                                                            -----------
Total                                                        25,228,280
-----------------------------------------------------------------------




See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
69  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource VP - Mid Cap Growth Fund

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

METALS & MINING (0.7%)
Allegheny Technologies                28,732                 $2,575,824
Freeport-McMoRan Copper & Gold Cl B   35,736                  2,246,722
                                                            -----------
Total                                                         4,822,546
-----------------------------------------------------------------------

MULTILINE RETAIL (0.3%)
Nordstrom                             39,744                  1,948,251
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (4.0%)
Denbury Resources                    232,290(b)               6,817,712
El Paso                              248,256                  3,624,538
Murphy Oil                            72,049                  3,910,820
Newfield Exploration                 161,841(b)               8,054,826
Williams Companies                   174,324                  4,839,234
                                                            -----------
Total                                                        27,247,130
-----------------------------------------------------------------------

PHARMACEUTICALS (2.0%)
Allergan                              39,408                  4,594,185
Endo Pharmaceuticals Holdings        190,070(b)               5,152,798
Forest Laboratories                   73,599(b)               3,584,271
                                                            -----------
Total                                                        13,331,254
-----------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
St. Joe                               65,802(d)               3,684,254
-----------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (6.0%)
Integrated Device Technology         159,923(b)               2,638,730
KLA-Tencor                           153,168                  7,914,191

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
Kulicke & Soffa Inds                 350,382(b)              $2,869,629
Maxim Integrated Products            246,093                  7,747,008
Microchip Technology                 388,203                 13,241,603
Microsemi                             84,734(b)               1,749,757
NVIDIA                               151,606(b)               5,607,906
                                                            -----------
Total                                                        41,768,824
-----------------------------------------------------------------------

SOFTWARE (8.0%)
Advent Software                      417,907(b)              15,278,679
BEA Systems                          229,180(b)               3,155,809
BMC Software                         467,018(b)              15,206,106
Business Objects ADR                  95,437(b,c)             3,704,864
Citrix Systems                       114,841(b)               3,300,530
Fair Isaac                           142,723                  5,940,131
Lawson Software                      464,413(b)               3,455,233
NAVTEQ                               148,775(b)               5,321,682
                                                            -----------
Total                                                        55,363,034
-----------------------------------------------------------------------

SPECIALTY RETAIL (2.8%)
Abercrombie & Fitch Cl A              25,429                  1,714,932
Advance Auto Parts                    48,085                  1,711,826
Chico's FAS                          130,135(b)               3,090,706
Limited Brands                        63,942                  2,026,322
TJX Companies                         62,137                  1,703,797
Urban Outfitters                     161,775(b)               3,604,347
Williams-Sonoma                      156,634                  4,968,430
                                                            -----------
Total                                                        18,820,360
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

TEXTILES, APPAREL & LUXURY GOODS (1.1%)
Coach                                180,728(b)              $7,809,257
-----------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.2%)
Fastenal                             219,858                  7,912,689
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.6%)
American Tower Cl A                  200,133(b)               7,579,038
Crown Castle Intl                     55,468(b)               1,911,427
NII Holdings                          83,567(b)               5,426,005
SBA Communications Cl A              101,939(b)               2,892,009
                                                            -----------
Total                                                        17,808,479
-----------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $650,341,909)                                       $676,459,197
-----------------------------------------------------------------------

MONEY MARKET FUND (5.1%)(e)

                                      SHARES                   VALUE(a)

RiverSource Short-Term
  Cash Fund                       35,195,143(f)             $35,195,143
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $35,195,143)                                         $35,195,143
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $685,537,052)(g)                                    $711,654,340
=======================================================================



NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2006.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2006, the value of foreign securities represented 0.7% of net assets.

(d) At Nov. 30, 2006, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.0% of net assets. 4.1% of net assets is the Fund's cash equivalent position.

(f) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(g) At Nov. 30, 2006, the cost of securities for federal income tax purposes was approximately $685,537,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                       $ 59,174,000

    Unrealized depreciation                                        (33,057,000)
    --------------------------------------------------------------------------
    Net unrealized appreciation                                   $ 26,117,000
    --------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------
70  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

INVESTMENTS IN SECURITIES

RiverSource VP - Mid Cap Value Fund

NOV. 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (100.2%)

ISSUER                                SHARES                   VALUE(a)

AEROSPACE & DEFENSE (0.5%)
Goodrich                              37,911                 $1,705,995
-----------------------------------------------------------------------

AIRLINES (1.5%)
AMR                                   49,076(b)               1,568,469
Continental Airlines Cl B             42,641(b)               1,732,930
UAL                                    6,150(b)                 249,567
US Airways Group                      29,242(b)               1,659,776
                                                            -----------
Total                                                         5,210,742
-----------------------------------------------------------------------

AUTO COMPONENTS (0.5%)
Ballard Power Systems                 49,275(b,c)               356,258
Johnson Controls                      15,474                  1,258,501
                                                            -----------
Total                                                         1,614,759
-----------------------------------------------------------------------

AUTOMOBILES (0.8%)
Ford Motor                           346,502                  2,817,061
-----------------------------------------------------------------------

BUILDING PRODUCTS (2.1%)
American Standard Companies          121,090                  5,426,043
USG                                   33,219(b)               1,851,295
                                                            -----------
Total                                                         7,277,338
-----------------------------------------------------------------------

CAPITAL MARKETS (0.2%)
AMVESCAP                              62,827(c)                 679,348
-----------------------------------------------------------------------

CHEMICALS (3.2%)
Cabot                                 24,137                    992,755
Eastman Chemical                      54,048                  3,209,369
Imperial Chemical Inds ADR            35,849(c)               1,175,489
Lubrizol                              18,761                    888,146
Monsanto                               7,722                    371,197
Mosaic                                61,607(b)               1,312,229
PPG Inds                              46,221                  2,972,010
                                                            -----------
Total                                                        10,921,195
-----------------------------------------------------------------------

COMMERCIAL BANKS (1.8%)
Comerica                              39,892                  2,323,709
Huntington Bancshares                 48,025                  1,167,488
Regions Financial                     73,922                  2,709,236
                                                            -----------
Total                                                         6,200,433
-----------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.9%)
Dun & Bradstreet                      12,122(b)                 996,671
Pitney Bowes                          21,163                    975,403
Ritchie Bros Auctioneers              22,711(c)               1,228,210
                                                            -----------
Total                                                         3,200,284
-----------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.8%)
Tellabs                              274,104(b)               2,752,004
-----------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.3%)
Diebold                               20,046                    922,116
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

CONSTRUCTION & ENGINEERING (1.3%)
Chicago Bridge & Iron                 55,730(c)              $1,615,055
Fluor                                 27,677                  2,410,114
Insituform Technologies Cl A          15,818(b)                 406,839
                                                            -----------
Total                                                         4,432,008
-----------------------------------------------------------------------

CONTAINERS & PACKAGING (0.2%)
Temple-Inland                         19,662                    768,784
-----------------------------------------------------------------------

DISTRIBUTORS (0.3%)
Genuine Parts                         18,168                    851,898
-----------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.3%)
CenturyTel                            85,613                  3,642,833
Citizens Communications              121,924                  1,727,663
Embarq                                13,410                    689,945
Qwest Communications
   Intl                              285,458(b)               2,195,172
Windstream                           203,183                  2,832,371
                                                            -----------
Total                                                        11,087,984
-----------------------------------------------------------------------

ELECTRIC UTILITIES (5.4%)
American Electric Power               54,562                  2,264,869
DPL                                   72,317                  2,021,983
Edison Intl                           89,416                  4,111,348
Pinnacle West Capital                108,333                  5,345,149
PPL                                   91,405                  3,322,572
Reliant Energy                        86,442(b)               1,160,052
                                                            -----------
Total                                                        18,225,973
-----------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.6%)
Cooper Inds Cl A                      23,740                  2,170,786
Energy Conversion Devices              9,424(b)                 359,808
FuelCell Energy                       25,279(b)                 164,819
Plug Power                            34,296(b)                 139,242
Rockwell Automation                   39,188                  2,550,355
                                                            -----------
Total                                                         5,385,010
-----------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
Solectron                            444,703(b)               1,480,861
-----------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (4.8%)
BJ Services                           67,633                  2,283,966
Cameron Intl                          51,193(b)               2,780,804
ENSCO Intl                            26,929                  1,396,538
GlobalSantaFe                         65,010                  3,900,601
Nabors Inds                           42,678(b,c)             1,440,809
Natl Oilwell Varco                    16,530(b)               1,099,410
Smith Intl                            37,691                  1,596,591
Weatherford Intl                      40,298(b)               1,809,783
                                                            -----------
Total                                                        16,308,502
-----------------------------------------------------------------------

FOOD PRODUCTS (1.9%)
Archer-Daniels-Midland                32,812                  1,151,701
Del Monte Foods                      130,436                  1,472,622
Reddy Ice Holdings                    44,103                  1,092,431
Tyson Foods Cl A                     165,206                  2,625,124
                                                            -----------
Total                                                         6,341,878
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

GAS UTILITIES (0.5%)
Questar                               18,288                 $1,577,340
-----------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Hospira                               20,109(b)                 659,575
-----------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.3%)
AmerisourceBergen                     40,957                  1,883,612
Health Management Associates Cl A     75,427                  1,546,254
Health Net                            63,543(b)               2,931,874
Humana                                54,394(b)               2,942,715
McKesson                              15,484                    764,910
Omnicare                              28,361                  1,125,648
                                                            -----------
Total                                                        11,195,013
-----------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.1%)
Hilton Hotels                         94,941                  3,116,913
Royal Caribbean Cruises               90,559                  3,844,230
                                                            -----------
Total                                                         6,961,143
-----------------------------------------------------------------------

HOUSEHOLD DURABLES (2.1%)
Mohawk Inds                           12,042(b)                 932,412
Stanley Works                         59,665                  3,044,108
Whirlpool                             34,867                  2,974,155
                                                            -----------
Total                                                         6,950,675
-----------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.1%)
Constellation Energy Group            31,739                  2,177,613
Mirant                                46,284(b)               1,407,959
                                                            -----------
Total                                                         3,585,572
-----------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.0%)
McDermott Intl                        96,202(b)               5,010,200
Textron                               18,354                  1,788,597
                                                            -----------
Total                                                         6,798,797
-----------------------------------------------------------------------

INSURANCE (16.3%)
ACE                                  115,617(c)               6,571,670
Ambac Financial Group                  6,118                    523,946
Aon                                  191,979                  6,849,811
Axis Capital Holdings                 81,394(c)               2,786,117
Conseco                               32,852(b)                 653,426
Everest Re Group                      90,682(c)               8,924,015
Lincoln Natl                          58,427                  3,715,373
Loews                                120,321                  4,803,214
MBIA                                   7,723                    537,907
PartnerRe                             82,815(c)               5,773,862
Torchmark                             36,483                  2,306,455
Willis Group Holdings                 57,225(c)               2,303,879
XL Capital Cl A                      137,392(c)               9,771,318
                                                            -----------
Total                                                        55,520,993
-----------------------------------------------------------------------

IT SERVICES (2.1%)
Computer Sciences                     55,637(b)               2,904,251
Electronic Data Systems              158,176                  4,292,897
                                                            -----------
Total                                                         7,197,148
-----------------------------------------------------------------------



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
71  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource VP - Mid Cap Value Fund

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

LEISURE EQUIPMENT & PRODUCTS (1.1%)
Eastman Kodak                         96,568                 $2,512,699
Hasbro                                47,965                  1,283,064
                                                            -----------
Total                                                         3,795,763
-----------------------------------------------------------------------

MACHINERY (4.5%)
AGCO                                 157,235(b)               4,910,450
Dover                                 33,859                  1,703,108
Eaton                                 48,329                  3,725,199
Ingersoll-Rand Cl A                   49,947(c)               1,948,432
Manitowoc                             23,170                  1,395,761
Terex                                 27,313(b)               1,530,074
                                                            -----------
Total                                                        15,213,024
-----------------------------------------------------------------------

MEDIA (2.7%)
Interpublic Group of Companies       198,425(b)               2,375,147
Regal Entertainment Group Cl A       147,315                  3,065,625
RH Donnelley                          60,161                  3,729,982
                                                            -----------
Total                                                         9,170,754
-----------------------------------------------------------------------

METALS & MINING (1.6%)
Freeport-McMoRan Copper & Gold Cl B   32,233                  2,026,489
Nucor                                 19,954                  1,194,247
Phelps Dodge                          18,923                  2,327,529
                                                            -----------
Total                                                         5,548,265
-----------------------------------------------------------------------

MULTILINE RETAIL (1.7%)
Family Dollar Stores                  93,476                  2,607,046
Federated Department Stores           76,732                  3,229,650
                                                            -----------
Total                                                         5,836,696
-----------------------------------------------------------------------

MULTI-UTILITIES (6.9%)
CMS Energy                            45,333(b)                 734,848
Consolidated Edison                   52,761                  2,544,135
DTE Energy                            56,064                  2,640,054
Energy East                          127,272                  3,109,255
MDU Resources Group                   63,209                  1,664,925
NiSource                             203,335                  5,014,240
SCANA                                 39,734                  1,639,425
Sempra Energy                         49,273                  2,685,379
TECO Energy                          103,821                  1,763,919
Xcel Energy                           62,373                  1,432,084
                                                            -----------
Total                                                        23,228,264
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

OFFICE ELECTRONICS (--%)
Xerox                                  3,988(b)                 $65,802
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (5.9%)
El Paso                              202,768                  2,960,413
Enbridge                              81,100(c)               2,861,208
Hess                                  50,344                  2,530,793
Newfield Exploration                  52,668(b)               2,621,286
Pioneer Natural Resources             74,650                  3,251,008
Southwestern Energy                   60,930(b)               2,566,981
Suncor Energy                         14,207(c)               1,122,637
Sunoco                                32,507                  2,215,677
                                                            -----------
Total                                                        20,130,003
-----------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.5%)
Bowater                               40,339                    879,390
MeadWestvaco                          30,014                    885,413
                                                            -----------
Total                                                         1,764,803
-----------------------------------------------------------------------

PHARMACEUTICALS (1.2%)
King Pharmaceuticals                  69,122(b)               1,142,587
Mylan Laboratories                   109,718                  2,226,178
Watson Pharmaceuticals                27,306(b)                 700,945
                                                            -----------
Total                                                         4,069,710
-----------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (2.7%)
Boston Properties                      9,368                  1,096,524
Crescent Real Estate Equities         74,383                  1,597,747
Equity Residential                    65,695                  3,498,916
Rayonier                              67,676                  2,822,089
                                                            -----------
Total                                                         9,015,276
-----------------------------------------------------------------------

ROAD & RAIL (1.2%)
CSX                                  109,526                  3,927,602
-----------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
Intersil Cl A                        111,752                  2,768,097
Microchip Technology                  49,644                  1,693,357
Natl Semiconductor                   153,556                  3,714,520
                                                            -----------
Total                                                         8,175,974
-----------------------------------------------------------------------

SOFTWARE (1.7%)
BMC Software                         119,446(b)               3,889,162
McAfee                                67,164(b)               1,961,860
                                                            -----------
Total                                                         5,851,022
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

TEXTILES, APPAREL & LUXURY GOODS (2.2%)
Liz Claiborne                         89,585                 $3,829,759
VF                                    46,261                  3,626,400
                                                            -----------
Total                                                         7,456,159
-----------------------------------------------------------------------

TOBACCO (2.3%)
Loews-Carolina Group                  86,485(e)               5,394,070
Reynolds American                     35,226                  2,262,918
                                                            -----------
Total                                                         7,656,988
-----------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $312,623,793)                                       $339,536,534
-----------------------------------------------------------------------

BONDS (0.4%)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

WIRELINES
Qwest Communications Intl
   Sr Unsecured
      11-15-25            3.50%     $794,000                 $1,188,936
-----------------------------------------------------------------------

TOTAL BONDS
(Cost: $1,223,295)                                           $1,188,936
-----------------------------------------------------------------------

MONEY MARKET FUND (3.8%)

                                      SHARES                   VALUE(a)

RiverSource Short-Term
  Cash Fund                       12,786,425(d)             $12,786,425
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $12,786,425)                                         $12,786,425
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $326,633,513)(f)                                    $353,511,895
=======================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2006.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2006, the value of foreign securities represented 14.3% of net assets.

(d) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(e) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

--------------------------------------------------------------------------------
72  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource VP - Mid Cap Value Fund

NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)

(f) At Nov. 30, 2006, the cost of securities for federal income tax purposes was approximately $326,634,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                        $28,608,000
    Unrealized depreciation                                         (1,730,000)
    ---------------------------------------------------------------------------
    Net unrealized appreciation                                    $26,878,000
    ---------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------
73  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

INVESTMENTS IN SECURITIES

RiverSource VP - S&P 500 Index Fund

NOV. 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (99.0%)

ISSUER                                SHARES                   VALUE(a)

AEROSPACE & DEFENSE (2.4%)
Boeing                                23,956                 $2,120,825
General Dynamics                      12,162                    910,204
Goodrich                               3,758                    169,110
Honeywell Intl                        24,697                  1,061,477
L-3 Communications Holdings            3,705                    304,736
Lockheed Martin                       10,734                    970,890
Northrop Grumman                      10,390                    695,403
Raytheon                              13,513                    689,704
Rockwell Collins                       5,172                    312,027
United Technologies                   30,482                  1,967,003
                                                            -----------
Total                                                         9,201,379
-----------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.9%)
FedEx                                  9,244                  1,067,035
United Parcel Service Cl B            32,573                  2,538,088
                                                            -----------
Total                                                         3,605,123
-----------------------------------------------------------------------

AIRLINES (0.1%)
Southwest Airlines                    23,684(d)                 372,076
-----------------------------------------------------------------------

AUTO COMPONENTS (0.1%)
Goodyear Tire & Rubber                 5,335(b)                  89,895
Johnson Controls                       5,896                    479,521
                                                            -----------
Total                                                           569,416
-----------------------------------------------------------------------

AUTOMOBILES (0.4%)
Ford Motor                            56,687                    460,865
General Motors                        17,042                    498,138
Harley-Davidson                        7,896                    582,488
                                                            -----------
Total                                                         1,541,491
-----------------------------------------------------------------------

BEVERAGES (2.0%)
Anheuser-Busch Companies              23,177                  1,101,139
Brown-Forman Cl B                      2,364                    164,180
Coca-Cola                             61,424                  2,876,486
Coca-Cola Enterprises                  8,310                    169,940
Constellation Brands Cl A              6,360(b)                 177,953
Molson Coors Brewing Cl B              1,375                     97,735
Pepsi Bottling Group                   4,084                    127,911
PepsiCo                               49,698                  3,079,784
                                                            -----------
Total                                                         7,795,128
-----------------------------------------------------------------------

BIOTECHNOLOGY (1.4%)
Amgen                                 35,270(b)               2,504,170
Biogen Idec                           10,354(b)                 541,100
Celgene                               11,185(b)                 623,340
Genzyme                                7,882(b)                 507,601
Gilead Sciences                       13,760(b)                 907,059
MedImmune                              7,220(b)                 236,022
                                                            -----------
Total                                                         5,319,292
-----------------------------------------------------------------------


COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

BUILDING PRODUCTS (0.2%)
American Standard Companies            5,247                   $235,118
Masco                                 11,999                    344,251
                                                            -----------
Total                                                           579,369
-----------------------------------------------------------------------

CAPITAL MARKETS (3.7%)
Ameriprise Financial                   7,356                    397,960
Bank of New York                      23,004                    817,562
Bear Stearns Companies                 3,627                    553,045
Charles Schwab                        31,146                    571,218
E*TRADE Financial                     12,880(b)                 310,022
Federated Investors Cl B               2,720                     90,250
Franklin Resources                     5,025                    536,369
Goldman Sachs Group                   13,005                  2,533,373
Janus Capital Group                    6,223                    126,078
Legg Mason                             3,955                    377,149
Lehman Brothers Holdings              16,198                  1,193,307
Mellon Financial                      12,410                    499,254
Merrill Lynch & Co                    26,717                  2,335,867
Morgan Stanley                        32,307                  2,460,501
Northern Trust                         5,647                    321,653
State Street                           9,992                    620,803
T Rowe Price Group                     7,880                    341,440
                                                            -----------
Total                                                        14,085,851
-----------------------------------------------------------------------

CHEMICALS (1.5%)
Air Products & Chemicals               6,635                    458,744
Ashland                                1,909                    129,067
Dow Chemical                          28,923                  1,157,209
Eastman Chemical                       2,477                    147,084
Ecolab                                 5,394                    239,224
EI du Pont de Nemours & Co            27,782                  1,303,810
Hercules                               3,405(b)                  63,435
Intl Flavors & Fragrances              2,376                    111,933
Monsanto                              16,372                    787,002
PPG Inds                               4,973                    319,764
Praxair                                9,718                    606,403
Rohm & Haas                            4,339                    226,583
Sigma-Aldrich                          1,988                    151,307
                                                            -----------
Total                                                         5,701,565
-----------------------------------------------------------------------

COMMERCIAL BANKS (4.0%)
BB&T                                  16,195                    696,547
Comerica                               4,887                    284,668
Commerce Bancorp                       5,620                    195,351
Compass Bancshares                     3,900                    222,846
Fifth Third Bancorp                   16,806                    662,661
First Horizon Natl                     3,736                    148,917
Huntington Bancshares                  7,162                    174,108
KeyCorp                               12,155                    438,796
M&T Bank                               2,340                    277,618
Marshall & Ilsley                      7,670                    351,209
Natl City                             18,225                    657,923
PNC Financial Services Group           8,874                    627,303

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

COMMERCIAL BANKS (CONT.)
Regions Financial                     21,946                   $804,326
SunTrust Banks                        10,999                    898,068
Synovus Financial                      9,757                    292,905
US Bancorp                            53,559                  1,801,725
Wachovia                              54,901                  2,975,085
Wells Fargo & Co                     101,486                  3,576,366
Zions Bancorporation                   3,218                    251,776
                                                            -----------
Total                                                        15,338,198
-----------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.5%)
Allied Waste Inds                      7,642(b)                  96,901
Avery Dennison                         2,854                    192,559
Cintas                                 4,123                    173,991
Equifax                                3,820                    145,122
Monster Worldwide                      3,873(b)                 169,056
Pitney Bowes                           6,686                    308,158
Robert Half Intl                       5,167                    199,395
RR Donnelley & Sons                    6,508                    229,537
Waste Management                      16,300                    596,742
                                                            -----------
Total                                                         2,111,461
-----------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.7%)
ADC Telecommunications                 3,541(b)                  48,830
Avaya                                 13,769(b)                 175,968
Ciena                                  2,545(b)                  63,981
Cisco Systems                        184,466(b)               4,958,447
Comverse Technology                    6,098(b)                 119,033
Corning                               47,014(b)               1,013,622
JDS Uniphase                           6,347(b)                 117,293
Juniper Networks                      17,050(b)                 362,995
Motorola                              73,849                  1,637,232
QUALCOMM                              49,782                  1,821,523
Tellabs                               13,483(b)                 135,369
                                                            -----------
Total                                                        10,454,293
-----------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.8%)
Apple Computer                        25,564(b)               2,343,708
Dell                                  68,501(b)               1,865,967
EMC                                   69,266(b)                 908,077
Hewlett-Packard                       82,553                  3,257,541
Intl Business Machines                45,858(d)               4,215,266
Lexmark Intl Cl A                      3,021(b)                 208,389
NCR                                    5,424(b)                 232,744
Network Appliance                     11,199(b)                 439,113
QLogic                                 4,798(b)                 106,756
SanDisk                                6,780(b)                 301,032
Sun Microsystems                     105,781(b)                 573,333
                                                            -----------
Total                                                        14,451,926
-----------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.1%)
Fluor                                  2,639                    229,804
-----------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials                       2,917                    258,796
-----------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
74  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource VP - S&P 500 Index Fund

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

CONSUMER FINANCE (1.0%)
American Express                      36,614                 $2,149,975
Capital One Financial                 12,330                    960,260
SLM                                   12,367                    566,903
                                                            -----------
Total                                                         3,677,138
-----------------------------------------------------------------------

CONTAINERS & PACKAGING (0.2%)
Ball                                   3,138                    134,181
Bemis                                  3,158                    107,783
Pactiv                                 4,168(b)                 143,588
Sealed Air                             2,440                    145,203
Temple-Inland                          3,280                    128,248
                                                            -----------
Total                                                           659,003
-----------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Genuine Parts                          5,166                    242,234
-----------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group Cl A                      4,213(b)                 163,422
H&R Block                              9,702                    232,848
                                                            -----------
Total                                                           396,270
-----------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (5.5%)
Bank of America                      136,410(d)               7,345,679
Chicago Mercantile Exchange Holdings   1,065                    570,414
CIT Group                              5,985                    311,280
Citigroup                            149,011                  7,389,455
JPMorgan Chase & Co                  104,625                  4,842,045
Moody's                                7,140                    496,087
                                                            -----------
Total                                                        20,954,960
-----------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.7%)
AT&T                                 117,061                  3,969,539
BellSouth                             54,717                  2,439,831
CenturyTel                             3,515                    149,563
Citizens Communications                9,658                    136,854
Embarq                                 4,495                    231,268
Qwest Communications Intl             48,222(b)                 370,827
Verizon Communications                87,363                  3,052,463
Windstream                            14,297                    199,300
                                                            -----------
Total                                                        10,549,645
-----------------------------------------------------------------------

ELECTRIC UTILITIES (1.5%)
Allegheny Energy                       4,957(b)                 219,893
American Electric Power               11,885                    493,346
Edison Intl                            9,811                    451,110
Entergy                                6,282                    573,672
Exelon                                20,174                  1,225,167
FirstEnergy                            9,936                    594,570
FPL Group                             12,194                    649,940
Pinnacle West Capital                  2,997                    147,872
PPL                                   11,486(d)                 417,516
Progress Energy                        7,641                    365,011
Southern                              22,374                    811,058
                                                            -----------
Total                                                         5,949,155
-----------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.5%)
American Power Conversion              5,107                    154,997
Cooper Inds Cl A                       2,765                    252,832
Emerson Electric                      12,292                  1,065,716
Rockwell Automation                    5,294                    344,534
Total                                                         1,818,079
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Agilent Technologies                  12,323(b)                $392,364
Jabil Circuit                          5,565                    157,823
Molex                                  4,273                    136,736
Sanmina-SCI                           16,008(b)                  59,230
Solectron                             27,570(b)                  91,808
Symbol Technologies                    7,657                    113,477
Tektronix                              2,523                     77,103
                                                            -----------
Total                                                         1,028,541
-----------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.8%)
Baker Hughes                           9,911                    727,765
BJ Services                            9,018                    304,538
Halliburton                           31,064                  1,048,099
Nabors Inds                            9,530(b,c)               321,733
Natl Oilwell Varco                     5,275(b)                 350,840
Noble                                  4,142                    319,970
Rowan Companies                        3,330                    119,947
Schlumberger                          35,692                  2,444,187
Smith Intl                             6,035                    255,643
Transocean                             9,499(b)                 740,447
Weatherford Intl                      10,420(b)                 467,962
                                                            -----------
Total                                                         7,101,131
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.1%)
Costco Wholesale                      14,109                    737,336
CVS                                   24,762                    712,403
Kroger                                21,784                    467,485
Safeway                               13,403                    412,946
SUPERVALU                              6,383                    218,682
SYSCO                                 18,647                    668,495
Walgreen                              30,384                  1,230,248
Wal-Mart Stores                       74,133                  3,417,531
Whole Foods Market                     4,250                    207,400
                                                            -----------
Total                                                         8,072,526
-----------------------------------------------------------------------

FOOD PRODUCTS (1.1%)
Archer-Daniels-Midland                19,765                    693,751
Campbell Soup                          6,954                    264,739
ConAgra Foods                         15,402                    395,831
Dean Foods                             4,025(b)                 172,351
General Mills                         10,634                    594,972
Hershey                                5,300                    280,741
HJ Heinz                               9,987                    443,922
Kellogg                                7,531                    374,893
McCormick & Co                         3,980                    154,106
Sara Lee                              22,915                    379,931
Tyson Foods Cl A                       7,590                    120,605
WM Wrigley Jr                          6,599                    346,052
                                                            -----------
Total                                                         4,221,894
-----------------------------------------------------------------------

GAS UTILITIES (0.1%)

Nicor                                  1,348                     66,793
Peoples Energy                         1,158                     50,246
Questar                                2,585                    222,956
                                                            -----------
Total                                                           339,995
-----------------------------------------------------------------------


COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

HEALTH CARE EQUIPMENT & SUPPLIES (1.5%)
Bausch & Lomb                          1,628                    $78,828
Baxter Intl                           19,664                    879,767
Becton Dickinson & Co                  7,370                    528,576
Biomet                                 7,373                    278,773
Boston Scientific                     35,501(b)                 561,626
CR Bard                                3,122                    256,909
Hospira                                4,737(b)                 155,374
Medtronic                             34,649                  1,806,253
St. Jude Medical                      10,624(b)                 395,956
Stryker                                8,948                    464,043
Zimmer Holdings                        7,308(b)                 533,192
                                                            -----------
Total                                                         5,939,297
-----------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.3%)
Aetna                                 16,508                    681,945
AmerisourceBergen                      6,068                    279,067
Cardinal Health                       12,223                    789,850
Caremark Rx                           12,855                    608,042
CIGNA                                  3,350                    422,268
Coventry Health Care                   4,785(b)                 230,302
Express Scripts                        4,160(b)                 283,712
Health Management Associates Cl A      7,232                    148,256
Humana                                 4,971(b)                 268,931
Laboratory Corp of America Holdings    3,788(b)                 268,190
Manor Care                             2,214                    105,209
McKesson                               9,024                    445,786
Medco Health Solutions                 8,855(b)                 444,610
Patterson Companies                    4,185(b)                 155,305
Quest Diagnostics                      4,870                    258,938
Tenet Healthcare                      14,209(b)                 100,742
UnitedHealth Group                    40,598                  1,992,550
WellPoint                             18,672(b)               1,412,910
                                                            -----------
Total                                                         8,896,613
-----------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (--%)
IMS Health                             6,065                    166,606
-----------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.6%)
Carnival Unit                         13,417                    657,299
Darden Restaurants                     4,403                    176,780
Harrah's Entertainment                 5,602                    440,877
Hilton Hotels                         11,632                    381,879
Intl Game Technology                  10,236                    448,132
Marriott Intl Cl A                    10,358                    467,664
McDonald's                            36,950                  1,550,791
Starbucks                             22,792(b,d)               804,330
Starwood Hotels & Resorts Worldwide    6,555                    420,634
Wendy's Intl                           2,882                     93,867
Wyndham Worldwide                      6,045(b)                 191,868
Yum! Brands                            8,156                    499,066
                                                            -----------
Total                                                         6,133,187
-----------------------------------------------------------------------




See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
75  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource VP - S&P 500 Index Fund

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

HOUSEHOLD DURABLES (0.7%)
Black & Decker                         2,052                   $176,226
Centex                                 3,582                    198,228
DR Horton                              8,210                    218,714
Fortune Brands                         4,549                    368,013
Harman Intl Inds                       1,970                    204,565
KB HOME                                2,366                    122,299
Leggett & Platt                        5,437                    129,292
Lennar Cl A                            4,180                    219,450
Newell Rubbermaid                      8,350                    237,892
Pulte Homes                            6,380                    215,261
Snap-On                                1,761                     83,648
Stanley Works                          2,451                    125,050
Whirlpool                              2,368                    201,990
                                                            -----------
Total                                                         2,500,628
-----------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.1%)
Clorox                                 4,559                    291,776
Colgate-Palmolive                     15,560                  1,012,178
Kimberly-Clark                        13,804                    917,552
Procter & Gamble                      95,693(d)               6,008,563
                                                            -----------
Total                                                         8,230,069
-----------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
AES                                   19,943(b)                 466,068
Constellation Energy Group             5,406                    370,906
Dynegy Cl A                           11,402(b)                  77,420
TXU                                   13,920                    798,868
                                                            -----------
Total                                                         1,713,262
-----------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (3.9%)
3M                                    22,696                  1,848,816
General Electric                     311,141(d)              10,977,055
Textron                                3,803                    370,602
Tyco Intl                             60,718(c)               1,839,148
                                                            -----------
Total                                                        15,035,621
-----------------------------------------------------------------------

INSURANCE (4.7%)
ACE                                    9,794(c)                 556,691
AFLAC                                 14,969                    660,732
Allstate                              18,976                  1,204,595
Ambac Financial Group                  3,190                    273,192
American Intl Group                   78,335                  5,508,516
Aon                                    9,476                    338,104
Chubb                                 12,392                    641,410
Cincinnati Financial                   5,210                    230,699
Genworth Financial Cl A               13,710                    449,688
Hartford Financial Services Group      9,163                    785,819
Lincoln Natl                           8,650                    550,054
Loews                                 13,774                    549,858
Marsh & McLennan Companies            16,593                    521,352
MBIA                                   4,051                    282,152
MetLife                               22,893                  1,344,505
Principal Financial Group              8,128                    469,392
Progressive                           23,272                    524,784
Prudential Financial                  14,622                  1,191,400
Safeco                                 3,498                    211,874
St. Paul Travelers Companies          20,823                  1,078,840

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

INSURANCE (CONT.)
Torchmark                              2,975                   $188,080
UnumProvident                         10,331                    211,579
XL Capital Cl A                        5,430(c)                 386,182
                                                            -----------
Total                                                        18,159,498
-----------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.2%)
Amazon.com                             9,470(b,d)               382,020
IAC/InterActiveCorp                    6,725(b)                 245,395
                                                            -----------
Total                                                           627,415
-----------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES
eBay                                  35,408(b)               1,145,449
Google Cl A                            6,420(b)               3,113,186
VeriSign                               7,380(b)                 192,692
Yahoo!                                37,460(b)               1,011,045
                                                            -----------
Total                                                         5,462,372
-----------------------------------------------------------------------

IT SERVICES (1.1%)
Affiliated Computer Services Cl A      3,570(b)                 180,464
Automatic Data Processing             16,752                    807,948
Cognizant Technology Solutions Cl A    4,245(b)                 346,222
Computer Sciences                      5,174(b)                 270,083
Convergys                              4,177(b)                 100,749
Electronic Data Systems               15,610                    423,655
Fidelity Natl Information Services     4,905                    195,710
First Data                            23,066                    582,417
Fiserv                                 5,241(b)                 267,868
Paychex                               10,189                    401,548
Sabre Holdings Cl A                    3,976                    109,062
Unisys                                10,353(b)                  74,645
Western Union                         23,066(b)                 525,905
                                                            -----------
Total                                                         4,286,276
-----------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Brunswick                              2,787                     90,215
Eastman Kodak                          8,653                    225,151
Hasbro                                 4,925                    131,744
Mattel                                11,389                    249,989
                                                            -----------
Total                                                           697,099
-----------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.3%)
Applera-Applied Biosystems Group       5,502(e)                 200,493
Millipore                              1,600(b)                 109,456
PerkinElmer                            3,786                     82,043
Thermo Fisher Scientific              12,249(b)                 536,874
Waters                                 3,086(b)                 154,423
                                                            -----------
Total                                                         1,083,289
-----------------------------------------------------------------------

MACHINERY (1.4%)
Caterpillar                           19,770                  1,226,332
Cummins                                1,593                    191,033
Danaher                                7,136                    521,784
Deere & Co                             6,966                    668,736
Dover                                  6,145                    309,094
Eaton                                  4,522                    348,556
Illinois Tool Works                   12,670                    598,024
Ingersoll-Rand Cl A                    9,688(c)                 377,929

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

MACHINERY (CONT.)
ITT                                    5,562                   $300,070
Navistar Intl                          1,859(b)                  59,469
PACCAR                                 7,512                    490,534
Pall                                   3,757                    117,932
Parker Hannifin                        3,620                    302,198
                                                            -----------
Total                                                         5,511,691
-----------------------------------------------------------------------

MEDIA (3.4%)
CBS Cl B                              23,533                    700,107
Clear Channel Communications          14,967                    526,240
Comcast Cl A                          63,068(b)               2,551,731
Dow Jones & Co                         1,959                     70,700
EW Scripps Cl A                        2,510                    122,639
Gannett                                7,129                    424,318
Idearc                                    --(b)                       4
Interpublic Group of Companies        13,283(b)                 158,998
McGraw-Hill Companies                 10,602                    706,623
Meredith                               1,187                     64,217
New York Times Cl A                    4,350                    105,009
News Corp Cl A                        70,430                  1,450,858
Omnicom Group                          5,165                    527,656
Time Warner                          122,583                  2,468,822
Tribune                                5,751                    182,882
Univision Communications Cl A          7,562(b)                 269,132
Viacom Cl B                           21,393(b)                 802,451
Walt Disney                           62,989                  2,081,786
                                                            -----------
Total                                                        13,214,173
-----------------------------------------------------------------------

METALS & MINING (1.0%)

Alcoa                                 26,133                    814,566
Allegheny Technologies                 3,026                    271,281
Freeport-McMoRan Copper & Gold Cl B    5,912                    371,687
Newmont Mining                        13,559                    636,053
Nucor                                  9,286                    555,767
Phelps Dodge                           6,140                    755,220
United States Steel                    3,703                    276,947
                                                            -----------
Total                                                         3,681,521
-----------------------------------------------------------------------

MULTILINE RETAIL (1.2%)
Big Lots                               3,282(b)                  73,221
Dillard's Cl A                         1,820                     64,737
Dollar General                         9,396                    146,014
Family Dollar Stores                   4,572                    127,513
Federated Department Stores           16,376                    689,266
JC Penney                              6,768                    523,437
Kohl's                                 9,862(b)                 686,395
Nordstrom                              6,878(d)                 337,160
Sears Holdings                         2,510(b)                 430,264
Target                                25,875                  1,503,079
                                                            -----------
Total                                                         4,581,086
-----------------------------------------------------------------------

MULTI-UTILITIES (1.4%)
Ameren                                 6,200                    339,202
CenterPoint Energy                     9,396                    153,625
CMS Energy                             6,686(b)                 108,380



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
76  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource VP - S&P 500 Index Fund

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

MULTI-UTILITIES (CONT.)
Consolidated Edison                    7,424                   $357,985
Dominion Resources                    10,631                    858,347
DTE Energy                             5,365                    252,638
Duke Energy                           37,773                  1,198,159
KeySpan                                5,282                    216,720
NiSource                               8,223                    202,779
PG&E                                  10,501                    482,311
Public Service Enterprise Group        7,588                    510,065
Sempra Energy                          7,881                    429,515
TECO Energy                            6,295                    106,952
Xcel Energy                           12,237                    280,962
                                                            -----------
Total                                                         5,497,640
-----------------------------------------------------------------------

OFFICE ELECTRONICS (0.1%)
Xerox                                 29,490(b)                 486,585
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (8.4%)
Anadarko Petroleum                    13,844                    683,340
Apache                                 9,934                    694,685
Chesapeake Energy                     11,400                    387,942
Chevron                               66,254                  4,791,489
ConocoPhillips                        49,653                  3,341,647
CONSOL Energy                          5,465                    200,620
Devon Energy                          13,296                    975,528
El Paso                               20,973                    306,206
EOG Resources                          7,318                    516,139
Exxon Mobil                          179,178                 13,762,661
Hess                                   7,262                    365,061
Kinder Morgan                          3,231                    339,093
Marathon Oil                          10,800                  1,019,304
Murphy Oil                             5,645                    306,411
Occidental Petroleum                  25,962                  1,306,927
Peabody Energy                         7,965                    366,470
Sunoco                                 3,936                    268,278
Valero Energy                         18,470                  1,017,143
Williams Companies                    17,965                    498,708
XTO Energy                            11,026                    557,916
                                                            -----------
Total                                                        31,705,568
-----------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Intl Paper                            13,716                    454,000
MeadWestvaco                           5,453                    160,864
Weyerhaeuser                           7,419                    479,860
                                                            -----------
Total                                                         1,094,724
-----------------------------------------------------------------------

PERSONAL PRODUCTS (0.2%)
Avon Products                         13,496                    440,509
Estee Lauder Companies Cl A            3,900                    161,031
                                                            -----------
Total                                                           601,540
-----------------------------------------------------------------------

PHARMACEUTICALS (6.5%)
Abbott Laboratories                   46,044                  2,148,413
Allergan                               4,550                    530,439
Barr Pharmaceuticals                   3,200(b)                 163,456
Bristol-Myers Squibb                  59,281                  1,471,947
Eli Lilly & Co                        29,638                  1,588,300
Forest Laboratories                    9,570(b)                 466,059
Johnson & Johnson                     88,165                  5,810,955

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

PHARMACEUTICALS (CONT.)
King Pharmaceuticals                   7,335(b)                $121,248
Merck & Co                            65,579                  2,918,921
Mylan Laboratories                     6,350                    128,842
Pfizer                               219,758(d)               6,041,148
Schering-Plough                       44,655                    982,857
Watson Pharmaceuticals                 3,082(b)                  79,115
Wyeth                                 40,553                  1,957,899
                                                            -----------
Total                                                        24,409,599
-----------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.1%)

Apartment Investment &
  Management Cl A                      2,930                    168,885
Archstone-Smith Trust                  6,460                    387,471
Boston Properties                      3,435                    402,067
Equity Office Properties Trust        10,549                    508,462
Equity Residential                     8,769                    467,037
Kimco Realty                           6,530                    302,861
Plum Creek Timber                      5,409                    201,539
ProLogis                               7,385                    481,280
Public Storage                         3,650                    351,422
Simon Property Group                   6,659                    679,085
Vornado Realty Trust                   3,670                    462,824
                                                            -----------
Total                                                         4,412,933
-----------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
CB Richard Ellis Group Cl A            5,530(b)                 182,103
Realogy                                6,441(b)                 168,046
                                                            -----------
Total                                                           350,149
-----------------------------------------------------------------------

ROAD & RAIL (0.7%)
Burlington Northern Santa Fe          10,909                    819,920
CSX                                   13,372                    479,520
Norfolk Southern                      12,466                    613,951
Ryder System                           1,867                     97,401
Union Pacific                          8,112                    734,298
                                                            -----------
Total                                                         2,745,090
-----------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.6%)
Advanced Micro Devices                16,340(b)                 352,454
Altera                                10,849(b)                 215,787
Analog Devices                        10,633                    345,785
Applied Materials                     41,796                    751,492
Broadcom Cl A                         14,136(b)                 464,085
Freescale Semiconductor Cl B          12,232(b)                 488,424
Intel                                173,557                  3,705,441
KLA-Tencor                             5,993                    309,658
Linear Technology                      9,058                    291,124
LSI Logic                             12,039(b)                 128,336
Maxim Integrated Products              9,655                    303,939
Micron Technology                     22,009(b)                 321,331
Natl Semiconductor                     8,978                    217,178
Novellus Systems                       3,710(b)                 115,826
NVIDIA                                10,622(b)                 392,908
PMC-Sierra                             6,314(b)                  48,050
Teradyne                               5,944(b)                  88,566
Texas Instruments                     46,193                  1,365,003
Xilinx                                10,231                    274,192
                                                            -----------
Total                                                        10,179,579
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

SOFTWARE (3.4%)
Adobe Systems                         17,466(b)                $700,911
Autodesk                               6,982(b)                 287,519
BMC Software                           6,171(b)                 200,928
CA                                    12,392                    268,906
Citrix Systems                         5,525(b)                 158,789
Compuware                             10,624(b)                  89,135
Electronic Arts                        9,234(b)                 515,719
Intuit                                10,302(b)                 324,307
Microsoft                            260,334                  7,635,595
Novell                                10,204(b)                  64,081
Oracle                               121,370(b)               2,309,671
Parametric Technology                  3,371(b)                  65,263
Symantec                              29,819(b)                 632,163
                                                            -----------
Total                                                        13,252,987
-----------------------------------------------------------------------

SPECIALTY RETAIL (2.0%)
AutoNation                             4,610(b)                  95,012
AutoZone                               1,596(b)                 181,322
Bed Bath & Beyond                      8,515(b)                 329,956
Best Buy                              12,243                    672,998
Circuit City Stores                    4,244                    105,930
Gap                                   16,240(d)                 304,013
Home Depot                            62,197                  2,361,619
Limited Brands                        10,243                    324,601
Lowe's Companies                      46,060                  1,389,170
Office Depot                           8,529(b)                 322,908
OfficeMax                              2,231                    105,013
RadioShack                             4,098                     71,838
Sherwin-Williams                       3,387                    211,857
Staples                               21,892                    557,589
Tiffany & Co                           4,155                    159,677
TJX Companies                         13,538                    371,212
                                                            -----------
Total                                                         7,564,715
-----------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Coach                                 11,020(b)                 476,174
Jones Apparel Group                    3,392                    113,971
Liz Claiborne                          3,112                    133,038
Nike Cl B                              5,771                    571,041
VF                                     2,678                    209,928
                                                            -----------
Total                                                         1,504,152
-----------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.4%)
Countrywide Financial                 18,446                    732,675
Fannie Mae                            29,173                  1,663,736
Freddie Mac                           20,824                  1,398,540
MGIC Investment                        2,543                    147,392
Sovereign Bancorp                     10,811                    270,059
Washington Mutual                     29,051                  1,268,948
                                                            -----------
Total                                                         5,481,350
-----------------------------------------------------------------------

TOBACCO (1.5%)
Altria Group                          63,091                  5,312,893
Reynolds American                      5,170                    332,121
UST                                    4,845                    271,223
                                                            -----------
Total                                                         5,916,237
-----------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (--%)
WW Grainger                            2,276                    164,691
-----------------------------------------------------------------------



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
77  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource VP - S&P 500 Index Fund

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

WIRELESS TELECOMMUNICATION SERVICES (0.6%)
ALLTEL                                11,689                   $663,234
Sprint Nextel                         90,045                  1,756,778
                                                            -----------
Total                                                         2,420,012
-----------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $297,814,795)                                       $380,332,993
-----------------------------------------------------------------------

MONEY MARKET FUND (1.6%)

                                      SHARES                   VALUE(a)

RiverSource Short-Term
  Cash Fund                        6,339,329(f)              $6,339,329
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $6,339,329)                                           $6,339,329
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $304,154,124)(g)                                    $386,672,322
=======================================================================


NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2006.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2006, the value of foreign securities represented 0.9% of net assets.

(d) Partially pledged as initial margin deposit on the following open stock index futures contracts:

    TYPE OF SECURITY                                                 CONTRACTS
    --------------------------------------------------------------------------
    PURCHASE CONTRACTS

    E-Mini S&P 500 Index, Dec. 2006                                     88

(e) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(g) At Nov. 30, 2006, the cost of securities for federal income tax purposes was approximately $304,154,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                        $91,726,000

    Unrealized depreciation                                         (9,208,000)
    --------------------------------------------------------------------------
    Net unrealized appreciation                                    $82,518,000
    --------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------
78  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

INVESTMENTS IN SECURITIES

RiverSource VP - Select Value Fund

NOV. 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (107.4%)

ISSUER                                SHARES                   VALUE(a)

AEROSPACE & DEFENSE (0.2%)
DRS Technologies                       1,000                    $49,690
-----------------------------------------------------------------------

CAPITAL MARKETS (1.6%)
AMVESCAP ADR                          12,500(c)                 270,375
Bear Stearns Companies                   900                    137,232
                                                            -----------
Total                                                           407,607
-----------------------------------------------------------------------

CHEMICALS (1.9%)
Airgas                                 4,600                    195,730
Albemarle                              4,300                    299,882
                                                            -----------
Total                                                           495,612
-----------------------------------------------------------------------

COMMERCIAL BANKS (4.8%)
Colonial BancGroup                     8,300                    202,520
Compass Bancshares                     9,400                    537,116
First Midwest Bancorp                  5,400                    201,150
KeyCorp                                8,400                    303,240
                                                            -----------
Total                                                         1,244,026
-----------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (4.0%)
Covanta Holding                       11,300(b)                 249,504
Knoll                                 10,000                    208,100
RR Donnelley & Sons                   16,100                    567,847
                                                            -----------
Total                                                         1,025,451
-----------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.5%)
ARRIS Group                            5,800(b)                  69,194
Avocent                                4,400(b)                 153,032
CommScope                                500(b)                  15,085
Polycom                                5,100(b)                 147,084
                                                            -----------
Total                                                           384,395
-----------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (2.9%)
Chicago Bridge & Iron                  5,000(c)                 144,900
URS                                   13,900(b)                 613,824
                                                            -----------
Total                                                           758,724
-----------------------------------------------------------------------

CONTAINERS & PACKAGING (4.7%)
AptarGroup                            10,600                    649,356
Sonoco Products                       15,600                    577,044
                                                            -----------
Total                                                         1,226,400
-----------------------------------------------------------------------

ELECTRIC UTILITIES (8.8%)
American Electric Power                9,000                    373,590
Edison Intl                            6,300                    289,674
Idacorp                               14,100                    563,859
Pinnacle West Capital                 11,800                    582,212
PPL                                   12,300                    447,105
                                                            -----------
Total                                                         2,256,440
-----------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.9%)
Regal-Beloit                           4,600                    235,198
-----------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (2.3%)
Coherent                               2,900(b)                  93,699
Flextronics Intl                      35,500(b,c)               399,375
Trimble Navigation                     2,000(b)                  95,940
                                                            -----------
Total                                                           589,014
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

ENERGY EQUIPMENT & SERVICES (2.0%)
Diamond Offshore Drilling              2,600                   $201,812
Noble                                  4,200                    324,450
                                                            -----------
Total                                                           526,262
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.3%)
Ruddick                               10,400                    289,952
Safeway                                6,900                    212,589
SUPERVALU                              3,100                    106,206
                                                            -----------
Total                                                           608,747
-----------------------------------------------------------------------

FOOD PRODUCTS (4.0%)
ConAgra Foods                          6,700                    172,190
HJ Heinz                               6,700                    297,815
Hormel Foods                          15,000                    568,200
                                                            -----------
Total                                                         1,038,205
-----------------------------------------------------------------------

GAS UTILITIES (3.0%)
AGL Resources                          5,500                    211,255
ONEOK                                  3,500                    151,340
Questar                                4,900                    422,625
                                                            -----------
Total                                                           785,220
-----------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.6%)
Beckman Coulter                        7,100                    421,385
-----------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.8%)
AmerisourceBergen                      4,400                    202,356
CIGNA                                  2,900                    365,545
Magellan Health Services               4,000(b)                 175,920
McKesson                               5,000                    247,000
                                                            -----------
Total                                                           990,821
-----------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (1.6%)
IMS Health                            15,200                    417,544
-----------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.9%)
Darden Restaurants                    12,500                    501,875
-----------------------------------------------------------------------

INSURANCE (9.6%)
Assurant                               4,300                    236,328
Lincoln Natl                           9,700                    616,823
Loews                                  4,500                    179,640
Old Republic Intl                     24,400                    550,220
ProAssurance                           2,100(b)                 107,583
Safeco                                 9,200                    557,244
Zenith Natl Insurance                  4,800                    221,568
                                                            -----------
Total                                                         2,469,406
-----------------------------------------------------------------------

IT SERVICES (2.9%)
Computer Sciences                     11,000(b)                 574,200
MPS Group                             11,100(b)                 166,389
                                                            -----------
Total                                                           740,589
-----------------------------------------------------------------------


COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

MACHINERY (3.0%)
Eaton                                  3,800                   $292,904
Mueller Inds                           1,600                     54,560
Terex                                  3,200(b)                 179,264
Trinity Inds                           6,500                    245,700
                                                            -----------
Total                                                           772,428
-----------------------------------------------------------------------

MARINE (0.8%)
American Commercial Lines              3,000(b)                 208,020
-----------------------------------------------------------------------

MEDIA (1.1%)
Grupo Televisa ADR                     2,900(c)                  76,212
Washington Post CI B                     300                    220,470
                                                            -----------
Total                                                           296,682
-----------------------------------------------------------------------

METALS & MINING (1.5%)
Freeport-McMoRan Copper & Gold Cl B    3,700                    232,619
IPSCO                                  1,500(c)                 153,495
                                                            -----------
Total                                                           386,114
-----------------------------------------------------------------------

MULTILINE RETAIL (1.6%)
Family Dollar Stores                   8,000                    223,120
JC Penney                              2,500                    193,350
                                                            -----------
Total                                                           416,470
-----------------------------------------------------------------------

MULTI-UTILITIES (1.3%)
NSTAR                                  9,900                    348,282
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.9%)
Chesapeake Energy                      8,800                    299,464
CONSOL Energy                          4,300                    157,853
Western Refining                       4,200                    118,944
Williams Companies                     6,000                    166,560
                                                            -----------
Total                                                           742,821
-----------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (9.8%)
Apartment Investment &
  Management Cl A                      5,000                    288,200
DiamondRock Hospitality                9,200                    162,840
Douglas Emmett                         3,700(b)                  97,310
Duke Realty                           14,400                    626,688
Health Care REIT                       5,500                    230,615
KKR Financial                         14,900                    398,724
Mid-America Apartment Communities      3,300                    198,000
Realty Income                          8,000                    219,680
Simon Property Group                   2,900                    295,742
                                                            -----------
Total                                                         2,517,799
-----------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.2%)
Jones Lang LaSalle                     3,500                    318,500
-----------------------------------------------------------------------

ROAD & RAIL (1.6%)
Werner Enterprises                    21,800                    406,570
-----------------------------------------------------------------------



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
79  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource VP - Select Value Fund

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.9%)
LSI Logic                             20,400(b)                $217,464
Microchip Technology                   8,300                    283,113
                                                            -----------
Total                                                           500,577
-----------------------------------------------------------------------

SOFTWARE (5.4%)
Cadence Design Systems                39,700(b)                 729,686
Hyperion Solutions                    13,500(b)                 496,260
Sybase                                 7,000(b)                 167,580
                                                            -----------
Total                                                         1,393,526
-----------------------------------------------------------------------

SPECIALTY RETAIL (1.3%)
TJX Companies                         12,200                    334,524
-----------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (3.5%)
Phillips-Van Heusen                    6,900                    340,377
VF                                     7,300                    572,247
                                                            -----------
Total                                                           912,624
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

THRIFTS & MORTGAGE FINANCE (0.7%)
Washington Federal                     7,500                   $174,300
-----------------------------------------------------------------------

TOBACCO (0.7%)
Loews-Carolina Group                   3,100(d)                 193,347
-----------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.1%)
United Rentals                        11,400(b)                 285,684
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.7%)
Millicom Intl Cellular                 1,300(b,c)                74,438
Rogers Communications Cl B             6,100(c)                 373,381
                                                            -----------
Total                                                           447,819
-----------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $26,369,464)                                         $27,828,698
-----------------------------------------------------------------------

MONEY MARKET FUND (2.8%)

                                      SHARES                   VALUE(a)

RiverSource Short-Term
  Cash Fund                          731,759(e)                $731,759

TOTAL MONEY MARKET FUND
(Cost: $731,759)                                               $731,759
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $27,101,223)(f)                                      $28,560,457
=======================================================================


NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2006.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2006, the value of foreign securities represented 5.8% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(f) At Nov. 30, 2006, the cost of securities for federal income tax purposes was approximately $27,101,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                          $1,694,000

    Unrealized depreciation                                            (235,000)
    ---------------------------------------------------------------------------
    Net unrealized appreciation                                      $1,459,000
    ---------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------
80  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

INVESTMENTS IN SECURITIES

RiverSource VP - Short Duration U.S. Government Fund

NOV. 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

BONDS (105.1%)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

FOREIGN AGENCIES (2.2%)
KFW
     05-19-09             5.25%  $10,000,000(c)             $10,101,440
-----------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (48.3%)
Federal Farm Credit Bank
     04-05-07             2.15     6,600,000                  6,531,228
     06-19-07             6.75     2,565,000                  2,586,351
     10-10-08             4.25     4,040,000                  4,001,834
Federal Home Loan Bank
     10-19-07             4.13    15,000,000                 14,876,865
     01-18-08             4.63     4,665,000                  4,647,506
     02-08-08             4.63     1,470,000                  1,464,557
     02-13-08             5.25     3,970,000                  3,983,951
     11-21-08             4.63     2,215,000                  2,207,775
Federal Home Loan Mtge Corp
     01-30-07             3.00     2,500,000                  2,490,930
     08-17-07             4.00     6,210,000                  6,161,059
     06-15-08             3.88       920,000                    906,504
     10-15-08             5.13     1,825,000                  1,835,720
Federal Natl Mtge Assn
     03-02-07             3.00     3,855,000                  3,833,663
     05-15-07             3.88     5,000,000                  4,970,150
     10-15-08             4.50     1,545,000                  1,536,648
U.S. Treasury
     09-30-07             4.00    27,745,000                 27,531,502
     11-30-07             4.25     7,410,000                  7,364,843
     02-15-08             3.38    15,130,000                 14,884,138
     05-31-08             4.88    27,990,000                 28,062,158
     10-31-08             4.88    42,550,000                 42,736,155
     10-31-11             4.63     9,605,000                  9,677,787
     11-15-16             4.63     2,810,000                  2,846,881
     11-15-18             9.00     2,115,000(i)               2,972,732
     08-15-23             6.25       560,000                    662,113
U.S. Treasury Inflation-Indexed Bond
     01-15-07             3.38    23,055,480(l)              22,886,021
                                                            -----------
Total                                                       221,659,071
-----------------------------------------------------------------------

ASSET-BACKED (1.5%)
Capital Auto Receivables Asset Trust
   Series 2006-SN1A Cl A4B
     03-20-10             5.43     1,525,000(d,h)             1,525,000
Franklin Auto Trust
   Series 2004-2 Cl A4 (MBIA)
     08-15-12             3.93     5,000,000(k)               4,935,695
Small Business Administration Participation Ctfs
   Series 2001-20H Cl 1
     08-01-21             6.34       302,708                    315,985
Small Business Administration
   Series 2001-10B Cl 1
     09-10-11             5.89       286,972                    295,802
                                                            -----------
Total                                                         7,072,482
-----------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

COMMERCIAL MORTGAGE-BACKED (2.0%)(f)
Citigroup Commercial Mtge Trust
   Series 2005-C3 Cl A1
     05-15-43             4.39%   $4,113,753                 $4,058,807
Federal Home Loan Mtge Corp
   Multifamily Structured Pass-Through Ctfs
   Series K001 Cl A2
     04-25-16             5.65     3,648,810                  3,724,118
Federal Natl Mtge Assn #360800
     01-01-09             5.74       887,630                    894,209
Federal Natl Mtge Assn #381990
     10-01-09             7.11       464,956                    489,619
                                                            -----------
Total                                                         9,166,753
-----------------------------------------------------------------------

MORTGAGE-BACKED (51.1%)(f)
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2005-12 Cl 2A1
     03-25-36             5.71     1,363,971(g)               1,374,609
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2006-1 Cl 2A1
     03-25-36             5.97     1,600,304(g)               1,605,905
American Home Mtge Assets
   Collateralized Mtge Obligation
   Series 2006-2 Cl 2A2
     09-25-46             5.55     3,142,078(g)               3,125,328
American Home Mtge Assets
   Collateralized Mtge Obligation
   Series 2006-3 Cl 3A2
     10-25-46             5.58     2,596,205(g)               2,596,205
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-6CB Cl 1A1
     04-25-35             7.50       890,753                    930,439
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-2CB Cl A11
     03-25-36             6.00     2,685,242                  2,699,908
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-OA8 Cl 1A2
     07-25-46             5.55     3,118,159(h)               3,125,837
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2005-R2 Cl 2A1
     06-25-35             7.00     1,956,767(d)               2,045,658
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2006-OA5 Cl 2A2
     04-25-46             5.62     2,084,892(g)               2,085,953
Federal Home Loan Mtge Corp
     12-01-36             6.00     5,800,000(b)               5,861,596
     12-01-36             6.50     7,075,000(b)               7,218,707
Federal Home Loan Mtge Corp #1G2496
     09-01-36             6.21     1,427,894(g)               1,445,957

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #A18107
     01-01-34             5.50%   $2,163,014                 $2,159,259
Federal Home Loan Mtge Corp #B16408
     09-01-19             5.50     1,420,109(i)               1,428,882
Federal Home Loan Mtge Corp #C73304
     11-01-32             7.00       379,854                    391,524
Federal Home Loan Mtge Corp #D95319
     03-01-22             6.00       147,270                    149,965
Federal Home Loan Mtge Corp #E00489
     06-01-12             7.00         8,235                      8,465
Federal Home Loan Mtge Corp #E81240
     06-01-15             7.50     1,146,963                  1,191,455
Federal Home Loan Mtge Corp #E92454
     11-01-17             5.00       829,103                    822,900
Federal Home Loan Mtge Corp #E93465
     11-01-17             5.50       931,393                    938,160
Federal Home Loan Mtge Corp #E95188
     03-01-18             6.00       479,794                    487,301
Federal Home Loan Mtge Corp #G10669
     03-01-12             7.50       470,709                    487,501
Federal Home Loan Mtge Corp #G11243
     04-01-17             6.50     1,339,618                  1,373,664
Federal Home Loan Mtge Corp #G12100
     11-01-13             5.00       100,663                    100,084
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2590 Cl BI
     02-15-14             2.28       695,440(e)                  29,130
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2639 Cl UI
     03-15-22             9.71     2,785,220(e)                 420,409
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2718 Cl IA
     10-15-22            20.00       471,132(e)                  17,894
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2783 Cl MI
     03-15-25            20.00     1,476,938(e)                  75,206
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2795 Cl IY
     07-15-17            15.06     1,155,923(e)                 110,547
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only/Inverse Floater
   Series 2882 Cl XS
     11-15-19             3.86     2,051,717(e,j)               163,055


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
81  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource VP - Short Duration U.S. Government Fund

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Series 2617 Cl HD
     06-15-16             7.00%   $1,322,981                 $1,373,079
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Series 2843 Cl BA
     01-15-18             5.00     1,215,376                  1,210,425
Federal Natl Mtge Assn
     12-01-21             5.50     3,800,000(b)               3,820,186
     12-01-36             5.50     1,000,000(b)                 996,250
     12-01-36             6.00     5,000,000(b)               5,051,550
     12-01-36             6.50     5,700,000(b)               5,815,778
Federal Natl Mtge Assn #190353
     08-01-34             5.00     2,796,798                  2,737,453
Federal Natl Mtge Assn #252211
     01-01-29             6.00       117,059                    118,988
Federal Natl Mtge Assn #252409
     03-01-29             6.50     1,351,788                  1,395,920
Federal Natl Mtge Assn #254384
     06-01-17             7.00       374,317                    385,230
Federal Natl Mtge Assn #254723
     05-01-23             5.50     3,675,822                  3,689,488
Federal Natl Mtge Assn #254748
     04-01-13             5.50     1,000,526                  1,007,874
Federal Natl Mtge Assn #254757
     05-01-13             5.00       999,225                    991,242
Federal Natl Mtge Assn #254774
     05-01-13             5.50       815,671                    822,898
Federal Natl Mtge Assn #255488
     10-01-14             5.50     1,332,357                  1,346,807
Federal Natl Mtge Assn #255501
     09-01-14             6.00     1,078,892                  1,103,971
Federal Natl Mtge Assn #313470
     08-01-10             7.50       285,807                    290,795
Federal Natl Mtge Assn #323133
     04-01-13             5.50        46,547                     46,965
Federal Natl Mtge Assn #357324
     01-01-33             5.00     3,601,820                  3,528,560
Federal Natl Mtge Assn #357485
     02-01-34             5.50     4,785,343                  4,778,335
Federal Natl Mtge Assn #507182
     07-01-14             6.00        95,047                     96,841
Federal Natl Mtge Assn #512232
     05-01-29             7.00        36,169                     37,428
Federal Natl Mtge Assn #535168
     12-01-14             5.50       152,265                    153,586
Federal Natl Mtge Assn #545818
     07-01-17             6.00     1,341,664                  1,368,542
Federal Natl Mtge Assn #545864
     08-01-17             5.50     1,793,821                  1,809,027
Federal Natl Mtge Assn #545910
     08-01-17             6.00     1,595,633                  1,627,553
Federal Natl Mtge Assn #555063
     11-01-17             5.50     2,193,531                  2,211,589
Federal Natl Mtge Assn #555343
     08-01-17             6.00       612,036                    623,753

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #555367
     03-01-33             6.00%   $3,022,883                 $3,065,470
Federal Natl Mtge Assn #555375
     04-01-33             6.00       141,287                    143,570
Federal Natl Mtge Assn #555740
     08-01-18             4.50       186,668                    182,162
Federal Natl Mtge Assn #602630
     10-01-31             7.00       252,207                    260,059
Federal Natl Mtge Assn #606789
     10-01-31             7.00     2,203,393                  2,271,992
Federal Natl Mtge Assn #626720
     01-01-17             6.00       469,602                    478,534
Federal Natl Mtge Assn #630992
     09-01-31             7.00       967,369                  1,010,254
Federal Natl Mtge Assn #630993
     09-01-31             7.50       821,015                    858,789
Federal Natl Mtge Assn #633672
     06-01-17             6.00       383,673                    391,956
Federal Natl Mtge Assn #636720
     05-01-17             5.50       118,040                    118,948
Federal Natl Mtge Assn #638210
     05-01-32             6.50       135,475                    139,082
Federal Natl Mtge Assn #648040
     06-01-32             6.50       672,598                    689,555
Federal Natl Mtge Assn #648349
     06-01-17             6.00     1,162,165                  1,185,412
Federal Natl Mtge Assn #648679
     07-01-32             6.00     2,674,678                  2,712,359
Federal Natl Mtge Assn #654413
     09-01-32             7.00       191,069                    196,900
Federal Natl Mtge Assn #656562
     02-01-33             7.00       267,798                    276,379
Federal Natl Mtge Assn #665752
     09-01-32             6.50       577,321                    591,876
Federal Natl Mtge Assn #668412
     02-01-18             5.50       611,413                    616,209
Federal Natl Mtge Assn #670387
     08-01-32             7.00        18,373                     18,956
Federal Natl Mtge Assn #671054
     01-01-33             7.00        28,085                     28,943
Federal Natl Mtge Assn #671174
     02-01-33             4.60       702,000(g)                 694,150
Federal Natl Mtge Assn #675692
     02-01-18             6.00       502,057                    511,668
Federal Natl Mtge Assn #678940
     02-01-18             5.50       912,942                    920,235
Federal Natl Mtge Assn #684588
     03-01-33             6.50       254,334                    261,254
Federal Natl Mtge Assn #688181
     03-01-33             6.00     1,514,214                  1,535,546
Federal Natl Mtge Assn #695838
     04-01-18             5.50       266,868                    268,979
Federal Natl Mtge Assn #701937
     04-01-33             6.00       181,141                    183,507
Federal Natl Mtge Assn #704610
     06-01-33             5.50     3,568,263                  3,563,037
Federal Natl Mtge Assn #705655
     05-01-33             5.00     1,554,863                  1,522,755

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #720378
     06-01-18             4.50%   $1,537,834                 $1,500,666
Federal Natl Mtge Assn #722325
     07-01-33             4.97       742,055(g)                 725,375
Federal Natl Mtge Assn #723448
     07-01-13             5.00       889,099                    888,623
Federal Natl Mtge Assn #725232
     03-01-34             5.00     3,683,424                  3,607,362
Federal Natl Mtge Assn #725425
     04-01-34             5.50     4,040,805                  4,035,332
Federal Natl Mtge Assn #725431
     08-01-15             5.50     2,240,047                  2,260,156
Federal Natl Mtge Assn #725558
     06-01-34             4.58     1,624,643(g)               1,597,583
Federal Natl Mtge Assn #725737
     08-01-34             4.54       909,643(g)                 904,131
Federal Natl Mtge Assn #725773
     09-01-34             5.50     4,756,810                  4,747,401
Federal Natl Mtge Assn #735057
     01-01-19             4.50     2,282,335                  2,227,174
Federal Natl Mtge Assn #740843
     11-01-18             5.00       131,592                    130,705
Federal Natl Mtge Assn #744010
     07-01-13             5.00     1,434,196                  1,430,621
Federal Natl Mtge Assn #745802
     07-01-36             6.00     4,498,095                  4,547,050
Federal Natl Mtge Assn #747536
     11-01-33             5.00     2,032,868                  1,990,889
Federal Natl Mtge Assn #754297
     12-01-33             4.73       283,290(g)                 277,973
Federal Natl Mtge Assn #755891
     03-01-13             5.00       349,164                    348,404
Federal Natl Mtge Assn #791447
     10-01-34             6.00       692,498                    700,959
Federal Natl Mtge Assn #797044
     07-01-34             5.50     3,384,843                  3,378,147
Federal Natl Mtge Assn #799769
     11-01-34             5.05     1,191,102(g)               1,185,325
Federal Natl Mtge Assn #801344
     10-01-34             5.07     1,360,770(g)               1,361,043
Federal Natl Mtge Assn #815264
     05-01-35             5.22     1,930,994(g)               1,927,447
Federal Natl Mtge Assn #815463
     02-01-35             5.50       784,870                    783,318
Federal Natl Mtge Assn #845070
     12-01-35             5.09     1,092,902(g)               1,091,721
Federal Natl Mtge Assn #849082
     01-01-36             5.84     1,374,296(g)               1,390,336
Federal Natl Mtge Assn #849170
     01-01-36             5.97     2,820,060(g)               2,869,563
Federal Natl Mtge Assn #865689
     02-01-36             5.90     3,212,442(g)               3,267,599
Federal Natl Mtge Assn #866097
     02-01-36             6.18     2,475,278(g)               2,528,893
Federal Natl Mtge Assn #878661
     02-01-36             5.50     4,729,018                  4,689,673
Federal Natl Mtge Assn #881629
     02-01-36             5.50     3,510,666                  3,481,457



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
82  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource VP - Short Duration U.S. Government Fund

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #885827
     06-01-36             6.50%   $2,495,309                 $2,558,807
Federal Natl Mtge Assn #885871
     06-01-36             7.00     1,934,438                  1,997,203
Federal Natl Mtge Assn #886461
     08-01-36             6.19     1,424,503(g)               1,448,577
Federal Natl Mtge Assn #887096
     07-01-36             5.81     2,635,750(g)               2,665,441
Federal Natl Mtge Assn #900197
     10-01-36             5.98     1,649,734(g)               1,666,545
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-24 Cl PI
     12-25-12            20.00       427,611(e)                   8,998
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-26 Cl MI
     03-25-23            12.58       720,071(e)                 119,423
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-71 Cl IM
     12-25-31            14.12       594,808(e)                  88,933
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-81 Cl LI
     11-25-13            10.08     1,223,842(e)                  56,504
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2004-84 Cl GI
     12-25-22            12.17       476,407(e)                  61,378
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 367 Cl 2
     01-25-36             8.85     2,053,434(e)                 439,563
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Series 2003-133 Cl GB
     12-25-26             8.00       407,474                    433,515
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Series 2003-94 Cl QB
     07-25-23             5.50     1,931,910                  1,925,704
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Series 2003-W11 Cl A1
     06-25-33             8.00        34,343(g)                  34,506
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Series 2004-60 Cl PA
     04-25-34             5.50     2,074,937                  2,095,962
Govt Natl Mtge Assn #3501
     01-20-34             6.00     7,466,196                  7,574,148

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

MORTGAGE-BACKED (CONT.)
Govt Natl Mtge Assn #498182
     05-15-16             6.00%     $879,525                   $898,952
Govt Natl Mtge Assn #605970
     03-15-33             6.00       275,345                    280,109
Govt Natl Mtge Assn #615738
     03-15-18             7.00     1,034,661                  1,067,687
Govt Natl Mtge Assn #615740
     08-15-13             6.00     2,036,787                  2,080,781
Govt Natl Mtge Assn #780758
     04-15-13             7.00       184,123                    190,098
Govt Natl Mtge Assn #781507
     09-15-14             6.00       920,346                    940,071
Govt Natl Mtge Assn
   Collateralized Mtge Obligation
   Series 2002-16 Cl PB
     04-16-31             6.00       158,358                    158,081
Govt Natl Mtge Assn
   Collateralized Mtge Obligation
   Series 2003-17 Cl B
     10-16-27             5.00       125,000                    124,749
Govt Natl Mtge Assn
   Collateralized Mtge Obligation
   Series 2004-19 Cl DJ
     03-20-34             4.50     1,297,733                  1,279,624
Govt Natl Mtge Assn
   Collateralized Mtge Obligation
   Series 2006-32 Cl A
     01-16-30             5.08     4,590,613                  4,595,774
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2004-4 Cl 3A
     06-19-34             2.98     1,163,314(g)               1,156,345
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2005-12 Cl 2A11
     10-19-35             6.66     1,796,212(g)               1,849,016
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-8 Cl 2A1B
     08-21-46             5.57     1,014,721(g)               1,014,721
IndyMac Index Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-AR13 Cl A1
     07-25-36             6.10     2,593,821(g)               2,610,681
Morgan Stanley Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2004-2AR Cl 3A
     02-25-34             5.05     1,246,867(g)               1,238,376
Structured Adjustable Rate Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2005-15 Cl 4A1
     07-25-35             5.52     2,999,129(g)               2,988,819
Structured Adjustable Rate Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-5 Cl 4A1
     06-25-36             5.97     1,907,731(g)               1,920,996

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

MORTGAGE-BACKED (CONT.)
Vendee Mtge Trust
   Collateralized Mtge Obligation
   Series 2003-1 Cl D
     12-15-25             5.75%   $1,440,712                 $1,432,607
Vendee Mtge Trust
   Collateralized Mtge Obligation
   Series 2003-2 Cl D
     11-15-23             5.00        43,682                     43,336
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-10 Cl A1
     10-25-35             5.00     4,482,217                  4,264,381
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-5 Cl 2A1
     05-25-35             5.50     1,713,408                  1,696,274
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2006-AR6 Cl 5A1
     03-25-36             5.11     1,936,128(g)               1,922,601
                                                            -----------
Total                                                       234,414,364
-----------------------------------------------------------------------

TOTAL BONDS
(Cost: $482,955,934)                                       $482,414,110
-----------------------------------------------------------------------

MONEY MARKET FUND (1.4%)

                                      SHARES                   VALUE(a)

RiverSource Short-Term
  Cash Fund                        6,260,595(m)              $6,260,595
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $6,260,595)                                           $6,260,595
-----------------------------------------------------------------------

SHORT-TERM SECURITIES (2.2%)

ISSUER                 EFFECTIVE       AMOUNT                 VALUE(a)
                         YIELD       PAYABLE AT
                                      MATURITY

U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank Disc Nts
     12-01-06             5.18%      $10,000,000             $9,998,561
-----------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $10,000,000)                                          $9,998,561
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $499,216,529)(n)                                    $498,673,266
=======================================================================



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
83  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource VP - Short Duration U.S. Government Fund

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2006.

(b) At Nov. 30, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $28,711,482.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Nov. 30, 2006, the value of foreign securities represented 2.2% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
    Nov. 30, 2006, the value of these securities amounted to $3,570,658 or 0.8% of net assets.

(e) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages.
    Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Nov. 30, 2006.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2006.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2006.

(i) Partially pledged as initial deposit on the following open interest rate futures contracts.

    TYPE OF SECURITY                                            NOTIONAL AMOUNT
    ---------------------------------------------------------------------------
    PURCHASE CONTRACTS
    U.S. Treasury Note, March 2007, 2-year                         $35,800,000
    U.S. Treasury Note, March 2007, 5-year                           7,500,000

    SALE CONTRACTS
    U.S. Long Bond, March 2007, 20-year                              5,700,000
    U.S. Treasury Note, Dec. 2006, 10-year                          21,100,000

(j) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index.
    Interest rate disclosed is the rate in effect on Nov. 30, 2006. At Nov.
    30, 2006, the value of inverse floaters represented 0.04% of net assets.

(k) The following abbreviation is used in the portfolio security description to identify the insurer of the issue:

    MBIA -- MBIA Insurance Corporation

(l) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(m) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(n) At Nov. 30, 2006, the cost of securities for federal income tax purposes was approximately $499,217,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                        $ 2,096,000

    Unrealized depreciation                                         (2,640,000)
    ---------------------------------------------------------------------------
    Net unrealized depreciation                                     $ (544,000)
    ---------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------
84  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

INVESTMENTS IN SECURITIES

RiverSource VP - Small Cap Advantage Fund

NOV. 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (113.0%)

ISSUER                                SHARES                   VALUE(a)

AEROSPACE & DEFENSE (1.1%)
BE Aerospace                          13,000(b)                $340,730
Ceradyne                              13,851(b)                 731,610
K&F Inds Holdings                     19,900(b)                 414,517
Teledyne Technologies                 18,500(b)                 743,700
                                                            -----------
Total                                                         2,230,557
-----------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.7%)
Hub Group Cl A                        31,659(b)                 903,548
Pacer Intl                            15,200                    455,240
                                                            -----------
Total                                                         1,358,788
-----------------------------------------------------------------------

AIRLINES (1.1%)
AirTran Holdings                      26,000(b)                 323,180
Continental Airlines Cl B             20,300(b)                 824,992
ExpressJet Holdings                   42,000(b)                 331,800
Republic Airways Holdings             25,000(b)                 431,750
SkyWest                               12,700                    320,548
                                                            -----------
Total                                                         2,232,270
-----------------------------------------------------------------------

AUTO COMPONENTS (0.7%)
ArvinMeritor                          29,195                    505,365
LKQ                                   19,000(b)                 434,910
Tenneco                               19,200(b)                 452,736
                                                            -----------
Total                                                         1,393,011
-----------------------------------------------------------------------

BEVERAGES (0.5%)
Boston Beer Cl A                      25,900(b)                 933,954
-----------------------------------------------------------------------

BIOTECHNOLOGY (3.9%)
Alkermes                              21,000(b)                 318,780
Applera - Celera Group                47,800(b,d)               685,930
Arena Pharmaceuticals                 25,300(b)                 326,370
BioMarin Pharmaceutical               26,244(b)                 449,035
Cubist Pharmaceuticals                18,900(b)                 384,804
Digene                                 7,000(b)                 357,700
Enzon Pharmaceuticals                 40,000(b)                 333,200
Human Genome Sciences                 46,200(b)                 578,424
InterMune                             15,200(b)                 325,280
Isis Pharmaceuticals                  38,000(b)                 387,980
Lexicon Genetics                     101,000(b)                 374,710
Medarex                               51,100(b)                 689,339
Myriad Genetics                       13,200(b)                 401,280
Nabi Biopharmaceuticals               52,000(b)                 367,120
OSI Pharmaceuticals                    9,000(b)                 330,120
Progenics Pharmaceuticals             17,800(b)                 487,364
Regeneron Pharmaceuticals             13,200(b)                 283,932
United Therapeutics                   10,000(b)                 582,200
                                                            -----------
Total                                                         7,663,568
-----------------------------------------------------------------------

BUILDING PRODUCTS (0.6%)
Goodman Global                        26,100(b)                 417,861
NCI Building Systems                  12,147(b)                 670,271
                                                            -----------
Total                                                         1,088,132
-----------------------------------------------------------------------

CAPITAL MARKETS (1.1%)
Ares Capital                          25,000                    471,250
Knight Capital Group Cl A             46,373(b)                 816,628

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

CAPITAL MARKETS (CONT.)
LaBranche & Co                        35,101(b)                $379,091
TradeStation Group                    26,000(b)                 379,340
                                                            -----------
Total                                                         2,046,309
-----------------------------------------------------------------------

CHEMICALS (1.8%)
CF Inds Holdings                      18,000                    409,500
HB Fuller                             24,000                    625,680
Hercules                              21,000(b)                 391,230
Pioneer Companies                     12,000(b)                 324,120
PolyOne                               56,200(b)                 431,616
Sensient Technologies                 21,534                    513,155
Spartech                              23,900                    715,088
                                                            -----------
Total                                                         3,410,389
-----------------------------------------------------------------------

COMMERCIAL BANKS (5.1%)
Central Pacific Financial              8,400                    314,748
Chittenden                            15,000                    451,200
Citizens Banking                      20,000                    536,800
City Holding                          21,700                    857,150
First BanCorp                         34,000(c)                 340,680
Glacier Bancorp                        8,000                    284,320
Greater Bay Bancorp                   29,552                    760,668
Hancock Holding                       12,423                    667,364
Hanmi Financial                       30,800                    672,364
MB Financial                          11,667                    419,079
Pacific Capital Bancorp               15,997                    521,342
Preferred Bank                         8,900                    507,033
Prosperity Bancshares                 14,000                    474,740
Sterling Financial                    26,600                    892,430
SVB Financial Group                   13,000(b)                 617,240
Trustmark                             23,799                    776,323
United Community Banks                12,000                    399,960
Vineyard Natl Bancorp                 17,800                    384,836
                                                            -----------
Total                                                         9,878,277
-----------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (5.3%)
ACCO Brands                           21,600(b)                 548,424
American Reprographics                20,700(b)                 647,082
CBIZ                                  70,300(b)                 492,100
Clean Harbors                         10,000(b)                 427,300
COMSYS IT Partners                    24,200(b)                 445,522
Consolidated Graphics                 11,900(b)                 696,150
CRA Intl                              12,700(b)                 655,701
Deluxe                                29,000                    713,980
Ennis                                 20,000                    456,200
GEO Group                             12,000(b)                 450,720
Global Cash Access Holdings           22,800(b)                 365,484
Heidrick & Struggles Intl              8,000(b)                 334,720
Herman Miller                         18,200                    639,002
IHS Cl A                              18,200(b)                 674,310
IKON Office Solutions                 29,000                    468,930
PeopleSupport                         24,000(b)                 532,320
SAIC                                  21,040(b)                 399,129
Viad                                  13,479                    529,859
Watson Wyatt Worldwide Cl A           17,500                    812,000
                                                            -----------
Total                                                        10,288,933
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

COMMUNICATIONS EQUIPMENT (4.1%)
3Com                                  60,900(b)                $255,171
ADTRAN                                17,800                    387,862
Anaren                                17,800(b)                 365,790
ARRIS Group                           70,000(b)                 835,100
CommScope                             19,236(b)                 580,350
Comtech Telecommunications            19,600(b)                 696,192
Finisar                              142,861(b)                 547,158
Foundry Networks                      62,100(b)                 888,651
InterDigital Communications           18,400(b)                 587,880
Polycom                               41,800(b)               1,205,512
Redback Networks                      40,593(b)                 597,529
Sonus Networks                        79,900(b)                 501,772
Sycamore Networks                     79,500(b)                 296,535
UTStarcom                             23,000(b)                 204,240
                                                            -----------
Total                                                         7,949,742
-----------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.9%)
Brocade Communications Systems       136,400(b)               1,261,700
Electronics for Imaging               20,700(b)                 507,150
Emulex                                18,800(b)                 392,356
Imation                               15,241                    705,811
Palm                                  22,600(b)                 316,626
Rackable Systems                      12,000(b)                 427,320
                                                            -----------
Total                                                         3,610,963
-----------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
EMCOR Group                            7,000(b)                 417,690
-----------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.4%)
Headwaters                            17,000(b)                 406,640
Texas Inds                             5,400                    368,550
                                                            -----------
Total                                                           775,190
-----------------------------------------------------------------------

CONSUMER FINANCE (1.0%)
Cash America Intl                     15,389                    679,270
EZCORP Cl A                           12,000(b)                 560,640
First Cash Financial Services         30,000(b)                 612,900
                                                            -----------
Total                                                         1,852,810
-----------------------------------------------------------------------

CONTAINERS & PACKAGING (0.6%)
Greif Cl A                             4,100                    406,515
Rock-Tenn Cl A                        13,986                    352,447
Silgan Holdings                       10,000                    431,400
                                                            -----------
Total                                                         1,190,362
-----------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.3%)
Pre-Paid Legal Services                7,000                    290,640
Regis                                  8,000                    306,480
                                                            -----------
Total                                                           597,120
-----------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.8%)
Financial Federal                     15,100                    418,270
Intl Securities Exchange Holdings     10,700                    569,026


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
85  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource VP - Small Cap Advantage Fund

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

DIVERSIFIED FINANCIAL SERVICES (CONT.)
iShares Russell 2000 Index Fund       33,000(e)              $2,576,970
                                                            -----------
Total                                                         3,564,266
-----------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.6%)
Alaska Communications Systems Group   30,400                    458,736
Cbeyond                               11,000(b)                 361,460
Cincinnati Bell                       81,200(b)                 367,024
CT Communications                     14,000                    285,320
FairPoint Communications              25,400                    469,138
General Communication Cl A            24,000(b)                 366,240
Golden Telecom                         8,100(c)                 328,779
Time Warner Telecom Cl A              24,000(b)                 437,760
                                                            -----------
Total                                                         3,074,457
-----------------------------------------------------------------------

ELECTRIC UTILITIES (1.6%)
Cleco                                 26,134                    669,814
Idacorp                               16,800                    671,832
Unisource Energy                      27,000                    991,710
Westar Energy                         29,200                    776,428
                                                            -----------
Total                                                         3,109,784
-----------------------------------------------------------------------

ELECTRICAL EQUIPMENT (2.2%)
Acuity Brands                         21,600                  1,137,672
General Cable                         22,809(b)                 969,383
Genlyte Group                         15,900(b)               1,349,273
Regal-Beloit                          15,992                    817,671
                                                            -----------
Total                                                         4,273,999
-----------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (2.6%)
Aeroflex                              47,174(b)                 568,918
Anixter Intl                           9,400(b)                 551,028
Benchmark Electronics                 16,000(b)                 388,640
FLIR Systems                          13,400(b)                 431,614
Global Imaging Systems                30,400(b)                 647,824
Itron                                 12,100(b)                 580,679
Plexus                                13,824(b)                 333,850
Rofin-Sinar Technologies               5,980(b)                 347,558
Rogers                                 7,000(b)                 486,360
ScanSource                            14,000(b)                 427,280
Technitrol                            13,000                    357,240
                                                            -----------
Total                                                         5,120,991
-----------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.4%)
BASiC Energy Services                 17,800(b)                 449,806
Dril-Quip                             12,600(b)                 533,358
Grey Wolf                            110,500(b)                 782,340
GulfMark Offshore                      9,000(b)                 362,430
Lone Star Technologies                 5,700(b)                 299,022
Matrix Service                        31,000(b)                 495,380
NATCO Group Cl A                      13,900(b)                 479,133
Oil States Intl                       21,600(b)                 751,896
Parker Drilling                       64,714(b)                 623,196
RPC                                   16,500                    371,250
Trico Marine Services                  7,000(b)                 254,450
Veritas DGC                            6,349(b)                 496,301
W-H Energy Services                   16,496(b)                 787,684
                                                            -----------
Total                                                         6,686,246
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

FOOD & STAPLES RETAILING (0.7%)
Longs Drug Stores                     12,400                   $509,516
Pantry                                 7,964(b)                 390,395
Spartan Stores                        24,400                    513,132
                                                            -----------
Total                                                         1,413,043
-----------------------------------------------------------------------

FOOD PRODUCTS (0.5%)
Imperial Sugar                        14,000                    322,560
Premium Standard Farms                22,800                    432,972
Ralcorp Holdings                       6,000(b)                 303,900
                                                            -----------
Total                                                         1,059,432
-----------------------------------------------------------------------

GAS UTILITIES (1.9%)
Laclede Group                         17,800                    651,124
New Jersey Resources                  20,500                  1,060,875
Nicor                                 21,413                  1,061,014
Southwest Gas                         24,400                    915,976
                                                            -----------
Total                                                         3,688,989
-----------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.3%)
DJO                                   12,800(b)                 544,256
Greatbatch                            20,300(b)                 528,003
Hologic                               22,027(b)               1,102,011
ICU Medical                            9,500(b)                 383,895
Immucor                               12,000(b)                 322,800
Mentor                                11,400                    569,430
Palomar Medical Technologies          10,100(b)                 504,495
West Pharmaceutical Services           8,889                    436,450
                                                            -----------
Total                                                         4,391,340
-----------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (4.0%)
Air Methods                            9,000(b)                 236,430
AMN Healthcare Services               24,300(b)                 674,325
Apria Healthcare Group                14,000(b)                 349,580
Emergency Medical Services LP Cl A    18,000(b)                 317,700
inVentiv Health                       30,663(b)                 929,396
Kindred Healthcare                    11,515(b)                 296,166
LHC Group                             13,000(b)                 359,710
Magellan Health Services              16,500(b)                 725,670
MedCath                               10,000(b)                 258,800
Molina Healthcare                     12,700(b)                 431,673
PSS World Medical                     28,200(b)                 590,508
Psychiatric Solutions                 26,200(b)                 953,417
Radiation Therapy Services            15,000(b)                 492,900
Sunrise Senior Living                 13,900(b)                 443,410
WellCare Health Plans                 10,100(b)                 652,157
                                                            -----------
Total                                                         7,711,842
-----------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.5%)
Omnicell                              23,000(b)                 432,400
TriZetto Group                        20,900(b)                 361,361
Vital Images                           8,000(b)                 258,160
                                                            -----------
Total                                                         1,051,921
-----------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.8%)

California Pizza Kitchen              11,400(b)                 357,504
CBRL Group                            12,000                    514,680
CEC Entertainment                     11,000(b)                 437,910
Chipotle Mexican Grill Cl A           12,700(b)                 735,965

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

HOTELS, RESTAURANTS & LEISURE (CONT.)
CKE Restaurants                       34,200                   $630,648
Domino's Pizza                        20,400                    560,184
Jack in the Box                       15,523(b)                 954,509
Speedway Motorsports                  14,800                    560,920
Triarc Companies Cl B                 12,000                    224,880
Vail Resorts                          12,300(b)                 541,446
                                                            -----------
Total                                                         5,518,646
-----------------------------------------------------------------------

HOUSEHOLD DURABLES (1.7%)
American Greetings Cl A               24,000                    571,440
Blyth                                 13,000                    330,460
Champion Enterprises                  36,000(b)                 336,600
Hovnanian Enterprises Cl A            11,000(b)                 390,610
Interface Cl A                        21,000(b)                 312,060
Meritage Homes                         7,000(b)                 339,920
Sealy                                 31,700                    471,696
Tempur-Pedic Intl                     25,088(b)                 528,855
                                                            -----------
Total                                                         3,281,641
-----------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.2%)
Central Garden & Pet                   7,600(b)                 396,720
-----------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.3%)
Tredegar                              25,000                    497,250
-----------------------------------------------------------------------

INSURANCE (6.1%)
American Physicians Capital           23,964(b)                 956,643
Commerce Group                        28,052                    855,867
Delphi Financial Group Cl A           31,425                  1,272,713
Hilb Rogal & Hobbs                     6,000                    249,600
Horace Mann Educators                 48,578                    982,247
LandAmerica Financial Group           15,623                    954,722
Navigators Group                      19,200(b)                 888,384
Ohio Casualty                         19,200                    560,832
Phoenix Companies                     32,300                    521,645
ProAssurance                          24,500(b)               1,255,135
RLI                                    9,700                    536,507
Safety Insurance Group                14,645                    767,105
Selective Insurance Group             21,650                  1,202,008
Zenith Natl Insurance                 19,100                    881,656
                                                            -----------
Total                                                        11,885,064
-----------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.3%)
Priceline.com                         15,100(b)                 596,299
-----------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (2.5%)
Digital River                         11,400(b)                 671,574
Internap Network Services             30,000(b)                 583,500
j2 Global Communications              15,500(b)                 432,915
NIC                                   79,900(b)                 379,525
Perficient                            18,000(b)                 314,460
RealNetworks                          53,300(b)                 612,950
SAVVIS                                13,400(b)                 405,886
Travelzoo                             13,000(b)                 402,350
ValueClick                            28,796(b)                 716,157
Websense                              12,000(b)                 306,600
                                                            -----------
Total                                                         4,825,917
-----------------------------------------------------------------------




See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
86  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource VP - Small Cap Advantage Fund

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

IT SERVICES (2.7%)
BISYS Group                           28,000(b)                $335,720
CSG Systems Intl                      24,393(b)                 676,418
Forrester Research                    15,000(b)                 421,800
Gartner                               24,800(b)                 478,144
infoUSA                               35,000                    424,900
Lightbridge                           38,000(b)                 501,600
MPS Group                             47,497(b)                 711,980
Perot Systems Cl A                    36,519(b)                 574,079
Sykes Enterprises                     30,200(b)                 520,346
Tyler Technologies                    38,000(b)                 549,100
                                                            -----------
Total                                                         5,194,087
-----------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (1.1%)
JAKKS Pacific                         15,000(b)                 327,750
K2                                    38,000(b)                 513,760
Marvel Entertainment                  27,900(b)                 783,990
RC2                                   14,000(b)                 600,180
                                                            -----------
Total                                                         2,225,680
-----------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.7%)
Bio-Rad Laboratories Cl A              9,300(b)                 734,235
Exelixis                              45,600(b)                 393,072
Illumina                              16,000(b)                 616,480
Molecular Devices                     16,500(b)                 348,315
Nektar Therapeutics                   25,000(b)                 412,750
Varian                                17,900(b)                 789,032
                                                            -----------
Total                                                         3,293,884
-----------------------------------------------------------------------

MACHINERY (3.6%)
Accuride                              30,000(b)                 337,800
Actuant Cl A                           8,000                    432,480
Ampco-Pittsburgh                      10,000                    346,900
Columbus McKinnon                     19,000(b)                 441,370
EnPro Inds                            16,500(b)                 575,520
Gardner Denver                        14,800(b)                 565,952
Middleby                               6,100(b)                 619,150
Miller Inds                           15,000(b)                 334,950
Mueller Inds                          13,898                    473,922
Navistar Intl                         12,000(b)                 383,880
Nordson                                7,000                    338,030
RBC Bearings                          15,000(b)                 435,900
Valmont Inds                          16,100                    953,925
Wabtec                                15,200                    499,320
Watts Water Technologies Cl A          8,000                    333,040
                                                            -----------
Total                                                         7,072,139
-----------------------------------------------------------------------

MARINE (0.6%)
American Commercial Lines             16,500(b)               1,144,110
-----------------------------------------------------------------------

MEDIA (1.6%)
Charter Communications Cl A           81,000(b)                 238,950
Cox Radio Cl A                        40,600(b)                 645,540
Interactive Data                      20,000                    467,600
Journal Communications Cl A           38,000                    449,920
LodgeNet Entertainment                15,000(b)                 354,750
Scholastic                            17,800(b)                 593,096

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

MEDIA (CONT.)
Sinclair Broadcast Group Cl A         36,000                   $358,200
                                                            -----------
Total                                                         3,108,056
-----------------------------------------------------------------------

METALS & MINING (1.7%)
AK Steel Holding                      36,000(b)                 593,640
Chaparral Steel                       20,800                    967,200
Cleveland-Cliffs                      17,400                    835,896
Hecla Mining                          50,000(b)                 348,500
Metal Management                      17,713                    649,181
                                                            -----------
Total                                                         3,394,417
-----------------------------------------------------------------------

MULTILINE RETAIL (0.7%)
99 Cents Only Stores                  39,310(b)                 434,376
Big Lots                              42,600(b)                 950,406
                                                            -----------
Total                                                         1,384,782
-----------------------------------------------------------------------

MULTI-UTILITIES (0.2%)
Avista                                12,000                    323,160
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.0%)
Alon USA Energy                       12,000                    373,680
Arena Resources                       20,800(b)                 908,960
Atlas America                         12,632(b)                 613,915
Gasco Energy                         117,300(b)                 312,018
Mariner Energy                        23,800(b)                 498,610
Parallel Petroleum                    22,827(b)                 450,833
Penn Virginia                         12,700                    957,453
Petrohawk Energy                      18,000(b)                 233,460
Swift Energy                          11,200(b)                 572,432
VAALCO Energy                         63,400(b)                 531,926
VeraSun Energy                        17,000(b)                 429,930
                                                            -----------
Total                                                         5,883,217
-----------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Buckeye Technologies                  44,700(b)                 524,778
-----------------------------------------------------------------------

PERSONAL PRODUCTS (0.4%)
NBTY                                  10,000(b)                 363,500
Prestige Brands Holdings              29,000(b)                 347,420
                                                            -----------
Total                                                           710,920
-----------------------------------------------------------------------

PHARMACEUTICALS (1.6%)
Adams Respiratory Therapeutics        10,000(b)                 393,700
Medicis Pharmaceutical Cl A           13,900                    512,632
MGI PHARMA                            24,600(b)                 466,662
Noven Pharmaceuticals                 14,000(b)                 331,940
Perrigo                               30,400                    509,200
Sciele Pharma                         21,300(b)                 481,593
ViroPharma                            22,000(b)                 339,020
                                                            -----------
Total                                                         3,034,747
-----------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (7.7%)
Acadia Realty Trust                   17,000                    441,660
Agree Realty                          13,000                    454,610
Alexandria Real Estate Equities        9,600                    989,569
American Home Mtge Investment         16,289                    576,142

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
Arbor Realty Trust                    13,800                   $389,712
Capital Trust Cl A                     9,000                    401,220
Cousins Properties                    19,000                    690,270
DiamondRock Hospitality               39,000                    690,300
Digital Realty Trust                   9,400                    342,536
EastGroup Properties                   8,000                    448,400
Entertainment Properties Trust        10,300                    625,210
FelCor Lodging Trust                  18,200                    400,582
Home Properties                        7,000                    432,670
IMPAC Mtge Holdings                   46,347                    454,664
Inland Real Estate                    23,000                    446,200
KKR Financial                          2,800                     74,928
LaSalle Hotel Properties              16,000                    705,600
LTC Properties                        20,000                    552,400
Mid-America Apartment Communities     11,400                    684,000
Nationwide Health Properties          30,400                    899,536
Newcastle Investment                  11,000                    329,450
PS Business Parks                     12,200                    869,250
Realty Income                         25,000                    686,500
Redwood Trust                          8,000                    457,680
Sovran Self Storage                    9,600                    561,600
Tanger Factory Outlet Centers         20,400                    804,168
Washington Real Estate
  Investment Trust                    11,000                    471,570
                                                            -----------
Total                                                        14,880,427
-----------------------------------------------------------------------

ROAD & RAIL (0.6%)
Florida East Coast Inds                8,900                    532,843
Heartland Express                     21,600                    333,288
Old Dominion Freight Line             11,050(b)                 296,251
                                                            -----------
Total                                                         1,162,382
-----------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.7%)
Advanced Energy Inds                  22,800(b)                 392,844
Atheros Communications                25,393(b)                 577,437
Atmel                                 67,200(b)                 340,032
Cirrus Logic                          46,900(b)                 326,893
Cohu                                  13,000                    257,010
Cymer                                 13,900(b)                 656,775
DSP Group                             14,500(b)                 313,055
FormFactor                             6,700(b)                 250,312
Hittite Microwave                     11,400(b)                 445,398
Lattice Semiconductor                 54,500(b)                 370,055
Micrel                                39,000(b)                 450,450
MKS Instruments                       30,400(b)                 632,624
ON Semiconductor                      75,100(b)                 483,644
RF Micro Devices                      64,700(b)                 498,837
Silicon Image                         42,600(b)                 535,482
Silicon Storage Technology            78,600(b)                 362,346
Supertex                               7,000(b)                 328,440
Tessera Technologies                  11,400(b)                 431,718
Trident Microsystems                  28,000(b)                 587,440
Varian Semiconductor Equipment
  Associates                          14,000(b)                 556,220
Zoran                                 17,753(b)                 264,697
                                                            -----------
Total                                                         9,061,709
-----------------------------------------------------------------------




See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
87  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource VP - Small Cap Advantage Fund

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

SOFTWARE (3.5%)
Ansoft                                 9,000(b)                $248,760
ANSYS                                  6,822(b)                 320,293
Aspen Technology                      36,783(b)                 358,634
Blackbaud                             12,000                    309,480
Hyperion Solutions                    13,900(b)                 510,964
Macrovision                           12,000(b)                 331,800
Magma Design Automation               29,800(b)                 267,008
Manhattan Associates                  13,700(b)                 397,300
MICROS Systems                        15,100(b)                 768,892
MicroStrategy Cl A                     2,300(b)                 272,481
OPNET Technologies                    25,400(b)                 409,702
Parametric Technology                 17,000(b)                 329,120
Quality Systems                        8,000                    305,680
Sybase                                31,700(b)                 758,898
THQ                                   15,000(b)                 488,250
TIBCO Software                        62,100(b)                 578,151
VA Software                           47,000(b)                 214,320
                                                            -----------
Total                                                         6,869,733
-----------------------------------------------------------------------

SPECIALTY RETAIL (3.5%)
Aeropostale                           12,000(b)                 362,880
bebe Stores                           10,000                    199,100
Blockbuster Cl A                      94,000(b)                 494,440
Cato Cl A                             12,253                    290,886
Charlotte Russe Holding               12,000(b)                 362,040
Charming Shoppes                      34,200(b)                 462,726
CSK Auto                              26,600(b)                 442,890

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

SPECIALTY RETAIL (CONT.)
Dress Barn                            15,000(b)                $363,300
DSW Cl A                              15,200(b)                 582,160
GUESS?                                 9,500(b)                 590,520
Gymboree                               5,800(b)                 230,840
Men's Wearhouse                       18,100                    693,230
Payless ShoeSource                    25,600(b)                 798,464
Rent-A-Center                         19,800(b)                 541,332
Talbots                               14,000                    348,880
                                                            -----------
Total                                                         6,763,688
-----------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (3.0%)
Carter's                              13,000(b)                 358,280
Deckers Outdoor                       10,119(b)                 564,640
Kellwood                              11,000                    343,750
K-Swiss Cl A                          19,000                    630,990
Movado Group                          30,400                    760,304
Phillips-Van Heusen                   20,500                  1,011,265
Quiksilver                            32,200(b)                 468,510
Steven Madden                         11,000                    404,470
Warnaco Group                         19,176(b)                 497,042
Wolverine World Wide                  24,100                    700,346
                                                            -----------
Total                                                         5,739,597
-----------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (2.6%)
BankUnited Financial Cl A             22,000                    561,000
Corus Bankshares                      15,800                    354,078
Downey Financial                       9,200                    669,760

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

THRIFTS & MORTGAGE FINANCE (CONT.)
FirstFed Financial                    11,392(b)                $740,708
Ocwen Financial                       42,225(b)                 635,486
TierOne                               30,900                    963,771
Triad Guaranty                        14,367(b)                 772,945
WSFS Financial                         6,700                    432,619
                                                            -----------
Total                                                         5,130,367
-----------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.8%)
Applied Industrial Technologies       15,000                    426,900
Beacon Roofing Supply                 15,000(b)                 307,950
Interline Brands                      22,900(b)                 556,928
UAP Holding                           14,000                    336,140
                                                            -----------
Total                                                         1,627,918
-----------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $199,022,434)                                       $219,595,710
-----------------------------------------------------------------------

MONEY MARKET FUND (2.7%)(f)

                                      SHARES                   VALUE(a)

RiverSource Short-Term Cash Fund   5,186,013(g)              $5,186,013
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $5,186,013)                                           $5,186,013
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $204,208,447)(h)                                    $224,781,723
=======================================================================


NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2006.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2006, the value of foreign securities represented 0.3% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) At Nov. 30, 2006, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in a money market fund and represents 1.3% of net assets. 1.4% of net assets is the Fund's cash equivalent position.

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(h) At Nov. 30, 2006, the cost of securities for federal income tax purposes was approximately $204,208,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                        $23,945,000
    Unrealized depreciation                                         (3,371,000)
    --------------------------------------------------------------------------
    Net unrealized appreciation                                    $20,574,000
    --------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------
88  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

INVESTMENTS IN SECURITIES

RiverSource VP - Small Cap Value Fund

NOV. 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (101.6%)

ISSUER                                SHARES                   VALUE(a)

AEROSPACE & DEFENSE (0.4%)
Ceradyne                               9,200(b)                $485,944
Orbital Sciences                      66,300(b)               1,201,356
Triumph Group                          7,600                    403,256
                                                            -----------
Total                                                         2,090,556
-----------------------------------------------------------------------

AIRLINES (1.8%)
Air France-KLM ADR                    56,650(c)               2,264,867
Alaska Air Group                     155,700(b)               6,403,941
ExpressJet Holdings                   36,000(b)                 284,400
Mesa Air Group                        53,800(b)                 439,546
SkyWest                               18,500                    466,940
                                                            -----------
Total                                                         9,859,694
-----------------------------------------------------------------------

AUTO COMPONENTS (3.1%)
American Axle & Mfg Holdings         216,200                  3,956,460
ArvinMeritor                          25,600                    443,136
Lear                                 206,800                  6,400,460
Modine Mfg                             5,500                    135,300
STRATTEC SECURITY                     26,256(b)               1,138,985
Superior Inds Intl                   189,400                  3,736,862
Visteon                              159,000(b)               1,278,360
                                                            -----------
Total                                                        17,089,563
-----------------------------------------------------------------------

BEVERAGES (1.3%)
Coca-Cola Bottling Company
  Consolidated                        81,902                  5,170,473
National Beverage                    137,990                  1,744,194
                                                            -----------
Total                                                         6,914,667
-----------------------------------------------------------------------

BIOTECHNOLOGY (0.3%)
BioMarin Pharmaceutical               65,700(b)               1,124,127
Savient Pharmaceuticals               37,700(b)                 439,959
                                                            -----------
Total                                                         1,564,086
-----------------------------------------------------------------------

CAPITAL MARKETS (1.1%)
Knight Capital Group Cl A             72,800(b)               1,282,008
LaBranche & Co                        44,100(b)                 476,280
Oppenheimer Holdings Cl A            129,730(c)               4,466,604
                                                            -----------
Total                                                         6,224,892
-----------------------------------------------------------------------

CHEMICALS (1.7%)
Georgia Gulf                          15,200                    309,624
Olin                                  39,200                    655,816
Pioneer Companies                     21,100(b)                 569,911
PolyOne                              622,400(b)               4,780,032
Sensient Technologies                 39,200                    934,136
Spartech                              43,100                  1,289,552
Stepan                                24,270                    735,866
                                                            -----------
Total                                                         9,274,937
-----------------------------------------------------------------------

COMMERCIAL BANKS (4.7%)
Bank of Hawaii                        55,700                  2,875,790
Boston Private Financial Holdings     81,540                  2,213,811
Central Pacific Financial             11,700                    438,399
Chemical Financial                     5,200                    169,832

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

COMMERCIAL BANKS (CONT.)
Citizens Banking                      42,300                 $1,135,332
City Holding                          12,100                    477,950
Community Bank System                 18,500                    444,740
Community Trust Bancorp                3,700                    149,517
Cullen/Frost Bankers                  36,910                  2,011,595
First BanCorp                         39,800(c)                 398,796
First Community Bancorp               20,600                  1,112,606
Greater Bay Bancorp                   41,500                  1,068,210
Hanmi Financial                       25,200                    550,116
Independent Bank                      25,730                    604,398
Intl Bancshares                       71,720                  2,216,865
Mercantile Bank                        7,001                    267,718
Nara Bancorp                           6,900                    139,932
Pacific Capital Bancorp               38,900                  1,267,751
Preferred Bank                         3,400                    193,698
Republic Bancorp                      29,080                    397,233
Republic Bancorp Cl A                 76,460                  1,902,325
Security Bank                          5,500                    136,950
Sterling Bancshares                   39,000                    718,380
Sterling Financial                     9,800                    328,790
Susquehanna Bancshares                46,500                  1,286,190
UCBH Holdings                         47,300                    797,478
Umpqua Holdings                       62,240                  1,868,445
United Community Banks                20,500                    683,265
                                                            -----------
Total                                                        25,856,112
-----------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (4.5%)
ADESA                                 73,080                  1,930,774
Brady Cl A                           106,900                  4,102,822
Brink's                               22,310                  1,252,483
CBIZ                                  54,300(b)                 380,100
Central Parking                       29,300                    535,018
Consolidated Graphics                  4,200(b)                 245,700
Ennis                                 35,600                    812,036
Exponent                              38,760(b)                 690,703
IKON Office Solutions                 91,200                  1,474,704
John H Harland                        25,200                  1,080,576
Labor Ready                           75,920(b)               1,436,406
Mac-Gray                             366,480(b)               4,012,956
Pike Electric                         31,120(b)                 488,273
Spherion                              90,400(b)                 650,880
Synagro Technologies                 677,677                  3,069,877
Viad                                  26,700                  1,049,577
WCA Waste                            223,948(b)               1,442,225
                                                            -----------
Total                                                        24,655,110
-----------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.4%)
3Com                               1,131,000(b)               4,738,890
Anaren                                20,600(b)                 423,330
CommScope                             36,300(b)               1,095,171
EMS Technologies                       5,900(b)                 120,773
Oplink Communications                 26,400(b)                 526,680
Sycamore Networks                     19,000(b)                  70,870
UTStarcom                             71,900(b)                 638,472
                                                            -----------
Total                                                         7,614,186
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

COMPUTERS & PERIPHERALS (2.0%)
Brocade Communications Systems        18,800(b)                $173,900
Diebold                              104,700                  4,816,200
Hutchinson Technology                142,500(b)               3,395,775
Imation                               49,190                  2,277,989
                                                            -----------
Total                                                        10,663,864
-----------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.9%)
Infrasource Services                  13,700(b)                 296,057
Insituform Technologies Cl A         168,800(b)               4,341,536
                                                            -----------
Total                                                         4,637,593
-----------------------------------------------------------------------

CONSUMER FINANCE (0.2%)
Advanta Cl B                          27,200                  1,240,864
-----------------------------------------------------------------------

CONTAINERS & PACKAGING (1.3%)
AptarGroup                            98,970                  6,062,902
Greif Cl A                             3,900                    386,685
Myers Inds                            38,200                    617,312
                                                            -----------
Total                                                         7,066,899
-----------------------------------------------------------------------

DISTRIBUTORS (0.4%)
Audiovox Cl A                        168,688(b)               2,336,329
-----------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (1.6%)
Coinmach Service Cl A                211,570                  2,162,245
Coinmach Service Unit                121,640(d)               2,145,730
Regis                                114,210                  4,375,385
                                                            -----------
Total                                                         8,683,360
-----------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.5%)
Financial Federal                     27,400                    758,980
Medallion Financial                  229,218                  2,718,525
PICO Holdings                        127,050(b)               4,035,108
Prospect Energy                       44,063                    777,712
                                                            -----------
Total                                                         8,290,325
-----------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.9%)

Atlantic Tele-Network                 62,894                  1,786,190
CT Communications                     49,000                    998,620
Golden Telecom                         5,900(c)                 239,481
IDT                                  144,300(b)               1,948,050
                                                            -----------
Total                                                         4,972,341
-----------------------------------------------------------------------

ELECTRIC UTILITIES (2.1%)
Cleco                                 47,800                  1,225,114
Idacorp                               10,100                    403,899
MGE Energy                            16,700                    573,812
Reliant Energy                       534,000(b)               7,166,280
Sierra Pacific Resources              73,300(b)               1,203,586
Unisource Energy                      23,700                    870,501
                                                            -----------
Total                                                        11,443,192
-----------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.4%)
Encore Wire                            8,200(b)                 202,212
General Cable                          4,000(b)                 170,000
Regal-Beloit                         127,500                  6,519,075


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
89  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006


RiverSource VP - Small Cap Value Fund

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)
ELECTRICAL EQUIPMENT (CONT.)

Thomas & Betts                         5,100(b)                $264,537
Woodward Governor                      8,900                    339,891
                                                            -----------
Total                                                         7,495,715
-----------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (4.1%)
Agilysys                              46,350                    710,082
Anixter Intl                          20,500(b)               1,201,710
Benchmark Electronics                  5,800(b)                 140,882
Coherent                              12,600(b)                 407,106
Ingram Micro Cl A                    134,830(b)               2,747,835
Insight Enterprises                   23,700(b)                 476,370
Littelfuse                           127,200(b)               3,978,816
Mercury Computer Systems             156,200(b)               2,043,096
Methode Electronics                   12,600                    141,246
Newport                               54,900(b)               1,192,977
Plexus                               105,900(b)               2,557,485
ScanSource                            18,800(b)                 573,776
SYNNEX                                 8,900(b)                 202,119
Tech Data                             50,000(b)               2,091,000
TTM Technologies                      20,000(b)                 252,200
Vishay Intertechnology               275,600(b)               3,610,360
                                                            -----------
Total                                                        22,327,060
-----------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.4%)
Bristow Group                         51,470(b)               1,830,788
CHC Helicopter Cl A                  124,270(c)               2,788,619
Hornbeck Offshore Services            10,500(b)                 396,270
Input/Output                          29,000(b)                 314,650
Oil States Intl                       37,200(b)               1,294,932
Trico Marine Services                 29,600(b)               1,075,960
                                                            -----------
Total                                                         7,701,219
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (3.4%)
Arden Group                           29,522                  3,837,565
Casey's General Stores               227,613                  5,665,287
Ingles Markets Cl A                    8,900                    264,953
Longs Drug Stores                     25,000                  1,027,250
Pantry                                 3,400(b)                 166,668
Performance Food Group                54,930(b)               1,486,406
Ruddick                               65,030                  1,813,036
Spartan Stores                         9,500                    199,785
Topps                                 60,800                    533,824
Village Super Market Cl A             53,797                  3,792,689
                                                            -----------
Total                                                        18,787,463
-----------------------------------------------------------------------

FOOD PRODUCTS (3.0%)
American Dairy                       142,550(b)               2,551,645
Darling Intl                         224,630(b)               1,024,313
Imperial Sugar                        10,700                    246,528
Industrias Bachoco ADR               248,828(c)               5,449,333
J & J Snack Foods                     72,530                  2,776,448
Maui Land & Pineapple                 16,970(b)                 539,646
Omega Protein                        166,900(b)               1,200,011
Ralcorp Holdings                       6,600(b)                 334,290
Reddy Ice Holdings                    34,030                    842,923
Zapata                               221,640(b)               1,334,273
                                                            -----------
Total                                                        16,299,410
-----------------------------------------------------------------------


COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

GAS UTILITIES (0.3%)
Laclede Group                         28,500                 $1,042,530
Northwest Natural Gas                  6,600                    272,184
Piedmont Natural Gas                  10,600                    295,422
Southern Union                             1                         27
                                                            -----------
Total                                                         1,610,163
-----------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.1%)
Greatbatch                            24,000(b)                 624,240

HEALTH CARE PROVIDERS & SERVICES (3.5%)
AMERIGROUP                            15,600(b)                 533,364
AmSurg                                12,700(b)                 260,731
Emergency Medical Services LP Cl A   121,060(b)               2,136,709
Genesis HealthCare                   134,000(b)               6,204,200
LCA-Vision                            29,770                  1,047,904
Magellan Health Services              13,000(b)                 571,740
MedCath                                7,700(b)                 199,276
Molina Healthcare                     14,800(b)                 503,052
Natl Healthcare                       88,825                  4,907,581
Owens & Minor                         82,670                  2,565,250
                                                            -----------
Total                                                        18,929,807
-----------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (4.7%)
Bob Evans Farms                        8,100                    275,157
Canterbury Park Holding               45,810                    604,692
CBRL Group                           109,970                  4,716,612
Centerplate Unit                      74,130(d)               1,286,156
Frisch's Restaurants                  82,425                  2,166,953
Interstate Hotels & Resorts          233,420(b)               1,823,010
Intl Speedway Cl A                    24,630                  1,276,573
Isle of Capri Casinos                116,890(b)               3,228,502
Jack in the Box                       24,900(b)               1,531,101
Lodgian                              149,300(b)               2,142,455
Luby's                                13,100(b)                 144,100
Morgans Hotel Group                   70,020(b)               1,025,093
Ruby Tuesday                          40,800                  1,101,192
Speedway Motorsports                 116,040                  4,397,916
                                                            -----------
Total                                                        25,719,512
-----------------------------------------------------------------------

HOUSEHOLD DURABLES (2.4%)
Avatar Holdings                       12,100(b)                 863,456
California Coastal Communities       165,640(b)               3,427,092
Champion Enterprises                 375,800(b)               3,513,730
Ethan Allen Interiors                 26,100                    926,028
Furniture Brands Intl                 52,300                    900,606
Helen of Troy                        128,800(b,c)             3,043,544
Tarragon                              13,200                    164,868
                                                            -----------
Total                                                        12,839,324
-----------------------------------------------------------------------

INSURANCE (4.4%)
21st Century Insurance Group         130,200                  2,225,118
Alleghany                              8,610(b)               2,949,786
American Natl Insurance               35,700                  4,075,869
American Physicians Capital           21,450(b)                 856,284
Commerce Group                        43,300                  1,321,083
Delphi Financial Group Cl A            2,400                     97,200
Hilb Rogal & Hobbs                    49,760                  2,070,016


COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

INSURANCE (CONT.)
LandAmerica Financial Group           43,240                 $2,642,396
Midland                               54,883                  2,499,921
NYMAGIC                               22,260                    756,172
Ohio Casualty                         47,100                  1,375,791
Presidential Life                      7,800                    174,642
Quanta Capital Holdings              689,300(b,c)             1,564,711
Unitrin                               23,250                  1,137,390
Zenith Natl Insurance                  3,700                    170,792
                                                            -----------
Total                                                        23,917,171
-----------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.1%)
FTD Group                             34,300(b)                 600,936
-----------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.7%)
Internet Capital Group                 6,700(b)                  69,077
Interwoven                            22,900(b)                 324,493
RealNetworks                          91,900(b)               1,056,850
United Online                        116,710                  1,567,415
Vignette                              59,200(b)                 996,336
                                                            -----------
Total                                                         4,014,171
-----------------------------------------------------------------------

IT SERVICES (1.6%)
Cass Information Systems              52,587                  2,031,962
Ciber                                 32,700(b)                 226,938
Forrester Research                     4,500(b)                 126,540
MAXIMUS                              126,400                  3,698,464
MPS Group                             70,100(b)               1,050,799
Perot Systems Cl A                    38,100(b)                 598,932
Sykes Enterprises                     57,900(b)                 997,617
                                                            -----------
Total                                                         8,731,252
-----------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (1.1%)
Arctic Cat                            18,500                    306,360
Brunswick                             98,200                  3,178,734
Callaway Golf                         98,940                  1,461,344
Head                                 139,000(b,c)               514,300
Oakley                                16,900                    311,298
                                                            -----------
Total                                                         5,772,036
-----------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.1%)
Molecular Devices                     29,500(b)                 622,745
-----------------------------------------------------------------------

MACHINERY (4.5%)
EnPro Inds                            26,000(b)                 906,880
Flowserve                             76,100(b)               4,097,224
FreightCar America                    10,300                    567,530
Harsco                                50,400                  3,932,712
IDEX                                  82,800                  3,970,260
Kaydon                               125,800                  5,025,710
Mueller Inds                          32,300                  1,101,430
Terex                                 90,100(b)               5,047,402
                                                            -----------
Total                                                        24,649,148
-----------------------------------------------------------------------

MARINE (0.7%)
Kirby                                 98,800(b)               3,560,752
TBS Intl Cl A                         38,641(b,c)               320,720
                                                            -----------
Total                                                         3,881,472
-----------------------------------------------------------------------




See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
90  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource VP - Small Cap Value Fund

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

MEDIA (2.3%)
Belo Cl A                             41,800                   $760,760
Interactive Data                      16,200                    378,756
Lee Enterprises                        9,600                    277,440
Media General Cl A                    26,500                    979,175
Meredith                              61,240                  3,313,083
ProQuest                              93,770(b)               1,298,715
RCN                                   21,100(b)                 634,266
Valassis Communications              205,300(b)               3,173,938
Value Line                            28,462                  1,657,058
                                                            -----------
Total                                                        12,473,191
-----------------------------------------------------------------------

METALS & MINING (4.8%)
AK Steel Holding                     581,700(b)               9,592,232
AM Castle & Co                        14,400                    381,888
Century Aluminum                     112,600(b)               4,802,390
Chaparral Steel                       10,400                    483,600
Gibraltar Inds                         7,500                    164,325
Metal Management                      17,800                    652,370
Quanex                                22,450                    833,120
Steel Dynamics                        36,800                  1,196,736
Stillwater Mining                    595,000(b)               8,246,700
                                                            -----------
Total                                                        26,353,361
-----------------------------------------------------------------------

MULTILINE RETAIL (2.0%)
99 Cents Only Stores                  22,900(b)                 253,045
Big Lots                               7,600(b)                 169,556
Dillard's Cl A                       193,700                  6,889,909
Dollar General                       247,000                  3,838,380
                                                            -----------
Total                                                        11,150,890
-----------------------------------------------------------------------

MULTI-UTILITIES (0.3%)
PNM Resources                         45,300                  1,390,710
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.6%)
Barnwell Inds                         44,980                  1,011,600
Callon Petroleum                      32,400(b)                 522,612
Chesapeake Energy                    119,600                  4,069,988
Cimarex Energy                         3,687                    138,668
Eastern American Natural Gas          39,500                  1,125,750
Encore Acquisition                   113,000(b)               3,069,080
Evolution Petroleum                  191,030(b)                 477,575
EXCO Resources                       170,100(b)               2,497,068
Harvest Natural Resources             71,300(b)                 730,825
Holly                                  5,600                    302,456
Houston Exploration                   42,480(b)               2,383,978
St. Mary Land & Exploration            5,400                    216,432
TC Pipelines LP                       37,240                  1,195,404
USEC                                 122,000                  1,520,120
Western Refining                      12,000                    339,840
                                                            -----------
Total                                                        19,601,396
-----------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.2%)
Domtar                               708,000(c)               5,083,440
Glatfelter                            81,890                  1,213,610
Schweitzer-Mauduit Intl                7,600                    188,404
                                                            -----------
Total                                                         6,485,454
-----------------------------------------------------------------------

PERSONAL PRODUCTS (0.2%)
NBTY                                  28,500(b)               1,035,975
Prestige Brands Holdings              22,600(b)                 270,748
                                                            -----------
Total                                                         1,306,723
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

PHARMACEUTICALS (0.3%)
Alpharma Cl A                         25,300                   $554,070
Sciele Pharma                         47,000(b)               1,062,670
                                                            -----------
Total                                                         1,616,740
-----------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (2.9%)
Arbor Realty Trust                    26,000                    734,240
Ashford Hospitality Trust             75,400                    989,248
Capital Trust Cl A                     4,300                    191,694
Crescent Real Estate Equities         16,400                    352,272
Deerfield Triarc Capital              78,800                  1,219,824
DiamondRock Hospitality               28,600                    506,220
Extra Space Storage                   20,600                    379,452
FelCor Lodging Trust                  50,100                  1,102,701
Highland Hospitality                  74,300                  1,053,574
Inland Real Estate                    42,900                    832,260
Innkeepers USA Trust                  64,500                  1,032,000
Investors Real Estate Trust           41,100                    417,576
Kite Realty Group Trust               16,000                    303,040
LaSalle Hotel Properties              29,100                  1,283,310
Natl Health Investors                  6,500                    217,750
Natl Retail Properties                14,200                    338,670
Omega Healthcare Investors            37,900                    671,588
Parkway Properties                    20,600                  1,068,728
Ramco-Gershenson Properties Trust      6,600                    244,068
Realty Income                         21,100                    579,406
Redwood Trust                          3,100                    177,351
Resource Capital                      12,000                    199,200
Spirit Finance                        96,700                  1,180,707
Winston Hotels                        43,400                    589,372
                                                            -----------
Total                                                        15,664,251
-----------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.0%)
Affordable Residential Communities LP 15,400(b)                 173,404
Gyrodyne Company of America           25,237(b)               1,223,995
MI Developments Cl A                 100,500(c)               3,646,140
Wellsford Real Properties             50,300                    367,190
                                                            -----------
Total                                                         5,410,729
-----------------------------------------------------------------------

ROAD & RAIL (2.5%)
Arkansas Best                          5,900                    223,610
Covenant Transport Cl A               71,900(b)                 872,147
Laidlaw Intl                         177,060                  5,143,593
Marten Transport                      74,170(b)               1,358,053
Saia                                  33,400(b)                 827,986
Swift Transportation                 129,800(b)               3,682,426
YRC Worldwide                         36,960(b)               1,432,200
                                                            -----------
Total                                                        13,540,015
-----------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.8%)
Advanced Energy Inds                  57,000(b)                 982,110
Asyst Technologies                    40,600(b)                 267,554
Cirrus Logic                          80,300(b)                 559,691
Integrated Silicon Solution          182,800(b)               1,137,016
Power Integrations                    14,300(b)                 398,398
Semiconductor Mfg Intl ADR           985,400(b,c)             5,971,524
Spansion Cl A                        461,800(b)               6,746,898

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
TriQuint Semiconductor               830,587(b)              $4,186,158
Zoran                                 22,800(b)                 339,948
                                                            -----------
Total                                                        20,589,297
-----------------------------------------------------------------------

SOFTWARE (1.4%)
Aspen Technology                      15,200(b)                 148,200
Manhattan Associates                  28,800(b)                 835,200
Mentor Graphics                      349,400(b)               5,908,354
OPNET Technologies                     8,400(b)                 135,492
TIBCO Software                        51,500(b)                 479,465
Ulticom                               13,800(b)                 143,106
                                                            -----------
Total                                                         7,649,817
-----------------------------------------------------------------------

SPECIALTY RETAIL (2.0%)
Asbury Automotive Group               23,400                    550,836
Barnes & Noble                       105,130                  4,207,303
Dress Barn                            11,800(b)                 285,796
Group 1 Automotive                    15,600                    795,444
Haverty Furniture Companies           44,300                    617,542
Men's Wearhouse                      116,850                  4,475,355
                                                            -----------
Total                                                        10,932,276
-----------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.9%)
Deckers Outdoor                        3,100(b)                 172,980
Hampshire Group                       60,010(b)                 996,166
Kellwood                              36,400                  1,137,500
K-Swiss Cl A                          34,300                  1,139,103
Lazare Kaplan Intl                   134,320(b)               1,135,004
Wolverine World Wide                  12,700                    369,062
                                                            -----------
Total                                                         4,949,815
-----------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (2.0%)
Astoria Financial                     75,920                  2,270,009
BankAtlantic Bancorp Cl A             47,020                    614,551
BankUnited Financial Cl A             41,100                  1,048,050
BFC Financial Cl A                   218,422(b)               1,424,111
Corus Bankshares                      41,000                    918,810
Federal Agricultural Mtge Cl C         4,600                    120,014
First Financial Holdings               4,500                    169,290
FirstFed Financial                    20,400(b)               1,326,408
Fremont General                       53,000                    901,530
ITLA Capital                           3,900                    206,778
Ocwen Financial                       65,600(b)                 987,280
TierOne                               24,300                    757,917
Willow Financial Bancorp              14,800                    222,000
                                                            -----------
Total                                                        10,966,748
-----------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.0%)
Applied Industrial Technologies       34,800                    990,408
BlueLinx Holdings                     37,900                    409,699
Houston Wire & Cable                  11,400(b)                 257,070
NuCO2                                147,610(b)               3,685,822
                                                            -----------
Total                                                         5,342,999
-----------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (--%)
Sea Containers Cl A                   61,000(b,c)                32,788
-----------------------------------------------------------------------

WATER UTILITIES (0.6%)
SJW                                   89,480                  3,138,064
-----------------------------------------------------------------------



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
91  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource VP - Small Cap Value Fund

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

WIRELESS TELECOMMUNICATION SERVICES (--%)
USA Mobility                           7,200                   $175,248
-----------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $492,620,595)                                       $553,771,926
-----------------------------------------------------------------------

OTHER (0.1%)

ISSUER                                SHARES                   VALUE(a)

Air France-KLM ADR
   Warrants                           51,500(b,c,f)            $491,825
-----------------------------------------------------------------------

TOTAL OTHER
(Cost: $--)                                                    $491,825
-----------------------------------------------------------------------

MONEY MARKET FUND (13.6%)

                                      SHARES                   VALUE(a)

RiverSource Short-Term
  Cash Fund                       73,930,109(e)             $73,930,109
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $73,930,109)                                         $73,930,109
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $566,550,704)(g)                                    $628,193,860
=======================================================================


NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2006.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2006, the value of foreign securities represented 6.7% of net assets.

(d) An Income Deposit Security (IDS) also known as an enhanced income security
    (EIS), is an exchange-traded security composed of both an issuer's common shares and its subordinated notes. The holder of the IDS may receive dividends from the common stock and interest income from the debt instrument.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(f) Identifies issues considered to be illiquid as to their marketability.
    These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Nov. 30, 2006, is as follows:

    SECURITY                                ACQUISITION DATES         COST
    ---------------------------------------------------------------------------
    Air France-KLM ADR
      Warrants                                  05-05-04              $--

(g) At Nov. 30, 2006, the cost of securities for federal income tax purposes was approximately $566,551,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                       $ 79,319,000

    Unrealized depreciation                                        (17,676,000)
    ---------------------------------------------------------------------------
    Net unrealized appreciation                                   $ 61,643,000
    ---------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------
92  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

                                                             S-6466-80 F (1/07)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            RiverSource Variable Portfolio - Investment Series, Inc.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   January 29, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   January 29, 2007





By                                 /s/ Jeffrey P. Fox
                                   -----------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   January 29, 2007